UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-02628

Fidelity Municipal Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2023

Item 1.

Reports to Stockholders

Fidelity® Municipal Income Fund

Semi-Annual Report
June 30, 2023
Includes Fidelity and Fidelity Advisor share classes

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary June 30, 2023 (Unaudited)
Top Five States (% of Fund's net assets)

Illinois	17.6
Pennsylvania	8.1
New York	6.7
Florida	6.2
New Jersey	5.3

Revenue Sources (% of Fund's net assets)
Health Care	23.0
Transportation	23.0
General Obligations	21.1
Education	8.9
Special Tax	7.0
Others* (Individually Less Than 5%)	17.0
100.0

*Includes net other assets

Quality Diversification (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Schedule of Investments June 30, 2023 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 95.7%
	Principal Amount (a) (000s)	Value ($) (000s)
Alabama - 0.8%
Auburn Univ. Gen. Fee Rev. Series 2018 A, 5% 6/1/43	2,565	2,718
Jefferson County Gen. Oblig. Series 2018 A, 5% 4/1/26	2,400	2,514
Montgomery Med. Clinic Facilities Series 2015, 5% 3/1/33	4,140	4,056
Southeast Energy Auth. Rev. Bonds:
(Proj. No. 2) Series 2021 B1:
4% 6/1/29	1,475	1,475
4% 6/1/30	1,115	1,111
4% 6/1/31	975	962
Bonds (Proj. No. 2) Series 2021 B1, 4%, tender 12/1/31 (b)	23,655	22,994
TOTAL ALABAMA		35,830
Arizona - 1.8%
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2007 B, 3 month U.S. LIBOR + 0.810% 4.278%, tender 1/1/37 (b)(c)	2,485	2,329
Arizona Indl. Dev. Auth. Hosp. Rev. Series 2021 A:
5% 2/1/30	1,300	1,456
5% 2/1/31	1,250	1,421
5% 2/1/32	1,250	1,441
Arizona Indl. Dev. Auth. Rev. (Provident Group-Eastern Michigan Univ. Parking Proj.) Series 2018:
5% 5/1/48	910	546
5% 5/1/51	910	546
Chandler Indl. Dev. Auth. Indl. Dev. Rev. (Intel Corp. Proj.) Series 2022 2, 5%, tender 9/1/27 (b)(d)	4,580	4,687
Glendale Gen. Oblig. Series 2017:
5% 7/1/30	2,080	2,246
5% 7/1/31	3,105	3,340
Glendale Indl. Dev. Auth. (Terraces of Phoenix Proj.) Series 2018 A:
5% 7/1/38	235	204
5% 7/1/48	295	235
Maricopa County Indl. Dev. Auth. (Creighton Univ. Proj.) Series 2020, 5% 7/1/47	2,400	2,521
Maricopa County Indl. Dev. Auth. Sr. Living Facilities Series 2016:
5.75% 1/1/36 (e)	2,140	1,723
6% 1/1/48 (e)	5,260	3,798
Maricopa County Rev.:
Series 2016 A:
5% 1/1/32	8,280	8,726
5% 1/1/33	4,965	5,230
Series 2017 D, 3% 1/1/48	5,970	4,586
Series 2019 E, 3% 1/1/49	3,535	2,693
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2017 A:
5% 7/1/33 (d)	910	960
5% 7/1/36 (d)	1,450	1,513
5% 7/1/37 (d)	1,075	1,117
Series 2017 B:
5% 7/1/29	2,070	2,232
5% 7/1/33	2,900	3,115
5% 7/1/36	3,310	3,516
5% 7/1/37	2,070	2,189
Phoenix Civic Impt. Corp. Series 2019 A, 5% 7/1/45	6,100	6,392
Phoenix IDA Student Hsg. Rev. (Downtown Phoenix Student Hsg. II LLC Arizona State Univ. Proj.) Series 2019 A:
5% 7/1/44	1,000	1,004
5% 7/1/49	1,125	1,115
5% 7/1/54	1,330	1,306
5% 7/1/59	2,000	1,951
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007, 5.5% 12/1/29	7,370	7,922
TOTAL ARIZONA		82,060
California - 4.2%
ABC Unified School District Series 1997 C, 0% 8/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,250	2,764
California Gen. Oblig.:
Series 2004:
5.25% 12/1/33	150	150
5.5% 4/1/28	10	10
5.5% 4/1/30	5	5
Series 2021, 5% 10/1/37	7,740	8,837
California Hsg. Fin. Agcy.:
Series 2021 1, 3.5% 11/20/35	3,069	2,872
Series 2023 A1, 4.375% 9/20/36	8,640	8,623
California Muni. Fin. Auth. Student Hsg. (CHF-Davis I, LLC - West Village Student Hsg. Proj.) Series 2018, 5% 5/15/38	7,200	7,435
California Pub. Works Board Lease Rev. (Various Cap. Projs.) Series 2022 C:
5% 8/1/31	1,365	1,610
5% 8/1/34	2,535	2,961
California Statewide Cmntys. Dev. Auth. Rev.:
Series 2015, 5% 2/1/45	2,695	1,617
Series 2018 A, 5% 3/1/42	195	200
Eastern Muni. Wtr. District Fing. Auth. Series 2020 A:
4% 7/1/38	1,400	1,429
5% 7/1/36	1,600	1,821
5% 7/1/37	1,000	1,129
Folsom Cordova Union School District No. 4 Series A, 0% 10/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,520	1,140
Fresno Arpt. Rev. Series 2023 A:
5% 7/1/30 (Build America Mutual Assurance Insured) (d)	2,000	2,201
5% 7/1/31 (Build America Mutual Assurance Insured) (d)	1,000	1,113
Kern Cmnty. College District Gen. Oblig. Series 2006:
0% 11/1/28 (Assured Guaranty Muni. Corp. Insured)	4,100	3,462
0% 11/1/30 (Assured Guaranty Muni. Corp. Insured)	4,140	3,256
Long Beach Unified School District Series 2009, 5.5% 8/1/29	155	155
Los Angeles Dept. Arpt. Rev.:
Series 2020 C, 5% 5/15/45 (d)	2,900	3,033
Series 2021 D:
5% 5/15/35 (d)	1,610	1,771
5% 5/15/35 (Pre-Refunded to 11/15/31 @ 100) (d)	90	101
Los Angeles Hbr. Dept. Rev. Series 2019 A:
5% 8/1/25 (d)	3,515	3,632
5% 8/1/26 (d)	1,350	1,418
Monrovia Unified School District Series B, 0% 8/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,745	3,026
Mount Diablo Unified School District Series 2022 B:
4% 8/1/29	1,595	1,711
4% 8/1/30	465	503
4% 8/1/32	2,900	3,151
Oakland Unified School District Alameda County Series 2015 A, 5% 8/1/29	1,450	1,510
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	4,885	3,594
Series 2011, 0% 8/1/46	950	322
Series B:
0% 8/1/37	6,455	3,692
0% 8/1/39	19,705	10,205
Poway Unified School District Pub. Fing. Series 2015 A:
5% 9/1/24	825	835
5% 9/1/26	1,050	1,080
5% 9/1/29	2,185	2,250
5% 9/1/31	985	1,011
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,140	3,675
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Series 2021 B:
5% 7/1/46 (d)	10,000	10,442
5% 7/1/56 (d)	7,000	7,237
San Diego Unified School District:
Series 2008 C, 0% 7/1/34	2,980	2,049
Series 2008 E, 0% 7/1/47 (f)	7,205	5,302
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2019 A, 5% 5/1/49 (d)	1,000	1,031
Series 2019 B, 5% 5/1/49	3,765	3,983
Series 2022 A:
5% 5/1/26 (d)	6,315	6,563
5% 5/1/27 (d)	6,395	6,732
5% 5/1/28 (d)	8,530	9,099
5% 5/1/29 (d)	5,710	6,172
Series 2022 B, 5% 5/1/52	17,310	18,670
San Marcos Unified School District Series 2010 B, 0% 8/1/47	17,635	6,085
San Mateo County Cmnty. College District Series A, 0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,495	4,088
Washington Township Health Care District Gen. Oblig. Series 2013 A, 5.5% 8/1/38	3,725	3,810
TOTAL CALIFORNIA		190,573
Colorado - 2.1%
Arkansas River Pwr. Auth. Rev. Series 2018 A:
5% 10/1/38	2,080	2,104
5% 10/1/43	2,600	2,596
Colorado Health Facilities Auth. Rev. Bonds:
(Parkview Med. Ctr., Inc. Proj.) Series 2016:
4% 9/1/35	1,365	1,356
4% 9/1/36	1,075	1,054
5% 9/1/46	6,045	6,115
Series 2019 A1, 4% 8/1/44	4,395	4,105
Series 2019 A2:
3.25% 8/1/49	4,110	2,997
4% 8/1/49	17,455	15,956
5% 8/1/37	1,000	1,050
5% 8/1/44	6,145	6,344
Series 2020 A, 4% 9/1/50	1,525	1,342
Colorado Hsg. & Fin. Auth. Series 2019 H, 4.25% 11/1/49	965	964
Denver City & County Arpt. Rev.:
Series 2017 A:
5% 11/15/26 (d)	2,855	2,985
5% 11/15/27 (d)	2,440	2,589
Series 2018 A:
5% 12/1/34 (d)	4,245	4,786
5% 12/1/36 (d)	4,140	4,354
5% 12/1/37 (d)	8,280	8,665
Series 2022 A:
5% 11/15/33 (d)	1,185	1,324
5% 11/15/36 (d)	10,000	10,942
5.5% 11/15/38 (d)	12,500	14,028
TOTAL COLORADO		95,656
Connecticut - 1.7%
Connecticut Gen. Oblig.:
Series 2015 B, 5% 6/15/32	1,895	1,958
Series 2020 A:
4% 1/15/34	8,385	8,928
4% 1/15/38	1,000	1,019
Series 2021 A:
3% 1/15/35	1,000	955
3% 1/15/39	1,475	1,269
3% 1/15/40	1,770	1,496
Series 2021 B:
3% 6/1/38	1,850	1,611
3% 6/1/40	1,740	1,470
4% 1/15/39	3,305	3,346
Series 2022 B, 3% 1/15/40	3,710	3,131
Connecticut Health & Edl. Facilities Auth. Rev.:
(Sacred Heart Univ., CT. Proj.) Series 2017 I-1:
5% 7/1/26	415	435
5% 7/1/27	290	309
5% 7/1/28	525	558
5% 7/1/29	330	351
Series 2016 K, 4% 7/1/46	7,315	6,516
Series 2018 K-3, 5% 7/1/36	895	895
Series 2019 A:
5% 7/1/39 (e)	3,930	3,546
5% 7/1/49 (e)	285	244
Series 2020 A:
4% 7/1/37	2,500	2,441
4% 7/1/38	1,120	1,081
5% 7/1/32	2,000	2,178
5% 7/1/34	3,500	3,797
Series 2020 K, 5% 7/1/44 (e)	1,525	1,440
Series 2021 S, 4% 6/1/51	1,675	1,495
Series 2022 M:
4% 7/1/36	4,000	3,910
4% 7/1/52	2,515	2,256
Series G, 5% 7/1/50 (e)	1,800	1,650
Series K1:
5% 7/1/27	415	418
5% 7/1/29	1,060	1,075
5% 7/1/30	830	841
5% 7/1/31	1,400	1,418
5% 7/1/32	1,000	1,011
5% 7/1/33	2,500	2,528
5% 7/1/34	620	627
Connecticut Hsg. Fin. Auth. Series 2021 B1, 3% 11/15/49	1,705	1,639
Hbr. Point Infrastructure Impt. District Series 2017:
5% 4/1/30 (e)	3,485	3,537
5% 4/1/39 (e)	4,865	4,862
New Britain Gen. Oblig. Series 2017 C, 5% 3/1/29 (Assured Guaranty Muni. Corp. Insured)	885	945
TOTAL CONNECTICUT		77,186
District Of Columbia - 1.1%
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. (Dulles Metrorail and Cap. Impt. Projs.):
Series 2019 A:
5% 10/1/35	2,115	2,255
5% 10/1/37	2,125	2,243
5% 10/1/39	2,000	2,102
5% 10/1/44	7,000	7,302
Series 2019 B:
3% 10/1/50 (Assured Guaranty Muni. Corp. Insured)	6,355	4,769
5% 10/1/47	7,150	7,431
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2017 A:
5% 10/1/31 (d)	1,200	1,271
5% 10/1/32 (d)	1,855	1,963
5% 10/1/33 (d)	910	962
5% 10/1/35 (d)	2,070	2,173
5% 10/1/42 (d)	4,140	4,269
Series 2020 A:
5% 10/1/26 (d)	9,015	9,406
5% 10/1/27 (d)	3,125	3,307
5% 10/1/28 (d)	1,560	1,676
TOTAL DISTRICT OF COLUMBIA		51,129
Florida - 6.2%
Brevard County School Board Ctfs. of Prtn. Series 2015 C, 5% 7/1/28	1,445	1,492
Broward County Arpt. Sys. Rev.:
Series 2017:
5% 10/1/25 (d)	205	211
5% 10/1/26 (d)	930	969
5% 10/1/27 (d)	830	877
5% 10/1/29 (d)	2,200	2,329
5% 10/1/30 (d)	610	646
5% 10/1/32 (d)	2,900	3,062
5% 10/1/33 (d)	1,080	1,139
5% 10/1/34 (d)	1,055	1,110
5% 10/1/35 (d)	1,240	1,299
5% 10/1/36 (d)	1,655	1,725
5% 10/1/37 (d)	1,865	1,935
5% 10/1/42 (d)	3,520	3,606
5% 10/1/47 (d)	4,965	5,074
Series A:
5% 10/1/28 (d)	2,485	2,551
5% 10/1/30 (d)	2,900	2,980
5% 10/1/31 (d)	2,485	2,554
5% 10/1/32 (d)	2,320	2,383
Broward County School Board Ctfs. of Prtn.:
(Broward County School District Proj.) Series 2016 A, 5% 7/1/28	555	583
Series 2015 A, 5% 7/1/27	830	859
Series 2016, 5% 7/1/32	1,820	1,899
Cap. Projs. Fin. Auth. Student Hsg. Rev. (Cap. Projs. Ln. Prog. - Florida Univs.) Series 2020 A, 5% 10/1/28	2,000	2,080
Duval County School Board Ctfs. of Prtn.:
Series 2015 B:
5% 7/1/28	1,705	1,761
5% 7/1/32	10,120	10,427
Series 2016 A, 5% 7/1/33	1,110	1,155
Escambia County Health Facilities Auth. Health Facilities Rev. Series 2020 A, 4% 8/15/45	2,820	2,521
Florida Dept. of Trans. Tpk. Rev. Series 2022 B:
4% 7/1/36	4,155	4,283
4% 7/1/37	4,525	4,623
4% 7/1/38	4,710	4,789
Florida Higher Edl. Facilities Fing. Auth. (Rollins College Proj.) Series 2020 A, 3% 12/1/48	5,015	3,631
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev. Bonds Series 2023 C, 5%, tender 12/1/25 (b)	2,050	2,104
Florida Mid-Bay Bridge Auth. Rev.:
Series 2015 A, 5% 10/1/35	5,300	5,373
Series 2015 C:
5% 10/1/30	2,705	2,751
5% 10/1/40	1,655	1,656
Florida Muni. Pwr. Agcy. Rev.:
(Requirements Pwr. Supply Proj.) Series 2016 A:
5% 10/1/30	1,810	1,910
5% 10/1/31	1,975	2,080
Series 2015 B:
5% 10/1/28	830	860
5% 10/1/30	1,490	1,539
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2016 A, 5% 10/1/46 (d)	830	844
Series 2016:
5% 10/1/26 (d)	1,405	1,465
5% 10/1/27 (d)	830	877
Series 2017 A:
5% 10/1/25 (d)	275	281
5% 10/1/25 (Escrowed to Maturity) (d)	555	571
5% 10/1/27 (d)	385	406
5% 10/1/27 (Escrowed to Maturity) (d)	1,270	1,354
5% 10/1/29 (Pre-Refunded to 10/1/27 @ 100) (d)	2,485	2,665
5% 10/1/30 (Pre-Refunded to 10/1/27 @ 100) (d)	2,665	2,858
5% 10/1/34 (d)	4,965	5,225
5% 10/1/37 (d)	5,175	5,370
Halifax Hosp. Med. Ctr. Rev. Series 2015, 5% 6/1/24	230	233
JEA Wtr. & Swr. Sys. Rev. Series 2021 A:
4% 10/1/37	4,560	4,646
4% 10/1/38	1,090	1,099
Miami-Dade County Aviation Rev.:
Series 2014 A, 5% 10/1/28 (d)	4,140	4,182
Series 2015 A:
5% 10/1/29 (d)	1,310	1,339
5% 10/1/31 (d)	1,100	1,124
5% 10/1/35 (d)	4,555	4,581
Series 2016 A:
5% 10/1/29	1,200	1,266
5% 10/1/31	1,450	1,525
Series 2017 B, 5% 10/1/40 (d)	10,760	11,037
Series 2019 A, 5% 10/1/49 (d)	11,860	12,187
Miami-Dade County Expressway Auth.:
Series 2014 A, 5% 7/1/44	2,265	2,272
Series 2014 B, 5% 7/1/28	830	840
Series 2016 A:
5% 7/1/32	3,560	3,696
5% 7/1/33	3,020	3,131
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2015 A, 5% 5/1/29	3,375	3,461
Series 2016 A, 5% 5/1/30	6,225	6,517
Miami-Dade County Wtr. & Swr. Rev.:
Series 2017 B, 4% 10/1/35	3,900	3,977
Series 2021:
5% 10/1/31	1,250	1,448
5% 10/1/32	645	745
Orange County Health Facilities Auth. Series 2016 A:
5% 10/1/39	2,200	2,283
5% 10/1/44	1,605	1,650
Palm Beach County Arpt. Sys. Rev. Series 2016:
5% 10/1/24 (d)	1,140	1,155
5% 10/1/27 (d)	830	861
5% 10/1/29 (d)	860	894
5% 10/1/30 (d)	1,530	1,590
5% 10/1/31 (d)	1,075	1,117
5% 10/1/32 (d)	1,655	1,719
5% 10/1/33 (d)	3,555	3,691
5% 10/1/34 (d)	3,730	3,864
5% 10/1/35 (d)	3,930	4,056
Palm Beach County Health Facilities Auth. Hosp. Rev. Series 2019, 4% 8/15/49	9,880	9,031
Palm Beach County School Board Ctfs. of Prtn. Series 2015 D, 5% 8/1/28	3,905	4,032
Pinellas County Idr (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Proj.) Series 2019:
5% 7/1/29	400	409
5% 7/1/39	810	814
South Florida Wtr. Mgmt. District Ctfs. of Prtn. Series 2015:
5% 10/1/29	4,140	4,350
5% 10/1/32	5,190	5,428
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr., FL. Proj.) Series 2017:
4% 8/15/33	2,070	2,099
5% 8/15/26	2,815	2,952
5% 8/15/27	1,865	1,992
5% 8/15/28	1,240	1,329
5% 8/15/30	2,685	2,854
5% 8/15/31	2,590	2,753
5% 8/15/32	1,930	2,050
5% 8/15/34	5,360	5,663
5% 8/15/35	3,555	3,734
5% 8/15/42	5,465	5,629
5% 8/15/47	8,115	8,328
Tallahassee Health Facilities Rev.:
(Tallahassee Memorial Healthcare, Inc. Proj.) Series 2016 A, 5% 12/1/41	910	906
Series 2015 A, 5% 12/1/40	1,820	1,820
Volusia County Edl. Facilities Auth. Rev. (Embry-Riddle Aeronautical Univ., Inc. Proj.) Series 2020 A:
5% 10/15/44	905	948
5% 10/15/49	1,705	1,773
Volusia County School Board Ctfs. of Prtn. (Florida Master Lease Prog.) Series 2016 A:
5% 8/1/29 (Build America Mutual Assurance Insured)	830	866
5% 8/1/32 (Build America Mutual Assurance Insured)	4,140	4,306
TOTAL FLORIDA		280,994
Georgia - 3.9%
Atlanta Arpt. Rev. Series 2019 B, 5% 7/1/25 (d)	1,870	1,915
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Transmission Corp. Proj.) Series 2012, 2.75% 1/1/52 (b)	4,320	2,851
Columbus Med. Ctr. Hosp. Auth. Bonds (Piedmont Healthcare, Inc. Proj.) Series 2019 B, 5%, tender 7/1/29 (b)	6,900	7,470
Fulton County Dev. Auth. Rev. Series 2019, 4% 6/15/49	1,515	1,489
Gainesville & Hall County Hosp. Auth. Rev. Series 2020 A, 3% 2/15/47	13,420	10,136
Georgia Gen. Oblig. Series 2022 A:
5% 7/1/33	6,885	8,211
5% 7/1/34	14,350	17,027
5% 7/1/35	24,240	28,495
Glynn-Brunswick Memorial Hosp. Auth. Rev. (Southeast Georgia Health Sys. Proj.) Series 2017:
4% 8/1/43	1,860	1,647
5% 8/1/39	1,705	1,710
5% 8/1/43	2,275	2,252
Hosp. Auth. of Savannah Auth. Rev. Series 2019 A:
4% 7/1/35	1,400	1,408
4% 7/1/36	4,500	4,492
4% 7/1/43	6,160	5,882
Main Street Natural Gas, Inc. Bonds:
Series 2021 A, 4%, tender 9/1/27 (b)	25,000	24,917
Series 2021 C, 4%, tender 12/1/28 (b)	23,425	23,070
Series 2023 C, 5%, tender 9/1/30 (b)	23,910	25,102
Private Colleges & Univs. Auth. Rev.:
(Agnes Scott College) Series 2019 A, 5% 6/1/28	1,000	1,070
Series 2019 A, 5% 6/1/29	800	869
Series 2020 B:
5% 9/1/31	2,490	2,858
5% 9/1/32	1,880	2,158
TOTAL GEORGIA		175,029
Hawaii - 0.4%
Hawaii Arpts. Sys. Rev.:
Series 2018 A:
5% 7/1/29 (d)	1,055	1,127
5% 7/1/30 (d)	1,240	1,325
5% 7/1/31 (d)	1,215	1,299
5% 7/1/32 (d)	1,240	1,325
5% 7/1/33 (d)	1,265	1,350
Series 2022 A, 5% 7/1/42 (d)	9,480	10,016
Hawaii Gen. Oblig. Series 2020 A, 4% 7/1/34 (d)	750	759
TOTAL HAWAII		17,201
Idaho - 0.0%
Idaho Hsg. & Fin. Assoc. Single Family Mtg. Series 2019 A, 4% 1/1/50	490	486
Illinois - 17.6%
Chicago Board of Ed.:
Series 2012 A, 5% 12/1/42	7,630	7,527
Series 2015 C, 5.25% 12/1/39	1,405	1,408
Series 2016 B, 6.5% 12/1/46	660	691
Series 2017 A, 7% 12/1/46 (e)	2,320	2,506
Series 2017 C:
5% 12/1/24	4,770	4,824
5% 12/1/25	2,725	2,791
5% 12/1/26	800	827
5% 12/1/30	2,105	2,166
5% 12/1/34	1,245	1,274
Series 2017 D:
5% 12/1/23	2,460	2,469
5% 12/1/24	1,030	1,042
5% 12/1/31	3,565	3,657
Series 2017 H, 5% 12/1/36	95	96
Series 2018 A:
5% 12/1/25	830	850
5% 12/1/26	830	858
5% 12/1/28	3,915	4,104
5% 12/1/30	1,655	1,718
5% 12/1/32	950	985
5% 12/1/34	1,140	1,175
5% 12/1/35	830	851
Series 2018 C, 5% 12/1/46	3,250	3,188
Series 2019 A:
4% 12/1/27	5,000	4,987
5% 12/1/27	1,625	1,692
5% 12/1/28	2,910	3,051
5% 12/1/28	2,000	2,097
5% 12/1/33	1,300	1,358
Chicago Gen. Oblig.:
Series 2017 A, 6% 1/1/38	1,000	1,064
Series 2020 A:
5% 1/1/27	430	450
5% 1/1/29	3,175	3,391
5% 1/1/30	3,555	3,829
5% 1/1/31	3,760	4,027
Series 2021 A, 5% 1/1/32	5,335	5,781
Series 2023 A:
5.25% 1/1/38	11,380	12,319
5.5% 1/1/39	12,000	13,176
5.5% 1/1/40	6,750	7,381
Chicago Midway Arpt. Rev.:
Series 2014 A:
5% 1/1/28 (d)	9,150	9,179
5% 1/1/33 (d)	4,450	4,466
5% 1/1/34 (d)	2,150	2,157
Series 2016 A, 5% 1/1/28 (d)	1,655	1,699
Series 2016 B:
4% 1/1/35	1,305	1,311
5% 1/1/36	1,655	1,711
5% 1/1/37	2,235	2,304
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2015 A, 5% 1/1/31 (d)	5,000	5,079
Series 2015 C, 5% 1/1/46 (d)	1,985	1,990
Series 2016 B, 5% 1/1/34	5,050	5,251
Series 2016 C:
5% 1/1/33	2,255	2,348
5% 1/1/34	2,610	2,714
Series 2016 G:
5% 1/1/37 (d)	1,655	1,709
5% 1/1/42 (d)	1,655	1,685
5.25% 1/1/29 (d)	290	306
5.25% 1/1/31 (d)	330	348
Series 2017 A, 5% 1/1/31	2,925	3,108
Series 2017 B:
5% 1/1/35	1,740	1,840
5% 1/1/37	7,080	7,402
Series 2017 C:
5% 1/1/30	495	526
5% 1/1/31	495	526
5% 1/1/32	540	574
Series 2017 D:
5% 1/1/28 (d)	2,475	2,583
5% 1/1/29 (d)	2,070	2,165
5% 1/1/32 (d)	2,235	2,340
5% 1/1/34 (d)	3,360	3,513
5% 1/1/35 (d)	2,485	2,587
5% 1/1/36 (d)	3,090	3,204
5% 1/1/37 (d)	1,655	1,709
Series 2018 A:
5% 1/1/48 (d)	2,215	2,278
5% 1/1/53 (d)	3,790	3,883
Chicago O'Hare Int'l. Arpt. Spl. Facilities Rev. Series 2018:
5% 7/1/38 (d)	2,185	2,224
5% 7/1/48 (d)	9,030	9,035
Chicago Transit Auth. Series 2017, 5% 12/1/46	3,395	3,478
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017:
5% 6/1/25	255	261
5% 6/1/26	205	214
Cook County Gen. Oblig. Series 2016 A:
5% 11/15/26	4,420	4,662
5% 11/15/27	2,320	2,441
5% 11/15/28	3,020	3,177
5% 11/15/29	3,760	3,956
5% 11/15/30	4,140	4,355
DuPage & Cook Counties Cmnty. Unit School District #205 Series 2021 A, 2% 1/1/39	4,200	3,026
Illinois Fin. Auth.:
Series 2020 A:
3% 5/15/50	10,870	7,477
3% 5/15/50 (Build America Mutual Assurance Insured)	5,040	3,635
3.25% 8/15/49	8,905	6,941
Series 2020, 5% 7/1/36	5,850	6,581
Series 2022 A, 5% 8/15/47	3,500	3,712
Illinois Fin. Auth. Rev.:
(Bradley Univ. Proj.) Series 2017 C:
5% 8/1/29	1,090	1,124
5% 8/1/30	760	783
5% 8/1/32	1,015	1,043
(Depaul Univ. Proj.) Series 2016 A:
4% 10/1/34	830	837
5% 10/1/29	830	875
5% 10/1/30	830	875
(OSF Healthcare Sys.) Series 2018 A:
4.125% 5/15/47	25,725	23,636
5% 5/15/43	34,525	35,074
(Presence Health Proj.) Series 2016 C:
3.625% 2/15/32	950	956
4% 2/15/33	225	229
5% 2/15/29	5,110	5,428
5% 2/15/36	1,535	1,610
(Rosalind Franklin Univ. Research Bldg. Proj.) Series 2017 C, 5% 8/1/46	830	816
(Rush Univ. Med. Ctr. Proj.) Series 2015 A, 5% 11/15/34	415	424
Series 2013:
5% 11/15/28	2,380	2,381
5% 11/15/29	1,160	1,161
Series 2015 A, 5% 11/15/35	1,985	2,027
Series 2015 C:
4.125% 8/15/37	735	697
5% 8/15/35	6,175	6,297
5% 8/15/44	30,175	30,205
Series 2016 A:
5% 8/15/25 (Escrowed to Maturity)	1,970	2,040
5% 7/1/28 (Pre-Refunded to 7/1/26 @ 100)	1,020	1,079
5% 2/15/29	4,255	4,448
5% 2/15/30	4,490	4,708
5% 7/1/30 (Pre-Refunded to 7/1/26 @ 100)	590	624
5% 2/15/31	3,620	3,796
5% 7/1/31 (Pre-Refunded to 7/1/26 @ 100)	1,040	1,100
5% 2/15/32	3,520	3,691
5% 7/1/33 (Pre-Refunded to 7/1/26 @ 100)	540	571
5% 7/1/34 (Pre-Refunded to 7/1/26 @ 100)	4,140	4,380
5% 8/15/35 (Pre-Refunded to 8/15/26 @ 100)	420	443
5% 7/1/36 (Pre-Refunded to 7/1/26 @ 100)	2,140	2,264
5% 8/15/36 (Pre-Refunded to 8/15/26 @ 100)	1,685	1,779
5.25% 8/15/31 (Pre-Refunded to 8/15/26 @ 100)	495	526
Series 2016 B:
5% 8/15/31	6,095	6,457
5% 8/15/32	5,000	5,276
5% 8/15/34	6,220	6,547
5% 8/15/36	8,680	9,051
Series 2016 C:
3.75% 2/15/34	1,215	1,225
4% 2/15/36	5,160	5,196
4% 2/15/41	20,725	20,151
4% 2/15/41 (Pre-Refunded to 2/15/27 @ 100)	655	676
5% 2/15/31	12,595	13,369
5% 2/15/32	3,660	3,880
5% 2/15/34	2,920	3,082
Series 2016 D, 4% 2/15/46 (Pre-Refunded to 2/15/26 @ 100)	15,500	15,879
Series 2016:
4% 2/15/41 (Pre-Refunded to 2/15/27 @ 100)	30	31
5% 5/15/29	1,040	1,082
5% 12/1/29	1,420	1,478
5% 5/15/30	2,200	2,284
5% 12/1/33	835	864
5% 12/1/46	11,065	11,121
Series 2017 A:
5% 1/1/36 (Pre-Refunded to 1/1/27 @ 100)	1,860	1,986
5% 8/1/42	730	729
Series 2017:
5% 1/1/29	2,775	2,986
5% 7/1/34	4,640	4,957
5% 7/1/35	3,900	4,158
Series 2019:
4% 9/1/37	600	501
4% 9/1/41	1,000	785
5% 9/1/36	1,000	950
Illinois Gen. Oblig.:
Series 2014:
5% 2/1/25	3,005	3,025
5% 2/1/26	2,270	2,285
5% 4/1/28	1,895	1,915
5% 5/1/28	1,780	1,801
5.25% 2/1/31	360	363
Series 2016:
5% 6/1/26	995	1,037
5% 2/1/27	5,585	5,884
Series 2018 A, 5% 10/1/28	230	249
Series 2020, 5.75% 5/1/45	3,865	4,209
Series 2021 A:
5% 3/1/32	2,750	3,062
5% 3/1/33	1,500	1,663
5% 3/1/34	2,220	2,443
5% 3/1/35	5,450	5,949
5% 3/1/36	4,500	4,867
5% 3/1/37	5,500	5,897
5% 3/1/46	7,635	7,940
Series 2022 A:
5% 3/1/29	4,600	5,007
5% 3/1/32	4,490	5,067
5% 3/1/33	6,690	7,547
5% 3/1/34	5,110	5,680
Series 2022 B, 5% 10/1/34	16,015	17,820
Series 2023 B:
5% 5/1/29	11,295	12,336
5% 5/1/35	8,085	8,906
5% 5/1/36	3,550	3,871
5% 5/1/37	1,770	1,913
5.25% 5/1/41	4,360	4,703
5.25% 5/1/43	320	343
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. Series 2019, 2.9% 7/1/35	5,979	5,386
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/31	3,370	3,459
Illinois Sales Tax Rev. Series 2021 A, 3% 6/15/33 (Build America Mutual Assurance Insured)	4,230	3,897
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2016 A, 5% 12/1/31	5,825	6,054
Series 2019 A, 5% 1/1/44	1,260	1,331
Series A:
5% 1/1/36	1,000	1,115
5% 1/1/38	350	383
5% 1/1/40	2,390	2,653
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2016:
5% 2/1/34	5,795	6,006
5% 2/1/35	4,140	4,277
5% 2/1/36	7,120	7,322
Lake County Cmnty. Consolidated School District #73 Gen. Oblig. Series 2021, 2.25% 1/1/40	1,000	748
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 2002 A, 0% 6/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,645	1,532
Series 2010 B1:
0% 6/15/43 (Assured Guaranty Muni. Corp. Insured)	41,985	16,557
0% 6/15/45 (Assured Guaranty Muni. Corp. Insured)	25,250	8,933
0% 6/15/47 (Assured Guaranty Muni. Corp. Insured)	3,000	954
Series 2012 B, 0% 12/15/51	10,845	2,632
Series 1996 A, 0% 6/15/24	2,535	2,442
Series 2002 A, 0% 6/15/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,690	1,037
Series 2002, 0% 12/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	13,280	7,470
Series 2017 B:
5% 12/15/25	830	852
5% 12/15/26	2,755	2,857
5% 12/15/27	295	310
5% 12/15/31	560	587
5% 12/15/34	330	344
Series 2022 A:
4% 12/15/42	7,330	6,940
4% 12/15/47	560	514
4% 6/15/52	2,000	1,795
Northern Illinois Univ. Revs. Series 2020 B:
5% 4/1/26 (Build America Mutual Assurance Insured)	1,400	1,447
5% 4/1/28 (Build America Mutual Assurance Insured)	1,300	1,379
5% 4/1/30 (Build America Mutual Assurance Insured)	1,000	1,077
5% 4/1/32 (Build America Mutual Assurance Insured)	1,295	1,378
Railsplitter Tobacco Settlement Auth. Rev. Series 2017:
5% 6/1/27	4,345	4,564
5% 6/1/28	2,275	2,394
Sales Tax Securitization Corp. Series 2023 C, 5% 1/1/32 (g)	7,305	8,211
Univ. of Illinois Rev.:
Series 2013:
6% 10/1/42	4,555	4,584
6.25% 10/1/38	4,495	4,527
Series 2018 A, 5% 4/1/30	3,425	3,717
Will County Cmnty. Unit School District #365-U Series 2007 B, 0% 11/1/26 (Assured Guaranty Muni. Corp. Insured)	5,095	4,517
Will County Illinois Series 2016:
5% 11/15/32 (Pre-Refunded to 11/15/25 @ 100)	1,020	1,064
5% 11/15/33 (Pre-Refunded to 11/15/25 @ 100)	1,240	1,293
5% 11/15/34 (Pre-Refunded to 11/15/25 @ 100)	1,240	1,293
TOTAL ILLINOIS		795,522
Indiana - 1.1%
Indiana Fin. Auth. Rev.:
Series 2015 A, 5.25% 2/1/32	5,845	6,065
Series 2016:
5% 9/1/26	1,075	1,135
5% 9/1/27	540	570
5% 9/1/28	2,535	2,675
5% 9/1/29	1,240	1,307
5% 9/1/30	1,160	1,221
Indiana Fin. Auth. Wastewtr. Util. Rev. (CWA Auth. Proj.) Series 2015 A, 5% 10/1/30	3,990	4,072
Indiana Hsg. & Cmnty. Dev. Auth. (Glasswater Creek of Whitestown Proj.) Series 2020, 5.375% 10/1/40 (e)	2,045	1,683
Indianapolis Local Pub. Impt.:
(Indianapolis Arpt. Auth. Proj.) Series 2019 I, 5% 1/1/44	5,100	5,441
Series 2016:
4% 1/1/32 (d)	830	831
4% 1/1/33 (d)	830	831
4% 1/1/34 (d)	1,010	1,013
4% 1/1/35 (d)	2,300	2,301
5% 1/1/26 (d)	875	901
Purdue Univ. Rev. Series 2018 DD:
5% 7/1/34	995	1,095
5% 7/1/35	1,960	2,145
5% 7/1/36	2,130	2,318
5% 7/1/37	1,970	2,132
5% 7/1/38	2,345	2,530
Saint Joseph County Econ. Dev. Auth. Rev. (St. Mary's College Proj.):
Series 2019:
4% 4/1/38	260	251
4% 4/1/46	6,035	5,422
5% 4/1/43	460	477
Series 2020:
4% 4/1/38	1,510	1,457
5% 4/1/32	1,805	1,957
TOTAL INDIANA		49,830
Iowa - 0.2%
Iowa Fin. Auth. Rev. Series A:
5% 5/15/43	1,145	879
5% 5/15/48	1,885	1,376
Iowa Student Ln. Liquidity Corp. Student Ln. Rev. Series 2019 B:
5% 12/1/26 (d)	1,850	1,928
5% 12/1/27 (d)	1,965	2,079
Tobacco Settlement Auth. Tobacco Settlement Rev. Series 2021 B1, 4% 6/1/49	3,285	3,248
TOTAL IOWA		9,510
Kentucky - 1.1%
Ashland Med. Ctr. Rev. Series 2019, 3% 2/1/40 (Assured Guaranty Muni. Corp. Insured)	2,545	2,061
Kenton County Arpt. Board Arpt. Rev. Series 2016:
5% 1/1/28	1,310	1,374
5% 1/1/31	1,240	1,298
5% 1/1/32	1,240	1,296
Kentucky Econ. Dev. Fin. Auth.:
Series 2019 A1:
5% 8/1/35	1,000	1,064
5% 8/1/44	1,000	1,032
Series 2019 A2, 5% 8/1/44	2,995	3,090
Kentucky State Property & Buildings Commission Rev. (Proj. No. 119) Series 2018:
5% 5/1/26	830	871
5% 5/1/29	4,510	4,907
5% 5/1/32	1,185	1,289
5% 5/1/33	915	992
5% 5/1/34	1,045	1,130
5% 5/1/35	615	659
5% 5/1/36	520	553
Kentucky, Inc. Pub. Energy Bonds Series A, 4%, tender 6/1/26 (b)	10,000	9,980
Louisville & Jefferson County:
Bonds:
Series 2020 C, 5%, tender 10/1/26 (b)	1,695	1,756
Series 2020 D, 5%, tender 10/1/29 (b)	2,030	2,174
Series 2013 A, 5.5% 10/1/33	2,815	2,822
Series 2020 A:
3% 10/1/43	8,190	6,298
5% 10/1/37	2,405	2,520
5% 10/1/38	2,300	2,403
TOTAL KENTUCKY		49,569
Louisiana - 0.9%
Jefferson Parish Consolidated Wtrwks. District No. 2 Series 2022, 5% 2/1/42 (Build America Mutual Assurance Insured)	10,390	11,210
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2017 A, 5% 7/1/47	1,950	1,973
Louisiana Pub. Facilities Auth. Rev.:
(Tulane Univ. of Louisiana Proj.) Series 2016 A:
5% 12/15/24	1,240	1,269
5% 12/15/25	2,585	2,702
5% 12/15/26	1,045	1,115
5% 12/15/28	1,655	1,757
5% 12/15/29	1,175	1,247
5% 12/15/30	2,320	2,463
Series 2018 E:
5% 7/1/37	1,615	1,706
5% 7/1/38	1,260	1,326
New Orleans Aviation Board Rev.:
(North Term. Proj.):
Series 2015 B:
5% 1/1/29 (d)	4,295	4,357
5% 1/1/31 (d)	2,070	2,101
Series 2017 B:
5% 1/1/27 (d)	330	345
5% 1/1/28 (d)	205	214
5% 1/1/32 (d)	330	344
5% 1/1/33 (d)	580	605
5% 1/1/34 (d)	180	187
5% 1/1/35 (d)	330	343
Series 2017 D2:
5% 1/1/27 (d)	415	433
5% 1/1/28 (d)	595	621
5% 1/1/31 (d)	530	553
5% 1/1/33 (d)	850	886
5% 1/1/34 (d)	1,020	1,062
5% 1/1/36 (d)	775	802
5% 1/1/37 (d)	1,275	1,314
TOTAL LOUISIANA		40,935
Maine - 0.9%
Maine Health & Higher Edl. Facilities Auth. Rev.:
Series 2016 A:
4% 7/1/41	1,935	1,714
4% 7/1/46	3,180	2,678
5% 7/1/41	8,620	8,446
5% 7/1/46	22,975	21,069
Series 2017 B:
4% 7/1/25	375	379
4% 7/1/31	580	591
4% 7/1/32	415	422
4% 7/1/34	835	847
5% 7/1/26	270	282
5% 7/1/28	420	446
5% 7/1/29	330	350
5% 7/1/33	830	879
5% 7/1/35	630	662
Maine Tpk. Auth. Tpk. Rev. Series 2015:
5% 7/1/32	870	898
5% 7/1/36	2,150	2,211
5% 7/1/38	555	569
TOTAL MAINE		42,443
Maryland - 1.6%
Anne Arundel County Gen. Oblig.:
Series 2012, 3% 10/1/36	3,625	3,363
Series 2021, 3% 10/1/37	1,970	1,791
Baltimore Gen. Oblig. Series 2022 A:
5% 10/15/36	1,015	1,171
5% 10/15/38	2,935	3,344
5% 10/15/39	3,085	3,499
5% 10/15/42	3,315	3,715
City of Westminster Series 2016:
5% 11/1/27	2,150	2,238
5% 11/1/28	2,275	2,372
5% 11/1/29	2,410	2,516
5% 11/1/30	2,555	2,665
Maryland Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev. Series 2019 B, 4% 9/1/49	2,010	1,993
Maryland Dept. of Trans. Series 2022 A, 5% 12/1/25	1,000	1,046
Maryland Econ. Dev. Auth. Rev. (Ports America Chesapeake LLC. Proj.) Series 2017 A:
5% 6/1/30	1,035	1,089
5% 6/1/35	1,655	1,727
Maryland Gen. Oblig. Series 2022 A, 5% 6/1/35	10,210	11,970
Maryland Health & Higher Edl. Series 2021 A, 3% 7/1/51	6,445	4,675
Maryland Health & Higher Edl. Facilities Auth. Rev. Series 2016 A:
4% 7/1/42	1,430	1,317
5% 7/1/35	575	592
Maryland Stadium Auth. Built to Learn Rev. Series 2021, 4% 6/1/46	1,280	1,232
Maryland Trans. Auth. Trans. Facility Projs. Rev. Series 2021 A, 5% 7/1/51	4,000	4,348
Washington Metropolitan Area Transit Auth.:
Series 2020 A, 5% 7/15/38	9,900	10,957
Series 2021 A:
5% 7/15/41	1,250	1,389
5% 7/15/46	2,000	2,185
TOTAL MARYLAND		71,194
Massachusetts - 4.1%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2021 A1:
5% 7/1/32	2,235	2,615
5% 7/1/33	2,500	2,906
5% 7/1/34	1,260	1,458
5% 7/1/35	3,180	3,648
Massachusetts Commonwealth Trans. Fund Rev. Series 2021 A, 5% 6/1/51	5,900	6,337
Massachusetts Dev. Fin. Agcy. Rev.:
(Lesley Univ. Proj.) Series 2016, 5% 7/1/39	1,360	1,368
(Partners Healthcare Sys., Inc. Proj.):
Series 2017 S:
5% 7/1/30	3,210	3,491
5% 7/1/34	3,500	3,779
Series 2017, 4% 7/1/41	8,280	8,119
(Univ. of Massachusetts Health Cr., Inc. Proj.) Series 2017 L, 4% 7/1/44	830	755
(Wentworth Institute of Technology Proj.) Series 2017:
5% 10/1/27	830	849
5% 10/1/28	875	896
5% 10/1/29	920	943
5% 10/1/31	1,015	1,038
5% 10/1/32	1,065	1,088
Series 2016 I, 5% 7/1/41	1,925	1,949
Series 2016:
5% 10/1/29	830	872
5% 10/1/30	1,240	1,302
5% 7/1/31	1,385	1,439
5% 10/1/31	1,340	1,407
5% 10/1/43	8,995	8,781
Series 2017:
5% 7/1/34	1,325	1,373
5% 7/1/35	1,000	1,032
Series 2019, 5% 9/1/59	14,880	15,478
Series 2020 A, 4% 7/1/45	12,200	10,640
Series 2022, 5% 10/1/37	1,720	1,970
Series M:
4% 10/1/50	12,425	10,150
5% 10/1/45	9,360	9,381
Massachusetts Edl. Fing. Auth. Rev. Series 2019 B:
5% 7/1/27 (d)	1,000	1,045
5% 7/1/28 (d)	1,915	2,021
Massachusetts Gen. Oblig.:
Series 2019 C, 5% 5/1/49	4,175	4,433
Series 2020 D, 5% 7/1/48	5,670	6,092
Series 2022 C, 5.25% 10/1/47	30,000	33,599
Massachusetts Port Auth. Rev.:
Series 2016 A:
5% 7/1/33	1,740	1,847
5% 7/1/34	895	949
5% 7/1/38	1,300	1,361
Series 2016 B, 5% 7/1/43 (d)	7,110	7,268
Series 2021 E:
5% 7/1/38 (d)	2,875	3,085
5% 7/1/39 (d)	4,480	4,788
5% 7/1/40 (d)	2,835	3,018
5% 7/1/51 (d)	10,000	10,420
TOTAL MASSACHUSETTS		184,990
Michigan - 2.0%
Detroit Downtown Dev. Auth. Tax:
Series 2018 A, 5% 7/1/32 (Assured Guaranty Muni. Corp. Insured)	1,000	1,012
Series A, 5% 7/1/34 (Assured Guaranty Muni. Corp. Insured)	1,000	1,010
Detroit Gen. Oblig. Series 2021 A, 5% 4/1/50	2,600	2,484
Flint Hosp. Bldg. Auth. Rev. Series 2020, 5% 7/1/38	1,515	1,538
Grand Traverse County Hosp. Fin. Auth. Series 2021, 3% 7/1/51	2,780	1,946
Great Lakes Wtr. Auth. Sew Disp. Sys. Series 2018 A:
5% 7/1/43	2,030	2,123
5% 7/1/48	8,725	9,033
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016:
5% 5/15/28	1,945	2,026
5% 5/15/28 (Pre-Refunded to 5/15/26 @ 100)	10	11
Michigan Bldg. Auth. Rev. Series 2015 I:
5% 4/15/30	3,960	4,132
5% 4/15/30 (Pre-Refunded to 10/15/25 @ 100)	180	188
Michigan Fin. Auth. Rev.:
(Charter County of Wayne Criminal Justice Ctr. Proj.) Series 2018, 5% 11/1/43	2,570	2,686
Series 2019 A:
3% 12/1/49	3,935	2,916
5% 11/15/48	2,105	2,168
Series 2020 A, 4% 6/1/49	2,545	2,283
Michigan Hosp. Fin. Auth. Rev. Series 2008 C:
5% 12/1/32	1,110	1,191
5% 12/1/32 (Pre-Refunded to 12/1/27 @ 100)	130	142
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Series A, 3.5% 12/1/50	1,680	1,644
Oakland Univ. Rev. Series 2019:
5% 3/1/44	8,540	8,930
5% 3/1/50	13,450	13,983
Portage Pub. Schools Series 2016:
5% 11/1/30	2,365	2,479
5% 11/1/31	2,090	2,184
5% 11/1/36	205	212
Univ. of Michigan Rev. Series 2020 A, 5% 4/1/50	1,165	1,262
Wayne County Arpt. Auth. Rev.:
Series 2015 G, 5% 12/1/28 (d)	4,555	4,680
Series 2017 A:
4% 12/1/33 (Assured Guaranty Muni. Corp. Insured)	1,230	1,258
4% 12/1/34 (Assured Guaranty Muni. Corp. Insured)	1,020	1,040
4% 12/1/35 (Assured Guaranty Muni. Corp. Insured)	995	1,009
4% 12/1/36 (Assured Guaranty Muni. Corp. Insured)	1,035	1,047
5% 12/1/31	310	332
5% 12/1/32	315	337
5% 12/1/34	580	620
5% 12/1/35	540	573
5% 12/1/37	355	373
Series 2017 B:
5% 12/1/29 (d)	495	522
5% 12/1/30 (d)	580	611
5% 12/1/31 (d)	660	694
5% 12/1/32 (d)	420	444
5% 12/1/32 (d)	540	567
5% 12/1/34 (d)	495	521
5% 12/1/35 (d)	540	566
5% 12/1/37 (d)	705	732
5% 12/1/42 (d)	830	851
Series 2018 D, 5% 12/1/29 (d)	3,645	3,902
TOTAL MICHIGAN		88,262
Minnesota - 1.1%
Duluth Econ. Dev. Auth. Health Care Facilities Rev. Series 2018 A, 5% 2/15/48	6,000	6,064
Maple Grove Health Care Sys. Rev.:
Series 2015, 5% 9/1/29	2,345	2,407
Series 2017, 5% 5/1/25	660	672
Minnesota Higher Ed. Facilities Auth. Rev. Series 2018 A:
5% 10/1/30	615	656
5% 10/1/45	1,370	1,382
Minnesota Hsg. Fin. Agcy. Series 2023 F, 5.75% 7/1/53 (g)	1,045	1,121
Minnesota Muni. Gas Agcy. Rev. Bonds Series 2022 A, 4%, tender 12/1/27 (b)	18,275	18,263
Minnesota Office of Higher Ed. Series 2023:
5% 11/1/30 (d)	3,800	4,103
5% 11/1/31 (d)	4,200	4,557
5% 11/1/32 (d)	4,400	4,798
Moorhead Edl. Facilities Rev. (The Concordia College Corp. Proj.) Series 2016, 5% 12/1/25	765	774
Shakopee Sr. Hsg. Rev. Bonds Series 2018, 5.85%, tender 11/1/25 (b)(e)	3,670	3,612
TOTAL MINNESOTA		48,409
Mississippi - 0.3%
Mississippi Bus. finance Corp. Exempt Facilities Rev. Bonds (Enviva, Inc. Proj.) Series 2022, 7.75%, tender 7/15/32 (b)(d)	15,100	11,306
Missouri - 0.8%
Cape Girardeau County Indl. Dev. Auth. (Southeast Hosp. Proj.) Series 2017 A:
5% 3/1/30	580	595
5% 3/1/31	870	891
5% 3/1/36	1,725	1,756
Kansas City Wtr. Rev. Series 2020 A, 4% 12/1/42	1,200	1,204
Missouri Health & Edl. Facilities Rev.:
Series 2015 B:
3.125% 2/1/27	830	825
3.25% 2/1/28	830	828
5% 2/1/29	1,025	1,054
5% 2/1/31	2,150	2,210
5% 2/1/33	2,375	2,437
5% 2/1/36	2,235	2,287
Series 2019 A:
4% 10/1/48	2,850	2,851
5% 10/1/46	5,575	5,947
Missouri Hsg. Dev. Commission Single Family Mtg. Rev.:
(First Place Homeownership Ln. Prog.) Series 2021 C, 3.25% 11/1/52	3,105	3,006
Series 2019, 4% 5/1/50	595	590
Saint Louis Arpt. Rev. Series 2019 C:
5% 7/1/33	2,390	2,633
5% 7/1/34	1,750	1,921
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev.:
Series 2017, 5% 9/1/48	1,000	839
Series 2018 A:
5.125% 9/1/48	3,325	2,842
5.125% 9/1/49	2,665	2,272
TOTAL MISSOURI		36,988
Montana - 0.1%
Montana Board Hsg. Single Family:
Series 2017 B, 4% 12/1/48 (d)	280	278
Series 2019 B, 4% 6/1/50	325	323
Montana Facility Fin. Auth. Series 2021 A, 3% 6/1/50	4,010	2,913
TOTAL MONTANA		3,514
Nebraska - 0.4%
Douglas County Neb Edl. Facilities Rev.:
(Creighton Univ. Proj.) Series 2017:
4% 7/1/34	830	846
5% 7/1/36	570	602
(Creighton Univ. Projs.) Series 2021 A, 3% 7/1/51	1,795	1,287
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Series 2019 B, 4% 9/1/49 (d)	1,600	1,576
Series 2019 E, 3.75% 9/1/49 (d)	1,715	1,686
Series 2020 A, 3.5% 9/1/50	1,485	1,453
Nebraska Pub. Pwr. District Rev. Series 2016 B:
5% 1/1/37	2,050	2,107
5% 1/1/40	935	958
Omaha Arpt. Auth. Arpt. Rev. Series 2017 A:
5% 12/15/25 (d)	185	191
5% 12/15/25 (Escrowed to Maturity) (d)	145	151
5% 12/15/26 (d)	660	691
5% 12/15/26 (Escrowed to Maturity) (d)	530	563
5% 12/15/27 (d)	455	474
5% 12/15/27 (Pre-Refunded to 12/15/26 @ 100) (d)	375	398
5% 12/15/30 (d)	685	715
5% 12/15/30 (Pre-Refunded to 12/15/26 @ 100) (d)	555	589
5% 12/15/31 (d)	360	376
5% 12/15/31 (Pre-Refunded to 12/15/26 @ 100) (d)	290	308
5% 12/15/33 (d)	365	380
5% 12/15/33 (Pre-Refunded to 12/15/26 @ 100) (d)	295	313
5% 12/15/35 (d)	910	942
5% 12/15/35 (Pre-Refunded to 12/15/26 @ 100) (d)	745	791
5% 12/15/36 (d)	230	237
5% 12/15/36 (Pre-Refunded to 12/15/26 @ 100) (d)	190	202
TOTAL NEBRASKA		17,836
Nevada - 0.2%
Clark County School District Series 2020 B, 3% 6/15/39	3,710	3,136
Nevada Hsg. Division Single Family Mtg. Rev. Series 2019 B, 4% 10/1/49	905	898
Tahoe-Douglas Visitors Auth. Series 2020:
5% 7/1/40	1,000	994
5% 7/1/45	2,605	2,563
TOTAL NEVADA		7,591
New Hampshire - 1.8%
Nat'l. Fin. Auth. Hosp. Rev. (St. Luke's Univ. Health Network Proj.) Series 2021 B, 3% 8/15/51 (Assured Guaranty Muni. Corp. Insured)	3,445	2,479
Nat'l. Finnance Auth. Series 2020 1, 4.125% 1/20/34	5,831	5,687
New Hampshire Health & Ed. Facilities Auth.:
(Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A:
5% 8/1/28	895	952
5% 8/1/29	855	912
5% 8/1/30	850	905
(Partners Healthcare Sys., Inc. Proj.):
Series 2017 5% 7/1/29	3,275	3,571
Series 2017:
5% 7/1/30	2,125	2,311
5% 7/1/31	4,750	5,158
5% 7/1/32	3,185	3,454
5% 7/1/33	2,900	3,140
5% 7/1/34	4,415	4,767
5% 7/1/35	4,635	4,981
5% 7/1/36	4,870	5,207
5% 7/1/37	4,290	4,564
Series 2017, 5% 7/1/44	1,590	1,523
New Hampshire Health & Ed. Facilities Auth. Rev.:
Series 2012:
4% 7/1/32	2,295	2,295
5% 7/1/24	830	831
5% 7/1/25	980	981
5% 7/1/27	415	415
Series 2016:
4% 10/1/38	2,010	1,808
5% 10/1/24	1,755	1,782
5% 10/1/25	1,740	1,794
5% 10/1/29	5,525	5,715
5% 10/1/31	4,315	4,438
5% 10/1/33	3,355	3,426
5% 10/1/38	6,185	6,198
TOTAL NEW HAMPSHIRE		79,294
New Jersey - 5.3%
Atlantic County Impt. Auth. (Atlantic City Campus Proj.) Series 2016 A:
5% 7/1/28 (Assured Guaranty Muni. Corp. Insured)	860	907
5% 7/1/30 (Assured Guaranty Muni. Corp. Insured)	2,105	2,226
5% 7/1/32 (Assured Guaranty Muni. Corp. Insured)	1,035	1,095
5% 7/1/33 (Assured Guaranty Muni. Corp. Insured)	1,075	1,137
Lyndhurst Township N J School District Series 2020, 2% 9/1/34	1,000	829
New Jersey Econ. Dev. Auth.:
(White Horse HMT Urban Renewal LLC Proj.) Series 2020, 5% 1/1/40 (e)	1,000	719
Series 2015, 5.25% 6/15/27	6,525	6,755
Series A, 5% 11/1/40	8,915	9,420
Series QQQ, 4% 6/15/46	8,255	7,862
New Jersey Econ. Dev. Auth. Rev.:
(Black Horse EHT Urban Renewal LLC Proj.) Series 2019 A, 5% 10/1/39 (e)	910	660
Series LLL, 5% 6/15/44	2,680	2,819
New Jersey Edl. Facility Series 2016 A:
5% 7/1/31	1,740	1,804
5% 7/1/32	1,985	2,057
New Jersey Gen. Oblig.:
Series 2020 A, 5% 6/1/29	3,685	4,116
Series 2021:
2% 6/1/30	3,745	3,347
2% 6/1/32	3,155	2,696
2% 6/1/36	1,775	1,375
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2016 A:
5% 7/1/25 (Escrowed to Maturity)	1,660	1,719
5% 7/1/26 (Escrowed to Maturity)	915	967
5% 7/1/26 (Escrowed to Maturity)	275	291
5% 7/1/27	620	654
5% 7/1/28	300	317
5% 7/1/29 (Pre-Refunded to 7/1/26 @ 100)	580	613
5% 7/1/30	830	877
Series 2016:
4% 7/1/48	2,400	2,051
5% 7/1/41	2,865	2,866
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2017 1A, 5% 12/1/26 (d)	830	859
Series 2018 B:
5% 12/1/25 (d)	3,495	3,589
5% 12/1/26 (d)	1,035	1,072
Series 2023 A:
5% 12/1/31 (d)	2,475	2,678
5% 12/1/32 (d)	2,475	2,694
5% 12/1/33 (d)	2,400	2,636
Series 2023 B:
5% 12/1/30 (d)	3,420	3,684
5% 12/1/31 (d)	4,610	4,988
5% 12/1/32 (d)	11,000	11,975
New Jersey Tpk. Auth. Tpk. Rev. Series 2022 B:
4.25% 1/1/43	1,680	1,723
4.5% 1/1/48	20,000	20,811
New Jersey Trans. Trust Fund Auth.:
(Trans. Prog.) Series 2019 AA, 5.25% 6/15/43	21,525	22,657
Series 2006 C:
0% 12/15/30 (FGIC Insured)	1,200	914
0% 12/15/33 (Assured Guaranty Muni. Corp. Insured)	4,125	2,799
0% 12/15/34	1,220	788
Series 2008 A, 0% 12/15/38	1,500	771
Series 2010 A, 0% 12/15/27	9,485	8,117
Series 2014 BB2:
5% 6/15/32	5,810	6,526
5% 6/15/33	1,635	1,830
5% 6/15/34	1,060	1,179
Series 2016 A:
5% 6/15/27	2,250	2,354
5% 6/15/29	1,865	1,952
Series 2019 BB, 4% 6/15/50	2,625	2,474
Series 2021 A, 5% 6/15/33	2,980	3,335
Series 2022 A:
4% 6/15/39	5,030	4,956
4% 6/15/40	5,410	5,294
4% 6/15/42	7,290	7,038
Series 2022 AA:
5% 6/15/32	8,500	9,662
5% 6/15/34	7,460	8,391
5% 6/15/36	2,215	2,441
5% 6/15/37	4,235	4,618
Series A, 5% 12/15/33	680	743
Series AA:
4% 6/15/35	1,500	1,533
4% 6/15/40	1,680	1,644
4% 6/15/45	7,950	7,600
4% 6/15/50	4,865	4,586
5% 6/15/35	490	538
5% 6/15/39	3,000	3,206
Series BB, 5% 6/15/50	1,885	1,944
South Jersey Trans. Auth. Trans. Sys. Rev. Series 2022 A, 4.625% 11/1/47	3,500	3,553
TOTAL NEW JERSEY		240,331
New Mexico - 0.0%
New Mexico Mtg. Fin. Auth. Series 2019 D, 3.75% 1/1/50	1,330	1,311
Santa Fe Retirement Fac. Series 2019 A:
5% 5/15/34	275	261
5% 5/15/39	205	182
5% 5/15/44	215	184
5% 5/15/49	425	349
TOTAL NEW MEXICO		2,287
New York - 6.7%
Dorm. Auth. New York Univ. Rev.:
(Fordham Univ. Proj.) Series 2017:
4% 7/1/33	1,035	1,064
4% 7/1/34	1,035	1,063
Series 2017:
5% 12/1/23 (e)	1,200	1,200
5% 12/1/24 (e)	1,100	1,102
5% 12/1/25 (e)	1,200	1,204
Hempstead Local Dev. Corp. Rev. (Hofstra Univ. Proj.) Series 2021 A, 3% 7/1/51	3,310	2,382
MTA Hudson Rail Yards Trust Oblig. Series 2016 A, 5% 11/15/56	26,320	26,339
New York City Edl. Construction Fund Series 2021 B, 5% 4/1/46	5,215	5,591
New York City Gen. Oblig. Series 2016 E, 5% 8/1/28	3,645	3,851
New York City Hsg. Dev. Corp. Multifamily Hsg. Series 2021 F1, 2.4% 11/1/46	2,680	1,766
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2022 EE, 5% 6/15/45	11,240	12,369
Series GG 1, 5% 6/15/48	3,500	3,766
New York City Transitional Fin. Auth. Bldg. Aid Rev. Series 2015 S2, 5% 7/15/35	1,465	1,517
New York Dorm. Auth. Rev. Series 2022 A:
5% 7/15/37	785	812
5% 7/15/42	2,210	2,238
5% 7/15/50	5,710	5,690
New York Metropolitan Trans. Auth. Rev.:
Series 2014 B, 5% 11/15/44	8,280	8,298
Series 2015 A1, 5% 11/15/45	6,170	6,189
Series 2020 D:
4% 11/15/46	39,325	36,969
4% 11/15/47	2,710	2,538
New York State Dorm. Auth.:
Series 2019 D, 3% 2/15/49	7,555	5,918
Series 2021 E:
3% 3/15/50	3,275	2,545
4% 3/15/45	13,955	13,712
New York State Mtg. Agcy. Homeowner Mtg. Series 221, 3.5% 10/1/32 (d)	680	661
New York State Urban Dev. Corp.:
Series 2020 A, 5% 3/15/42	2,000	2,178
Series 2020 C, 5% 3/15/47	15,000	16,178
Series 2020 E:
3% 3/15/50	4,230	3,238
4% 3/15/44	28,000	27,700
4% 3/15/45	22,500	22,172
New York Trans. Dev. Corp.:
(Laguardia Arpt. Term. Redev. Proj.) Series 2016 A, 5% 7/1/41 (d)	3,560	3,558
(Term. 4 John F. Kennedy Int'l. Arpt. Proj.) Series 2022:
5% 12/1/32 (d)	2,755	3,002
5% 12/1/33 (d)	4,270	4,628
5% 12/1/34 (d)	4,665	5,025
5% 12/1/35 (d)	2,330	2,494
5% 12/1/36 (d)	1,590	1,685
5% 12/1/37 (d)	4,240	4,459
5% 12/1/38 (d)	10,300	10,799
5% 12/1/39 (d)	7,875	8,219
5% 12/1/40 (d)	6,665	6,925
5% 12/1/41 (d)	6,060	6,274
5% 12/1/42 (d)	3,030	3,125
New York Urban Dev. Corp. Rev.:
(New York State Gen. Oblig. Proj.) Series 2017 A, 5% 3/15/34	5,215	5,581
Gen. Oblig. (New York State Gen. Oblig. Proj.) Series 2017 A, 5% 3/15/32	4,470	4,791
Oneida County Local Dev. Corp. Rev. (Mohawk Valley Health Sys. Proj.) Series 2019 A:
4% 12/1/33 (Assured Guaranty Muni. Corp. Insured)	1,200	1,221
5% 12/1/31 (Assured Guaranty Muni. Corp. Insured)	1,500	1,651
Onondaga Civic Dev. Corp. (Le Moyne College Proj.) Series 2018, 5% 1/1/43	830	841
Suffolk County Econ. Dev. Corp. Rev. Series 2021:
4.625% 11/1/31 (e)	750	666
5.375% 11/1/54 (e)	1,150	871
Triborough Bridge & Tunnel Auth. Revs. Series 2015 A, 5.25% 11/15/45	4,140	4,249
TOTAL NEW YORK		300,314
New York And New Jersey - 0.2%
Port Auth. of New York & New Jersey:
Series 194, 5.25% 10/15/55	3,915	4,030
Series 2023 238:
5% 7/15/38 (d)	2,085	2,267
5% 7/15/39 (d)	1,275	1,382
5% 7/15/40 (d)	1,120	1,207
TOTAL NEW YORK AND NEW JERSEY		8,886
North Carolina - 0.6%
Charlotte Ctfs. of Prtn. (Convention Facility Projs.) Series 2019 A:
5% 6/1/44	4,000	4,263
5% 6/1/46	2,120	2,263
Charlotte Int'l. Arpt. Rev.:
Series 2017 A:
5% 7/1/30	1,265	1,364
5% 7/1/33	1,040	1,117
5% 7/1/37	2,910	3,077
Series 2017 B:
5% 7/1/25 (d)	85	87
5% 7/1/26 (d)	85	88
5% 7/1/27 (d)	160	169
5% 7/1/28 (d)	135	142
5% 7/1/29 (d)	195	206
5% 7/1/30 (d)	210	222
5% 7/1/31 (d)	395	417
5% 7/1/32 (d)	420	443
5% 7/1/33 (d)	440	464
5% 7/1/34 (d)	460	484
5% 7/1/35 (d)	315	330
5% 7/1/36 (d)	255	266
5% 7/1/37 (d)	300	312
5% 7/1/42 (d)	975	1,002
Series 2017 C, 4% 7/1/32	1,190	1,217
New Hanover County Hosp. Rev. Series 2017:
5% 10/1/27 (Escrowed to Maturity)	275	299
5% 10/1/42 (Pre-Refunded to 10/1/27 @ 100)	2,215	2,412
5% 10/1/47 (Pre-Refunded to 10/1/27 @ 100)	1,000	1,089
North Carolina Med. Care Commission Health Care Facilities Rev.:
Series 2020 A, 3% 7/1/45	2,590	2,059
Series 2021 A:
4% 3/1/41	1,050	816
4% 3/1/51	2,075	1,439
TOTAL NORTH CAROLINA		26,047
North Dakota - 0.1%
Univ. of North Dakota Series 2021 A, 3% 6/1/61 (Assured Guaranty Muni. Corp. Insured)	5,480	3,800
Ohio - 2.1%
Akron Bath Copley Hosp. District Rev. Series 2016, 5.25% 11/15/46	7,285	7,379
Allen County Hosp. Facilities Rev. (Mercy Health) Series 2017 A:
5% 8/1/25	2,475	2,557
5% 8/1/26	1,645	1,730
5% 8/1/27	2,060	2,208
5% 8/1/28	2,060	2,233
5% 8/1/29	4,130	4,469
5% 8/1/30	3,520	3,811
Buckeye Tobacco Settlement Fing. Auth.:
Series 2020 A2:
3% 6/1/48	3,870	2,981
4% 6/1/48	1,265	1,171
5% 6/1/30	2,000	2,176
5% 6/1/32	1,665	1,810
5% 6/1/33	2,000	2,172
5% 6/1/34	420	455
Series 2020 B2, 5% 6/1/55	9,415	8,817
Columbus City School District Series 2016 A, 5% 12/1/29	1,740	1,838
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 5.25% 6/15/43	3,470	3,166
Franklin County Convention Facilities Auth. (Greater Columbus Convention Ctr. Hotel Expansion Proj.) Series 2019:
5% 12/1/44	470	448
5% 12/1/46	4,700	4,958
5% 12/1/51	6,900	7,238
Lancaster Port Auth. Gas Rev. Bonds Series 2019, 5%, tender 2/1/25 (b)	1,850	1,878
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013, 5% 2/15/33	3,685	3,671
Ohio Hosp. Rev. Series 2020 A, 4% 1/15/50	975	899
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. (Mtg. Backed Securities Prog.) Series 2019 B, 4.5% 3/1/50	450	451
Ohio Tpk. Commission Tpk. Rev.:
(Infrastructure Proj.) Series 2005 A, 0% 2/15/42	2,150	924
(Infrastructure Projs.) Series 2022 A:
5% 2/15/32	4,930	5,774
5% 2/15/38	1,155	1,308
5% 2/15/39	240	270
Scioto County Hosp. Facilities Rev.:
Series 2016:
5% 2/15/29	1,815	1,871
5% 2/15/34	370	378
Series 2019, 5% 2/15/29	3,125	3,257
Univ. of Akron Gen. Receipts Series 2016 A, 5% 1/1/35	3,725	3,796
Washington County Hosp. Rev. Series 2022:
6% 12/1/28	1,550	1,571
6% 12/1/29	1,645	1,676
6% 12/1/30	1,750	1,786
6% 12/1/31	1,850	1,889
TOTAL OHIO		93,016
Oklahoma - 0.1%
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2015:
5% 10/1/28	1,050	1,090
5% 10/1/29	1,160	1,204
5% 10/1/36	830	858
5% 10/1/39	1,655	1,706
Oklahoma Dev. Fin. Auth. Rev. (Oklahoma City Univ. Proj.) Series 2019, 5% 8/1/44	1,915	1,879
TOTAL OKLAHOMA		6,737
Oregon - 0.9%
Multnomah County School District #1J Portland Series 2020 B, 3% 6/15/36	1,525	1,401
Oregon State Hsg. & Cmnty. Svcs. Dept. Series 2019 A, 4% 7/1/50	5,710	5,664
Port of Portland Arpt. Rev.:
Series 2020 27A, 5% 7/1/45 (d)	2,980	3,097
Series 2022 28:
5% 7/1/41 (d)	12,420	13,163
5% 7/1/52 (d)	10,500	10,919
Salem Hosp. Facility Auth. Rev.:
(Salem Health Projs.) Series 2019 A, 3% 5/15/49	5,975	4,255
Series 2016 A, 4% 5/15/41	1,680	1,631
TOTAL OREGON		40,130
Pennsylvania - 8.1%
Allegheny County Arpt. Auth. Rev. Series 2021 A:
4% 1/1/38 (d)	2,545	2,475
4% 1/1/39 (d)	3,075	2,979
4% 1/1/40 (d)	10,000	9,594
4% 1/1/41 (d)	10,000	9,581
5% 1/1/29 (d)	4,185	4,476
5% 1/1/30 (d)	4,000	4,330
5% 1/1/31 (d)	3,000	3,283
5% 1/1/32 (d)	4,000	4,376
5% 1/1/51 (d)	20,480	21,255
5% 1/1/56 (d)	12,420	12,867
Allegheny County Indl. Dev. Auth. Rev. Series 2021:
3.5% 12/1/31	1,300	1,077
4% 12/1/41	2,450	1,800
4.25% 12/1/50	2,730	1,893
Bucks County Indl. Dev. Auth. Hosp. Rev. Series 2021:
5% 7/1/32	495	479
5% 7/1/33	1,150	1,107
5% 7/1/40	3,100	2,870
Cap. Region Wtr. Wtr. Rev. Series 2018:
5% 7/15/27	830	894
5% 7/15/29	1,290	1,411
5% 7/15/32	830	903
Dauphin County Gen. Auth. (Pinnacle Health Sys. Proj.) Series 2016 A:
5% 6/1/28	885	922
5% 6/1/29	970	1,010
Delaware County Auth. Rev. (Cabrini College) Series 2017, 5% 7/1/47	3,310	3,148
Doylestown Hosp. Auth. Hosp. Rev. Series 2016 A, 5% 7/1/46	1,205	1,007
Dubois Hosp. Auth. Hosp. Rev.:
(Penn Highlands Healthcare Proj.) Series 2018:
4% 7/15/33	2,070	2,082
4% 7/15/35	2,135	2,141
4% 7/15/37	4,140	4,045
5% 7/15/25	330	337
5% 7/15/26	1,035	1,072
5% 7/15/27	1,745	1,829
5% 7/15/28	1,285	1,359
5% 7/15/29	1,385	1,463
5% 7/15/30	1,815	1,914
5% 7/15/31	1,240	1,306
5% 7/15/32	1,305	1,374
5% 7/15/34	1,405	1,477
5% 7/15/36	4,150	4,316
5% 7/15/38	4,990	5,117
5% 7/15/43	5,795	5,931
Series 2020, 4% 7/15/45	2,900	2,683
Lancaster County Hosp. Auth. Health Ctr. Rev. Series 2021, 5% 11/1/51	3,595	3,691
Lehigh County Gen. Purp. Auth. Rev. (Muhlenberg College Proj.) Series 2017, 5% 2/1/39	2,140	2,208
Monroe County Hosp. Auth. Rev. Series 2016:
5% 7/1/26	830	864
5% 7/1/27	830	867
5% 7/1/28	830	866
5% 7/1/34	3,045	3,131
5% 7/1/36	1,655	1,689
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2014 A:
5% 10/1/23	325	325
5% 10/1/24	965	968
5% 10/1/25	865	866
5% 10/1/27	415	416
Series 2016 A:
5% 10/1/28	1,255	1,266
5% 10/1/29	2,150	2,172
5% 10/1/31	3,790	3,830
5% 10/1/36	6,790	6,745
5% 10/1/40	4,700	4,411
Northampton County Gen. Purp. Auth. Hosp. Rev.:
(St. Luke's Univ. Health Network Proj.):
Series 2016 A, 5% 8/15/36	615	635
Series 2018 A, 4% 8/15/48	10,545	9,483
Series 2016 A, 5% 8/15/46	24,835	24,905
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Drexel Univ. Proj.):
Series 2016, 5% 5/1/35	2,880	2,990
Series 2017:
5% 5/1/35	1,025	1,079
5% 5/1/37	1,295	1,347
5% 5/1/41	5,860	6,028
Series 2016:
5% 5/1/28	415	433
5% 5/1/32	1,040	1,083
5% 5/1/33	1,405	1,463
Pennsylvania State Univ. Series 2020 A, 4% 9/1/50	2,950	2,821
Pennsylvania Tpk. Commission Tpk. Rev. Series 2021 B, 5% 12/1/38	6,680	7,282
Philadelphia Arpt. Rev.:
Series 2017 A:
5% 7/1/25	830	857
5% 7/1/26	830	873
5% 7/1/27	660	708
Series 2017 B:
5% 7/1/26 (d)	2,485	2,574
5% 7/1/27 (d)	2,070	2,173
5% 7/1/28 (d)	2,485	2,611
5% 7/1/29 (d)	1,860	1,959
5% 7/1/32 (d)	2,485	2,617
5% 7/1/33 (d)	1,865	1,963
5% 7/1/34 (d)	3,310	3,478
5% 7/1/37 (d)	3,725	3,860
Philadelphia Auth. for Indl. Dev. Series 2017, 5% 11/1/47	5,425	5,444
Philadelphia Gas Works Rev. Series 16 A, 4% 8/1/45 (Assured Guaranty Muni. Corp. Insured)	2,685	2,640
Philadelphia School District:
Series 2016 D:
5% 9/1/26	7,600	7,963
5% 9/1/27	8,020	8,433
5% 9/1/28	6,705	7,046
Series 2016 F:
5% 9/1/28	11,600	12,165
5% 9/1/29	7,540	7,898
Series 2018 A:
5% 9/1/36	1,575	1,688
5% 9/1/37	910	970
5% 9/1/38	1,450	1,536
Series 2018 B, 5% 9/1/43	2,115	2,224
Series 2019 A:
4% 9/1/35	5,215	5,297
5% 9/1/33 (Assured Guaranty Muni. Corp. Insured)	2,480	2,742
5% 9/1/34	7,225	7,839
Series 2019 C, 5% 9/1/33	2,540	2,800
Series F:
5% 9/1/30	5,625	5,873
5% 9/1/30 (Pre-Refunded to 9/1/26 @ 100)	20	21
Philadelphia Wtr. & Wastewtr. Rev. Series 2018 A:
5% 10/1/35	4,190	4,553
5% 10/1/36	6,210	6,702
5% 10/1/48	6,000	6,253
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev.:
Series 2019 A, 5% 9/1/39 (Assured Guaranty Muni. Corp. Insured)	2,315	2,514
Series 2019 A, 5% 9/1/44 (Assured Guaranty Muni. Corp. Insured)	775	830
State Pub. School Bldg. Auth. Lease Rev. (The School District of Philadelphia Proj.) Series 2015 A, 5% 6/1/26	1,055	1,083
Union County Hosp. Auth. Rev. Series 2018 B:
5% 8/1/43	4,605	4,651
5% 8/1/48	5,335	5,355
TOTAL PENNSYLVANIA		364,240
Puerto Rico - 1.5%
Puerto Rico Commonwealth Aqueduct & Swr. Auth.:
Series 2020 A, 5% 7/1/35 (e)	3,435	3,475
Series 2021 B:
4% 7/1/42 (e)	1,085	947
5% 7/1/33 (e)	1,580	1,620
5% 7/1/37 (e)	6,625	6,655
Series 2022 A, 4% 7/1/42 (e)	5,545	4,839
Puerto Rico Commonwealth Hwys & Tra Series 2022 B, 0% 7/1/32	5,160	3,282
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2021 A1:
0% 7/1/33	16,679	10,197
4% 7/1/33	11,631	11,050
4% 7/1/35	4,213	3,916
5.625% 7/1/27	1,360	1,432
5.625% 7/1/29	3,903	4,179
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2018 A1, 0% 7/1/31	9,290	6,627
Series 2019 A2, 4.329% 7/1/40	11,625	11,056
TOTAL PUERTO RICO		69,275
Rhode Island - 0.4%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
Series 2016 B:
5% 9/1/31	655	647
5% 9/1/36	5,810	5,474
Series 2016, 5% 5/15/39	5,215	5,233
Rhode Island Hsg. & Mtg. Fin. Corp. Series 2019 70, 4% 10/1/49	1,050	1,041
Rhode Island Student Ln. Auth. Student Ln. Rev.:
Series 2021 A, 5% 12/1/28 (d)	1,480	1,574
Series A:
3.5% 12/1/34 (d)	1,200	1,163
5% 12/1/25 (d)	1,000	1,029
TOTAL RHODE ISLAND		16,161
South Carolina - 1.5%
Charleston County Arpt. District Series 2019, 5% 7/1/43	2,085	2,216
Scago Edl. Facilities Corp. for Colleton School District (School District of Colleton County Proj.) Series 2015:
5% 12/1/25	2,275	2,343
5% 12/1/28	4,690	4,831
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev. Series 2019 A, 4% 1/1/50	1,620	1,608
South Carolina Jobs-Econ. Dev. Auth. Series 2019 C:
5% 7/1/32	1,010	1,078
5% 7/1/33	4,200	4,478
South Carolina Ports Auth. Ports Rev. Series 2015, 5.25% 7/1/55 (Pre-Refunded to 7/1/25 @ 100) (d)	910	947
South Carolina Pub. Svc. Auth. Rev.:
Series 2016 A:
5% 12/1/29	2,485	2,580
5% 12/1/38	250	255
Series 2016 B:
5% 12/1/31	910	949
5% 12/1/41	12,515	12,716
Spartanburg County Reg'l. Health Series 2017 A:
4% 4/15/43	15,510	14,156
4% 4/15/48	10,815	9,582
5% 4/15/48	10,595	10,812
TOTAL SOUTH CAROLINA		68,551
South Dakota - 0.1%
South Dakota Health & Edl. Facilities Auth. Rev.:
(Avera Health Proj.) Series 2017, 5% 7/1/31	540	581
Series 2017:
5% 7/1/26	250	262
5% 7/1/28	250	269
5% 7/1/29	470	507
Series 2020 A, 3% 9/1/45	3,355	2,592
TOTAL SOUTH DAKOTA		4,211
Tennessee - 0.5%
Chattanooga Health Ed. & Hsg. Facility Board Rev.:
Series 2019 A1:
4% 8/1/44	2,200	2,055
5% 8/1/31	1,000	1,076
5% 8/1/33	1,250	1,343
Series 2019 A2, 5% 8/1/35	765	814
Metropolitan Nashville Arpt. Auth. Rev.:
Series 2015 B, 4% 7/1/25 (d)	1,755	1,761
Series 2019 B, 5% 7/1/54 (d)	9,580	9,888
Tennessee Hsg. Dev. Agcy. Series 2022 2, 5% 1/1/53	4,750	4,895
TOTAL TENNESSEE		21,832
Texas - 4.4%
Austin Arpt. Sys. Rev.:
Series 2014:
5% 11/15/26 (d)	830	840
5% 11/15/27 (d)	1,035	1,048
5% 11/15/28 (d)	1,240	1,255
5% 11/15/39 (d)	2,725	2,738
Series 2017 B:
5% 11/15/28 (d)	830	864
5% 11/15/30 (d)	1,275	1,327
5% 11/15/32 (d)	1,005	1,045
5% 11/15/35 (d)	1,035	1,069
5% 11/15/36 (d)	1,385	1,425
5% 11/15/37 (d)	1,165	1,195
5% 11/15/41 (d)	4,725	4,813
Central Reg'l. Mobility Auth. Series 2015 A:
5% 1/1/28	1,075	1,109
5% 1/1/31 (Pre-Refunded to 7/1/25 @ 100)	395	409
5% 1/1/32 (Pre-Refunded to 7/1/25 @ 100)	830	860
Collin County Series 2022, 4% 2/15/39	1,800	1,816
Dallas Wtrwks. & Swr. Sys. Rev. Series 2020 C:
4% 10/1/35	1,000	1,048
4% 10/1/39	5,000	5,092
4% 10/1/40	2,000	2,025
Grand Parkway Trans. Corp.:
Series 2018 A, 5% 10/1/38	2,655	2,837
Series 2020 C, 4% 10/1/49	3,100	2,986
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Texas Childrens Hosp., Proj.) Series 2015-1 5% 10/1/29	1,115	1,163
Harris County Gen. Oblig. Series 2002:
0% 8/15/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,485	2,315
0% 8/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,140	3,516
Houston Arpt. Sys. Rev.:
Series 2018 A, 5% 7/1/41 (d)	1,000	1,034
Series 2018 C:
5% 7/1/29 (d)	1,655	1,768
5% 7/1/30 (d)	1,765	1,886
5% 7/1/31 (d)	1,240	1,322
5% 7/1/32 (d)	1,450	1,545
Houston Gen. Oblig. Series 2017 A:
5% 3/1/31	3,835	4,121
5% 3/1/32	1,635	1,754
Houston Util. Sys. Rev. Series 2020 C:
5% 11/15/33	2,000	2,268
5% 11/15/34	2,500	2,851
Irving Hosp. Auth. Hosp. Rev. Series 2017 A:
5% 10/15/28	390	406
5% 10/15/30	1,570	1,629
5% 10/15/32	830	859
5% 10/15/36	545	558
5% 10/15/37	930	948
5% 10/15/38	1,325	1,348
5% 10/15/44	1,310	1,312
Love Field Arpt. Modernization Rev.:
Series 2015:
5% 11/1/26 (d)	830	849
5% 11/1/27 (d)	1,780	1,824
5% 11/1/28 (d)	2,755	2,828
5% 11/1/29 (d)	1,655	1,700
5% 11/1/32 (d)	3,055	3,138
Series 2017:
5% 11/1/24 (d)	830	841
5% 11/1/25 (d)	830	853
5% 11/1/26 (d)	830	865
5% 11/1/27 (d)	830	861
5% 11/1/28 (d)	1,450	1,506
5% 11/1/29 (d)	1,035	1,076
5% 11/1/30 (d)	830	864
5% 11/1/31 (d)	1,840	1,914
5% 11/1/32 (d)	2,135	2,220
5% 11/1/33 (d)	830	862
5% 11/1/34 (d)	830	860
5% 11/1/36 (d)	830	854
Lower Colorado River Auth. Rev. Series 2015 D:
5% 5/15/28	1,820	1,877
5% 5/15/30	4,140	4,268
New Hope Cultural Ed. Facilities Fin. Corp. (Childrens Med. Ctr. of Dallas) Series 2017 A:
5% 8/15/27	625	670
5% 8/15/29	1,655	1,781
5% 8/15/47	1,890	1,938
Newark Higher Ed. Fin. Corp. (Abilene Christian Univ. Proj.) Series 2016 A:
5% 4/1/27	595	619
5% 4/1/30	2,825	2,950
North Texas Tollway Auth. Rev.:
(Sr. Lien Proj.) Series 2017 A:
5% 1/1/31	830	869
5% 1/1/33	975	1,034
5% 1/1/34	1,240	1,312
5% 1/1/34	2,485	2,874
5% 1/1/35	1,820	1,918
5% 1/1/36	4,965	5,212
5% 1/1/37	6,625	6,926
(Sub Lien Proj.) Series 2017 B:
5% 1/1/30	350	367
5% 1/1/31	495	518
Series 2015 A, 5% 1/1/32	2,775	2,840
Series 2016 A, 5% 1/1/36	1,035	1,072
Series 2017 A, 5% 1/1/38	300	300
San Antonio Independent School District Series 2016, 5% 8/15/31	3,590	3,807
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ., TX. Proj.) Series 2017:
5% 10/1/29	375	404
5% 10/1/30	580	624
5% 10/1/31	520	558
5% 10/1/39	1,030	1,088
5% 10/1/40	830	875
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
Series 2016 A, 4% 2/15/35	4,140	4,156
Series 2018 B, 5% 7/1/43	1,500	1,560
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. Series 2019, 2.95% 7/1/36	4,350	3,890
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Mtg. Rev.:
Series 2019 A, 4% 3/1/50	3,385	3,362
Series A, 3.5% 3/1/51	3,205	3,130
Texas Private Activity Bond Surface Trans. Corp. Series 2013, 6.75% 6/30/43 (d)	12,420	12,468
Texas State Univ. Sys. Fing. Rev. Series 2017 A:
5% 3/15/29	3,530	3,783
5% 3/15/31	2,690	2,876
Texas Wtr. Dev. Board Rev.:
Series 2020, 3% 8/1/39	1,165	1,031
Series 2021, 2.5% 10/15/39	3,000	2,422
Univ. of Houston Univ. Revs. Series 2017 A:
5% 2/15/33	3,310	3,459
5% 2/15/34	4,140	4,326
5% 2/15/36	2,485	2,593
Univ. of North Texas Univ. Rev. Series 2017 A, 5% 4/15/32	1,740	1,871
Univ. of Texas Board of Regents Sys. Rev. Series 2019 A, 5% 8/15/29	1,850	2,090
Univ. of Texas Permanent Univ. Fund Rev. Series 2016 B, 5% 7/1/29	1,685	1,774
Waller Independent School District Series 2020, 3% 2/15/39	1,850	1,577
Weatherford Independent School District Series 2002, 0% 2/15/33	5,785	4,145
TOTAL TEXAS		199,533
Utah - 1.3%
Salt Lake City Arpt. Rev.:
Series 2017 A:
5% 7/1/25 (d)	1,655	1,695
5% 7/1/27 (d)	3,500	3,684
5% 7/1/29 (d)	3,090	3,254
5% 7/1/30 (d)	2,275	2,397
5% 7/1/31 (d)	4,345	4,579
5% 7/1/33 (d)	3,310	3,484
5% 7/1/35 (d)	3,310	3,462
5% 7/1/36 (d)	4,470	4,654
5% 7/1/37 (d)	3,520	3,648
Series 2018 A:
5% 7/1/31 (d)	2,000	2,132
5% 7/1/32 (d)	4,310	4,592
5% 7/1/33 (d)	1,420	1,512
5.25% 7/1/48 (d)	5,655	5,864
Utah County Hosp. Rev. Series 2020 A:
5% 5/15/43	5,500	5,834
5% 5/15/50	9,000	9,423
TOTAL UTAH		60,214
Vermont - 0.6%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev.:
(Champlain College Proj.) Series 2016 A:
5% 10/15/41	3,810	3,662
5% 10/15/46	4,720	4,407
(Middlebury College Proj.) Series 2020, 5% 11/1/49	18,500	19,495
Vermont Student Assistant Corp. Ed. Ln. Rev. Series 2019 A, 5% 6/15/28 (d)	1,430	1,487
TOTAL VERMONT		29,051
Virginia - 0.5%
Fredericksburg Econ. Dev. Auth. Rev. Series 2014:
5% 6/15/25	3,860	3,893
5% 6/15/30	1,035	1,045
Lynchburg Econ. Dev. Series 2021, 3% 1/1/51	3,000	2,117
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev.:
(Mary Washington Hosp. Proj.) Series 2016, 3% 6/15/29	525	511
Series 2016:
4% 6/15/37	595	579
5% 6/15/27	1,240	1,294
5% 6/15/30	540	562
5% 6/15/33	350	364
5% 6/15/34	665	690
5% 6/15/35	1,820	1,882
Virginia Commonwealth Trans. Board Rev. (Virginia Gen. Oblig. Proj.) Series 2017 A, 5% 5/15/32	725	788
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Series 2019 A, 4% 8/1/36	4,505	4,655
Winchester Econ. Dev. Auth. Series 2015:
5% 1/1/31	2,070	2,147
5% 1/1/34	1,240	1,282
5% 1/1/35	1,240	1,280
5% 1/1/44	830	842
TOTAL VIRGINIA		23,931
Washington - 3.0%
Port of Seattle Rev.:
Series 2016 B:
5% 10/1/28 (d)	2,900	2,997
5% 10/1/30 (d)	1,655	1,703
Series 2019 A, 4% 4/1/44 (d)	2,525	2,328
Washington Convention Ctr. Pub. Facilities:
Series 2021 B, 3% 7/1/58 (Assured Guaranty Muni. Corp. Insured)	12,930	9,037
Series 2021, 4% 7/1/31	17,595	16,837
Washington Gen. Oblig.:
Series 2020 A, 5% 8/1/33	1,260	1,419
Series 2021 A, 5% 8/1/43	2,300	2,511
Series 2021 C, 5% 2/1/44	270	295
Series 2022 A, 5% 8/1/37	33,745	38,465
Series 2022 C, 4% 7/1/35	4,200	4,444
Series 2022 D:
4% 7/1/35	1,800	1,905
4% 7/1/36	5,735	6,010
4% 7/1/37	4,000	4,152
Series R-2017 A, 5% 8/1/30	1,685	1,785
Washington Health Care Facilities Auth. Rev.:
(Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B:
5% 7/1/25	675	683
5% 7/1/27	1,285	1,318
5% 7/1/28	1,570	1,583
5% 7/1/29	615	619
5% 7/1/30	735	739
5% 7/1/31	1,120	1,127
5% 7/1/32	1,655	1,664
5% 7/1/33	2,345	2,356
5% 7/1/34	540	542
5% 7/1/42	4,685	4,624
Series 2015, 5% 1/1/27 (Pre-Refunded to 7/1/25 @ 100)	1,910	1,981
Series 2019 A1, 5% 8/1/38	1,000	1,046
Series 2019 A2, 5% 8/1/33	2,000	2,148
Washington Higher Ed. Facilities Auth. Rev.:
(Gonzaga Univ. Proj.) Series 2019 A, 3% 4/1/49	4,975	3,757
(Whitworth Univ. Proj.):
Series 2016 A:
5% 10/1/27	1,770	1,832
5% 10/1/28	1,825	1,894
5% 10/1/35	1,880	1,928
5% 10/1/36	2,845	2,906
5% 10/1/40	2,795	2,825
Series 2019, 4% 10/1/49	3,515	2,960
Washington Hsg. Fin. Commission Nonprofit Hsg. Rev. (Judson Park Proj.) Series 2018:
4% 7/1/28 (e)	100	92
5% 7/1/33 (e)	125	115
5% 7/1/38 (e)	100	87
5% 7/1/48 (e)	400	323
TOTAL WASHINGTON		133,037
West Virginia - 0.1%
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2018 A:
5% 1/1/31	1,355	1,403
5% 1/1/32	1,120	1,156
TOTAL WEST VIRGINIA		2,559
Wisconsin - 1.3%
Blue Ridge Healthcare Pub. Fin. Auth. Series 2020 A:
5% 1/1/35	1,210	1,288
5% 1/1/40	540	555
Pub. Fin. Auth. Hosp. Rev.:
(Renown Reg'l. Med. Ctr. Proj.) Series 2020 A, 5% 6/1/29	820	875
Series 2019 A, 5% 10/1/44	7,550	7,794
Series 2020 A, 3% 6/1/45	9,350	6,748
Pub. Fin. Auth. Sr. Living Rev. (Mary's Woods At Marylhurst, Inc. Proj.) Series 2017 A:
5% 5/15/25 (e)	700	696
5% 5/15/28 (e)	1,095	1,076
5.25% 5/15/37 (e)	335	318
5.25% 5/15/42 (e)	415	379
5.25% 5/15/47 (e)	410	362
5.25% 5/15/52 (e)	775	672
Pub. Fin. Auth. Wisconsin Retirement Facility Rev. Series 2018:
5% 10/1/43 (e)	735	649
5% 10/1/48 (e)	930	793
5% 10/1/53 (e)	2,330	1,939
Roseman Univ. of Health:
Series 2020:
5% 4/1/40 (e)	720	705
5% 4/1/40 (Pre-Refunded to 4/1/30 @ 100) (e)	30	34
5% 4/1/50 (e)	520	484
Series 2021 A:
3% 7/1/50	2,640	1,904
4.5% 6/1/56 (e)	14,095	10,421
Series 2021 B, 6.5% 6/1/56 (e)	4,700	3,790
Wisconsin Health & Edl. Facilities:
Series 2014, 4% 5/1/33	2,920	2,926
Series 2016 A:
5% 2/15/28	1,965	2,021
5% 2/15/29	2,550	2,624
5% 2/15/30	2,805	2,886
Series 2017 A:
5% 9/1/31 (Pre-Refunded to 9/1/27 @ 100)	830	895
5% 9/1/33 (Pre-Refunded to 9/1/27 @ 100)	1,425	1,537
5% 9/1/35 (Pre-Refunded to 9/1/27 @ 100)	1,575	1,699
Series 2019 A, 5% 11/1/46	540	436
Series 2019 B1, 2.825% 11/1/28	1,435	1,272
Series 2019 B2, 2.55% 11/1/27	320	301
TOTAL WISCONSIN		58,079
TOTAL MUNICIPAL BONDS (Cost $4,477,004)		4,315,559

Municipal Notes - 0.3%
	Principal Amount (a) (000s)	Value ($) (000s)
California - 0.3%
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. Participating VRDN Series MIZ 91 22, 4.45% 7/3/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(d)(h)(i) (Cost $12,500)	12,500	12,500

Money Market Funds - 3.0%
	Shares	Value ($) (000s)
Fidelity Municipal Cash Central Fund 4.23% (j)(k) (Cost $136,011)	136,004,121	136,036

TOTAL INVESTMENT IN SECURITIES - 99.0% (Cost $4,625,515)	4,464,095
NET OTHER ASSETS (LIABILITIES) - 1.0%	43,955
NET ASSETS - 100.0%	4,508,050

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $75,494,000 or 1.7% of net assets.

(f)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)	Provides evidence of ownership in one or more underlying municipal bonds.
(i)	Coupon rates are determined by re-marketing agents based on current market conditions.
(j)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund 4.23%	111,110	192,541	167,615	2,939	-	-	136,036	5.1%
Total	111,110	192,541	167,615	2,939	-	-	136,036

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities	4,328,059	-	4,328,059	-

Money Market Funds	136,036	136,036	-	-
Total Investments in Securities:	4,464,095	136,036	4,328,059	-
Financial Statements   (Unaudited)
Statement of Assets and Liabilities
Amounts in thousands (except per-share amounts)		June 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $4,489,504)	$4,328,059
Fidelity Central Funds (cost $136,011)	136,036

Total Investment in Securities (cost $4,625,515)		$4,464,095
Cash		110
Receivable for investments sold		6
Receivable for fund shares sold		2,563
Interest receivable		58,724
Distributions receivable from Fidelity Central Funds		459
Total assets		4,525,957
Liabilities
Payable for investments purchased on a delayed delivery basis	$9,337
Payable for fund shares redeemed	3,235
Distributions payable	3,416
Accrued management fee	1,302
Distribution and service plan fees payable	94
Other affiliated payables	479
Other payables and accrued expenses	44
Total Liabilities		17,907
Net Assets		$4,508,050
Net Assets consist of:
Paid in capital		$4,699,054
Total accumulated earnings (loss)		(191,004)
Net Assets		$4,508,050

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($279,719 ÷ 23,205 shares) (a)		$12.05
Maximum offering price per share (100/96.00 of $12.05)		$12.55
Class M :
Net Asset Value and redemption price per share ($77,971 ÷ 6,462 shares) (a)		$12.07
Maximum offering price per share (100/96.00 of $12.07)		$12.57
Class C :
Net Asset Value and offering price per share ($24,204 ÷ 2,008 shares) (a)(b)		$12.06
Fidelity Municipal Income Fund :
Net Asset Value , offering price and redemption price per share ($2,804,296 ÷ 232,476 shares)		$12.06
Class I :
Net Asset Value , offering price and redemption price per share ($1,022,295 ÷ 84,803 shares)		$12.05
Class Z :
Net Asset Value , offering price and redemption price per share ($299,565 ÷ 24,842 shares)		$12.06
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b)Corresponding Net Asset Value does not calculate due to rounding of fractional net assets and/or shares

Statement of Operations
Amounts in thousands		Six months ended June 30, 2023 (Unaudited)
Investment Income
Interest		$71,272
Income from Fidelity Central Funds		2,939
Total Income		74,211
Expenses
Management fee	$7,730
Transfer agent fees	2,540
Distribution and service plan fees	571
Accounting fees and expenses	318
Custodian fees and expenses	22
Independent trustees' fees and expenses	8
Registration fees	117
Audit	32
Legal	3
Miscellaneous	14
Total expenses before reductions	11,355
Expense reductions	(56)
Total expenses after reductions		11,299
Net Investment income (loss)		62,912
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(26)
Total net realized gain (loss)		(26)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	66,884
Fidelity Central Funds	32
Total change in net unrealized appreciation (depreciation)		66,916
Net gain (loss)		66,890
Net increase (decrease) in net assets resulting from operations		$129,802

Statement of Changes in Net Assets

Amount in thousands	Six months ended June 30, 2023 (Unaudited)	Year ended December 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$62,912	$114,716
Net realized gain (loss)	(26)	(30,793)
Change in net unrealized appreciation (depreciation)	66,916	(596,229)
Net increase (decrease) in net assets resulting from operations	129,802	(512,306)
Distributions to shareholders	(62,051)	(114,383)

Share transactions - net increase (decrease)	217,674	(275,639)
Total increase (decrease) in net assets	285,425	(902,328)

Net Assets
Beginning of period	4,222,625	5,124,953
End of period	$4,508,050	$4,222,625

Fidelity Advisor® Municipal Income Fund Class A

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018 A
Selected Per-Share Data
Net asset value, beginning of period	$11.86	$13.56	$13.59	$13.39	$12.75	$12.73
Income from Investment Operations
Net investment income (loss) B,C	.154	.282	.281	.305	.330	.283
Net realized and unrealized gain (loss)	.187	(1.700)	.057	.257	.689	.029
Total from investment operations	.341	(1.418)	.338	.562	1.019	.312
Distributions from net investment income	(.151)	(.282)	(.281)	(.304)	(.328)	(.284)
Distributions from net realized gain	-	-	(.087)	(.058)	(.051)	(.008)
Total distributions	(.151)	(.282)	(.368)	(.362)	(.379)	(.292)
Net asset value, end of period	$12.05	$11.86	$13.56	$13.59	$13.39	$12.75
Total Return D,E,F	2.88%	(10.48)%	2.51%	4.28%	8.06%	2.48%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.80% I	.78%	.78%	.78%	.79%	.78% I
Expenses net of fee waivers, if any	.80% I	.78%	.78%	.78%	.79%	.78% I
Expenses net of all reductions	.80% I	.78%	.78%	.78%	.79%	.78% I
Net investment income (loss)	2.57% I	2.31%	2.06%	2.29%	2.49%	2.68% I
Supplemental Data
Net assets, end of period (in millions)	$280	$268	$249	$233	$241	$201
Portfolio turnover rate J	1% I	23%	13%	16%	16%	14% K,L

A For the period March 1, 2018 (commencement of sale of shares) through December 31, 2018.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the sales charges.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Portfolio turnover rate excludes securities received or delivered in-kind.

L The portfolio turnover rate does not include the assets acquired in the merger.

Fidelity Advisor® Municipal Income Fund Class M

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018 A
Selected Per-Share Data
Net asset value, beginning of period	$11.87	$13.57	$13.60	$13.40	$12.76	$12.73
Income from Investment Operations
Net investment income (loss) B,C	.155	.286	.285	.308	.333	.285
Net realized and unrealized gain (loss)	.198	(1.701)	.056	.258	.689	.039
Total from investment operations	.353	(1.415)	.341	.566	1.022	.324
Distributions from net investment income	(.153)	(.285)	(.284)	(.308)	(.331)	(.286)
Distributions from net realized gain	-	-	(.087)	(.058)	(.051)	(.008)
Total distributions	(.153)	(.285)	(.371)	(.366)	(.382)	(.294)
Net asset value, end of period	$12.07	$11.87	$13.57	$13.60	$13.40	$12.76
Total Return D,E,F	2.98%	(10.45)%	2.53%	4.30%	8.08%	2.58%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.77% I	.77%	.76%	.76%	.77%	.77% I
Expenses net of fee waivers, if any	.77% I	.76%	.76%	.76%	.77%	.77% I
Expenses net of all reductions	.77% I	.76%	.76%	.76%	.77%	.76% I
Net investment income (loss)	2.59% I	2.33%	2.08%	2.31%	2.51%	2.70% I
Supplemental Data
Net assets, end of period (in millions)	$78	$80	$106	$109	$120	$119
Portfolio turnover rate J	1% I	23%	13%	16%	16%	14% K,L

A For the period March 1, 2018 (commencement of sale of shares) through December 31, 2018.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the sales charges.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Portfolio turnover rate excludes securities received or delivered in-kind.

L The portfolio turnover rate does not include the assets acquired in the merger.

Fidelity Advisor® Municipal Income Fund Class C

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018 A
Selected Per-Share Data
Net asset value, beginning of period	$11.86	$13.56	$13.59	$13.39	$12.75	$12.73
Income from Investment Operations
Net investment income (loss) B,C	.110	.194	.181	.206	.231	.204
Net realized and unrealized gain (loss)	.198	(1.701)	.056	.257	.689	.032
Total from investment operations	.308	(1.507)	.237	.463	.920	.236
Distributions from net investment income	(.108)	(.193)	(.180)	(.205)	(.229)	(.208)
Distributions from net realized gain	-	-	(.087)	(.058)	(.051)	(.008)
Total distributions	(.108)	(.193)	(.267)	(.263)	(.280)	(.216)
Net asset value, end of period	$12.06	$11.86	$13.56	$13.59	$13.39	$12.75
Total Return D,E,F	2.60%	(11.13)%	1.75%	3.51%	7.26%	1.87%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.53% I	1.51%	1.52%	1.53%	1.53%	1.52% I
Expenses net of fee waivers, if any	1.53% I	1.51%	1.52%	1.53%	1.53%	1.52% I
Expenses net of all reductions	1.53% I	1.51%	1.52%	1.53%	1.53%	1.52% I
Net investment income (loss)	1.84% I	1.58%	1.32%	1.54%	1.75%	1.94% I
Supplemental Data
Net assets, end of period (in millions)	$24	$25	$35	$52	$58	$82
Portfolio turnover rate J	1% I	23%	13%	16%	16%	14% K,L

A For the period March 1, 2018 (commencement of sale of shares) through December 31, 2018.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the contingent deferred sales charge.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Portfolio turnover rate excludes securities received or delivered in-kind.

L The portfolio turnover rate does not include the assets acquired in the merger.

Fidelity® Municipal Income Fund

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$11.87	$13.57	$13.60	$13.40	$12.75	$13.12
Income from Investment Operations
Net investment income (loss) A,B	.174	.324	.327	.350	.374	.382
Net realized and unrealized gain (loss)	.187	(1.702)	.057	.257	.699	(.286)
Total from investment operations	.361	(1.378)	.384	.607	1.073	.096
Distributions from net investment income	(.171)	(.322)	(.327)	(.349)	(.372)	(.381)
Distributions from net realized gain	-	-	(.087)	(.058)	(.051)	(.085)
Total distributions	(.171)	(.322)	(.414)	(.407)	(.423)	(.466)
Net asset value, end of period	$12.06	$11.87	$13.57	$13.60	$13.40	$12.75
Total Return C,D	3.05%	(10.18)%	2.85%	4.63%	8.50%	.80%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.47% G	.46%	.45%	.45%	.45%	.46%
Expenses net of fee waivers, if any	.46% G	.46%	.45%	.45%	.45%	.46%
Expenses net of all reductions	.46% G	.46%	.45%	.45%	.45%	.45%
Net investment income (loss)	2.90% G	2.64%	2.39%	2.62%	2.83%	3.00%
Supplemental Data
Net assets, end of period (in millions)	$2,804	$2,780	$3,787	$3,805	$3,955	$3,817
Portfolio turnover rate H	1% G	23%	13%	16%	16%	14% I,J

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Annualized.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

I Portfolio turnover rate excludes securities received or delivered in-kind.

J The portfolio turnover rate does not include the assets acquired in the merger.

Fidelity Advisor® Municipal Income Fund Class I

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018 A
Selected Per-Share Data
Net asset value, beginning of period	$11.86	$13.56	$13.59	$13.39	$12.75	$12.73
Income from Investment Operations
Net investment income (loss) B,C	.168	.311	.315	.339	.363	.309
Net realized and unrealized gain (loss)	.188	(1.699)	.057	.257	.689	.029
Total from investment operations	.356	(1.388)	.372	.596	1.052	.338
Distributions from net investment income	(.166)	(.312)	(.315)	(.338)	(.361)	(.310)
Distributions from net realized gain	-	-	(.087)	(.058)	(.051)	(.008)
Total distributions	(.166)	(.312)	(.402)	(.396)	(.412)	(.318)
Net asset value, end of period	$12.05	$11.86	$13.56	$13.59	$13.39	$12.75
Total Return D,E	3.01%	(10.26)%	2.76%	4.54%	8.33%	2.69%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.55% H	.54%	.53%	.53%	.53%	.53% H
Expenses net of fee waivers, if any	.55% H	.54%	.53%	.53%	.53%	.53% H
Expenses net of all reductions	.55% H	.54%	.53%	.53%	.53%	.53% H
Net investment income (loss)	2.81% H	2.55%	2.31%	2.54%	2.75%	2.93% H
Supplemental Data
Net assets, end of period (in millions)	$1,022	$834	$714	$619	$647	$555
Portfolio turnover rate I	1% H	23%	13%	16%	16%	14% J,K

A For the period March 1, 2018 (commencement of sale of shares) through December 31, 2018.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J Portfolio turnover rate excludes securities received or delivered in-kind.

K The portfolio turnover rate does not include the assets acquired in the merger.

Fidelity Advisor® Municipal Income Fund Class Z

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018 A
Selected Per-Share Data
Net asset value, beginning of period	$11.86	$13.57	$13.60	$13.39	$12.75	$12.64
Income from Investment Operations
Net investment income (loss) B,C	.176	.327	.331	.352	.378	.101
Net realized and unrealized gain (loss)	.198	(1.710)	.057	.269	.689	.112
Total from investment operations	.374	(1.383)	.388	.621	1.067	.213
Distributions from net investment income	(.174)	(.327)	(.331)	(.353)	(.376)	(.095)
Distributions from net realized gain	-	-	(.087)	(.058)	(.051)	(.008)
Total distributions	(.174)	(.327)	(.418)	(.411)	(.427)	(.103)
Net asset value, end of period	$12.06	$11.86	$13.57	$13.60	$13.39	$12.75
Total Return D,E	3.16%	(10.22)%	2.88%	4.74%	8.45%	1.69%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.42% H	.42%	.42%	.42%	.42%	.42% H
Expenses net of fee waivers, if any	.42% H	.42%	.42%	.42%	.42%	.42% H
Expenses net of all reductions	.42% H	.42%	.42%	.42%	.42%	.42% H
Net investment income (loss)	2.94% H	2.67%	2.42%	2.65%	2.86%	3.08% H
Supplemental Data
Net assets, end of period (in millions)	$300	$235	$235	$196	$97	$21
Portfolio turnover rate I	1% H	23%	13%	16%	16%	14% J,K

A For the period October 2, 2018 (commencement of sale of shares) through December 31, 2018.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J Portfolio turnover rate excludes securities received or delivered in-kind.

K The portfolio turnover rate does not include the assets acquired in the merger.

Notes to Financial Statements   (Unaudited)
For the period ended June 30, 2023
( Amounts in thousands except percentages)

1. Organization.
Fidelity Municipal Income Fund (the Fund) is a fund of Fidelity Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity Municipal Income Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2023 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost.   Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and capital loss carryforwards.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$50,128
Gross unrealized depreciation	(210,158)
Net unrealized appreciation (depreciation)	$(160,030)
Tax cost	$4,624,125

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(15,196)
Long-term	(15,603)
Total capital loss carryforward	$(30,799)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Municipal Income Fund	195,905	18,622
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .35% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	- %	.25%	$345	$15
Class M	- %	.25%	100	1
Class C	.75%	.25%	126	21
			$571	$37

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$77
Class M	6
Class C A	9
$92

A   When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	of Class-Level Average Net Assets A
Class A	$236.17
Class M	59.15
Class C	18.15
Fidelity Municipal Income Fund	1,304.09
Class I	855.18
Class Z	68.05
	$2,540

A   Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:
% of Average Net Assets
Fidelity Municipal Income Fund	.01

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Municipal Income Fund	-	12,700	-
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.
Amount
Fidelity Municipal Income Fund	$4
7. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through April 30, 2024. Some expenses, for example   the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class I	.55%	$2

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $1.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $53.
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2023	Year ended December 31, 2022
Fidelity Municipal Income Fund
Distributions to shareholders
Class A	$3,454	$5,541
Class M	1,015	2,073
Class C	224	435
Fidelity Municipal Income Fund	40,092	81,658
Class I	13,375	18,130
Class Z	3,891	6,546
Total	$62,051	$114,383
9. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2023	Year ended December 31, 2022	Six months ended June 30, 2023	Year ended December 31, 2022
Fidelity Municipal Income Fund
Class A
Shares sold	1,753	9,594	$21,168	$115,427
Reinvestment of distributions	258	411	3,115	4,981
Shares redeemed	(1,436)	(5,727)	(17,344)	(69,759)
Net increase (decrease)	575	4,278	$6,939	$50,649
Class M
Shares sold	81	276	$975	$3,355
Reinvestment of distributions	74	150	898	1,825
Shares redeemed	(434)	(1,491)	(5,256)	(18,102)
Net increase (decrease)	(279)	(1,065)	$(3,383)	$(12,922)
Class C
Shares sold	179	511	$2,154	$6,199
Reinvestment of distributions	17	34	210	410
Shares redeemed	(326)	(967)	(3,932)	(11,857)
Net increase (decrease)	(130)	(422)	$(1,568)	$(5,248)
Fidelity Municipal Income Fund
Shares sold	10,405	40,481	$126,081	$491,259
Reinvestment of distributions	2,445	4,697	29,534	57,042
Shares redeemed	(14,622)	(89,945)	(176,654)	(1,101,537)
Net increase (decrease)	(1,772)	(44,767)	$(21,039)	$(553,236)
Class I
Shares sold	23,685	56,827	$286,755	$682,902
Reinvestment of distributions	423	657	5,105	7,979
Shares redeemed	(9,631)	(39,781)	(116,351)	(480,093)
Net increase (decrease)	14,477	17,703	$175,509	$210,788
Class Z
Shares sold	7,263	26,980	$87,824	$329,960
Reinvestment of distributions	256	414	3,095	5,017
Shares redeemed	(2,458)	(24,933)	(29,703)	(300,647)
Net increase (decrease)	5,061	2,461	$61,216	$34,330

11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2023 to June 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During Period- C January 1, 2023 to June 30, 2023
Fidelity® Municipal Income Fund
Class A	.80%
Actual		$ 1,000	$ 1,028.80	$ 4.02
Hypothetical- B		$ 1,000	$ 1,020.83	$ 4.01
Class M	.77%
Actual		$ 1,000	$ 1,029.80	$ 3.88
Hypothetical- B		$ 1,000	$ 1,020.98	$ 3.86
Class C	1.53%
Actual		$ 1,000	$ 1,026.00	$ 7.69
Hypothetical- B		$ 1,000	$ 1,017.21	$ 7.65
Fidelity® Municipal Income Fund	.46%
Actual		$ 1,000	$ 1,030.50	$ 2.32
Hypothetical- B		$ 1,000	$ 1,022.51	$ 2.31
Class I	.55%
Actual		$ 1,000	$ 1,030.10	$ 2.77
Hypothetical- B		$ 1,000	$ 1,022.07	$ 2.76
Class Z	.42%
Actual		$ 1,000	$ 1,031.60	$ 2.12
Hypothetical- B		$ 1,000	$ 1,022.71	$ 2.11

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.704645.125
HIY-SANN-0823
Fidelity® Limited Term Municipal Income Fund

Semi-Annual Report
June 30, 2023
Includes Fidelity and Fidelity Advisor share classes

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary June 30, 2023 (Unaudited)
Top Five States (% of Fund's net assets)

Texas	11.6
Illinois	9.5
New York	9.3
New Jersey	5.9
California	5.6

Revenue Sources (% of Fund's net assets)
General Obligations	26.8
Transportation	22.9
Health Care	14.2
State G.O.	6.2
Electric Utilities	6.0
Education	5.7
Others* (Individually Less Than 5%)	18.2
100.0

*Includes net other assets

Quality Diversification (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Schedule of Investments June 30, 2023 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.6%
	Principal Amount (a) (000s)	Value ($) (000s)
Alabama - 1.4%
Birmingham Arpt. Auth. Series 2020:
5% 7/1/26 (Build America Mutual Assurance Insured)	555	585
5% 7/1/27 (Build America Mutual Assurance Insured)	500	538
Black Belt Energy Gas District:
Bonds (Proj. No. 5) Series A, 4%, tender 10/1/26 (b)	4,000	3,969
Series 2022 C1:
5.25% 12/1/26	1,845	1,920
5.25% 6/1/27	1,290	1,350
5.25% 12/1/27	1,170	1,230
5.25% 6/1/28	1,540	1,623
5.25% 12/1/28	1,275	1,346
5.25% 6/1/29	1,000	1,052
Mobile County Board of School Commissioners:
Series 2016 A:
5% 3/1/24	1,225	1,238
5% 3/1/25	1,225	1,260
Series 2016 B, 5% 3/1/24	1,210	1,223
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds Series 2009 E, 1%, tender 6/26/25 (b)	5,030	4,769
Southeast Alabama Gas Supply District Bonds (Proj. No. 2) Series 2018 A, 4%, tender 6/1/24 (b)	2,460	2,455
Southeast Energy Auth. Rev. Bonds:
(Proj. No. 2) Series 2021 B1:
4% 6/1/24	600	600
4% 6/1/25	725	725
4% 6/1/26	1,500	1,501
4% 6/1/27	2,440	2,446
4% 6/1/28	3,780	3,779
Bonds Series 2022 B1, 5%, tender 8/1/28 (b)	6,035	6,239
TOTAL ALABAMA		39,848
Alaska - 0.2%
Alaska Hsg. Fin. Corp. Mtg. Rev. Series 2022 A, 3% 6/1/51	1,160	1,111
Alaska Muni. Bond Bank Series 2015 B, 5% 3/1/28 (c)	1,390	1,419
Anchorage Gen. Oblig. Series 2014 B, 5% 9/1/24	2,030	2,073
TOTAL ALASKA		4,603
Arizona - 3.5%
Arizona Board of Regents Arizona State Univ. Rev.:
Series 2016 A, 5% 7/1/26	275	285
Series 2021:
5% 8/1/26	1,100	1,165
5% 8/1/27	1,500	1,624
Arizona Ctfs. of Prtn. Series 2019 A, 5% 10/1/24 (Escrowed to Maturity)	2,025	2,070
Arizona Health Facilities Auth. Rev. (Scottsdale Lincoln Hospitals Proj.) Series 2014 A:
5% 12/1/23	980	986
5% 12/1/24	1,465	1,497
Arizona Indl. Dev. Auth. Hosp. Rev. Series 2021 A:
5% 2/1/25	1,100	1,128
5% 2/1/26	1,200	1,251
5% 2/1/27	1,200	1,274
Chandler Indl. Dev. Auth. Indl. Dev. Rev.:
(Intel Corp. Proj.) Series 2022 2, 5%, tender 9/1/27 (b)(c)	8,765	8,970
Bonds (Intel Corp. Proj.) Series 2019, 5%, tender 6/3/24 (b)(c)	40,560	40,875
Glendale Union School District 205 Series A:
5% 7/1/26 (Assured Guaranty Muni. Corp. Insured)	200	211
5% 7/1/27 (Assured Guaranty Muni. Corp. Insured)	250	268
Maricopa County Indl. Dev. Auth. Sr. Living Facilities (Christian Care Surprise, Inc. Proj.) Series 2016, 5% 1/1/26 (d)	755	706
Maricopa County Rev.:
Bonds:
Series 2019 D, 5%, tender 5/15/26 (b)	6,765	7,063
Series 2023 A2, 5%, tender 5/15/28 (b)	4,480	4,829
Series 2016 A, 5% 1/1/25	4,725	4,844
Maricopa County Spl. Health Care District Gen. Oblig. Series 2021 D:
5% 7/1/25	1,165	1,206
5% 7/1/26	3,000	3,168
Maricopa County Unified School District #48 Scottsdale Series D:
4% 7/1/24	1,000	1,008
4% 7/1/25	800	814
4% 7/1/26	900	927
4% 7/1/27	225	235
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2017 D, 5% 7/1/25	2,110	2,186
Series 2019 B:
5% 7/1/24 (c)	1,550	1,570
5% 7/1/25 (c)	1,500	1,536
Phoenix Civic Impt. Corp. Series 2019 B, 5% 7/1/28	1,910	2,070
Tucson Ctfs. of Prtn. Series 2016, 5% 7/1/27 (Assured Guaranty Muni. Corp. Insured)	1,245	1,312
Univ. of Arizona Univ. Revs. Series 2019 A, 5% 6/1/26	1,250	1,323
Western Maricopa Ed. Ctr. District Series 2019 B, 5% 7/1/26	2,000	2,115
TOTAL ARIZONA		98,516
California - 5.4%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds:
Series 2021 A, 2%, tender 4/1/28 (b)	7,365	6,779
Series A, 2.95%, tender 4/1/26 (b)	4,895	4,797
Series B, 2.85%, tender 4/1/25 (b)	4,000	3,950
California Gen. Oblig.:
Series 2017, 5% 8/1/26	1,200	1,276
Series 2020, 4% 11/1/26	700	724
Series 2023, 5% 10/1/28	4,000	4,468
California Muni. Fin. Auth. Ctfs. of Prtn. Series 2021, 5% 11/1/27 (d)	1,500	1,542
California Muni. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2017 A, 0.7%, tender 12/1/23 (b)(c)	4,005	3,936
California Pub. Works Board Lease Rev.:
(Various Cap. Projs.):
Series 2022 C, 5% 8/1/24	965	986
Series 2023 B, 5% 12/1/28	5,950	6,673
Series 2023 A, 5% 12/1/29	2,000	2,287
Fresno Arpt. Rev. Series 2023 A:
5% 7/1/26 (Build America Mutual Assurance Insured) (c)	1,000	1,037
5% 7/1/27 (Build America Mutual Assurance Insured) (c)	1,340	1,412
5% 7/1/28 (Build America Mutual Assurance Insured) (c)	2,885	3,087
5% 7/1/29 (Build America Mutual Assurance Insured) (c)	3,025	3,285
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2015 A, 5% 6/1/40 (Pre-Refunded to 6/1/25 @ 100)	14,380	14,956
Series A, 0% 6/1/24 (Escrowed to Maturity)	3,390	3,297
Los Angeles County Pub. Works Fing. Auth. Lease Rev. Series 2022 G, 5% 12/1/24	1,500	1,543
Los Angeles Dept. Arpt. Rev.:
Series 2016 A:
5% 5/15/24 (c)	890	901
5% 5/15/24 (Escrowed to Maturity) (c)	120	122
5% 5/15/25 (c)	880	902
5% 5/15/25 (Escrowed to Maturity) (c)	120	124
Series 2017 B, 5% 5/15/25 (c)	2,265	2,322
Series 2018 B:
5% 5/15/25 (c)	1,305	1,338
5% 5/15/26 (c)	1,545	1,608
Series 2018 C, 5% 5/15/27 (c)	1,615	1,707
Series 2020 C, 5% 5/15/26 (c)	2,645	2,754
Northern California Energy Auth. Bonds Series 2018, 4%, tender 7/1/24 (b)	10,000	10,011
Oakland Unified School District Alameda County Series 2013, 5.5% 8/1/23	515	516
Palomar Health Rev. Series 2016:
5% 11/1/23	1,955	1,962
5% 11/1/24	1,955	1,982
5% 11/1/25	1,000	1,028
Port of Oakland Rev.:
Series 2021 H, 5% 5/1/28 (c)	1,000	1,063
Series H:
5% 5/1/26 (c)	1,830	1,891
5% 5/1/27 (c)	3,400	3,564
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Series 2020 C, 5% 7/1/26 (c)	1,000	1,034
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2019 A:
5% 1/1/24 (c)	1,660	1,669
5% 1/1/27 (c)	2,405	2,518
Series 2022 A:
5% 5/1/26 (c)	4,535	4,713
5% 5/1/27 (c)	4,590	4,832
5% 5/1/28 (c)	6,130	6,539
5% 5/1/29 (c)	4,100	4,432
Series 2023 A, 5% 5/1/25 (c)	1,770	1,809
San Pablo Redev. Agcy. Series 2014 A, 5% 6/15/24 (Assured Guaranty Muni. Corp. Insured)	1,350	1,369
Southern California Pub. Pwr. Auth. Rev. Bonds Series 2020 C, 0.65%, tender 7/1/25 (b)	8,000	7,555
Univ. of California Revs. Series 2023 BN, 5% 5/15/25	13,105	13,641
TOTAL CALIFORNIA		149,941
Colorado - 2.0%
Colorado Health Facilities Auth. Rev. Bonds Bonds:
Series 2019 B:
5%, tender 8/1/25 (b)	2,950	3,010
5%, tender 8/1/26 (b)	2,035	2,097
5%, tender 11/19/26 (b)	615	657
5%, tender 11/19/26 (b)	6,065	6,367
Series 2023 A1, 5%, tender 11/15/28 (b)(e)	5,870	6,412
Colorado Hsg. & Fin. Auth.:
Series 2019 F, 4.25% 11/1/49	1,080	1,078
Series 2019 H, 4.25% 11/1/49	550	549
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2020, 5% 6/1/26	1,000	1,053
Colorado Springs Utils. Rev. Series 2020:
5% 11/15/25	1,320	1,381
5% 11/15/25	1,020	1,067
Colorado Univ. Co. Hosp. Auth. Rev. Bonds Series 2019 C, 5%, tender 11/15/24 (b)	14,940	15,113
Denver City & County Arpt. Rev.:
Series 2018 A, 5% 12/1/29 (c)	1,205	1,294
Series 2020 B1, 5% 11/15/24 (c)	1,500	1,528
E-470 Pub. Hwy. Auth. Rev. Series 2020 A, 5% 9/1/26	1,750	1,849
Univ. of Colorado Enterprise Sys. Rev. Bonds:
Series 2019 C, 2%, tender 10/15/24 (b)	9,030	8,807
Series 2021 C3A, 2%, tender 10/15/25 (b)	1,625	1,562
Series 2021 C3B, 2%, tender 10/15/26 (b)	1,345	1,275
TOTAL COLORADO		55,099
Connecticut - 3.5%
Connecticut Gen. Oblig.:
Series 2016 A, 5% 3/15/26	1,925	2,024
Series 2019 A:
5% 4/15/25	4,380	4,532
5% 4/15/26	2,355	2,480
5% 4/15/30	965	1,078
Series 2020 C, 2% 6/1/25	1,000	971
Series 2021 D:
5% 7/15/24	1,990	2,029
5% 7/15/25	1,685	1,749
Series 2022 A, 4% 1/15/26	1,025	1,047
Series 2022 E:
5% 11/15/25	6,000	6,266
5% 11/15/26	6,000	6,398
Series 2022 G:
5% 11/15/25	6,000	6,266
5% 11/15/26	6,000	6,398
Series C, 4% 6/1/26	1,100	1,129
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds:
Series 2010 A3, 0.25%, tender 2/9/24 (b)	4,155	4,065
Series 2014 B, 1.8%, tender 7/1/24 (b)	3,150	3,090
Series 2017 B2, 3.2%, tender 7/1/26 (b)(e)	3,370	3,372
Series 2017 C2, 2.8%, tender 2/3/26 (b)	19,250	18,865
Series 2016 A, 2%, tender 7/1/26 (b)	1,725	1,634
Series 2018 S, 5% 7/1/24	1,000	1,016
Series 2019 A:
4% 7/1/23 (d)	1,045	1,045
4% 7/1/24 (d)	1,090	1,069
5% 7/1/25 (d)	705	693
5% 7/1/28 (d)	1,315	1,284
5% 7/1/29 (d)	940	917
Series 2022 M:
5% 7/1/24	175	177
5% 7/1/27	250	262
5% 7/1/28	300	319
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2021 C, 5% 1/1/25	1,280	1,315
Series A, 5% 9/1/26	1,025	1,088
Hartford County Metropolitan District Gen. Oblig. Series 2021 A:
5% 9/1/27	800	870
5% 9/1/28	775	861
Hartford Gen. Oblig. Series 2015 C, 5% 7/15/25 (Assured Guaranty Muni. Corp. Insured)	2,065	2,143
New Britain Gen. Oblig. Series 2009, 5% 4/1/24 (Escrowed to Maturity)	373	377
New Haven Gen. Oblig. Series 2016 A, 5% 8/15/25 (Assured Guaranty Muni. Corp. Insured)	980	1,012
Stratford Gen. Oblig. Series 2019:
5% 1/1/25	3,890	3,988
5% 1/1/26	3,735	3,892
Univ. of Connecticut Gen. Oblig. Series 2019 A, 5% 11/1/26	1,000	1,062
TOTAL CONNECTICUT		96,783
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. Bonds (Delmarva Pwr. & Lt. Co. Proj.) Series A, 1.05%, tender 7/1/25 (b)	1,475	1,396
District Of Columbia - 2.4%
District of Columbia Income Tax Rev.:
Series 2020 A, 5% 3/1/24	715	724
Series 2022 C, 5% 12/1/27	5,900	6,458
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Bonds Series 2019 C, 1.75%, tender 10/1/24 (b)	7,540	7,327
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2014 A, 5% 10/1/26 (c)	1,140	1,152
Series 2017 A, 5% 10/1/26 (c)	12,905	13,465
Series 2019 A:
5% 10/1/23 (c)	465	466
5% 10/1/25 (c)	1,410	1,449
Series 2020 A:
5% 10/1/24 (c)	4,470	4,538
5% 10/1/25 (c)	4,470	4,594
Series 2021 A:
5% 10/1/25 (c)	3,000	3,083
5% 10/1/28 (c)	20,500	22,024
TOTAL DISTRICT OF COLUMBIA		65,280
Florida - 5.5%
Brevard County Health Facilities Auth. Rev. Series 2023 A:
5% 4/1/26	1,920	1,976
5% 4/1/28	2,115	2,239
Broward County Arpt. Sys. Rev.:
Series 2012 P-1, 5% 10/1/25 (c)	6,645	6,649
Series 2015 C, 5% 10/1/24 (c)	1,015	1,029
Series 2019 A:
5% 10/1/24 (c)	1,300	1,318
5% 10/1/25 (c)	1,500	1,540
Series 2019 B:
5% 10/1/24 (c)	750	761
5% 10/1/25 (c)	755	775
Broward County School Board Ctfs. of Prtn.:
Series 2015 B, 5% 7/1/24	1,120	1,139
Series 2022 A, 5% 7/1/25	1,860	1,925
Cap. Projs. Fin. Auth. Student Hsg. Rev. (Cap. Projs. Ln. Prog. - Florida Univs.) Series 2020 A:
5% 10/1/24	540	544
5% 10/1/26	1,940	1,989
Central Florida Expressway Auth. Sr. Lien Rev. Series 2021:
5% 7/1/26 (Assured Guaranty Muni. Corp. Insured)	1,485	1,571
5% 7/1/27 (Assured Guaranty Muni. Corp. Insured)	8,200	8,856
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev. Bonds Series 2023 C, 5%, tender 12/1/25 (b)	1,270	1,303
Florida Hsg. Fin. Corp. Rev. Series 2021 1, 3% 1/1/52	5,570	5,375
Florida Keys Aqueduct Auth. Wtr. Rev. Series 2021 B, 5% 9/1/25	2,360	2,457
Florida Mid-Bay Bridge Auth. Rev. Series 2015 A:
5% 10/1/23	1,240	1,244
5% 10/1/24	1,955	1,989
5% 10/1/25	1,710	1,732
5% 10/1/26	1,955	1,985
Florida Muni. Pwr. Agcy. Rev. Series 2016 A, 4% 10/1/26	530	544
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2015 A, 5% 10/1/29 (Pre-Refunded to 10/1/25 @ 100) (c)	1,070	1,107
Series 2016 A, 5% 10/1/25 (Escrowed to Maturity) (c)	620	638
Series 2016, 5% 10/1/26 (c)	1,300	1,355
Series 2017 A:
5% 10/1/25 (c)	320	328
5% 10/1/25 (Escrowed to Maturity) (c)	1,675	1,724
5% 10/1/26 (c)	545	566
5% 10/1/26 (Escrowed to Maturity) (c)	2,025	2,122
5% 10/1/27 (Escrowed to Maturity) (c)	580	618
Series 2019 A:
5% 10/1/24 (c)	12,700	12,896
5% 10/1/25 (c)	6,700	6,886
5% 10/1/27 (c)	1,940	2,054
Jacksonville Spl. Rev. Series 2022 A:
5% 10/1/23	345	346
5% 10/1/24	785	802
5% 10/1/25	610	635
5% 10/1/26	435	462
5% 10/1/27	345	374
5% 10/1/28	685	759
5% 10/1/29	595	668
5% 10/1/30	560	639
5% 10/1/32	510	598
Lee County Arpt. Rev. Series 2021 A:
5% 10/1/23 (c)	475	476
5% 10/1/24 (c)	1,795	1,819
5% 10/1/25 (c)	3,325	3,414
Lee Memorial Health Sys. Hosp. Rev. Bonds Series 2019 A2, 5%, tender 4/1/26 (b)	4,810	4,953
Manatee County School District Series 2017, 5% 10/1/24 (Assured Guaranty Muni. Corp. Insured)	1,270	1,298
Miami-Dade County Aviation Rev.:
Series 2012 A, 5% 10/1/24 (c)	1,800	1,802
Series 2014 A, 5% 10/1/31 (c)	1,750	1,766
Series 2016 A, 5% 10/1/27	1,275	1,352
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2015 A, 5% 5/1/27 (Assured Guaranty Muni. Corp. Insured)	1,880	1,940
Series 2015 B, 5% 5/1/24	29,155	29,534
Orange County Hsg. Fin. Auth. Multi-family Rev. Bonds Series 2021 B, 0.55%, tender 7/1/24 (b)	9,950	9,557
Palm Beach County Health Facilities Auth. Hosp. Rev.:
(Jupiter Med. Ctr. Proj.) Series 2022, 5% 11/1/28	150	158
Series 2014:
5% 12/1/23 (Escrowed to Maturity)	190	191
5% 12/1/24 (Escrowed to Maturity)	380	389
Palm Beach County Health Facilities Auth. Rev.:
Series 2015 C:
5% 5/15/24	1,000	987
5% 5/15/30	2,490	2,273
Series 2021 C, 4% 5/15/29	1,440	1,261
Pinellas County Hsg. Fin. Auth. Bonds Series 2021 B, 0.65%, tender 7/1/24 (b)	2,170	2,086
Seminole County School Board Ctfs. of Prtn. Series 2016 C:
5% 7/1/25	980	1,016
5% 7/1/26	1,115	1,179
Village Cmnty. Dev. District No. 13 Series 2019, 2.625% 5/1/24	120	119
TOTAL FLORIDA		152,087
Georgia - 3.9%
Atlanta Arpt. Rev.:
Series 2014 C, 5% 1/1/29 (c)	900	904
Series 2020 A, 5% 7/1/26 (c)	3,000	3,118
Series 2020 B:
5% 7/1/27 (c)	4,000	4,220
5% 7/1/29 (c)	1,920	2,080
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Georgia Pwr. Co. Plant Vogtle Proj.):
Series 1995 4, 3.8%, tender 5/21/26 (b)	3,500	3,494
Series 2012, 1.7%, tender 8/22/24 (b)	3,400	3,291
Series 2013 1st, 2.925%, tender 3/12/24 (b)	9,930	9,818
(Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2017 E, 3.25%, tender 2/3/25 (b)	900	887
Columbus Med. Ctr. Hosp. Auth. Bonds (Piedmont Healthcare, Inc. Proj.) Series 2019 A, 5%, tender 7/1/26 (b)	4,840	4,999
Georgia Gen. Oblig. Series 2016 A, 5% 2/1/27	4,980	5,249
Georgia Muni. Elec. Auth. Pwr. Rev. Series 2020 A:
4% 11/1/23	920	921
4% 11/1/24	1,420	1,427
5% 1/1/25	1,000	1,020
5% 1/1/26	1,125	1,165
5% 1/1/26	1,000	1,035
5% 1/1/27	760	798
Georgia Road & Thruway Auth. Rev. Series 2020:
5% 6/1/25	5,000	5,176
5% 6/1/26	2,500	2,646
Main Street Natural Gas, Inc.:
Bonds:
Series 2018 C, 4%, tender 12/1/23 (b)	10,210	10,212
Series 2021 A, 4%, tender 9/1/27 (b)	15,000	14,950
Series 2021 C, 4%, tender 12/1/28 (b)	16,990	16,733
Series 2022 A:
4% 12/1/23	265	265
4% 12/1/24	1,100	1,098
4% 12/1/25	170	169
4% 12/1/26	1,955	1,946
Series 2023 B, 5% 3/1/24	260	262
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Scherer Proj.) Series 1995, 2.25% 7/1/25	6,505	6,191
Private Colleges & Univs. Auth. Rev.:
(The Savannah College of Art & Design Projs.) Series 2021, 5% 4/1/26	1,200	1,251
Series 2020 B, 5% 9/1/25	2,570	2,678
TOTAL GEORGIA		108,003
Hawaii - 0.8%
Hawaii Arpts. Sys. Rev. Series 2022 B, 5% 7/1/24 (c)	3,500	3,542
Hawaii Gen. Oblig. Series 2015 EZ, 5% 10/1/26	10,000	10,433
Honolulu City & County Gen. Oblig.:
Series 2016 C, 5% 10/1/28	1,000	1,111
Series 2020 F:
5% 7/1/24	1,575	1,604
5% 7/1/25	1,255	1,302
5% 7/1/26	800	848
Series 2022 A, 5% 11/1/26	1,985	2,120
State of Hawaii Dept. of Trans. Series 2013, 5% 8/1/23 (c)	1,440	1,441
TOTAL HAWAII		22,401
Idaho - 0.0%
Idaho Hsg. & Fin. Assoc. Single Family Mtg. Series 2019 A, 4% 1/1/50	280	278
Illinois - 9.5%
Champaign County Cmnty. Unit Series 2019, 4% 6/1/24	420	422
Chicago Board of Ed.:
Series 2017 C:
5% 12/1/26	485	501
5% 12/1/27	1,830	1,906
Series 2018 C, 5% 12/1/24	13,000	13,146
Series 2019 A, 0% 12/1/26	3,500	3,039
Chicago Gen. Oblig. Series 2020 A, 5% 1/1/30	2,005	2,160
Chicago Metropolitan Wtr. Reclamation District of Greater Chicago Series 2007, 5.25% 12/1/32	2,920	3,512
Chicago Midway Arpt. Rev.:
Series 2013 B, 5% 1/1/25	1,700	1,702
Series 2014 A, 5% 1/1/26 (c)	3,475	3,486
Series 2016 A:
5% 1/1/27 (c)	2,810	2,882
5% 1/1/28 (c)	500	513
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2012 B, 4% 1/1/27 (c)	1,220	1,220
Series 2015 A:
5% 1/1/24 (c)	1,230	1,237
5% 1/1/26 (c)	1,600	1,619
5% 1/1/27 (c)	1,000	1,013
Series 2015 C, 5% 1/1/26 (c)	1,540	1,559
Series 2016 A, 5% 1/1/27 (c)	840	862
Series 2017 D:
5% 1/1/26 (c)	445	457
5% 1/1/27 (c)	1,595	1,661
5% 1/1/29 (c)	215	225
Series 2020 B, 5% 1/1/26	1,310	1,367
Series 2022 A, 5% 1/1/26 (c)	830	852
Series 2022 C:
5% 1/1/24 (c)	2,000	2,011
5% 1/1/26 (c)	2,300	2,362
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017, 5% 6/1/25	1,225	1,256
Cook County Gen. Oblig.:
Series 2021 A:
5% 11/15/23	375	377
5% 11/15/24	425	434
5% 11/15/25	425	441
5% 11/15/26	850	897
5% 11/15/27	1,075	1,155
Series 2021 B:
4% 11/15/24	1,475	1,486
4% 11/15/25	1,100	1,120
4% 11/15/26	555	570
4% 11/15/27	565	586
4% 11/15/28	285	298
Series 2022 A:
5% 11/15/24	7,590	7,749
5% 11/15/25	5,585	5,790
5% 11/15/26	300	316
5% 11/15/27	325	349
5% 11/15/28	350	382
5% 11/15/29	1,315	1,458
Cook County Sales Tax Rev.:
Series 2022 A:
5% 11/15/26	635	673
5% 11/15/27	350	378
5% 11/15/28	190	209
5% 11/15/29	140	156
5% 11/15/30	315	355
Series 2022 B:
5% 11/15/25	815	847
5% 11/15/26	360	381
5% 11/15/27	470	508
5% 11/15/28	290	319
5% 11/15/29	265	295
5% 11/15/30	275	310
Illinois Fin. Auth.:
Bonds Series 2020 B:
5%, tender 11/15/24 (b)	2,125	2,146
5%, tender 11/15/26 (b)	2,830	2,933
Series 2015:
5% 5/1/45 (Pre-Refunded to 5/1/25 @ 100)	1,190	1,226
5% 5/1/45 (Pre-Refunded to 5/1/25 @ 100)	7,450	7,690
Series 2020 A, 5% 8/15/24	1,080	1,098
Series 2022 A:
5% 10/1/26	265	268
5% 10/1/28	330	337
Illinois Fin. Auth. Rev.:
(Bradley Univ. Proj.) Series 2017 C, 5% 8/1/26	1,650	1,680
(Edward-Elmhurst Healthcare) Series 2017 A, 5% 1/1/25 (Escrowed to Maturity)	740	759
(OSF Healthcare Sys.) Series 2018 A:
5% 5/15/26	4,300	4,477
5% 5/15/27	9,260	9,775
Series 2008 A3, 5% 11/1/30	1,545	1,618
Series 2015 A:
5% 11/15/24	1,490	1,517
5% 11/15/25	1,905	1,969
5% 11/15/26	1,955	2,025
Series 2015 B, 5% 11/15/24	1,910	1,945
Series 2016 A:
5% 8/15/24 (Escrowed to Maturity)	2,135	2,174
5.25% 8/15/28 (Pre-Refunded to 8/15/26 @ 100)	1,000	1,063
5.25% 8/15/29 (Pre-Refunded to 8/15/26 @ 100)	5,850	6,220
Series 2016 C, 5% 2/15/27	1,875	1,992
Series 2016:
5% 5/15/25	490	503
5% 5/15/26	980	1,020
5% 5/15/27	1,225	1,276
Series 2017, 5% 1/1/25	2,260	2,323
Series 2019:
5% 9/1/23	400	400
5% 9/1/24	415	414
5% 9/1/25	900	896
5% 4/1/26	1,625	1,685
5% 9/1/26	300	299
5% 4/1/27	2,135	2,247
5% 9/1/27	500	499
5% 4/1/28	1,425	1,521
5% 4/1/29	2,000	2,163
Illinois Gen. Oblig.:
Series 2013, 5.5% 7/1/25	265	265
Series 2014, 5% 2/1/25	2,275	2,290
Series 2016:
4% 2/1/30 (Assured Guaranty Muni. Corp. Insured)	3,760	3,840
5% 2/1/24	3,100	3,124
5% 1/1/26	2,970	3,074
Series 2017 C, 5% 11/1/29	1,000	1,067
Series 2017 D:
5% 11/1/25	6,635	6,850
5% 11/1/26	5,890	6,179
Series 2018 A, 5% 10/1/26	4,615	4,835
Series 2020 B:
5% 10/1/25	5,105	5,264
5% 10/1/28	6,500	7,032
Series 2020 D, 5% 10/1/24	5,000	5,083
Series 2022 A, 5% 3/1/24	4,660	4,700
Series 2022 B:
5% 3/1/25	9,385	9,597
5% 3/1/26	6,880	7,140
5% 3/1/27	6,500	6,857
Series 2023 B, 5% 5/1/28	3,000	3,225
Series 2023 D, 5% 7/1/28	4,230	4,561
Illinois Hsg. Dev. Auth. Rev. Series D, 3.75% 4/1/50	585	577
Illinois Sales Tax Rev.:
Series 2013, 5% 6/15/24	2,985	2,987
Series 2021 C:
5% 6/15/24	615	621
5% 6/15/25	355	365
McHenry County Cmnty. School District #200 Series 2006 B:
0% 1/15/24	2,540	2,489
0% 1/15/24 (Escrowed to Maturity)	2,175	2,137
0% 1/15/25	4,915	4,633
0% 1/15/26	3,695	3,360
Metropolitan Pier & Exposition Series 2022 A, 3% 6/15/25	2,330	2,291
Northern Illinois Univ. Revs. Series 2020 B, 5% 4/1/24 (Build America Mutual Assurance Insured)	1,100	1,111
Railsplitter Tobacco Settlement Auth. Rev. Series 2017, 5% 6/1/24	4,365	4,424
Sales Tax Securitization Corp.:
Series 2023 C, 5% 1/1/29 (e)	5,225	5,646
Series 2023 D, 5% 1/1/28 (e)	1,735	1,849
TOTAL ILLINOIS		264,440
Indiana - 2.2%
Indiana Fin. Auth. Envir. Facilities Rev. Bonds (Indianapolis Pwr. & Lt. Co. Proj.):
Series 2020 A, 0.75%, tender 4/1/26 (b)	600	534
Series 2020 B, 0.95%, tender 4/1/26 (b)(c)	1,025	920
Indiana Fin. Auth. Health Sys. Rev. Bonds:
Series 2019 B, 2.25%, tender 7/1/25 (b)	6,405	6,222
Series 2023 B1, 5%, tender 7/1/28 (b)(e)	4,120	4,482
Indiana Fin. Auth. Hosp. Rev.:
Bonds:
Series 2011 L, 0.7%, tender 1/1/26 (b)	1,105	1,008
Series 2011 M, 0.7%, tender 1/1/26 (b)	7,795	7,110
Series 2013, 5% 8/15/23	980	982
Indiana Fin. Auth. Wastewtr. Util. Rev. (CWA Auth. Proj.) Series 2015 A:
5% 10/1/24	1,460	1,492
5% 10/1/25	1,590	1,623
Indiana Hsg. & Cmnty. Dev. Auth.:
Series 2019 B, 3.5% 1/1/49	1,280	1,255
Series 2021 B, 3% 7/1/50	880	848
Series 2021 C1, 3% 1/1/52	3,720	3,564
Indianapolis Local Pub. Impt.:
(Indianapolis Arpt. Auth. Proj.):
Series 2014 D:
5% 1/1/28 (c)	470	472
5% 1/1/30 (c)	550	552
Series 2016 A1:
5% 1/1/24 (c)	2,715	2,728
5% 1/1/25 (c)	2,845	2,890
Series 2019 D, 5% 1/1/25 (c)	1,710	1,737
Indianapolis Arpt. Auth. Proj. Series 2019 D, 5% 1/1/26 (c)	3,680	3,787
Whiting Envir. Facilities Rev. Bonds (BP Products North America, Inc. Proj.):
Series 2017, 5%, tender 11/1/24 (b)(c)	1,250	1,268
Series 2019 A, 5%, tender 6/5/26 (b)(c)	15,985	16,451
TOTAL INDIANA		59,925
Iowa - 0.0%
Iowa Student Ln. Liquidity Corp. Student Ln. Rev. Series 2019 B, 5% 12/1/24 (c)	800	811
Kansas - 0.1%
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev. Series 2016 A:
5% 9/1/23	710	712
5% 9/1/25	785	814
TOTAL KANSAS		1,526
Kentucky - 3.2%
Ashland Med. Ctr. Rev. (Ashland Hosp. Corp. D/B/A King's Daughters Med. Ctr. Proj.) Series 2016 A:
5% 2/1/24	1,330	1,339
5% 2/1/25	980	996
Carroll County Envir. Facilities Rev. Bonds (Kentucky Utils. Co. Proj.) Series 2004 A, 1.75%, tender 9/1/26 (b)(c)	9,750	8,914
Carroll County Poll. Ctlr Rev. Bonds (Kentucky Utils. Co. Proj.) Series 2016 A, 1.55%, tender 9/1/26 (b)	5,750	5,219
Kentucky Asset/Liability Commission Gen. Fund Rev. Series 2021 A:
5% 11/1/24	1,065	1,090
5% 11/1/25	3,000	3,115
5% 11/1/26	1,000	1,059
5% 11/1/27	1,000	1,079
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Series 2015 A, 5% 6/1/24	1,655	1,673
Kentucky State Property & Buildings Commission Rev.:
Series 2015, 5% 8/1/24	1,850	1,881
Series 2018, 5% 5/1/25	3,605	3,709
Series A:
5% 11/1/24	1,250	1,276
5% 11/1/25	1,650	1,715
Series B, 5% 8/1/24	2,645	2,690
Kentucky, Inc. Pub. Energy:
Bonds:
Series 2018 A, 4%, tender 4/1/24 (b)	4,110	4,106
Series 2019 A1, 4%, tender 6/1/25 (b)	10,455	10,404
Series A, 4%, tender 6/1/26 (b)	11,570	11,546
Series C1, 4%, tender 6/1/25 (b)	15,000	14,930
Series A:
4% 12/1/23	600	600
4% 12/1/25	825	825
4% 6/1/26	1,085	1,085
Louisville & Jefferson County Bonds:
Series 2020 B, 5%, tender 10/1/23 (b)	2,800	2,808
Series 2020 C, 5%, tender 10/1/26 (b)	5,985	6,200
Louisville Reg'l. Arpt. Auth. Sys. Rev. Series 2014 A, 5% 7/1/24 (c)	1,280	1,296
TOTAL KENTUCKY		89,555
Louisiana - 0.4%
New Orleans Aviation Board Rev.:
(North Term. Proj.) Series 2017 B:
5% 1/1/24 (c)	195	196
5% 1/1/25 (c)	195	198
5% 1/1/26 (c)	490	504
Series 2017 D2:
5% 1/1/24 (c)	735	738
5% 1/1/25 (c)	1,390	1,411
St. John Baptist Parish Rev.:
(Marathon Oil Corp.) Series 2017, 2.2% 6/1/37 (b)	3,765	3,555
Bonds (Marathon Oil Corp.) Series 2017, 4.05%, tender 7/1/26 (b)	3,320	3,305
TOTAL LOUISIANA		9,907
Maine - 0.1%
City of Portland Arpt. Series 2016, 5% 1/1/29	690	719
Maine Health & Higher Edl. Facilities Auth. Rev.:
Series 2013, 5% 7/1/24 (Pre-Refunded to 7/1/23 @ 100)	350	350
Series 2021 A:
5% 7/1/28	555	599
5% 7/1/29	600	658
5% 7/1/30	500	556
TOTAL MAINE		2,882
Maryland - 2.6%
Baltimore Proj. Rev. Series 2017 D:
5% 7/1/24	3,220	3,281
5% 7/1/25	3,380	3,502
Hsg. Opportunities Commission of Montgomery County Series 2021 C, 0.8% 7/1/25	700	659
Maryland Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev.:
Series 2019 B, 4% 9/1/49	1,150	1,141
Series 2019 C, 3.5% 3/1/50	1,290	1,264
Series 2021 C:
0.375% 7/1/23	640	640
0.5% 1/1/24	1,000	984
0.6% 7/1/24	2,840	2,756
Maryland Dept. of Trans.:
Series 2021 B, 5% 8/1/27 (c)	1,805	1,902
Series 2022 B, 5% 12/1/27	1,295	1,414
Series 2022, 5% 12/1/26	1,395	1,490
Maryland Gen. Oblig.:
Series 2017 A, 5% 3/15/25	1,795	1,854
Series 2019 A, 5% 8/1/25	6,520	6,785
Series 2022 2D, 3% 8/1/27	1,575	1,576
Maryland Health & Higher Edl. Bonds:
Series 2020 B2, 5%, tender 7/1/27 (b)	2,480	2,601
Series 2020, 5%, tender 7/1/25 (b)	8,525	8,706
Maryland Health & Higher Edl. Facilities Auth. Rev. Series 2015:
5% 7/1/23	980	980
5% 7/1/24	1,955	1,975
5% 7/1/25	1,730	1,765
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2012 B:
2.5% 6/1/26 (c)	4,915	4,650
2.625% 6/1/27 (c)	4,030	3,788
Montgomery County Gen. Oblig. Series 2022 A:
5% 8/1/24	7,695	7,854
5% 8/1/25	4,300	4,475
5% 8/1/26	7,075	7,521
TOTAL MARYLAND		73,563
Massachusetts - 1.5%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2016 A, 0% 7/1/29	1,000	807
Massachusetts Dev. Fin. Agcy. Rev.:
Bonds Series 2011 N, 0.45%, tender 7/1/25 (b)	5,000	4,610
Caregroup, Inc. Series 2015 H-1, 5% 7/1/25	2,655	2,733
Series 2016 I:
5% 7/1/23	660	660
5% 7/1/24	1,075	1,085
5% 7/1/25	1,475	1,518
5% 7/1/25	1,480	1,508
5% 7/1/26	980	1,015
Series 2019 A:
5% 7/1/23	525	525
5% 7/1/24	1,150	1,165
5% 7/1/25	825	838
5% 7/1/26	2,015	2,055
Series 2021:
4% 7/1/23	215	215
4% 7/1/24	225	223
4% 7/1/25	235	231
Massachusetts Edl. Fing. Auth. Rev.:
Series 2016, 5% 7/1/24 (c)	2,850	2,879
Series 2020 C:
5% 7/1/25 (c)	850	868
5% 7/1/26 (c)	1,900	1,964
Series 2021 B, 5% 7/1/26 (c)	1,390	1,437
Series 2023 B:
5% 7/1/28 (c)	3,675	3,887
5% 7/1/29 (c)	2,650	2,824
Massachusetts Health & Edl. Facilities Auth. Rev. Bonds Series I, 0.7%, tender 7/1/25 (b)	2,315	2,145
Massachusetts Port Auth. Rev.:
Series 2017 A:
5% 7/1/24 (c)	3,005	3,045
5% 7/1/25 (c)	1,115	1,143
Series 2021 E, 5% 7/1/27 (c)	500	527
Univ. of Massachusetts Bldg. Auth. Rev. Series 2021 1, 5% 11/1/26	2,445	2,619
TOTAL MASSACHUSETTS		42,526
Michigan - 1.3%
Detroit Downtown Dev. Auth. Tax Series A, 5% 7/1/24 (Assured Guaranty Muni. Corp. Insured)	1,000	1,016
Flint Hosp. Bldg. Auth. Rev. Series 2020, 5% 7/1/24	925	927
Grand Traverse County Hosp. Fin. Auth. Series 2021:
5% 7/1/26	550	578
5% 7/1/27	900	960
5% 7/1/28	725	784
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016:
5% 5/15/24	635	643
5% 5/15/24 (Escrowed to Maturity)	5	5
5% 5/15/25	1,275	1,305
5% 5/15/25 (Escrowed to Maturity)	10	10
5% 5/15/26	1,230	1,280
5% 5/15/26 (Escrowed to Maturity)	5	5
Lansing Board of Wtr. & Lt. Util. Rev. Bonds Series 2021 B, 2%, tender 7/1/26 (b)	2,000	1,880
Michigan Fin. Auth. Rev.:
Bonds:
Series 2015 D2, 1.2%, tender 4/13/28 (b)	635	555
Series 2019 MI2, 5%, tender 2/1/25 (b)	4,830	4,952
Series 2015 A, 5% 8/1/26 (Pre-Refunded to 8/1/24 @ 100)	300	306
Series 2015 D1, 0.75% 10/15/25	1,000	941
Series 2020 A:
5% 6/1/24	1,000	1,012
5% 6/1/25	2,000	2,049
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev.:
Series 2021 A, 3% 6/1/52	2,085	2,003
Series A, 3.5% 12/1/50	1,025	1,003
Michigan Strategic Fund Ltd. Oblig. Rev. Bonds (Consumer Energy Co. Proj.) Series 2019, 1.8%, tender 10/1/24 (b)(c)	3,140	3,051
Novi Cmnty. School District Series I:
4% 5/1/24	795	800
4% 5/1/25	600	608
Portage Pub. Schools Series 2016:
5% 5/1/24	1,880	1,907
5% 11/1/24	1,955	2,002
5% 5/1/25	1,100	1,135
5% 11/1/25	1,195	1,248
5% 11/1/28	985	1,036
Royal Oak Hosp. Fin. Auth. Hosp. Rev. Series 2014 D, 5% 9/1/23 (Escrowed to Maturity)	490	491
Saginaw Hosp. Fin. Auth. Hosp. Rev. Series 2020 J:
5% 7/1/24	765	776
5% 7/1/25	500	511
5% 7/1/26	750	776
TOTAL MICHIGAN		36,555
Minnesota - 1.0%
Duluth Econ. Dev. Auth. Series 2021 A:
3% 7/1/24	200	196
3% 7/1/25	615	592
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2022 B:
5% 1/1/24 (c)	705	710
5% 1/1/25 (c)	460	469
5% 1/1/26 (c)	1,125	1,155
5% 1/1/27 (c)	3,800	3,958
Minneapolis Health Care Sys. Rev. Bonds Series 2023 A, 5%, tender 11/15/28 (b)	10,870	11,716
Minnesota Hsg. Fin. Agcy. Series 2023 F, 5.75% 7/1/53 (e)	650	697
Moorhead Edl. Facilities Rev. (The Concordia College Corp. Proj.) Series 2016, 5% 12/1/25	2,270	2,296
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2017, 5% 1/1/24	1,560	1,572
Shakopee Sr. Hsg. Rev. Bonds Series 2018, 5.85%, tender 11/1/25 (b)(d)	2,530	2,490
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2015 A, 5% 1/1/26	2,065	2,162
Western Minnesota Muni. Pwr. Agcy. Pwr. Supply Rev. Series 2014 A, 5% 1/1/24	980	988
TOTAL MINNESOTA		29,001
Mississippi - 0.2%
Mississippi Dev. Bank Spl. Oblig. (Magnolia Reg'l. Health Ctr. Proj.) Series 2021:
5% 10/1/23 (d)	830	831
5% 10/1/25 (d)	1,320	1,333
5% 10/1/27 (d)	900	923
Mississippi Hosp. Equip. & Facilities Auth.:
(Forrest County Gen. Hosp. Rfdg. Proj.) Series 2019 B, 5% 1/1/24	400	403
Bonds Series II, 5%, tender 3/1/27 (b)	1,130	1,180
Series I:
5% 10/1/25	600	618
5% 10/1/27	800	849
TOTAL MISSISSIPPI		6,137
Missouri - 0.6%
Cape Girardeau County Indl. Dev. Auth. (Southeast Hosp. Proj.) Series 2017 A:
5% 3/1/24	685	688
5% 3/1/25	710	718
5% 3/1/26	980	996
Kansas City Indl. Dev. Auth. (Kansas City Int'l. Arpt. Term. Modernization Proj.):
Series 2020 A:
5% 3/1/26 (c)	1,185	1,222
5% 3/1/27 (c)	4,065	4,245
Series 2020 B:
5% 3/1/26	2,190	2,288
5% 3/1/27	1,535	1,635
Missouri Hsg. Dev. Commission Single Family Mtg. Rev. Series 2019, 4% 5/1/50	335	332
Saint Louis Arpt. Rev. Series A, 5.25% 7/1/26 (Assured Guaranty Muni. Corp. Insured)	5,370	5,699
TOTAL MISSOURI		17,823
Montana - 0.2%
Montana Board Hsg. Single Family:
Series 2019 B, 4% 6/1/50	175	174
Series 2021 B, 3% 12/1/51	2,330	2,241
Series 2022 A, 3% 6/1/52	1,675	1,607
Series A1, 3.5% 6/1/50	2,730	2,672
TOTAL MONTANA		6,694
Nebraska - 1.1%
Central Plains Energy Proj. Gas Supply Bonds Series 2019, 4%, tender 8/1/25 (b)	11,940	11,943
Douglas County Hosp. Auth. #2 Health Facilities Rev. Bonds Series 2020, 5%, tender 11/15/25 (b)	2,200	2,256
Lincoln Arpt. Auth. Series 2021:
5% 7/1/24 (c)	700	711
5% 7/1/26 (c)	750	778
5% 7/1/27 (c)	1,275	1,345
5% 7/1/28 (c)	1,830	1,960
5% 7/1/29 (c)	1,000	1,087
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Series 2019 B, 4% 9/1/49 (c)	925	911
Series 2019 E, 3.75% 9/1/49 (c)	995	978
Nebraska Pub. Pwr. District Rev. Series 2017 B, 5% 1/1/26	1,260	1,316
Washington County Wstwtr Sol Bonds (Cargill, Inc. Projs.) Series 2012, 0.9%, tender 9/1/25 (b)(c)	7,400	6,994
TOTAL NEBRASKA		30,279
Nevada - 1.0%
Clark County Arpt. Rev.:
Series 2014 A2:
5% 7/1/28	525	533
5% 7/1/30	750	762
Series 2019 D, 5% 7/1/24	1,775	1,806
Series 2021 B:
5% 7/1/23 (c)	625	625
5% 7/1/24 (c)	985	996
5% 7/1/25 (c)	1,795	1,837
5% 7/1/27 (c)	6,000	6,316
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev.:
Series 2019 E:
5% 7/1/25	1,275	1,321
5% 7/1/27	2,245	2,418
Series B, 5% 7/1/24 (c)	2,080	2,107
Clark County School District:
Series 2017 A, 5% 6/15/26	1,285	1,352
Series 2020 B, 5% 6/15/26	5,805	6,124
Nevada Gen. Oblig. Series 2015 A, 3% 8/1/29	2,175	2,177
TOTAL NEVADA		28,374
New Hampshire - 0.4%
Nat'l. Fin. Auth. Hosp. Rev. (St. Luke's Univ. Health Network Proj.) Series 2021 B:
5% 8/15/24	600	610
5% 8/15/28	1,125	1,203
Nat'l. Fin. Auth. Solid Bonds (Waste Mgmt., Inc. Proj.):
Series 2019 A3, 2.15%, tender 7/1/24 (b)(c)	4,455	4,375
Series 2019 A4, 2.15%, tender 7/1/24 (b)(c)	2,250	2,209
New Hampshire Bus. Fin. Auth. Wtr. Facility (Pennichuck Wtr. Works, Inc. Proj.) Series 2014 A:
5% 1/1/24 (Escrowed to Maturity) (c)	1,120	1,127
5% 1/1/25 (Escrowed to Maturity) (c)	1,000	1,020
TOTAL NEW HAMPSHIRE		10,544
New Jersey - 5.9%
Hudson County Impt. Auth. (Hudson County Courthouse Proj.) Series 2020, 4% 10/1/24	1,400	1,414
New Jersey Bldg. Auth. State Bldg. Rev. Series 2016 A, 5% 6/15/24	1,720	1,745
New Jersey Econ. Dev. Auth. Series 2024 SSS:
5% 6/15/24 (e)	1,750	1,752
5% 6/15/26 (e)	2,575	2,629
5% 6/15/27 (e)	1,070	1,104
New Jersey Econ. Dev. Auth. Rev.:
(Provident Montclair Proj.) Series 2017, 5% 6/1/24 (Assured Guaranty Muni. Corp. Insured)	980	995
Series 2014 RR, 5% 6/15/32 (Pre-Refunded to 6/15/24 @ 100)	375	381
Series 2014 UU, 5% 6/15/30 (Pre-Refunded to 6/15/24 @ 100)	465	472
Series 2015 XX:
4% 6/15/24	550	553
5% 6/15/26 (Pre-Refunded to 6/15/25 @ 100)	975	1,013
Series 2019:
5.25% 9/1/24 (d)	2,580	2,631
5.25% 9/1/26 (d)	3,410	3,603
New Jersey Edl. Facility:
Series 2016 A:
5% 7/1/23	3,315	3,315
5% 7/1/24	7,740	7,852
Series 2016 B, 4% 9/1/26	320	324
New Jersey Gen. Oblig.:
Series 2020 A:
5% 6/1/24	10,970	11,152
5% 6/1/25	5,320	5,508
Series 2021, 2% 6/1/29	1,965	1,793
New Jersey Health Care Facilities Fing. Auth. Rev.:
Bonds:
Series 2019 B1, 5%, tender 7/1/24 (b)	3,175	3,225
Series 2019 B2, 5%, tender 7/1/25 (b)	3,890	4,006
Series 2019 B3, 5%, tender 7/1/26 (b)	2,750	2,864
Series 2016 A:
5% 7/1/23 (Escrowed to Maturity)	595	595
5% 7/1/24	1,200	1,220
5% 7/1/24 (Escrowed to Maturity)	985	1,002
5% 7/1/24 (Escrowed to Maturity)	475	483
5% 7/1/25 (Escrowed to Maturity)	515	533
5% 7/1/26 (Escrowed to Maturity)	170	180
Series 2016, 5% 7/1/25	275	285
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2015 1A, 5% 12/1/24 (c)	6,015	6,104
Series 2017 1A, 5% 12/1/23 (c)	1,930	1,939
Series 2019 A, 5% 12/1/24	950	971
Series 2020:
5% 12/1/23 (c)	1,830	1,839
5% 12/1/24 (c)	1,360	1,380
5% 12/1/25 (c)	2,440	2,505
5% 12/1/26 (c)	3,165	3,277
Series 2021 A, 5% 12/1/25 (c)	130	133
Series 2021 B:
5% 12/1/25 (c)	315	323
5% 12/1/26 (c)	1,425	1,476
New Jersey Hsg. & Mtg. Fin. Agcy. Rev. Series 2019 D, 4% 4/1/25 (c)	1,405	1,403
New Jersey Tpk. Auth. Tpk. Rev. Series D, 5% 1/1/28	1,710	1,803
New Jersey Trans. Trust Fund Auth.:
Series 2006 C:
0% 12/15/25	6,400	5,859
0% 12/15/26 (Assured Guaranty Corp. Insured)	1,585	1,407
0% 12/15/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,820	1,561
0% 12/15/31 (FGIC Insured)	5,400	3,949
Series 2010 A:
0% 12/15/25	1,140	1,043
0% 12/15/27	5,520	4,724
Series 2013 AA, 5% 6/15/25	1,280	1,280
Series 2016 A, 5% 6/15/27	3,960	4,143
Series 2018 A, 5% 6/15/24	5,000	5,079
Series 2022 AA:
5% 6/15/25	4,490	4,622
5% 6/15/26	9,745	10,187
5% 6/15/27	8,000	8,515
5% 6/15/28	10,000	10,829
Series A:
0% 12/15/26	11,265	9,965
5% 12/15/24	1,780	1,818
5% 12/15/25	1,680	1,741
5% 12/15/26	2,600	2,743
TOTAL NEW JERSEY		165,247
New Mexico - 1.3%
New Mexico Edl. Assistance Foundation Series 2021 1A:
5% 9/1/25 (c)	6,250	6,404
5% 9/1/28 (c)	2,000	2,130
New Mexico Hosp. Equip. Ln. Council Rev. Bonds Series 2019 B, 5%, tender 8/1/25 (b)	3,135	3,228
New Mexico Mtg. Fin. Auth. Series 2019 C, 4% 1/1/50	3,060	3,036
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev.:
Bonds Series 2019 A, 5%, tender 5/1/25 (b)	15,495	15,825
Series 2019 A:
4% 11/1/23	710	711
4% 5/1/24	950	953
4% 11/1/24	1,450	1,457
4% 5/1/25	2,790	2,804
TOTAL NEW MEXICO		36,548
New York - 9.3%
Dorm. Auth. New York Univ. Rev. Series 2016 A, 5% 7/1/24	1,810	1,834
Hudson Yards Infrastructure Corp. New York Rev. Series 2017 A, 5% 2/15/25	4,000	4,131
Long Island Pwr. Auth. Elec. Sys. Rev.:
Bonds:
Series 2019 B, 1.65%, tender 9/1/24 (b)	7,255	7,079
Series 2020 B, 0.85%, tender 9/1/25 (b)	19,810	18,561
Series 2021 B, 1.5%, tender 9/1/26 (b)	3,360	3,112
Series 2021, 1% 9/1/25	2,805	2,610
Monroe County Indl. Dev. Corp. (Univ. of Rochester Proj.):
Series 2017 A, 5% 7/1/25	900	934
Series 2020 A:
5% 7/1/25	750	779
5% 7/1/26	500	530
New York Bridge Auth. Gen. Rev. Series 2021 B, 5% 1/1/27	1,500	1,608
New York City Gen. Oblig.:
Series 2020 A1, 5% 8/1/27	13,205	14,286
Series 2022 B1, 5% 8/1/28	11,490	12,680
Series A, 5% 8/1/26	1,000	1,061
Series A6, 5% 8/1/25	250	252
Series F1, 5% 6/1/25	470	487
Series I1, 5% 3/1/27	615	622
New York City Health & Hosp. Corp. Rev. Series A:
3% 2/15/24	535	534
5% 2/15/24	750	758
New York City Hsg. Dev. Corp. Multifamily Hsg. Bonds:
Series 2021 C2, 0.7%, tender 7/1/25 (b)	2,210	2,063
Series 2021 K2, 0.9%, tender 1/1/26 (b)	12,290	11,259
Series 2021, 0.6%, tender 7/1/25 (b)	2,905	2,688
Series 2023 A2, 3.73%, tender 12/29/28 (b)	4,675	4,681
New York City Indl. Dev. Agcy. Rev. Series 2021 A:
5% 1/1/25 (Assured Guaranty Muni. Corp. Insured)	1,000	1,024
5% 1/1/26 (Assured Guaranty Muni. Corp. Insured)	1,000	1,037
5% 1/1/27 (Assured Guaranty Muni. Corp. Insured)	1,000	1,056
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2021 DD, 5% 6/15/25	1,535	1,592
New York City Transitional Fin. Auth. Rev.:
Series 2017 E1, 5% 2/1/30	2,830	3,022
Series 2021 F1, 5% 11/1/25	2,060	2,152
Series 2022 B1, 5% 11/1/25	8,000	8,359
Series 2023 E, 5% 11/1/25	8,620	9,007
Series E1, 5% 2/1/26	475	489
New York Dorm. Auth. Rev.:
Bonds Series 2019 B2, 5%, tender 5/1/24 (b)	2,005	2,014
Series 2015 A:
5% 7/1/28	370	381
5% 7/1/28 (Pre-Refunded to 7/1/25 @ 100)	30	31
Series 2022:
5% 7/1/26	675	692
5% 7/1/27	710	736
5% 7/1/28	750	787
5% 7/1/29	1,065	1,127
New York Dorm. Auth. Sales Tax Rev. Series 2017 A, 5% 3/15/31	2,745	2,938
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. (NY Muni. Wtr. Fin. Auth. Projs.) Series 2020 A, 5% 6/15/24	1,400	1,425
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2016 A, 5% 11/15/24	525	538
Series 2016 B1:
5% 11/15/24	670	687
5% 11/15/25	1,000	1,047
Series 2017 B1, 4% 11/15/25	250	256
Series 2017 B2, 5% 11/15/25	1,450	1,518
New York Metropolitan Trans. Auth. Rev.:
Series 2015 A, 5% 11/15/24	1,000	1,019
Series 2015 A1, 5% 11/15/29	765	781
Series 2016 A, 5% 11/15/23	1,450	1,456
Series 2016 D, 5% 11/15/27	1,500	1,562
Series 2017 A2:
5% 11/15/25	2,620	2,699
5% 11/15/26	5,815	6,066
Series 2017 B, 5% 11/15/24	665	677
Series 2017 C1, 5% 11/15/28	4,340	4,637
New York State Dorm. Auth.:
Series 2018 A, 5% 3/15/27 (Escrowed to Maturity)	970	1,049
Series 2019 D, 5% 2/15/25	1,030	1,062
Series 2021 A:
5% 3/15/27	2,975	3,197
5% 3/15/29	1,500	1,678
New York State Hsg. Fin. Agcy. Rev.:
Bonds:
Series 2021 D2, 0.65%, tender 11/1/25 (b)	2,770	2,547
Series 2021 J2:
1%, tender 11/1/26 (b)	1,770	1,606
1.1%, tender 5/1/27 (b)	6,610	5,856
Series J, 0.75% 5/1/25	3,030	2,827
New York State Mtg. Agcy. Homeowner Mtg.:
Series 2021 232:
5% 4/1/25 (c)	1,130	1,151
5% 10/1/26 (c)	1,580	1,640
Series 221, 3.5% 10/1/32 (c)	375	364
New York Thruway Auth. Gen. Rev. Series 2014 K, 5% 1/1/32	795	814
New York Trans. Dev. Corp.:
(Term. 4 JFK Int'l. Arpt. Proj.):
Series 2020 A:
5% 12/1/24 (c)	1,500	1,525
5% 12/1/25 (c)	2,295	2,349
5% 12/1/26 (c)	1,180	1,220
Series 2020 C:
5% 12/1/24	1,000	1,022
5% 12/1/25	800	827
5% 12/1/26	1,250	1,311
5% 12/1/27	1,250	1,330
(Term. 4 John F. Kennedy Int'l. Arpt. Proj.) Series 2022:
5% 12/1/26 (c)	7,810	8,074
5% 12/1/27 (c)	10,415	10,909
New York Urban Dev. Corp. Rev. Series 2015 A, 5% 3/15/26	250	260
Niagara Frontier Trans. Auth. Arpt. Rev. Series 2019 A:
5% 4/1/25 (c)	625	635
5% 4/1/27 (c)	1,350	1,404
Suffolk County Gen. Oblig.:
Series 2022 A:
5% 6/15/24	655	666
5% 6/15/25	695	720
5% 6/15/29	965	1,088
Series 2022 B:
5% 10/1/25	800	834
5% 10/1/26	410	437
5% 10/1/28	670	745
Syracuse Reg'l. Arpt. Auth. Series 2021:
5% 7/1/25 (c)	750	765
5% 7/1/26 (c)	1,145	1,179
5% 7/1/27 (c)	1,515	1,578
Tobacco Settlement Asset Securitization Corp. Series 2017, 5% 6/1/24	1,500	1,518
Triborough Bridge & Tunnel Auth.:
Bonds:
Series 2021 A2:
2%, tender 5/15/26 (b)	7,870	7,311
2%, tender 5/15/28 (b)	2,575	2,352
Series 2021 B, 5%, tender 5/15/26 (b)	2,470	2,576
Series 2023 A:
5% 5/15/25	4,030	4,175
5% 11/15/25	8,800	9,194
Triborough Bridge & Tunnel Auth. Revs. Series 2023 A, 5% 11/15/25	15,000	15,693
TOTAL NEW YORK		258,849
New York And New Jersey - 0.7%
Port Auth. of New York & New Jersey:
Series 178, 5% 12/1/23 (c)	1,060	1,065
Series 188, 5% 5/1/25 (c)	1,980	2,029
Series 193:
5% 10/15/25 (c)	4,015	4,130
5% 10/15/29 (c)	1,350	1,384
Series 223:
5% 7/15/25 (c)	1,500	1,538
5% 7/15/26 (c)	2,250	2,339
5% 7/15/27 (c)	3,055	3,225
5% 7/15/28 (c)	2,500	2,676
TOTAL NEW YORK AND NEW JERSEY		18,386
North Carolina - 1.8%
Asheville Spl. Obligations Series 2021, 5% 4/1/25	1,530	1,579
Charlotte Int'l. Arpt. Rev.:
Series 2019 B, 5% 7/1/27 (c)	735	775
Series 2021 B:
5% 7/1/26 (c)	5,535	5,753
5% 7/1/27 (c)	4,500	4,747
5% 7/1/28 (c)	1,675	1,793
5% 7/1/29 (c)	865	937
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Bonds:
Series 2021 B, 5%, tender 12/2/24 (b)	4,200	4,296
Series 2021 C, 5%, tender 12/1/28 (b)	1,570	1,718
New Hanover County Hosp. Rev. Series 2017:
5% 10/1/25 (Escrowed to Maturity)	1,115	1,162
5% 10/1/26 (Escrowed to Maturity)	1,360	1,449
North Carolina Cap. Facilities Fin. Agcy. Edl. Facilities Rev. Series 2021, 5% 5/1/25	260	266
North Carolina Grant Anticipation Rev. Series 2021:
5% 3/1/25	3,000	3,092
5% 3/1/27	2,305	2,476
5% 3/1/28	2,375	2,607
North Carolina Hsg. Fin. Agcy. Home Ownership Rev. Series 43, 4% 7/1/50	5,325	5,283
North Carolina Med. Care Commission Health Care Facilities Rev. Bonds Series 2019 C, 2.55%, tender 6/1/26 (b)	7,335	7,145
North Carolina Med. Care Commission Hosp. Rev. Bonds Series 2021 B, 5%, tender 2/1/26 (b)	1,110	1,160
Raleigh Durham Arpt. Auth. Arpt. Rev. Series 2020 A, 5% 5/1/27 (c)	355	373
Union County Enterprise Systems Rev. Series 2021:
5% 6/1/25	1,000	1,036
5% 6/1/26	750	793
5% 6/1/27	775	838
TOTAL NORTH CAROLINA		49,278
North Dakota - 0.2%
North Dakota Hsg. Fin. Agcy.:
Series 2021 A, 3% 1/1/52	1,480	1,426
Series 2021 B, 3% 7/1/52	4,040	3,868
TOTAL NORTH DAKOTA		5,294
Ohio - 1.9%
Akron Bath Copley Hosp. District Rev.:
Series 2016, 5% 11/15/24	1,955	1,985
Series 2020:
5% 11/15/26	375	387
5% 11/15/27	185	193
American Muni. Pwr., Inc. Rev.:
Bonds Series 2021 A2, 1%, tender 8/15/24 (b)	2,150	2,080
Series 2021 A:
5% 2/15/26	300	313
5% 2/15/27	400	426
Cleveland Arpt. Sys. Rev. Series 2016 A:
5% 1/1/25 (Assured Guaranty Muni. Corp. Insured)	1,225	1,255
5% 1/1/26 (Assured Guaranty Muni. Corp. Insured)	490	503
Miami County Hosp. Facilities Rev. (Kettering Health Network Obligated Group Proj.) Series 2019:
5% 8/1/27	1,000	1,067
5% 8/1/28	1,000	1,083
Miami Univ. Series 2022 A:
5% 9/1/23	735	737
5% 9/1/24	125	127
Montgomery County Hosp. Rev. (Kettering Health Network Obligated Group Proj.)) Series 2021:
5% 8/1/27	575	613
5% 8/1/28	500	542
Ohio Cap. Facilities Lease (Adult Correctional Bldg. Fund Projs.) Series 2021 A:
5% 10/1/25	2,000	2,082
5% 10/1/26	1,750	1,860
Ohio Higher Edl. Facility Commission Rev. Bonds (Case Western Reserve Univ. Proj.) Series 2019 C, 1.625%, tender 12/1/26 (b)	1,345	1,257
Ohio Hosp. Facilities Rev.:
Series 2017 A, 5% 1/1/25	2,035	2,088
Series 2021 B, 5% 1/1/25	1,935	1,985
Ohio Hosp. Rev. Bonds Series 2019 C, 2.75%, tender 5/1/28 (b)	3,920	3,831
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev.:
(Mtg. Backed Securities Prog.) Series 2019 B, 4.5% 3/1/50	255	256
Series 2021 C, 3.25% 3/1/51	17,130	16,594
Scioto County Hosp. Facilities Rev.:
Series 2016:
5% 2/15/24	3,215	3,241
5% 2/15/25	2,065	2,111
5% 2/15/26	1,285	1,325
Series 2019, 5% 2/15/29	1,820	1,897
Univ. of Akron Gen. Receipts Series 2019 A:
5% 1/1/24	760	766
5% 1/1/25	1,100	1,128
TOTAL OHIO		51,732
Oklahoma - 0.6%
Oklahoma County Independent School District #89 Oklahoma City Series 2023 A, 3% 7/1/26	14,520	14,478
Oklahoma Tpk. Auth. Tpk. Rev. Series 2017 D, 5% 1/1/25	775	796
TOTAL OKLAHOMA		15,274
Oregon - 0.2%
Oregon Facilities Auth. Rev. (Samaritan Health Svcs. Proj.):
Series 2020 A:
5% 10/1/24	200	203
5% 10/1/25	225	230
5% 10/1/26	150	155
Series A, 5% 10/1/27	150	156
Oregon State Hsg. & Cmnty. Svcs. Dept. (Single Family Mtg. Prog.) Series A, 3.5% 1/1/51	1,475	1,444
Port of Portland Arpt. Rev.:
Series 2020 27 A, 5% 7/1/29 (c)	430	464
Series 27 A, 5% 7/1/26 (c)	1,515	1,567
TOTAL OREGON		4,219
Pennsylvania - 2.1%
Allegheny County Arpt. Auth. Rev. Series 2021 A:
5% 1/1/26 (c)	1,750	1,801
5% 1/1/27 (c)	2,000	2,089
5% 1/1/28 (c)	2,250	2,376
Allegheny County Indl. Dev. Auth. Rev. Series 2021, 3.5% 12/1/31	1,075	891
Allegheny County Sanitation Auth. Swr. Rev. Series 2020 A:
4% 6/1/25	200	203
5% 6/1/26	1,000	1,058
Commonwealth Fing. Auth. Rev. Series 2020 A:
5% 6/1/24	1,475	1,499
5% 6/1/25	1,150	1,190
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2014 A, 5% 10/1/23	190	190
Series 2019, 5% 9/1/29	1,000	1,088
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds:
(Waste Mgmt., Inc. Proj.) Series 2017 A, 0.58%, tender 8/1/24 (b)(c)	1,100	1,061
Series 2011, 2.15%, tender 7/1/24 (b)(c)	1,000	982
Pennsylvania Gen. Oblig. Series 2019:
5% 7/15/25	8,685	9,022
5% 7/15/28	1,760	1,943
5% 7/15/29	1,395	1,567
Pennsylvania Higher Edl. Facilities Auth. Rev. Series 2016 C, 5% 8/15/25	2,855	2,959
Pennsylvania Hsg. Fin. Agcy.:
Series 2020 13 2A, 3.5% 4/1/51	745	734
Series 2021 137, 3% 10/1/51	5,695	5,417
Pennsylvania Tpk. Commission Tpk. Rev. Series 2021 B:
5% 12/1/25	860	894
5% 12/1/26	1,000	1,058
5% 12/1/27	750	809
Philadelphia Arpt. Rev.:
Series 2015 A, 5% 6/15/24 (c)	600	607
Series 2017 A, 5% 7/1/24	490	498
Series 2017 B:
5% 7/1/24 (c)	4,790	4,848
5% 7/1/25 (c)	1,700	1,738
Series 2021:
5% 7/1/28 (c)	3,100	3,296
5% 7/1/29 (c)	1,830	1,971
Philadelphia School District:
Series 2018 A:
5% 9/1/24	1,000	1,017
5% 9/1/25	700	723
5% 9/1/26	750	786
Series 2019 A:
5% 9/1/23	315	316
5% 9/1/24	1,050	1,067
5% 9/1/25	1,200	1,239
Series 2019 B, 5% 9/1/24	1,000	1,017
Reading School District Series 2017:
5% 3/1/25 (Assured Guaranty Muni. Corp. Insured)	320	328
5% 3/1/26 (Assured Guaranty Muni. Corp. Insured)	260	272
5% 3/1/27 (Assured Guaranty Muni. Corp. Insured)	250	267
5% 3/1/28 (Assured Guaranty Muni. Corp. Insured)	245	263
TOTAL PENNSYLVANIA		59,084
Puerto Rico - 0.9%
Puerto Rico Commonwealth Aqueduct & Swr. Auth. Series 2022 A, 5% 7/1/28 (d)	7,500	7,689
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
Series 2021 A1:
0% 7/1/24	1,254	1,201
5.25% 7/1/23	10,132	10,132
Series 2022 A1, 5.375% 7/1/25	6,360	6,517
TOTAL PUERTO RICO		25,539
Rhode Island - 1.1%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2016:
5% 5/15/24	2,300	2,319
5% 5/15/25	5,385	5,429
Rhode Island Health & Edl. Bldg. Corp. Pub. Schools Rev. Series 2015, 5% 5/15/25 (Assured Guaranty Muni. Corp. Insured)	5,910	6,092
Rhode Island Hsg. & Mtg. Fin. Corp. Series 2019 70, 4% 10/1/49	600	595
Rhode Island Hsg. & Mtg. Fin. Corp. Rev. Series 72 A, 3.5% 10/1/50	1,210	1,186
Rhode Island Student Ln. Auth. Student Ln. Rev.:
Series 2018 A, 5% 12/1/25 (c)	845	868
Series 2019 A:
5% 12/1/23 (c)	750	754
5% 12/1/24 (c)	1,275	1,296
5% 12/1/25 (c)	1,900	1,956
5% 12/1/26 (c)	1,000	1,042
5% 12/1/28 (c)	510	545
Series 2021 A, 5% 12/1/27 (c)	900	950
Series A:
4% 12/1/26 (c)	355	356
5% 12/1/26 (c)	1,200	1,250
Tobacco Settlement Fing. Corp. Series 2015 A:
5% 6/1/24	1,885	1,901
5% 6/1/26	3,425	3,494
5% 6/1/27	980	1,000
TOTAL RHODE ISLAND		31,033
South Carolina - 0.7%
Scago Edl. Facilities Corp. for Colleton School District (School District of Colleton County Proj.) Series 2015, 5% 12/1/26	1,075	1,107
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev. Series 2019 A, 4% 1/1/50	940	933
South Carolina Ports Auth. Ports Rev.:
Series 2015 (AMT), 5% 7/1/45 (Pre-Refunded to 7/1/25 @ 100) (c)	2,910	3,013
Series 2015:
5.25% 7/1/50 (Pre-Refunded to 7/1/25 @ 100) (c)	4,805	4,998
5.25% 7/1/55 (Pre-Refunded to 7/1/25 @ 100) (c)	2,310	2,403
South Carolina Pub. Svc. Auth. Rev.:
Series 2015 A, 5% 12/1/25	1,000	1,028
Series 2021 A:
5% 12/1/26	670	704
5% 12/1/27	750	798
Series 2021 B:
5% 12/1/24	1,400	1,428
5% 12/1/25	500	518
5% 12/1/26	500	525
5% 12/1/27	450	479
5% 12/1/28	800	861
TOTAL SOUTH CAROLINA		18,795
Tennessee - 1.4%
Metropolitan Nashville Arpt. Auth. Rev. Series 2019 B:
5% 7/1/26 (c)	2,000	2,073
5% 7/1/27 (c)	2,435	2,563
5% 7/1/28 (c)	3,125	3,323
5% 7/1/29 (c)	3,800	4,092
5% 7/1/30 (c)	3,000	3,266
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Series 2022 B, 4% 1/1/26	8,000	8,190
Tennergy Corp. Gas Rev. Bonds Series 2019 A, 5%, tender 10/1/24 (b)	11,590	11,729
Tennessee Gen. Oblig. Series 2015 A, 5% 8/1/28 (Pre-Refunded to 8/1/25 @ 100)	2,000	2,080
Tennessee Hsg. Dev. Agcy. Residential Series 2021 3A, 3% 1/1/52	1,555	1,493
TOTAL TENNESSEE		38,809
Texas - 11.6%
Aledo Independent School District Series 2015, 0% 2/15/24	1,195	1,168
Austin Arpt. Sys. Rev.:
Series 2019 B:
5% 11/15/23 (c)	620	622
5% 11/15/24 (c)	675	685
5% 11/15/25 (c)	650	669
Series 2019, 5% 11/15/24 (c)	2,500	2,536
Birdville Independent School District Series 2021, 5% 2/15/26	800	840
Boerne Independent School District Bonds Series 2023, 3.125%, tender 2/1/27 (b)	1,445	1,430
Central Reg'l. Mobility Auth.:
Series 2016, 5% 1/1/26	2,800	2,901
Series 2020 F, 5% 1/1/25	4,455	4,515
Series 2021 C, 5% 1/1/27	6,865	7,151
City of Denton Series 2020 A, 5% 2/15/26	1,025	1,076
Clear Creek Independent School District Bonds Series 2021 B, 0.28%, tender 8/15/24 (b)	4,370	4,174
Clint Independent School District Series 2015 A, 5% 2/15/26	1,600	1,646
Collin County Series 2020, 5% 2/15/26	1,040	1,092
Comal County Series 2017, 4% 2/1/26	1,780	1,822
Cypress-Fairbanks Independent School District:
Bonds:
Series 2015 B1, 0.28%, tender 8/15/24 (b)	6,105	5,867
Series 2015 B2, 0.28%, tender 8/15/24 (b)	9,645	9,268
Series 2020 A, 5% 2/15/25	1,330	1,371
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2014 A, 5.25% 11/1/27 (c)	1,175	1,179
Series 2020 A, 5% 11/1/26	2,595	2,760
Dallas Gen. Oblig. Series 2018, 5% 2/15/25	2,060	2,123
Dallas Independent School District Series 2021, 4% 2/15/25	1,835	1,863
Denton Independent School District:
Bonds Series 2014 B:
2%, tender 8/1/24 (b)	265	261
2%, tender 8/1/24 (b)	2,580	2,528
2%, tender 8/1/24 (b)	505	498
Series 2016, 0% 8/15/25	1,610	1,505
El Paso Independent School District Series 2020:
5% 8/15/23	500	501
5% 8/15/24	650	664
Fort Bend Independent School District Bonds:
Series 2020 B, 0.875%, tender 8/1/25 (b)	9,565	8,984
Series 2021 B, 0.72%, tender 8/1/26 (b)	3,035	2,692
Fort Worth Gen. Oblig. Series 2020, 5% 3/1/26	3,800	3,984
Fort Worth Independent School District Series 2019 B, 5% 2/15/25	1,805	1,859
Goose Creek Consolidated Independent School District Bonds Series 2021 B, 0.6%, tender 8/17/26 (b)	3,500	3,225
Hallsville Independent School District Series 2020, 5% 2/15/30	1,000	1,116
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. Series 2016, 5% 11/15/25	1,500	1,556
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
Bonds:
Series 2019 B, 5%, tender 12/1/26 (b)	6,545	6,871
Series 2020 A, 0.9%, tender 5/15/25 (b)	4,845	4,556
Series 2020 C, 5%, tender 12/1/26 (b)	7,000	7,349
Series 2014 A, 5% 12/1/26	1,085	1,112
Hays Consolidated Independent School District Series 2022:
5% 2/15/27	650	698
5% 2/15/28	650	712
5% 2/15/29	1,000	1,119
Houston Arpt. Sys. Rev.:
Series 2018 A:
5% 7/1/23 (c)	750	750
5% 7/1/25 (c)	1,550	1,586
Series 2018 C:
5% 7/1/26 (c)	500	518
5% 7/1/27 (c)	905	953
Series 2020 B, 5% 7/1/26	2,250	2,376
Houston Gen. Oblig. Series 2017 A, 5% 3/1/27	1,545	1,657
Hutto Independent School District Bonds Series 2015, 2%, tender 8/1/25 (b)	1,250	1,212
Kilgore Independent School District Series 2020, 5% 2/15/26	1,075	1,128
Love Field Arpt. Modernization Rev.:
Series 2015:
5% 11/1/26 (c)	1,075	1,100
5% 11/1/30 (c)	1,960	2,014
Series 2021:
5% 11/1/23 (c)	895	898
5% 11/1/24 (c)	2,615	2,651
5% 11/1/25 (c)	3,920	4,017
5% 11/1/26 (c)	2,845	2,956
5% 11/1/27 (c)	2,885	3,030
5% 11/1/28 (c)	11,150	11,871
5% 11/1/29 (c)	11,705	12,619
Lower Colorado River Auth. Rev.:
(LCRA Transmission Svcs. Corp. Proj.):
Series 2021, 5% 5/15/25	1,315	1,357
Series 2023, 5% 5/15/26	6,625	6,984
Series 2022:
5% 5/15/25 (Assured Guaranty Muni. Corp. Insured)	1,670	1,724
5% 5/15/26 (Assured Guaranty Muni. Corp. Insured)	1,805	1,903
5% 5/15/27 (Assured Guaranty Muni. Corp. Insured)	1,385	1,492
Lubbock Elec. Lt. & Pwr. Sys. Rev. Series 2021, 5% 4/15/27	1,450	1,545
McKinney Independent School District Series 2021:
5% 2/15/26	1,245	1,308
5% 2/15/27	1,300	1,393
Midlothian Independent School District Bonds Series 2013 C, 2%, tender 8/1/24 (b)	1,645	1,612
Midway Independent School District Series 2021, 4% 8/1/27	1,425	1,482
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2018, 0.000% x SIFMA Municipal Swap Index 4.385%, tender 7/6/23 (b)(c)(f)	8,320	8,155
New Caney Independent School District Bonds Series 2018, 1.25%, tender 8/15/24 (b)	7,200	7,000
Newark Higher Ed. Fin. Corp. (Abilene Christian Univ. Proj.) Series 2016 A, 5% 4/1/26	2,425	2,515
North East Texas Independent School District Bonds Series 2019, 2.2%, tender 8/1/24 (b)	2,345	2,309
North Texas Tollway Auth. Rev.:
Series 2019 B, 5% 1/1/25	1,435	1,472
Series 2021 B, 5% 1/1/29	1,970	2,169
Northside Independent School District Bonds:
Series 2019, 1.6%, tender 8/1/24 (b)	7,720	7,512
Series 2020, 0.7%, tender 6/1/25 (b)	11,510	10,869
Pasadena Independent School District Bonds Series 2015 B, 1.5%, tender 8/15/24 (b)	6,615	6,442
Pharr San Juan Alamo Independent School District Series 2016, 5% 2/1/26	1,130	1,162
Plano Independent School District Series 2023, 5% 2/15/25	5,185	5,345
Plano Wtrwks. & Swr. Sys. Rev. Series 2021, 4% 5/1/28	1,110	1,171
Prosper Independent School District Series 2021 A, 5% 2/15/26	1,015	1,066
San Antonio Arpt. Sys. Rev. Series 2019 A:
5% 7/1/23 (c)	555	555
5% 7/1/23 (c)	505	505
5% 7/1/24 (c)	1,750	1,766
5% 7/1/24 (c)	1,000	1,009
5% 7/1/25 (c)	1,250	1,279
5% 7/1/25 (c)	1,350	1,381
5% 7/1/26 (c)	1,500	1,558
5% 7/1/26 (c)	1,460	1,514
San Antonio Elec. & Gas Sys. Rev. Bonds:
Series 2015 D, 1.125%, tender 12/1/26 (b)	10,810	9,551
Series 2022, 2%, tender 12/1/27 (b)	3,145	2,878
Tarrant County College Series 2022, 5% 8/15/27	3,000	3,252
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Scott & White Healthcare Proj.) Series 2013 A, 5% 8/15/23 (Escrowed to Maturity)	980	982
Bonds (Baylor Scott & White Health Proj.) Series 2022 E, 5%, tender 5/15/26 (b)	4,490	4,665
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
Series 2016 A, 5% 2/15/26	1,465	1,530
Series 2017 A, 5% 2/15/24	1,955	1,975
Tarrant Reg'l. Wtr. District (City of Dallas Proj.) Series 2021 A, 4% 9/1/25	2,815	2,872
Texas Gen. Oblig. Series 2020 B:
3% 8/1/25 (c)	4,610	4,552
3% 8/1/26 (c)	4,845	4,776
4% 8/1/27 (c)	5,085	5,240
Texas Trans. Commission Hwy. Impt. Gen. Oblig. Bonds Series 2014 B, 0.65%, tender 4/1/26 (b)	16,470	14,930
Texas Wtr. Dev. Board Rev. Series 2016:
4% 10/15/30	4,600	4,720
5% 4/15/29	7,500	7,978
Wichita Falls Independent School District Series 2021:
4% 2/1/25	600	608
4% 2/1/26	850	869
4% 2/1/27	1,100	1,137
4% 2/1/28	900	940
TOTAL TEXAS		320,893
Utah - 0.7%
Salt Lake City Arpt. Rev.:
Series 2017 A, 5% 7/1/27 (c)	510	537
Series 2018 A, 5% 7/1/26 (c)	2,550	2,644
Series 2021 B:
5% 7/1/24	250	254
5% 7/1/25	530	547
5% 7/1/26	1,150	1,209
5% 7/1/27	750	804
Utah County Hosp. Rev. Bonds Series 2020 B2, 5%, tender 8/1/26 (b)	13,205	13,887
TOTAL UTAH		19,882
Vermont - 0.2%
Vermont Hsg. Fin. Agcy. Series 2021 B, 3% 11/1/51	1,877	1,786
Vermont Student Assistant Corp. Ed. Ln. Rev.:
Series 2017 A:
5% 6/15/26 (c)	1,045	1,081
5% 6/15/27 (c)	560	588
Series 2021 A:
5% 6/15/27 (c)	350	367
5% 6/15/28 (c)	425	446
5% 6/15/29 (c)	400	424
TOTAL VERMONT		4,692
Virginia - 0.7%
Arlington County IDA Hosp. Facilities Series 2020, 5% 7/1/25	500	513
Fredericksburg Econ. Dev. Auth. Rev. Series 2014, 5% 6/15/24	2,290	2,320
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2008 B, 0.75%, tender 9/2/25 (b)	6,750	6,187
Norfolk Arpt. Auth. Series 2021 A:
5% 7/1/27	750	804
5% 7/1/28	1,000	1,093
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev. Series 2016:
5% 6/15/24	1,185	1,200
5% 6/15/25	980	1,007
5% 6/15/26	1,680	1,751
Virginia Pub. School Auth. Series 2014 B, 5% 8/1/24	1,000	1,020
Wise County Indl. Dev. Auth. Waste & Sewage Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.):
Series 2009 A, 0.75%, tender 9/2/25 (b)	3,000	2,750
Series 2010 A, 1.2%, tender 5/31/24 (b)	1,725	1,673
TOTAL VIRGINIA		20,318
Washington - 2.6%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series A, 0% 6/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500	423
King County Hsg. Auth. Rev.:
Series 2019:
4% 11/1/24	1,075	1,084
4% 11/1/25	1,260	1,277
4% 11/1/30	1,575	1,620
Series 2021:
2% 12/1/23	775	769
3% 6/1/25	830	822
4% 12/1/28	375	384
4% 12/1/30	575	592
4% 12/1/31	450	459
King County Swr. Rev. Bonds Series 2020 B, 0.875%, tender 1/1/26 (b)	21,845	20,365
Port of Seattle Rev.:
Series 2013, 5% 7/1/24 (c)	775	775
Series 2015 B, 5% 3/1/25	450	459
Series 2019:
5% 4/1/24 (c)	3,035	3,062
5% 4/1/25 (c)	2,700	2,760
Series 2021 C:
5% 8/1/24 (c)	5,290	5,362
5% 8/1/25 (c)	2,660	2,728
5% 8/1/26 (c)	3,655	3,800
5% 8/1/27 (c)	2,260	2,384
5% 8/1/28 (c)	6,320	6,752
Seattle Hsg. Auth. Rev. (Northgate Plaza Proj.) Series 2021, 1% 6/1/26	1,545	1,413
Tacoma Elec. Sys. Rev. Series 2017:
5% 1/1/25	660	679
5% 1/1/26	390	408
Washington Gen. Oblig. Series 2018 C, 5% 8/1/25	2,015	2,096
Washington Health Care Facilities Auth. Rev.:
(Virginia Mason Med. Ctr. Proj.) Series 2017:
5% 8/15/25	1,450	1,477
5% 8/15/26	2,560	2,640
5% 8/15/27	2,425	2,534
Bonds Series 2019 B, 5%, tender 8/1/24 (b)	4,575	4,605
Washington Hsg. Fin. Commission Series 2021 2N:
5% 12/1/25	915	950
5% 6/1/27	500	533
TOTAL WASHINGTON		73,212
West Virginia - 0.2%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds (Appalachian Pwr. Co. Amos Proj.) Series 2011 A, 1%, tender 9/1/25 (b)(c)	5,650	5,243
West Virginia Gen. Oblig. Series 2018 A, 5% 6/1/26	1,075	1,137
TOTAL WEST VIRGINIA		6,380
Wisconsin - 1.4%
Blue Ridge Healthcare Pub. Fin. Auth. Series 2020 A, 5% 1/1/27	1,085	1,134
Milwaukee County Arpt. Rev. Series 2013 A, 5.25% 12/1/23 (c)	1,505	1,512
Milwaukee Gen. Oblig. Series 2018 N4, 5% 4/1/25	7,860	8,009
Roseman Univ. of Health Series 2018 A, 5% 12/1/27	925	940
Wisconsin Gen. Oblig. Series 2014 4, 5% 5/1/25	575	590
Wisconsin Health & Edl. Facilities Bonds:
Series 2018 B, 5%, tender 1/31/24 (b)	8,810	8,884
Series 2018 C1, 5%, tender 7/29/26 (b)	1,210	1,267
Series 2020 C, 5%, tender 2/15/27 (b)	5,000	5,141
Wisconsin Health & Edl. Facilities Auth. Rev.:
Bonds Series 2018 C3, 5%, tender 6/24/26 (b)	2,675	2,798
Series 2018 B2, 5%, tender 6/24/26 (b)	3,670	3,838
Wisconsin Hsg. & Econ. Dev. Auth.:
Series 2021 A, 3% 3/1/52	1,410	1,355
Series 2021 C, 3% 9/1/52	2,135	2,049
Wisconsin Hsg. & Econ. Dev. Auth. Hsg. Rev. Bonds Series 2021 C:
0.61%, tender 5/1/24 (b)	400	386
0.81%, tender 5/1/25 (b)	1,335	1,266
TOTAL WISCONSIN		39,169
Wyoming - 0.0%
Laramie County Hosp. Rev. (Cheyenne Reg'l. Med. Ctr. Proj.) Series 2021, 4% 5/1/27	370	381
TOTAL MUNICIPAL BONDS (Cost $2,883,747)		2,767,791

Municipal Notes - 0.2%
	Principal Amount (a) (000s)	Value ($) (000s)
California - 0.2%
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. Participating VRDN Series MIZ 91 22, 4.45% 7/3/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(c)(g)(h) (Cost $3,950)	3,950	3,950

Money Market Funds - 0.3%
	Shares	Value ($) (000s)
Fidelity Municipal Cash Central Fund 4.23% (i)(j) (Cost $9,372)	9,370,126	9,372

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $2,897,069)	2,781,113
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(2,393)
NET ASSETS - 100.0%	2,778,720

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $26,756,000 or 1.0% of net assets.

(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(g)	Provides evidence of ownership in one or more underlying municipal bonds.
(h)	Coupon rates are determined by re-marketing agents based on current market conditions.
(i)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund 4.23%	3,873	248,239	242,740	254	-	-	9,372	0.3%
Total	3,873	248,239	242,740	254	-	-	9,372

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities	2,771,741	-	2,771,741	-

Money Market Funds	9,372	9,372	-	-
Total Investments in Securities:	2,781,113	9,372	2,771,741	-
Financial Statements   (Unaudited)
Statement of Assets and Liabilities
Amounts in thousands (except per-share amounts)		June 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $2,887,697)	$2,771,741
Fidelity Central Funds (cost $9,372)	9,372

Total Investment in Securities (cost $2,897,069)		$2,781,113
Cash		100
Receivable for fund shares sold		1,807
Interest receivable		30,300
Distributions receivable from Fidelity Central Funds		28
Receivable from investment adviser for expense reductions		29
Total assets		2,813,377
Liabilities
Payable for investments purchased
Regular delivery	$2,445
Delayed delivery	27,966
Payable for fund shares redeemed	2,397
Distributions payable	1,096
Accrued management fee	465
Distribution and service plan fees payable	35
Other affiliated payables	238
Other payables and accrued expenses	15
Total Liabilities		34,657
Net Assets		$2,778,720
Net Assets consist of:
Paid in capital		$2,909,209
Total accumulated earnings (loss)		(130,489)
Net Assets		$2,778,720

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($135,515 ÷ 13,288 shares) (a)		$10.20
Maximum offering price per share (100/97.25 of $10.20)		$10.49
Class M :
Net Asset Value and redemption price per share ($8,580 ÷ 843 shares) (a)		$10.18
Maximum offering price per share (100/97.25 of $10.18)		$10.47
Class C :
Net Asset Value and offering price per share ($5,989 ÷ 588 shares) (a)(b)		$10.18
Limited Term Municipal Income :
Net Asset Value , offering price and redemption price per share ($1,936,611 ÷ 190,235 shares)		$10.18
Class I :
Net Asset Value , offering price and redemption price per share ($316,970 ÷ 31,120 shares)		$10.19
Class Z :
Net Asset Value , offering price and redemption price per share ($375,055 ÷ 36,827 shares)		$10.18
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b)Corresponding Net Asset Value does not calculate due to rounding of fractional net assets and/or shares

Statement of Operations
Amounts in thousands		Six months ended June 30, 2023 (Unaudited)
Investment Income
Interest		$27,554
Income from Fidelity Central Funds		254
Total Income		27,808
Expenses
Management fee	$3,941
Transfer agent fees	1,452
Distribution and service plan fees	226
Accounting fees and expenses	126
Custodian fees and expenses	9
Independent trustees' fees and expenses	3
Registration fees	99
Audit	15
Miscellaneous	4
Total expenses before reductions	5,875
Expense reductions	(1,030)
Total expenses after reductions		4,845
Net Investment income (loss)		22,963
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(2,108)
Total net realized gain (loss)		(2,108)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	11,764
Total change in net unrealized appreciation (depreciation)		11,764
Net gain (loss)		9,656
Net increase (decrease) in net assets resulting from operations		$32,619

Statement of Changes in Net Assets

Amount in thousands	Six months ended June 30, 2023 (Unaudited)	Year ended December 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$22,963	$41,485
Net realized gain (loss)	(2,108)	(12,224)
Change in net unrealized appreciation (depreciation)	11,764	(192,394)
Net increase (decrease) in net assets resulting from operations	32,619	(163,133)
Distributions to shareholders	(22,870)	(41,781)

Share transactions - net increase (decrease)	(111,806)	(583,612)
Total increase (decrease) in net assets	(102,057)	(788,526)

Net Assets
Beginning of period	2,880,777	3,669,303
End of period	$2,778,720	$2,880,777

Fidelity Advisor® Limited Term Municipal Income Fund Class A

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$10.16	$10.79	$10.89	$10.72	$10.49	$10.53
Income from Investment Operations
Net investment income (loss) A,B	.069	.109	.102	.141	.150	.135
Net realized and unrealized gain (loss)	.039	(.629)	(.094)	.183	.250	(.038)
Total from investment operations	.108	(.520)	.008	.324	.400	.097
Distributions from net investment income	(.068)	(.110)	(.103)	(.142)	(.150)	(.135)
Distributions from net realized gain	-	-	(.005)	(.012)	(.020)	(.002)
Total distributions	(.068)	(.110)	(.108)	(.154)	(.170)	(.137)
Net asset value, end of period	$10.20	$10.16	$10.79	$10.89	$10.72	$10.49
Total Return C,D,E	1.07%	(4.82)%	.07%	3.04%	3.83%	.93%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.72% H	.80%	.80%	.80%	.80%	.81%
Expenses net of fee waivers, if any	.60% H	.66%	.66%	.66%	.78%	.81%
Expenses net of all reductions	.60% H	.66%	.66%	.66%	.78%	.81%
Net investment income (loss)	1.35% H	1.06%	.94%	1.31%	1.41%	1.28%
Supplemental Data
Net assets, end of period (in millions)	$136	$156	$223	$202	$180	$155
Portfolio turnover rate I	20% H	20%	20%	19%	43%	27% J

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Total returns do not include the effect of the sales charges.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Limited Term Municipal Income Fund Class M

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$10.14	$10.77	$10.87	$10.70	$10.47	$10.51
Income from Investment Operations
Net investment income (loss) A,B	.069	.110	.104	.142	.154	.139
Net realized and unrealized gain (loss)	.039	(.629)	(.095)	.182	.250	(.038)
Total from investment operations	.108	(.519)	.009	.324	.404	.101
Distributions from net investment income	(.068)	(.111)	(.104)	(.142)	(.154)	(.139)
Distributions from net realized gain	-	-	(.005)	(.012)	(.020)	(.002)
Total distributions	(.068)	(.111)	(.109)	(.154)	(.174)	(.141)
Net asset value, end of period	$10.18	$10.14	$10.77	$10.87	$10.70	$10.47
Total Return C,D,E	1.07%	(4.82)%	.08%	3.06%	3.88%	.98%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.68% H	.72%	.72%	.74%	.75%	.76%
Expenses net of fee waivers, if any	.60% H	.65%	.65%	.65%	.74%	.76%
Expenses net of all reductions	.60% H	.65%	.65%	.65%	.74%	.76%
Net investment income (loss)	1.36% H	1.07%	.95%	1.32%	1.45%	1.33%
Supplemental Data
Net assets, end of period (in millions)	$9	$9	$8	$10	$12	$15
Portfolio turnover rate I	20% H	20%	20%	19%	43%	27% J

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Total returns do not include the effect of the sales charges.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Limited Term Municipal Income Fund Class C

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$10.14	$10.77	$10.87	$10.70	$10.47	$10.51
Income from Investment Operations
Net investment income (loss) A,B	.032	.035	.024	.064	.072	.057
Net realized and unrealized gain (loss)	.039	(.629)	(.094)	.182	.250	(.038)
Total from investment operations	.071	(.594)	(.070)	.246	.322	.019
Distributions from net investment income	(.031)	(.036)	(.025)	(.064)	(.072)	(.057)
Distributions from net realized gain	-	-	(.005)	(.012)	(.020)	(.002)
Total distributions	(.031)	(.036)	(.030)	(.076)	(.092)	(.059)
Net asset value, end of period	$10.18	$10.14	$10.77	$10.87	$10.70	$10.47
Total Return C,D,E	.70%	(5.51)%	(.65)%	2.31%	3.08%	.19%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.39% H	1.50%	1.51%	1.52%	1.54%	1.55%
Expenses net of fee waivers, if any	1.33% H	1.38%	1.38%	1.38%	1.52%	1.55%
Expenses net of all reductions	1.33% H	1.38%	1.38%	1.38%	1.52%	1.54%
Net investment income (loss)	.62% H	.34%	.22%	.59%	.67%	.55%
Supplemental Data
Net assets, end of period (in millions)	$6	$8	$10	$15	$20	$32
Portfolio turnover rate I	20% H	20%	20%	19%	43%	27% J

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Total returns do not include the effect of the contingent deferred sales charge.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity® Limited Term Municipal Income Fund

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$10.15	$10.77	$10.87	$10.70	$10.47	$10.51
Income from Investment Operations
Net investment income (loss) A,B	.082	.139	.134	.172	.185	.170
Net realized and unrealized gain (loss)	.030	(.619)	(.095)	.182	.250	(.038)
Total from investment operations	.112	(.480)	.039	.354	.435	.132
Distributions from net investment income	(.082)	(.140)	(.134)	(.172)	(.185)	(.170)
Distributions from net realized gain	-	-	(.005)	(.012)	(.020)	(.002)
Total distributions	(.082)	(.140)	(.139)	(.184)	(.205)	(.172)
Net asset value, end of period	$10.18	$10.15	$10.77	$10.87	$10.70	$10.47
Total Return C,D	1.10%	(4.46)%	.36%	3.34%	4.18%	1.28%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.39% G	.47%	.46%	.46%	.46%	.46%
Expenses net of fee waivers, if any	.33% G	.37%	.37%	.37%	.45%	.46%
Expenses net of all reductions	.33% G	.37%	.37%	.37%	.45%	.46%
Net investment income (loss)	1.63% G	1.35%	1.23%	1.60%	1.74%	1.63%
Supplemental Data
Net assets, end of period (in millions)	$1,937	$2,006	$2,565	$2,420	$2,245	$2,393
Portfolio turnover rate H	20% G	20%	20%	19%	43%	27% I

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Annualized.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

I Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Limited Term Municipal Income Fund Class I

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$10.15	$10.78	$10.88	$10.71	$10.48	$10.51
Income from Investment Operations
Net investment income (loss) A,B	.082	.139	.133	.172	.178	.162
Net realized and unrealized gain (loss)	.040	(.629)	(.094)	.183	.250	(.028)
Total from investment operations	.122	(.490)	.039	.355	.428	.134
Distributions from net investment income	(.082)	(.140)	(.134)	(.173)	(.178)	(.162)
Distributions from net realized gain	-	-	(.005)	(.012)	(.020)	(.002)
Total distributions	(.082)	(.140)	(.139)	(.185)	(.198)	(.164)
Net asset value, end of period	$10.19	$10.15	$10.78	$10.88	$10.71	$10.48
Total Return C,D	1.20%	(4.55)%	.36%	3.34%	4.11%	1.29%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.46% G	.55%	.54%	.55%	.54%	.54%
Expenses net of fee waivers, if any	.33% G	.37%	.37%	.37%	.51%	.54%
Expenses net of all reductions	.33% G	.37%	.37%	.37%	.51%	.54%
Net investment income (loss)	1.62% G	1.35%	1.23%	1.60%	1.68%	1.55%
Supplemental Data
Net assets, end of period (in millions)	$317	$343	$420	$335	$276	$269
Portfolio turnover rate H	20% G	20%	20%	19%	43%	27% I

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Annualized.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

I Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Limited Term Municipal Income Fund Class Z

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018 A
Selected Per-Share Data
Net asset value, beginning of period	$10.15	$10.77	$10.87	$10.71	$10.48	$10.41
Income from Investment Operations
Net investment income (loss) B,C	.085	.145	.140	.178	.189	.048
Net realized and unrealized gain (loss)	.030	(.619)	(.094)	.173	.250	.067
Total from investment operations	.115	(.474)	.046	.351	.439	.115
Distributions from net investment income	(.085)	(.146)	(.141)	(.179)	(.189)	(.045)
Distributions from net realized gain	-	-	(.005)	(.012)	(.020)	-
Total distributions	(.085)	(.146)	(.146)	(.191)	(.209)	(.045)
Net asset value, end of period	$10.18	$10.15	$10.77	$10.87	$10.71	$10.48
Total Return D,E	1.13%	(4.40)%	.42%	3.31%	4.22%	1.11%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.35% H	.43%	.42%	.43%	.43%	.43% H
Expenses net of fee waivers, if any	.28% H	.31%	.31%	.31%	.40%	.43% H
Expenses net of all reductions	.28% H	.31%	.31%	.31%	.40%	.43% H
Net investment income (loss)	1.68% H	1.41%	1.29%	1.66%	1.79%	1.78% H
Supplemental Data
Net assets, end of period (in millions)	$375	$358	$444	$336	$214	$28
Portfolio turnover rate I	20% H	20%	20%	19%	43%	27% J

A For the period October 2, 2018 (commencement of sale of shares) through December 31, 2018.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J Portfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements   (Unaudited)
For the period ended June 30, 2023
( Amounts in thousands except percentages)

1. Organization.
Fidelity Limited Term Municipal Income Fund (the Fund) is a fund of Fidelity Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Limited Term Municipal Income, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2023 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost.   Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   market discount,   capital loss carryforwards and losses deferred due to wash sales.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,385
Gross unrealized depreciation	(117,179)
Net unrealized appreciation (depreciation)	$(115,794)
Tax cost	$2,896,907

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(6,323)
Long-term	(5,879)
Total capital loss carryforward	$(12,202)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Limited Term Municipal Income Fund	274,607	325,247
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. Effective April 1, 2023. The Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees, transfer agent fees, and certain other expenses such as proxy and shareholder meeting expenses.

Prior to April 1, 2023, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased.

For the reporting period, the total annualized management fee rate was .28% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	- %	.25%	$181	$13
Class M	- %	.25%	11	- A
Class C	.75%	.25%	34	4
			$226	$17
A   Amount represents less than five hundred dollars.

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% or .50% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 38
Class M	1
Class C A	- B
$39

A   When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.
B   Amount represents less than five hundred dollars.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets A
Class A	$ 127.18
Class M	6.13
Class C	3.09
Limited Term Municipal Income	935.09
Class I	287.17
Class Z	94.05
	$1,452

A   Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Limited Term Municipal Income Fund	.01

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Limited Term Municipal Income Fund	-	6,153	(5)

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Limited Term Municipal Income Fund	$3
7. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through April 30, 2024. Some expenses, for example   the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	.66%/.55% A	$ 85
Class M	.65%/.55% A	3
Class C	1.38%/1.30% A	2
Limited Term Municipal Income	.37%/.30% A	565
Class I	.37%/.30% A	220
Class Z	.31%/none A	119
		$994

A    Expense limitation effective April 1, 2023.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $1.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $35.
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2023	Year ended December 31, 2022
Fidelity Limited Term Municipal Income Fund
Distributions to shareholders
Class A	$ 962	$1,933
Class M	58	82
Class C	21	32
Limited Term Municipal Income	15,992	28,885
Class I	2,735	4,897
Class Z	3,102	5,952
Total	$22,870	$41,781
9. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2023	Year ended December 31, 2022	Six months ended June 30, 2023	Year ended December 31, 2022
Fidelity Limited Term Municipal Income Fund
Class A
Shares sold	1,138	6,044	$11,642	$61,982
Reinvestment of distributions	90	180	923	1,849
Shares redeemed	(3,319)	(11,521)	(33,963)	(118,312)
Net increase (decrease)	(2,091)	(5,297)	$(21,398)	$(54,481)
Class M
Shares sold	86	300	$876	$3,052
Reinvestment of distributions	5	7	54	76
Shares redeemed	(120)	(148)	(1,228)	(1,516)
Net increase (decrease)	(29)	159	$(298)	$1,612
Class C
Shares sold	24	403	$253	$4,152
Reinvestment of distributions	2	3	19	28
Shares redeemed	(220)	(515)	(2,243)	(5,255)
Net increase (decrease)	(194)	(109)	$(1,971)	$(1,075)
Limited Term Municipal Income
Shares sold	23,208	112,135	$236,828	$1,145,791
Reinvestment of distributions	1,085	2,045	11,065	20,907
Shares redeemed	(31,816)	(154,578)	(324,380)	(1,584,880)
Net increase (decrease)	(7,523)	(40,398)	$(76,487)	$(418,182)
Class I
Shares sold	6,129	31,496	$62,660	$322,175
Reinvestment of distributions	246	441	2,506	4,514
Shares redeemed	(9,071)	(37,086)	(92,625)	(379,632)
Net increase (decrease)	(2,696)	(5,149)	$(27,459)	$(52,943)
Class Z
Shares sold	8,186	40,549	$83,724	$414,776
Reinvestment of distributions	184	402	1,879	4,114
Shares redeemed	(6,832)	(46,884)	(69,796)	(477,433)
Net increase (decrease)	1,538	(5,933)	$15,807	$(58,543)
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2023 to June 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During Period- C January 1, 2023 to June 30, 2023
Fidelity® Limited Term Municipal Income Fund
Class A **	.60%
Actual		$ 1,000	$ 1,010.70	$ 2.99
Hypothetical- B		$ 1,000	$ 1,021.82	$ 3.01
Class M **	.60%
Actual		$ 1,000	$ 1,010.70	$ 2.99
Hypothetical- B		$ 1,000	$ 1,021.82	$ 3.01
Class C	1.33%
Actual		$ 1,000	$ 1,007.00	$ 6.62
Hypothetical- B		$ 1,000	$ 1,018.20	$ 6.66
Fidelity® Limited Term Municipal Income Fund **	.33%
Actual		$ 1,000	$ 1,011.00	$ 1.65
Hypothetical- B		$ 1,000	$ 1,023.16	$ 1.66
Class I **	.33%
Actual		$ 1,000	$ 1,012.00	$ 1.65
Hypothetical- B		$ 1,000	$ 1,023.16	$ 1.66
Class Z	.28%
Actual		$ 1,000	$ 1,011.30	$ 1.40
Hypothetical- B		$ 1,000	$ 1,023.41	$ 1.40

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

** If fees and changes to the expense contract and/or expense cap, effective April 1, 2023, had been in effect during the entire current period, the restated annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as shown in table below:
	Annualized Expense Ratio- A	Expenses Paid
Fidelity® Limited Term Municipal Income Fund
Class A	.55%
Actual		$ 2.74
Hypothetical - B		$ 2.76
Class M	.55%
Actual		$ 2.74
Hypothetical - B		$ 2.76
Fidelity® Limited Term Municipal Income Fund	.29%
Actual		$ 1.45
Hypothetical - B		$ 1.45
Class I	.30%
Actual		$ 1.50
Hypothetical - B		$ 1.51

A Annualized expense ratio reflects expenses net of applicable fee waivers.
B 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Limited Term Municipal Income Fund

At its March 2023 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) for the fund (the Amended Contract) that will charge a flat management fee covering fund-level expenses of 20 basis points. As a result, the Amended Contract will decrease the management fee paid by the fund by approximately 15 basis points, effective April 1, 2023. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided. The Board previously received and considered materials relating to the nature, extent and quality of services provided by FMR to the fund, including the resources dedicated to investment management and support services, shareholder and administrative services, the benefits to shareholders of investment in a large fund family and the investment performance of the fund in connection with the annual renewal of the fund's current management contract   (Current Management Contract). At its September 2022 meeting, the Board concluded that the nature, extent and quality of the services to be provided to the fund under the   Current Management Contract should continue to benefit the fund's shareholders. In connection with its approval of the Amended Contract at its March 2023 meeting, the Board noted that such approval would not change the fund's portfolio managers, the investment processes, the level or nature of services provided, the resources and personnel allocated or trading and compliance operations. The Board concluded that the nature, extent, and quality of services to be provided to the fund under the Amended Contract will continue to benefit the fund's shareholders.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered that it received and reviewed information regarding the fund's management fee rate and total expense ratio compared to "mapped groups" of competitive funds and classes at the current management fee and expense levels in connection with the annual renewal of the Current Management Contract. Based on its review, the Board concluded at its September 2022 meeting that the fund's current management fee and the total expense ratio of each class of the fund are fair and reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
In reviewing the Amended Contract, the Board considered the fund's proposed management fee rate out of which FMR will pay all "fund-level" expenses, with certain limited exceptions, and the projected total expense ratio of each class of the fund. The Board considered that the Amended Contract will decrease the management fee paid by the fund by approximately 15 basis points, based on the average group assets for December 2022. The Board noted that the fund's proposed management fee rate is lower than the median fee rate of funds with similar Lipper investment objective categories and comparable investment mandates, regardless of whether their management fee structures are comparable. The Board also considered that the projected total net expense ratio of each class of the fund is below the median of those funds and classes used by the Board for management fee comparisons that have a similar sales load structure.
The Board also noted that, in conjunction with the approval of the lower management fee rate under the Amended Contract, FMR has contractually agreed to reimburse Class A, Class C, Class M, Class I, and the retail class of the fund to the extent that total operating expenses (with certain exceptions), as a percentage of their respective average net assets exceed a certain limit through April 30, 2024
Based on its review, the Board concluded that the management fee and the projected total expense ratio of each class of the fund continue to be fair and reasonable in light of the services that the fund receives and the other factors considered.
Costs of the Services and Profitability. The Board considered that it previously reviewed information regarding the revenues earned, the expenses incurred by Fidelity in providing services to the fund and the level of Fidelity's profitability. At its September 2022 meeting, the Board concluded that it was satisfied that the profitability of Fidelity in connection with the operation of the fund was not excessive. Because the Board was approving an arrangement under which the management fees were being reduced, the Board did not consider Fidelity's costs of services, revenues, or profitability to be significant factors in its decision to approve the Amended Contract.
Economies of Scale. The Board considered that it previously received and reviewed information regarding whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale and that it concluded, at its September 2022 meeting, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity. In connection with the approval of the fund's Amended Contract, the Board did not consider economies of scale because the proposed fee arrangement lowers the fund's management fee and FMR will continue to contractually limit expenses. The Board will continue to review economies of scale in connection with its consideration of future renewals of the Amended Contract.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structure is fair and reasonable, and that the fund's Amended Contract should be approved.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.701069.125
STM-SANN-0823
Fidelity® Ohio Municipal Income Fund

Semi-Annual Report
June 30, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary June 30, 2023 (Unaudited)
Revenue Sources (% of Fund's net assets)
Health Care	32.3
Education	16.4
General Obligations	12.0
Special Tax	9.7
Other	8.5
Transportation	5.3
Others* (Individually Less Than 5%)	15.8
100.0

*Includes net other assets

Quality Diversification (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Schedule of Investments June 30, 2023 (Unaudited)

Showing Percentage of Net Assets
Municipal Bonds - 92.7%
	Principal Amount (a)	Value ($)
Guam - 0.2%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C:
6.25% 10/1/34 (b)	545,000	548,311
6.25% 10/1/34 (Pre-Refunded to 10/1/23 @ 100) (b)	355,000	357,157
6.375% 10/1/43 (b)	355,000	357,261
TOTAL GUAM		1,262,729
Ohio - 91.0%
Akron Bath Copley Hosp. District Rev.:
(Summa Health Sys.) Series 2016, 5% 11/15/25	1,000,000	1,022,305
Series 2016:
5% 11/15/26	535,000	552,280
5.25% 11/15/32	1,000,000	1,046,735
5.25% 11/15/34	1,500,000	1,559,271
5.25% 11/15/41	10,545,000	10,721,388
5.25% 11/15/46	2,650,000	2,684,065
Akron Income Tax Rev. Series 2022:
4% 12/1/24	1,075,000	1,086,583
4% 12/1/25	1,400,000	1,426,383
4% 12/1/26	1,120,000	1,152,174
4% 12/1/27	1,180,000	1,227,831
4% 12/1/28	1,380,000	1,448,359
4% 12/1/29	1,500,000	1,582,189
4% 12/1/30	1,210,000	1,268,983
4% 12/1/31	1,105,000	1,153,670
4% 12/1/32	1,285,000	1,334,917
4% 12/1/33	1,300,000	1,349,508
Allen County Hosp. Facilities Rev.:
(Mercy Health) Series 2017 A:
4% 8/1/36	5,000,000	5,044,045
5% 8/1/42	4,175,000	4,365,972
Series 2020 A:
4% 12/1/40	11,880,000	11,620,964
5% 12/1/35	750,000	823,152
Bowling Green Univ. Gen. Receipts Series 2016 A, 5% 6/1/42	1,000,000	1,026,086
Buckeye Tobacco Settlement Fing. Auth.:
Series 2020 A2:
3% 6/1/48	1,500,000	1,155,614
4% 6/1/37	2,000,000	1,998,576
4% 6/1/38	1,000,000	990,267
4% 6/1/39	1,000,000	982,703
4% 6/1/48	5,750,000	5,321,819
5% 6/1/27	1,000,000	1,049,435
5% 6/1/35	2,000,000	2,150,922
5% 6/1/36	2,000,000	2,134,595
Series 2020 B2, 5% 6/1/55	1,400,000	1,311,116
Butler County Hosp. Facilities Rev. Series 2016 X, 5% 5/15/32	3,950,000	4,521,834
Chillicothe Hosp. Facilities Rev. (Adena Health Sys. Oblig. Group Proj.) Series 2017, 5% 12/1/47	8,535,000	8,613,823
Cleveland Arpt. Sys. Rev.:
Series 2018 A:
5% 1/1/43 (Assured Guaranty Muni. Corp. Insured) (b)	1,750,000	1,806,829
5% 1/1/48 (Assured Guaranty Muni. Corp. Insured) (b)	3,000,000	3,077,510
Series 2019 B:
5% 1/1/24 (b)	1,200,000	1,206,134
5% 1/1/25 (b)	1,125,000	1,143,823
5% 1/1/26 (b)	710,000	730,714
5% 1/1/27 (b)	700,000	731,007
Cleveland Gen. Oblig. Series 2012, 5% 12/1/25	25,000	25,030
Cleveland Income Tax Rev. Series 2018 A:
5% 10/1/29	600,000	657,950
5% 10/1/30	420,000	459,837
5% 10/1/31	650,000	711,624
5% 10/1/33	600,000	652,962
5% 10/1/36	700,000	753,080
5% 10/1/39	2,040,000	2,173,712
5% 10/1/43	5,000,000	5,286,511
Cleveland Ohio Wtr. Poll. Ctl. Rev. Series 2016, 5% 11/15/36	450,000	460,649
Cleveland Pub. Library Facilities Series 2019 A:
4% 12/1/33	425,000	447,241
4% 12/1/34	370,000	387,653
4% 12/1/35	620,000	647,525
4% 12/1/36	1,400,000	1,428,197
4% 12/1/37	1,115,000	1,130,615
4% 12/1/38	650,000	656,285
Cleveland Pub. Pwr. Sys. Rev.:
Series 2018:
5% 11/15/24 (Assured Guaranty Muni. Corp. Insured)	475,000	485,957
5% 11/15/25 (Assured Guaranty Muni. Corp. Insured)	200,000	208,309
5% 11/15/26 (Assured Guaranty Muni. Corp. Insured)	265,000	281,531
5% 11/15/27 (Assured Guaranty Muni. Corp. Insured)	220,000	238,587
5% 11/15/28 (Assured Guaranty Muni. Corp. Insured)	150,000	164,547
5% 11/15/29 (Assured Guaranty Muni. Corp. Insured)	210,000	230,792
5% 11/15/30 (Assured Guaranty Muni. Corp. Insured)	530,000	581,499
5% 11/15/32 (Assured Guaranty Muni. Corp. Insured)	365,000	398,376
5% 11/15/34 (Assured Guaranty Muni. Corp. Insured)	785,000	852,141
5% 11/15/36 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,074,577
5% 11/15/38 (Assured Guaranty Muni. Corp. Insured)	830,000	883,791
Series 2020 A:
4% 11/15/35 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,023,438
4% 11/15/36 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,010,675
4% 11/15/37 (Assured Guaranty Muni. Corp. Insured)	1,000,000	999,641
Cleveland Wtr. Rev.:
Series 2015 Y, 4% 1/1/28	650,000	652,651
Series 2020:
5% 1/1/30	2,000,000	2,271,586
5% 1/1/31	2,250,000	2,549,808
5% 1/1/32	1,000,000	1,132,839
Cleveland-Cuyahoga County Port Auth. Dev. Lease Rev. (Administrative Headquarters Proj.) Series 2013, 5% 7/1/37	3,000,000	3,387,986
Cleveland-Cuyahoga County Port Auth. Rev. (Euclid Avenue Dev. Corp. Proj.) Series 2022 A:
5% 8/1/34	1,865,000	2,040,739
5% 8/1/35	1,910,000	2,067,655
5% 8/1/36	2,065,000	2,214,621
5% 8/1/37	2,170,000	2,311,525
County of Cuyahoga (Ballpark Impt. Proj.) Series 2022 A:
4% 1/1/36	3,855,000	3,977,583
4% 1/1/37	3,755,000	3,830,346
Cuyahoga County Econ. Dev. Rev.:
(The Cleveland Orchestra Proj.) Series 2019:
5% 1/1/29	325,000	352,678
5% 1/1/30	250,000	273,575
5% 1/1/31	525,000	574,807
5% 1/1/32	500,000	547,251
5% 1/1/33	400,000	437,419
5% 1/1/34	300,000	328,885
5% 1/1/35	500,000	546,233
5% 1/1/36	440,000	477,524
5% 1/1/37	400,000	430,354
5% 1/1/39	1,400,000	1,491,833
5% 1/1/40	1,620,000	1,723,490
Series 2020 D, 5% 12/1/27	2,500,000	2,719,020
Cuyahoga County Hosp. Rev. Series 2017:
5% 2/15/26	1,750,000	1,785,811
5% 2/15/27	1,700,000	1,751,950
5% 2/15/28	2,385,000	2,447,309
5% 2/15/30	3,000,000	3,084,346
5% 2/15/31	1,500,000	1,542,103
5% 2/15/32	1,450,000	1,490,248
5% 2/15/42	3,635,000	3,643,444
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 5.25% 6/15/43	5,000,000	4,561,480
Franklin County Convention Facilities Auth. (Greater Columbus Convention Ctr. Hotel Expansion Proj.) Series 2019:
5% 12/1/44	2,500,000	2,383,972
5% 12/1/51	6,000,000	5,635,603
Franklin County Convention Facilities Auth. Tax & Lease Rev. Series 2014:
5% 12/1/25	1,250,000	1,277,218
5% 12/1/26	3,045,000	3,110,462
Franklin County Hosp. Facilities Rev.:
(Ohiohealth Corp. Proj.) Series 2015, 5% 5/15/40	3,600,000	3,660,716
Series 2016 C:
4% 11/1/40	3,000,000	2,952,937
5% 11/1/34	2,155,000	2,303,396
Hamilton County Convention Facilities Auth. Rev. Series 2014, 5% 12/1/27	3,825,000	3,830,967
Hamilton County Healthcare Rev. (Life Enriching Cmntys. Proj.) Series 2016:
5% 1/1/31	1,350,000	1,350,303
5% 1/1/36	3,450,000	3,359,375
Hamilton County Hosp. Facilities Rev. Series 2014, 5% 2/1/44	1,275,000	1,251,352
Kent State Univ. Revs.:
Series 2016, 5% 5/1/30	1,125,000	1,171,635
Series 2020 A:
5% 5/1/45	1,250,000	1,337,651
5% 5/1/50	1,700,000	1,809,506
Lake County Hosp. Facilities Rev. Series 2015, 5% 8/15/27 (Pre-Refunded to 8/15/25 @ 100)	770,000	793,450
Lancaster Port Auth. Gas Rev.:
Bonds Series 2019, 5%, tender 2/1/25 (c)	6,235,000	6,330,191
Series 2019, 5% 8/1/24	655,000	663,307
Miami County Hosp. Facilities Rev. (Kettering Health Network Obligated Group Proj.) Series 2019:
5% 8/1/45	5,500,000	5,642,920
5% 8/1/49	1,750,000	1,786,323
Miami Univ. Series 2022 A:
5% 9/1/25	780,000	809,853
5% 9/1/26	820,000	867,234
5% 9/1/27	575,000	621,027
5% 9/1/28	520,000	573,732
5% 9/1/29	545,000	613,022
5% 9/1/30	500,000	572,056
5% 9/1/31	700,000	815,183
5% 9/1/32	735,000	853,191
5% 9/1/33	780,000	904,102
5% 9/1/34	1,000,000	1,154,305
Miamisburg City School District Series 2016:
5% 12/1/28 (Pre-Refunded to 12/1/25 @ 100)	500,000	523,709
5% 12/1/29 (Pre-Refunded to 12/1/25 @ 100)	300,000	314,225
Middleburg Heights Hosp. Rev.:
Series 2020 A, 4% 8/1/47	3,000,000	2,663,426
Series 2021 A, 4% 8/1/41	3,000,000	2,772,219
Milford Exempt Village School District Series 2015, 3.5% 12/1/31	500,000	504,313
Montgomery County Hosp. Rev.:
(Kettering Health Network Obligated Group Proj.) Series 2021:
3% 8/1/51	4,880,000	3,477,739
4% 8/1/37	1,125,000	1,117,754
4% 8/1/41	850,000	822,928
4% 8/1/51	2,000,000	1,833,568
5% 8/1/32	750,000	817,960
5% 8/1/36	1,225,000	1,309,449
5% 8/1/38	1,000,000	1,053,641
5% 8/1/39	1,100,000	1,150,278
Series 2021, 4% 8/1/46	1,230,000	1,167,836
Ohio Cap. Facilities Lease (Ohio Gen. Oblig. Proj.) Series 2017 A:
5% 10/1/32	1,625,000	1,750,579
5% 10/1/33	1,500,000	1,614,063
5% 10/1/35	1,450,000	1,550,732
5% 10/1/36	1,250,000	1,331,735
5% 10/1/37	1,430,000	1,520,595
Ohio Gen. Oblig. Series 2021 A:
5% 3/1/40	1,345,000	1,505,424
5% 3/1/41	2,000,000	2,231,103
Ohio Higher Edl. Facility Commission Rev.:
(Case Western Reserve Univ. Proj.) Series 2019 B:
5% 12/1/37	835,000	904,578
5% 12/1/38	1,100,000	1,185,653
5% 12/1/39	775,000	832,138
(Denison Univ. 2021 Proj.) Series 2021:
4% 11/1/39	400,000	400,515
4% 11/1/45	1,900,000	1,868,751
5% 11/1/30	300,000	339,274
5% 11/1/33	300,000	338,390
5% 11/1/35	300,000	336,167
5% 11/1/41	300,000	327,027
(Kenyon College 2015 Proj.) Series 2015, 5% 7/1/41	3,100,000	3,159,630
(Kenyon College 2020 Proj.) Series 2020:
5% 7/1/38	2,500,000	2,689,568
5% 7/1/39	2,640,000	2,830,120
(Kenyon College, Oh. Proj.) Series 2017:
4% 7/1/36	400,000	400,185
4% 7/1/37	450,000	444,569
5% 7/1/28	400,000	424,285
5% 7/1/29	735,000	779,593
5% 7/1/30	300,000	317,918
5% 7/1/31	400,000	423,348
5% 7/1/33	650,000	687,105
5% 7/1/35	1,550,000	1,632,934
5% 7/1/42	1,400,000	1,446,062
(Oberlin College 2023 Proj.):
Series 2023 A, 5.25% 10/1/53	5,000,000	5,551,660
Series 2023 B:
5% 10/1/37 (d)	1,270,000	1,438,252
5% 10/1/38 (d)	1,330,000	1,499,605
(Otterbein Univ. 2022 Proj.) Series 2022 A, 4% 12/1/46	1,250,000	1,061,924
(The College of Wooster 2018 Proj.) Series 2018:
5% 9/1/33	1,445,000	1,577,455
5% 9/1/45	4,255,000	4,456,948
(Univ. of Dayton 2018 Proj.) Series A, 5% 12/1/48	1,000,000	1,032,089
(Univ. of Dayton 2020 Proj.) Series 2020:
4% 2/1/36	900,000	911,722
5% 2/1/34	1,000,000	1,095,763
5% 2/1/35	800,000	872,983
(Univ. of Dayton Proj.) Series 2018 B:
4% 12/1/33	1,155,000	1,178,421
5% 12/1/29	1,310,000	1,412,804
5% 12/1/31	1,130,000	1,212,651
5% 12/1/35	1,000,000	1,065,062
5% 12/1/36	1,000,000	1,059,169
(Xavier Univ. Proj.) Series 2015 C, 5% 5/1/29	855,000	881,049
Bonds (Case Western Reserve Univ. Proj.) Series 2019 C, 1.625%, tender 12/1/26 (c)	5,000,000	4,671,244
Series 2019, 4% 10/1/49	3,270,000	2,924,381
Ohio Hosp. Facilities Rev. Series 2021 B:
5% 1/1/30	2,500,000	2,806,266
5% 1/1/31	2,180,000	2,485,517
5% 1/1/32	1,580,000	1,826,714
5% 1/1/33	2,410,000	2,781,071
5% 1/1/34	2,425,000	2,786,208
5% 1/1/35	230,000	262,279
5% 1/1/36	540,000	609,471
5% 1/1/37	250,000	279,263
5% 1/1/38	855,000	944,766
5% 1/1/39	925,000	1,016,424
Ohio Hosp. Rev.:
Series 2020 A, 4% 1/15/50	1,000,000	922,412
Series 2020:
3% 1/15/45	2,500,000	1,908,347
4% 11/15/37	1,025,000	957,623
4% 11/15/39	1,115,000	1,018,637
4% 11/15/40	1,110,000	1,002,825
4% 11/15/41	1,175,000	1,044,693
5% 11/15/33	1,270,000	1,337,526
5% 11/15/35	1,465,000	1,526,477
Series 2021 A, 3% 1/15/46	5,000,000	3,769,337
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev.:
(Mtg. Backed Securities Prog.):
Series 2017 B, 4.5% 3/1/47 (b)	330,000	328,731
Series 2019 B, 4.5% 3/1/50	4,215,000	4,226,744
(Mtg.-Backed Secrities Prog.) Series 2023 A, 5.5% 3/1/53	4,000,000	4,234,121
(Mtg.-Backed Securities Prog.) Series 2022 A:
5% 3/1/30	400,000	440,278
5% 3/1/31	600,000	667,049
5% 9/1/31	640,000	715,523
Series 2021 C, 3.25% 3/1/51	7,575,000	7,337,764
Series 2022 B, 5% 3/1/52	2,955,000	3,045,242
Ohio Parks & Recreation Cap. Facilities (Parks and Recreation Impt. Fund Proj.) Series 2022 A:
5% 12/1/27	1,325,000	1,441,081
5% 12/1/28	1,325,000	1,470,517
5% 12/1/29	1,500,000	1,696,427
5% 12/1/30	1,600,000	1,840,309
5% 12/1/31	1,000,000	1,167,876
Ohio Spl. Oblig.:
(Administrative Bldg. Fund Projs.) Series 2020 B, 5% 4/1/39	1,865,000	2,039,014
(Ohio Gen. Oblig. Proj.) Series 2017 A:
5% 4/1/29	2,535,000	2,718,114
5% 4/1/30	2,250,000	2,406,761
5% 4/1/31	2,000,000	2,133,504
5% 4/1/32	1,115,000	1,186,994
5% 4/1/33	1,850,000	1,962,071
5% 4/1/34	1,000,000	1,057,688
Series 2020 A:
5% 2/1/29	2,875,000	3,201,307
5% 2/1/30	1,045,000	1,185,273
Series 2021 A:
5% 4/1/34	1,430,000	1,640,903
5% 4/1/35	1,660,000	1,891,637
5% 4/1/37	1,680,000	1,882,999
5% 4/1/38	1,000,000	1,113,328
5% 4/1/39	1,000,000	1,105,422
5% 4/1/40	1,110,000	1,218,235
5% 4/1/41	750,000	820,642
Ohio Tpk. Commission Tpk. Rev.:
(Infrastructure Proj.) Series 2005 A, 0% 2/15/43	10,000,000	4,090,737
(Infrastructure Projs.) Series 2022 A, 5% 2/15/39	5,730,000	6,457,952
Series A, 5% 2/15/46	7,500,000	8,131,477
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev. Series 2023 A, 5% 12/1/24	10,000,000	10,271,860
Port Auth. Econ. Dev. Rev.:
(Univ. of Northwestern Ohio Proj.) Series 2021, 4% 12/1/35	1,300,000	1,204,420
Series 2021, 4% 12/1/31	710,000	688,299
Ross County Hosp. Facilities Rev. (Adena Health Sys. Obligated Group Proj.) Series 2019, 5% 12/1/49	2,000,000	2,036,475
Scioto County Hosp. Facilities Rev. Series 2016:
5% 2/15/28	5,030,000	5,203,663
5% 2/15/30	3,860,000	3,971,804
5% 2/15/32	2,550,000	2,611,071
5% 2/15/33	2,460,000	2,511,777
5% 2/15/34	4,450,000	4,542,998
Univ. of Cincinnati Gen. Receipts:
Series 2016 A:
5% 6/1/32	745,000	782,907
5% 6/1/33	800,000	840,251
5% 6/1/34	585,000	613,604
Series 2016 C, 5% 6/1/41	2,585,000	2,664,991
Series 2019 A, 3% 6/1/39	3,000,000	2,603,194
Univ. of Toledo Gen. Receipts Series 2018 A:
5% 6/1/26	600,000	629,507
5% 6/1/27	350,000	374,503
Village of Bluffton Hosp. Facilities Blanchard Valley Reg Health Ctr. Series 2017:
4% 12/1/32	1,500,000	1,518,338
5% 12/1/29	825,000	870,075
5% 12/1/31	750,000	791,174
Washington County Hosp. Rev. Series 2022:
6% 12/1/28	200,000	202,687
6% 12/1/29	215,000	219,036
6% 12/1/30	230,000	234,739
6% 12/1/31	245,000	250,181
Wright State Univ. Gen. Receipts Series 2022 A:
5% 5/1/24 (Build America Mutual Assurance Insured)	540,000	547,587
5% 5/1/25 (Build America Mutual Assurance Insured)	490,000	504,051
5% 5/1/26 (Build America Mutual Assurance Insured)	520,000	545,270
5% 5/1/27 (Build America Mutual Assurance Insured)	545,000	581,756
5% 5/1/28 (Build America Mutual Assurance Insured)	565,000	614,714
5% 5/1/29 (Build America Mutual Assurance Insured)	600,000	663,251
5% 5/1/30 (Build America Mutual Assurance Insured)	235,000	263,345
5% 5/1/31 (Build America Mutual Assurance Insured)	250,000	283,825
5% 5/1/32 (Build America Mutual Assurance Insured)	260,000	298,807
TOTAL OHIO		472,604,405
Puerto Rico - 1.5%
Puerto Rico Commonwealth Aqueduct & Swr. Auth. Series 2021 B, 5% 7/1/37 (e)	1,455,000	1,461,649
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2021 A1:
0% 7/1/33	1,634,241	999,141
5.625% 7/1/27	190,000	200,062
5.625% 7/1/29	590,000	631,852
5.75% 7/1/31	1,395,000	1,523,638
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2018 A1, 0% 7/1/31	1,515,000	1,080,792
Series 2019 A2, 4.329% 7/1/40	1,860,000	1,768,917
TOTAL PUERTO RICO		7,666,051
TOTAL MUNICIPAL BONDS (Cost $505,482,374)		481,533,185

Municipal Notes - 0.3%
	Principal Amount (a)	Value ($)
Ohio - 0.3%
Ohio Spl. Oblig. TRAN (Trans. Bldg. Fund Projs.) Series 2023 A, 5% 4/1/24 (Cost $1,370,294)	1,350,000	1,368,329

Money Market Funds - 6.6%
	Shares	Value ($)
Fidelity Municipal Cash Central Fund 4.23% (f)(g) (Cost $34,222,998)	34,216,157	34,222,997

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $541,075,666)	517,124,511
NET OTHER ASSETS (LIABILITIES) - 0.4%	2,094,223
NET ASSETS - 100.0%	519,218,734

Security Type Abbreviations
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,461,649 or 0.3% of net assets.

(f)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund 4.23%	-	39,796,998	5,574,000	85,843	-	(1)	34,222,997	1.3%
Total	-	39,796,998	5,574,000	85,843	-	(1)	34,222,997

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities	482,901,514	-	482,901,514	-

Money Market Funds	34,222,997	34,222,997	-	-
Total Investments in Securities:	517,124,511	34,222,997	482,901,514	-
Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		June 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $506,852,668)	$482,901,514
Fidelity Central Funds (cost $34,222,998)	34,222,997

Total Investment in Securities (cost $541,075,666)		$517,124,511
Cash		1,400
Receivable for fund shares sold		172,710
Interest receivable		5,855,697
Distributions receivable from Fidelity Central Funds		85,843
Other receivables		631
Total assets		523,240,792
Liabilities
Payable for investments purchased on a delayed delivery basis	$2,918,457
Payable for fund shares redeemed	484,770
Distributions payable	385,961
Accrued management fee	150,217
Other affiliated payables	55,648
Other payables and accrued expenses	27,005
Total Liabilities		4,022,058
Net Assets		$519,218,734
Net Assets consist of:
Paid in capital		$547,138,850
Total accumulated earnings (loss)		(27,920,116)
Net Assets		$519,218,734
Net Asset Value , offering price and redemption price per share ($519,218,734 ÷ 46,191,364 shares)		$11.24

Statement of Operations
		Six months ended June 30, 2023 (Unaudited)
Investment Income
Interest		$7,505,821
Income from Fidelity Central Funds		85,843
Total Income		7,591,664
Expenses
Management fee	$914,137
Transfer agent fees	270,127
Accounting fees and expenses	66,829
Custodian fees and expenses	6,291
Independent trustees' fees and expenses	927
Registration fees	18,936
Audit	25,660
Legal	403
Miscellaneous	1,509
Total expenses before reductions	1,304,819
Expense reductions	(8,515)
Total expenses after reductions		1,296,304
Net Investment income (loss)		6,295,360
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(504,666)
Total net realized gain (loss)		(504,666)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	5,088,913
Fidelity Central Funds	(1)
Total change in net unrealized appreciation (depreciation)		5,088,912
Net gain (loss)		4,584,246
Net increase (decrease) in net assets resulting from operations		$10,879,606

Statement of Changes in Net Assets

	Six months ended June 30, 2023 (Unaudited)	Year ended December 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,295,360	$12,981,459
Net realized gain (loss)	(504,666)	(3,655,544)
Change in net unrealized appreciation (depreciation)	5,088,912	(69,553,192)
Net increase (decrease) in net assets resulting from operations	10,879,606	(60,227,277)
Distributions to shareholders	(6,218,300)	(12,952,540)

Share transactions
Proceeds from sales of shares	30,330,982	191,298,771
Reinvestment of distributions	3,966,827	8,354,939
Cost of shares redeemed	(41,470,393)	(321,989,652)

Net increase (decrease) in net assets resulting from share transactions	(7,172,584)	(122,335,942)
Total increase (decrease) in net assets	(2,511,278)	(195,515,759)

Net Assets
Beginning of period	521,730,012	717,245,771
End of period	$519,218,734	$521,730,012

Other Information
Shares
Sold	2,688,002	16,957,245
Issued in reinvestment of distributions	351,993	736,204
Redeemed	(3,680,733)	(28,417,832)
Net increase (decrease)	(640,738)	(10,724,383)

Fidelity® Ohio Municipal Income Fund

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$11.14	$12.46	$12.53	$12.38	$11.89	$12.20
Income from Investment Operations
Net investment income (loss) A,B	.135	.251	.253	.287	.319	.321
Net realized and unrealized gain (loss)	.098	(1.321)	(.064)	.235	.515	(.279)
Total from investment operations	.233	(1.070)	.189	.522	.834	.042
Distributions from net investment income	(.133)	(.250)	(.253)	(.287)	(.319)	(.321)
Distributions from net realized gain	-	-	(.006)	(.085)	(.025)	(.031)
Total distributions	(.133)	(.250)	(.259)	(.372)	(.344)	(.352)
Net asset value, end of period	$11.24	$11.14	$12.46	$12.53	$12.38	$11.89
Total Return C,D	2.10%	(8.60)%	1.52%	4.28%	7.08%	.39%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.50% G	.49%	.48%	.48%	.48%	.48%
Expenses net of fee waivers, if any	.50% G	.49%	.48%	.48%	.48%	.48%
Expenses net of all reductions	.50% G	.49%	.48%	.48%	.48%	.48%
Net investment income (loss)	2.41% G	2.19%	2.02%	2.31%	2.60%	2.70%
Supplemental Data
Net assets, end of period (000 omitted)	$519,219	$521,730	$717,246	$702,067	$672,948	$616,306
Portfolio turnover rate H	9% G	14%	6%	20%	10%	11%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Annualized.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended June 30, 2023

1. Organization.
Fidelity Ohio Municipal Income Fund (the Fund) is a fund of Fidelity Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares.   Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may be affected by economic and political developments in the state of Ohio.

2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2023 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   market discount, capital loss carryforwards and losses deferred due to excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$3,475,531
Gross unrealized depreciation	(27,320,749)
Net unrealized appreciation (depreciation)	$(23,845,218)
Tax cost	$540,969,729

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(1,493,502)
Long-term	(2,167,029)
Total capital loss carryforward	$(3,660,531)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Ohio Municipal Income Fund	35,941,748	20,410,513

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .35% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to an annualized rate of .10% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Ohio Municipal Income Fund	.03

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Ohio Municipal Income Fund	-	7,200,000	-

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Ohio Municipal Income Fund	$521

7. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $2,063.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $6,452.

8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2023 to June 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During Period- C January 1, 2023 to June 30, 2023

Fidelity® Ohio Municipal Income Fund	.50%
Actual		$ 1,000	$ 1,021.00	$ 2.51
Hypothetical- B		$ 1,000	$ 1,022.32	$ 2.51

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.705575.125
OFF-SANN-0823
Fidelity Flex® Funds

Fidelity Flex® Conservative Income Municipal Bond Fund

Semi-Annual Report
June 30, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants) to request a free copy of the proxy voting guidelines.
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This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary June 30, 2023 (Unaudited)
Top Five States (% of Fund's net assets)

California	13.9
Texas	10.6
Illinois	10.5
New York	10.3
Georgia	5.3

Revenue Sources (% of Fund's net assets)
Synthetics	28.7
General Obligations	15.7
Industrial Development	12.2
Resource Recovery	8.9
Health Care	8.8
Transportation	7.5
State G.O.	6.0
Electric Utilities	5.1
Others* (Individually Less Than 5%)	7.1
100.0

*Includes net other assets

Quality Diversification (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Maturity Diversification (% of Fund's Investments)
Days
1 - 7	42.1
8 - 30	7.3
31 - 60	9.8
61 - 90	1.1
91 - 180	6.5
> 180	33.3

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Schedule of Investments June 30, 2023 (Unaudited)

Showing Percentage of Net Assets
Municipal Bonds - 48.6%
	Principal Amount (a)	Value ($)
Alabama - 0.8%
Black Belt Energy Gas District:
Bonds Series 2018 A, 4%, tender 12/1/23 (b)	200,000	199,934
Series 2021 C1, 4% 12/1/23	100,000	100,047
Series 2022 C1:
5.25% 12/1/24	60,000	60,998
5.25% 12/1/25	95,000	97,710
Series 2022 E:
5% 6/1/24	85,000	85,921
5% 6/1/25	90,000	91,804
5% 6/1/26	125,000	128,868
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 C, 4.13%, tender 6/16/26 (b)	100,000	100,000
Southeast Alabama Gas Supply District Bonds (Proj. No. 2) Series 2018 A, 4%, tender 6/1/24 (b)	470,000	469,090
TOTAL ALABAMA		1,334,372
Alaska - 0.9%
Alaska Int'l. Arpts. Revs. Series 2021 C, 5% 10/1/25 (c)	1,410,000	1,447,556
Arizona - 1.3%
Bullhead City Excise Taxes Series 2021 2, 0.6% 7/1/24	275,000	264,835
Chandler Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Intel Corp. Proj.):
Series 2005, 2.4%, tender 8/14/23 (b)	160,000	159,706
Series 2019, 5%, tender 6/3/24 (b)(c)	1,280,000	1,289,856
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2017 D, 5% 7/1/24	225,000	228,945
Series 2023, 5% 7/1/26 (c)	185,000	192,805
TOTAL ARIZONA		2,136,147
California - 3.9%
California Muni. Fin. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.):
Series 2021 A, 4.1%, tender 10/2/23 (b)(c)	300,000	300,133
Series 2021 B, 3.6%, tender 7/17/23 (b)(c)	1,000,000	999,892
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev.:
(Republic Svcs., Inc. Proj.) Series 2010 A, 3.875% 8/1/23 (b)(c)(d)	1,600,000	1,599,917
Bonds:
(Republic Svcs. INC. Proj.) Series 2023, 4.25%, tender 2/15/24 (b)(c)(d)(e)	1,100,000	1,099,967
(Republic Svcs., Inc. Proj.):
Series 2017 A1, 3.7%, tender 7/17/23 (b)(c)(d)	300,000	299,981
Series 2017 A2, 3.7%, tender 7/17/23 (b)(c)(d)	500,000	499,968
Long Beach Hbr. Rev. Series 2020 B, 5% 5/15/24 (c)	150,000	151,818
Los Angeles Dept. Arpt. Rev.:
Series 2022 C:
5% 5/15/24 (c)	85,000	86,088
5% 5/15/26 (c)	200,000	207,989
Series 2022 G, 5% 5/15/25 (c)	65,000	66,622
Series 2023 A:
5% 5/15/24 (c)	45,000	45,576
5% 5/15/25 (c)	30,000	30,749
5% 5/15/26 (c)	55,000	57,197
Northern California Pwr. Agcy. Rev. Series 2019 A, 5% 8/1/23	100,000	100,138
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Series 2016 D, 5% 5/1/24	100,000	101,544
West Contra Costa Unified School District Series 2002 D, 0% 8/1/23	635,000	633,160
TOTAL CALIFORNIA		6,280,739
Colorado - 0.2%
Colorado Health Facilities Auth. Rev. Series 2014 E, 5% 11/15/24	200,000	203,008
Denver City & County Arpt. Rev. Series 2022 A, 5% 11/15/25 (c)	165,000	169,881
TOTAL COLORADO		372,889
Connecticut - 0.6%
Connecticut Gen. Oblig. Series 2016 A, 5% 3/15/24	200,000	202,615
Connecticut Health & Edl. Facilities Auth. Rev. Bonds Series 2010 A4, 1.1%, tender 2/11/25 (b)	510,000	489,384
Connecticut Hsg. Fin. Auth. Series C, 5% 11/15/23 (c)	100,000	100,469
Hartford Gen. Oblig. Series 2015 C, 5% 7/15/25 (Assured Guaranty Muni. Corp. Insured)	105,000	108,984
TOTAL CONNECTICUT		901,452
District Of Columbia - 0.5%
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2014 A:
5% 10/1/23 (c)	100,000	100,264
5% 10/1/24 (c)	110,000	111,672
Series 2017 A, 5% 10/1/24 (c)	100,000	101,520
Series 2020 A, 5% 10/1/24 (c)	400,000	406,079
Washington Metropolitan Area Transit Auth. Series 2023 A, 5% 7/15/24	100,000	101,854
TOTAL DISTRICT OF COLUMBIA		821,389
Florida - 1.7%
Broward County Arpt. Sys. Rev.:
Series 2012 P2, 5% 10/1/23	135,000	135,148
Series 2017, 5% 10/1/23 (c)	125,000	125,303
Series 2019 B, 5% 10/1/23 (c)	100,000	100,242
Citizens Property Ins. Corp. Series 2015 A1, 5% 6/1/25	345,000	351,568
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev. Bonds Series 2023 C, 5%, tender 12/1/25 (b)	75,000	76,974
Hillsborough County Aviation Auth. Rev. Series 2022 A, 5% 10/1/24 (c)	200,000	202,821
Jacksonville Spl. Rev. Series 2022 A:
5% 10/1/23	15,000	15,059
5% 10/1/24	35,000	35,762
5% 10/1/25	25,000	26,015
Lee County Arpt. Rev. Series 2021 A, 5% 10/1/24 (c)	55,000	55,742
Miami Dade County Hsg. Multifamily Hsg. Rev. Bonds Series 2023:
5%, tender 9/1/25 (b)	250,000	255,113
5%, tender 10/1/25 (b)	420,000	431,344
Miami-Dade County Aviation Rev. Series 2016 A, 5% 10/1/23	230,000	230,745
Miami-Dade County Health Facilities Auth. Hosp. Rev. (Nicklaus Children Hosp.) Series 2017, 5% 8/1/23	320,000	320,293
Miami-Dade County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2018 A, 0.000% x SIFMA Municipal Swap Index 4.385%, tender 7/6/23 (b)(c)(f)	270,000	264,634
Orlando & Orange County Expressway Auth. Rev. Series 2013 B, 5% 7/1/23	100,000	100,000
TOTAL FLORIDA		2,726,763
Georgia - 4.6%
Atlanta Arpt. Rev.:
Series 2014 C, 5% 1/1/24 (c)	100,000	100,545
Series 2019 B, 5% 7/1/24 (c)	100,000	101,159
Series 2020 B, 5% 7/1/25 (c)	75,000	76,808
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Vogtle Proj.):
Series 1995 4, 3.8%, tender 5/21/26 (b)	200,000	199,635
Series 2012, 2.875%, tender 8/19/25 (b)	210,000	203,853
Georgia Muni. Elec. Auth. Pwr. Rev. Series 2020 A, 5% 1/1/24	145,000	145,902
Main Street Natural Gas, Inc.:
Bonds:
Series 2018 B, 1 month U.S. LIBOR + 0.750% 4.214%, tender 7/3/23 (b)(f)	450,000	449,874
Series 2018 C, 4%, tender 12/1/23 (b)	1,610,000	1,610,373
Series 2018 E, SIFMA Municipal Swap Index + 0.570% 4.58%, tender 7/6/23 (b)(f)	930,000	928,950
Series 2019 B, 4%, tender 12/2/24 (b)	265,000	265,760
Series 2022 A, 4% 12/1/25	70,000	69,629
Series 2022 B, 5% 6/1/26	1,900,000	1,930,567
Series 2023 A, 5% 6/1/24	650,000	653,184
Series 2023 B, 5% 3/1/25	390,000	396,466
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Scherer Proj.) Series 2009, 3.875%, tender 3/6/26 (b)	170,000	170,034
Paulding County Hosp. Auth. Rev. Series 2022 A, 5% 4/1/25	150,000	153,662
TOTAL GEORGIA		7,456,401
Guam - 0.2%
Guam Pwr. Auth. Rev. Series 2022 A:
5% 10/1/23	85,000	85,157
5% 10/1/24	70,000	70,759
5% 10/1/25	85,000	86,769
TOTAL GUAM		242,685
Hawaii - 0.2%
Honolulu City & County Multi-family housing Rev. Bonds Series 2023, 5%, tender 6/1/26 (b)	370,000	383,924
Idaho - 0.1%
Idaho Hsg. & Fin. Assoc. Single Family Mtg. (Idaho St Garvee Proj.) Series 2017 A, 5% 7/15/23	100,000	100,044
Illinois - 5.5%
Champaign County Cmnty. Unit Series 2020 A, 0% 1/1/24	380,000	373,012
Chicago Metropolitan Wtr. Reclamation District of Greater Chicago Series 2021 C, 5% 12/1/23	130,000	130,820
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2015 A, 5% 1/1/24 (c)	450,000	452,431
Series 2022 A, 5% 1/1/25 (c)	270,000	274,753
Cook County Gen. Oblig.:
Series 2021 B, 4% 11/15/23	75,000	75,126
Series 2022 A:
5% 11/15/24	350,000	357,323
5% 11/15/25	255,000	264,357
Illinois Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2019, 4.4%, tender 11/1/23 (b)(c)	500,000	500,646
Illinois Fin. Auth. Series 2022 A, 5% 10/1/23	200,000	200,077
Illinois Fin. Auth. Rev.:
Series 2015 A:
5% 11/15/23	150,000	150,811
5% 11/15/24	100,000	101,825
Series 2016 C, 5% 2/15/24	105,000	106,038
Illinois Gen. Oblig.:
Series 2012, 5% 8/1/23	300,000	300,266
Series 2013, 5% 7/1/23	100,000	100,000
Series 2017 D:
5% 11/1/23	900,000	903,743
5% 11/1/24	600,000	610,589
5% 11/1/26	85,000	89,173
Series 2018 A, 5% 10/1/23	135,000	135,409
Series 2019 B, 5% 9/1/23	300,000	300,582
Series 2022 B:
5% 3/1/24	230,000	231,995
5% 3/1/25	465,000	475,482
5% 3/1/26	340,000	352,871
Series 2023 C, 5% 5/1/25	1,090,000	1,116,787
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. Bonds Series 2023, 4%, tender 6/1/25 (b)	195,000	195,255
Illinois Sales Tax Rev. Series 2021 A, 4% 6/15/24	135,000	135,572
Railsplitter Tobacco Settlement Auth. Rev. Series 2017, 5% 6/1/24	405,000	410,510
Sales Tax Securitization Corp.:
Series 2023 C, 5% 1/1/24 (e)	305,000	306,106
Series 2023 D, 5% 1/1/24 (e)	155,000	155,562
TOTAL ILLINOIS		8,807,121
Indiana - 1.5%
Indiana Dev. Fin. Auth. Envir. Rev. Bonds (Fulcrum Centerpoint, LLC Proj.) Series 2022, 4.5%, tender 11/15/23 (c)	1,500,000	1,497,068
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2001, 4%, tender 10/2/23 (b)(c)	175,000	174,998
Indiana Fin. Auth. Rev. (Butler Univ. Proj.) Series 2019, 4% 2/1/24	200,000	200,678
Indianapolis Local Pub. Impt. (Indianapolis Arpt. Auth. Proj.) Series 2015 I, 4% 1/1/24 (c)	500,000	499,816
TOTAL INDIANA		2,372,560
Kentucky - 1.0%
Kentucky Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series A, 4.05%, tender 9/1/23 (b)(c)	500,000	500,040
Kentucky State Property & Buildings Commission Rev. Series 2016, 5% 11/1/23	675,000	678,676
Kentucky, Inc. Pub. Energy Bonds:
Series 2018 A, 4%, tender 4/1/24 (b)	205,000	204,817
Series 2019 A1, 4%, tender 6/1/25 (b)	150,000	149,271
TOTAL KENTUCKY		1,532,804
Maine - 0.8%
Maine Health & Higher Edl. Facilities Auth. Rev. Series 2021 A, 5% 7/1/23	625,000	625,000
Maine Hsg. Auth. Mtg. Bonds Series 2023 B, 3.125%, tender 5/1/24 (b)	715,000	711,913
TOTAL MAINE		1,336,913
Maryland - 0.2%
Maryland Dept. of Trans.:
Series 2022 A, 5% 12/1/24	25,000	25,652
Series 2022 B, 5% 12/1/23	30,000	30,217
Maryland Health & Higher Edl. Bonds Series 2020, 5%, tender 7/1/25 (b)	185,000	188,930
Maryland Stadium Auth. Built to Learn Rev. Series 2022 A, 5% 6/1/24	120,000	121,826
TOTAL MARYLAND		366,625
Massachusetts - 1.7%
Massachusetts Edl. Fing. Auth. Rev.:
Series 2014 I, 5% 1/1/25 (c)	310,000	314,783
Series 2015 A, 5% 1/1/24 (c)	580,000	583,553
Series 2016, 5% 7/1/24 (c)	15,000	15,153
Series 2017 A, 5% 7/1/25 (c)	80,000	81,682
Series 2018 B, 5% 7/1/25 (c)	110,000	112,313
Series 2022 B:
5% 7/1/24 (c)	30,000	30,336
5% 7/1/25 (c)	65,000	66,367
Massachusetts Gen. Oblig. Series 2021 B, 5% 11/1/23	1,195,000	1,202,127
Massachusetts Port Auth. Rev. Series 2019 C, 5% 7/1/23 (c)	150,000	150,000
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys. Rev. Series 1997 A, 0% 1/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	115,000	112,912
TOTAL MASSACHUSETTS		2,669,226
Michigan - 0.5%
Lapeer Cmnty. Schools Series 2016, 5% 5/1/25	125,000	129,100
Michigan Fin. Auth. Rev.:
(Detroit Reg'l. Convention Facility Auth. Local Proj.) Series 2014 H1, 5% 10/1/24	105,000	105,433
Series 2022:
5% 4/15/25	160,000	164,695
5% 4/15/26	265,000	277,425
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Series 2022 A, 2.5% 6/1/25	70,000	68,497
TOTAL MICHIGAN		745,150
Minnesota - 0.2%
Minnesota Hsg. Fin. Agcy. Series 2022 A, 5% 8/1/24	360,000	366,848
Nebraska - 0.3%
Lincoln Arpt. Auth. Series 2021, 5% 7/1/25 (c)	550,000	563,046
Nevada - 0.9%
Clark County School District Series 2021 C, 5% 6/15/25	320,000	330,808
Nevada Dept. of Bus. & Industry Bonds Series 2023 A, 3.7%, tender 1/31/24 (b)(c)(d)	1,200,000	1,195,258
TOTAL NEVADA		1,526,066
New Jersey - 3.1%
New Jersey Econ. Dev. Auth.:
Series 2023 RRR:
5% 3/1/25	465,000	476,539
5% 3/1/26	360,000	374,422
Series 2024 SSS, 5% 6/15/26 (e)	240,000	245,075
New Jersey Econ. Dev. Auth. Rev.:
(New Jersey Gen. Oblig. Proj.) Series 2017 B, 5% 11/1/24	185,000	188,634
Series 2005 N1, 5.5% 9/1/23	400,000	401,218
Series 2019:
5.25% 9/1/24 (d)	520,000	530,348
5.25% 9/1/26 (d)	180,000	190,211
New Jersey Gen. Oblig. Series 2020 A, 5% 6/1/24	140,000	142,319
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2016 A, 5% 7/1/23	240,000	240,000
Series 2017 A, 5% 7/1/23	135,000	135,000
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2016 1A:
5% 12/1/23 (c)	100,000	100,490
5% 12/1/24 (c)	170,000	172,509
Series 2017 1A, 5% 12/1/24 (c)	350,000	355,165
Series 2021 A, 5% 12/1/23 (c)	200,000	200,979
Series 2022 B, 5% 12/1/25 (c)	250,000	256,695
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Rev. Series 2021 B, 0.5% 11/1/23	90,000	89,121
New Jersey Tobacco Settlement Fing. Corp. Series 2018 A, 5% 6/1/24	255,000	257,917
New Jersey Trans. Trust Fund Auth.:
Series 2004 A, 5.75% 6/15/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	100,000	104,127
Series 2006 C, 0% 12/15/24	260,000	247,622
Series 2008 A, 0% 12/15/25	155,000	141,792
Series 2014 AA, 5% 6/15/25	100,000	101,451
TOTAL NEW JERSEY		4,951,634
New Mexico - 0.3%
New Mexico Edl. Assistance Foundation Series 2021 1A, 5% 9/1/23 (c)	100,000	100,083
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Bonds Series 2019 A, 5%, tender 5/1/25 (b)	305,000	311,497
TOTAL NEW MEXICO		411,580
New York - 0.9%
Genesee County Fdg. Corp. (Rochester Reg'l. Health Proj.) Series 2022 A:
5% 12/1/24	175,000	177,535
5% 12/1/25	175,000	179,484
New York City Indl. Dev. Agcy. Rev. Series 2021 A, 5% 1/1/26 (Assured Guaranty Muni. Corp. Insured)	35,000	36,308
New York Metropolitan Trans. Auth. Rev. Series 2017 B, 5% 11/15/23	390,000	391,666
New York Trans. Dev. Corp. (Term. 4 JFK Int'l. Arpt. Proj.) Series 2020 A, 5% 12/1/25 (c)	45,000	46,059
Triborough Bridge & Tunnel Auth. Revs. Series 2023 A, 5% 11/15/24	630,000	645,549
TOTAL NEW YORK		1,476,601
New York And New Jersey - 0.7%
Port Auth. of New York & New Jersey:
Series 177, 5% 7/15/23 (c)	235,000	235,076
Series 178, 5% 12/1/23 (c)	135,000	135,688
Series 186, 5% 10/15/23 (c)	100,000	100,341
Series 193, 5% 10/15/25 (c)	265,000	272,618
Series 2017 202, 5% 10/15/23 (c)	225,000	225,767
Series 2018, 5% 9/15/25 (c)	145,000	148,987
TOTAL NEW YORK AND NEW JERSEY		1,118,477
North Carolina - 0.4%
Charlotte Int'l. Arpt. Rev. Series 2017 B, 5% 7/1/23 (c)	130,000	130,000
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Bonds:
Series 2018 C, 3.45%, tender 10/31/25 (b)	335,000	333,921
Series 2021 B, 5%, tender 12/2/24 (b)	115,000	117,637
TOTAL NORTH CAROLINA		581,558
Ohio - 0.5%
American Muni. Pwr., Inc. Rev. Series 2021 A, 5% 2/15/24	200,000	202,001
Miami Univ. Series 2022 A, 5% 9/1/23	50,000	50,123
Ohio Higher Ed. Facilities Commission Healthcare Rev. Series 2022, 5% 1/1/25	200,000	201,989
Ohio Higher Edl. Facility Commission Rev. Bonds (Case Western Reserve Univ. Proj.) Series 2019 C, 1.625%, tender 12/1/26 (b)	70,000	65,397
Ohio Hosp. Facilities Rev. Series 2017 A, 5% 1/1/25	215,000	220,574
Ohio Tpk. Commission Tpk. Rev. (Infrastructure Projs.) Series 2022 A, 5% 2/15/25	105,000	108,184
TOTAL OHIO		848,268
Oklahoma - 0.5%
Oklahoma County Independent School District #89 Oklahoma City Series 2023 A, 3% 7/1/26	700,000	697,968
Univ. of Oklahoma Gen. Rev. Series 2021 A, 5% 7/1/23 (Assured Guaranty Muni. Corp. Insured)	150,000	150,000
TOTAL OKLAHOMA		847,968
Oregon - 0.4%
Oregon Bus. Dev. Commission Recovery Zone Facility Bonds (Intel Corp. Proj.) Series 232, 2.4%, tender 8/14/23 (b)	125,000	124,770
Port of Portland Arpt. Rev.:
Series 2022, 5% 7/1/25 (c)	195,000	198,987
Series 26 C, 5% 7/1/24 (c)	300,000	303,477
TOTAL OREGON		627,234
Pennsylvania - 3.7%
Allegheny County Hosp. Dev. Auth. Rev. Series 2019 A, 5% 7/15/23	315,000	315,122
Delaware County Auth. Univ. Rev. Series 2014, 5% 8/1/23	150,000	150,182
Monroeville Fin. Auth. UPMC Rev. Series 2023 C:
5% 5/15/24	260,000	263,439
5% 5/15/25	195,000	200,754
Pennsylvania Econ. Dev. Fing. Auth.:
Series 2023 A2:
5% 5/15/24	430,000	435,687
5% 5/15/26	500,000	522,747
Series 2023 B:
5% 5/15/24	260,000	263,439
5% 5/15/25	275,000	283,114
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.):
Series 2019 A, 3.7%, tender 7/17/23 (b)(c)	400,000	399,975
Series 2019 B1, 3.7%, tender 7/17/23 (b)(c)	400,000	399,975
(Republic Svcs., Inc. Proj.) Series 2014, 4.05%, tender 7/3/23 (b)(c)	2,500,000	2,500,000
(Waste Mgmt., Inc. Proj.) Series 2021 A, SIFMA Municipal Swap Index + 0.400% 4.41%, tender 7/6/23 (b)(c)(f)	100,000	98,236
Pennsylvania Hsg. Fin. Agcy. Series 2021 135 B:
5% 4/1/24 (c)	10,000	10,074
5% 4/1/25 (c)	15,000	15,277
Philadelphia Gas Works Rev. Series 2015 13, 5% 8/1/24	100,000	101,532
TOTAL PENNSYLVANIA		5,959,553
Rhode Island - 0.6%
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev.:
Series 2012, 5% 11/1/24	115,000	115,136
Series 2023:
5% 11/1/25	500,000	520,944
5% 11/1/26	350,000	370,962
TOTAL RHODE ISLAND		1,007,042
South Carolina - 0.8%
Patriots Energy Group Fing. Agcy. Bonds Series 2018 A, 4%, tender 2/1/24 (b)	545,000	545,056
South Carolina Pub. Svc. Auth. Rev.:
Series 2013, 5% 12/1/25	350,000	362,306
Series 2022 A, 5% 12/1/24	315,000	321,380
TOTAL SOUTH CAROLINA		1,228,742
Tennessee - 0.5%
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2021 C, 1.875% 7/1/25 (c)	80,000	75,316
Tennergy Corp. Gas Rev. Bonds Series 2019 A, 5%, tender 10/1/24 (b)	715,000	723,566
TOTAL TENNESSEE		798,882
Texas - 4.7%
Austin Arpt. Sys. Rev.:
Series 2019, 5% 11/15/24 (c)	125,000	126,782
Series 2022, 5% 11/15/25 (c)	105,000	108,010
Dallas Fort Worth Int'l. Arpt. Rev. Series 2013 E, 5% 11/1/23 (c)	100,000	100,270
Dallas Gen. Oblig. Series 2023 A, 5% 2/15/25	610,000	628,595
El Paso Gen. Oblig. Series 2021 C, 5% 8/15/23	75,000	75,131
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Bonds:
Series 2019 B, 5%, tender 12/1/24 (b)	205,000	208,842
Series 2020 A, 0.9%, tender 5/15/25 (b)	155,000	145,750
Houston Arpt. Sys. Rev. Series 2021 A, 5% 7/1/25 (c)	500,000	511,571
Houston Independent School District Bonds Series 2023 C, 4%, tender 6/1/25 (b)	435,000	439,955
Magnolia Independent School District Series 2023, 5% 8/15/24	475,000	484,733
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.) Series 2020 A, 3.875%, tender 8/1/23 (b)(c)	1,800,000	1,799,957
(Waste Mgmt., Inc. Proj.) Series 2020 A, 4%, tender 9/1/23 (b)(c)	500,000	500,109
North Texas Tollway Auth. Rev.:
Series 2017 B, 5% 1/1/24	5,000	5,006
Series 2021 B, 5% 1/1/26	65,000	67,855
Northside Independent School District Bonds Series 2023 B, 3%, tender 8/1/29 (b)	630,000	619,445
Port of Houston Auth. Series 2021, 5% 10/1/23	105,000	105,419
San Antonio Elec. & Gas Sys. Rev.:
Bonds Series 2018, SIFMA Municipal Swap Index + 0.870% 4.88%, tender 12/1/25 (b)(f)	455,000	455,022
Series 2022, 5% 2/1/26	50,000	52,394
San Antonio Wtr. Sys. Rev. Bonds Series 2013 F, 1%, tender 11/1/26 (b)	1,000,000	884,341
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Bonds (Baylor Scott & White Health Proj.) Series 2022 E, 5%, tender 5/15/26 (b)	225,000	233,781
TOTAL TEXAS		7,552,968
Utah - 0.1%
Salt Lake City Arpt. Rev. Series 2018 A, 5% 7/1/24 (c)	105,000	106,146
Virginia - 0.5%
Gloucester County Indl. Dev. Auth. Bonds Series 2003 A, 3.95%, tender 5/1/24 (b)(c)	800,000	799,451
Washington - 0.9%
King County Swr. Rev. Bonds Series 2020 B, 0.875%, tender 1/1/26 (b)	135,000	125,856
Port of Seattle Rev.:
Series 2015 B, 5% 3/1/24	100,000	101,037
Series 2015 C, 5% 4/1/24 (c)	100,000	100,904
Series 2016, 5% 2/1/25	120,000	123,102
Series 2021 C:
5% 8/1/23 (c)	100,000	100,079
5% 8/1/24 (c)	205,000	207,773
Series 2022 B:
5% 8/1/24 (c)	160,000	162,164
5% 8/1/25 (c)	150,000	153,854
5% 8/1/26 (c)	95,000	98,776
Washington Gen. Oblig. Series 2015 E, 5% 7/1/25	270,000	277,483
TOTAL WASHINGTON		1,451,028
Wisconsin - 2.4%
Pub. Fin. Auth. Health Care Sys. Rev. Series 2023 A, 5% 10/1/24	280,000	286,065
Pub. Fin. Auth. Solid Waste Bonds (Waste Mgmt., Inc. Proj.):
Series 2017 A, 3.875%, tender 8/1/23 (b)(c)	400,000	399,964
Series 2017 A2, 3.875%, tender 8/1/23 (b)(c)	1,500,000	1,499,865
Wisconsin Health & Edl. Facilities:
(Agnesian Healthcare Proj.) Series 2017, 5% 7/1/23	100,000	100,000
Series 2016 A, 4% 11/15/46 (Pre-Refunded to 5/15/26 @ 100)	885,000	904,567
Wisconsin Health & Edl. Facilities Auth. Rev.:
Series 2018 B2, 5%, tender 6/24/26 (b)	330,000	345,139
Series 2022, 5% 10/1/25	360,000	373,434
Wisconsin Hsg. & Econ. Dev. Auth. Hsg. Rev. Bonds Series 2021 C, 0.61%, tender 5/1/24 (b)	15,000	14,493
TOTAL WISCONSIN		3,923,527
TOTAL MUNICIPAL BONDS (Cost $79,033,233)		78,181,379

Municipal Notes - 53.8%
	Principal Amount (a)	Value ($)
Alabama - 2.0%
Birmingham Indl. Dev. Board Solid Waste Rev. (American Cast Iron Pipe Co. Proj.) Series 2000, 4.5% 7/7/23, LOC Bank of America NA, VRDN (b)(c)	180,000	180,000
Black Belt Energy Gas District Participating VRDN:
Series XF 30 73, 4.36% 7/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(g)(h)	1,000,000	1,000,000
Series ZL 03 96, 4.31% 7/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(g)(h)	300,000	300,000
Series ZL 03 97, 4.31% 7/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(g)(h)	300,000	300,000
Health Care Auth. for Baptist Health Series 2013 B, 5.3% 7/7/23, VRDN (b)	300,000	300,000
Southeast Energy Auth. Rev. Bonds Participating VRDN Series XG 04 10, 4.31% 7/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(g)(h)	1,100,000	1,100,000
TOTAL ALABAMA		3,180,000
Arizona - 2.6%
Maricopa County Poll. Cont. Rev. Series 2009 C, 4.15% 7/7/23, VRDN (b)	3,550,000	3,550,000
Mizuho Cap. Markets LLC Participating VRDN:
Series XF 30 93, 4.41% 7/7/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)	400,000	400,000
Series XF 30 94, 4.41% 7/7/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)	200,000	200,000
TOTAL ARIZONA		4,150,000
California - 10.0%
California Cmnty. Choice Fing. Auth. Clean Energy Proj. Rev. Participating VRDN Series XF 30 07, 4.36% 7/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(g)(h)	2,005,000	2,005,000
California Hsg. Fin. Auth. Multi-family Participating VRDN Series Floaters BAML 60 02, 4.36% 8/4/23 (Liquidity Facility Bank of America NA) (b)(g)(h)(i)	600,000	600,000
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. Participating VRDN:
Series Floater MIZ 91 13, 4.51% 8/4/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)(i)	800,000	800,000
Series MIZ 91 22, 4.45% 7/3/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(c)(g)(h)	3,700,000	3,700,000
Los Angeles Cmnty. Redev. Agcy. Multi-family Hsg. Rev. Participating VRDN Series 2022 MIZ 90 89, 4.2% 7/3/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(c)(g)(h)	3,405,000	3,405,000
Mizuho Floater / Residual Trust V Participating VRDN Series Floater MIZ 90 97, 4.51% 7/7/23, LOC Mizuho Cap. Markets LLC (b)(g)(h)	200,000	200,000
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Participating VRDN Series XM 10 54, 4.31% 7/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(g)(h)	2,300,000	2,300,000
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Participating VRDN Series 2022 XF 30 51, 4.31% 7/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(g)(h)	900,000	900,000
San Francisco City & County Multi-family Hsg. Rev. Participating VRDN Series MIZ 91 15, 4.51% 8/4/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)(i)	2,200,000	2,200,000
TOTAL CALIFORNIA		16,110,000
Colorado - 0.9%
Colorado Health Facilities Auth. Rev. Bonds Participating VRDN Series XM 10 61, 4.31% 7/6/23 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	300,000	300,000
Denver City & County Arpt. Rev. Participating VRDN:
Series Floaters XM 07 15, 4.26% 7/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(g)(h)	800,000	800,000
Series XM 10 20, 4.31% 7/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(g)(h)	300,000	300,000
TOTAL COLORADO		1,400,000
Florida - 1.9%
Cap. Trust Agcy. Edl. Facilities Rev. Participating VRDN Series XF 30 98, 4.41% 7/7/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)	200,000	200,000
Hillsborough County Aviation Auth. Rev. Participating VRDN Series XL 02 90, 4.31% 7/7/23 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)(g)(h)	500,000	500,000
Lee Memorial Health Sys. Hosp. Rev. Series 2019 B, 4.47% 7/7/23, VRDN (b)	1,440,000	1,440,000
Miami Dade County Hsg. Multifamily Hsg. Rev. Participating VRDN Series Floater MIZ 90 87, 4.51% 8/4/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)(i)	200,000	200,000
Miami-Dade County Aviation Rev. Participating VRDN Series XM 08 70, 4.26% 7/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(g)(h)	200,000	200,000
Mizuho Cap. Markets LLC Participating VRDN Series XF 30 96, 4.41% 7/7/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)	500,000	500,000
TOTAL FLORIDA		3,040,000
Georgia - 0.7%
Bartow County Dev. Auth. (Georgia Pwr. Co. Plant Bowen Proj.) Series 2022, 4% 7/3/23, VRDN (b)(c)	975,000	975,000
Buford Hsg. Auth. Multifamily Participating VRDN Series XF 31 18, 4.41% 7/7/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)	200,000	200,000
TOTAL GEORGIA		1,175,000
Hawaii - 1.7%
Hawaii Arpts. Sys. Rev. Participating VRDN:
Series XG 03 86, 4.31% 7/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(g)(h)	200,000	200,000
Series XM 10 55, 4.31% 7/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(g)(h)	2,500,000	2,500,000
TOTAL HAWAII		2,700,000
Illinois - 5.0%
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN:
Series 2022 XL 03 14, 4.31% 7/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(g)(h)	1,300,000	1,300,000
Series XM 10 38, 4.31% 7/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(g)(h)	800,000	800,000
Series XM 10 41, 4.33% 7/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(g)(h)	1,400,000	1,400,000
Series XM 10 78, 4.33% 7/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(g)(h)	2,600,000	2,600,000
Series XX 12 43, 4.26% 7/7/23 (Liquidity Facility Barclays Bank PLC) (b)(c)(g)(h)	800,000	800,000
Illinois Fin. Auth. Edl. Facilities Rev. Participating VRDN Series XF 30 97, 4.41% 7/7/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)	500,000	500,000
Village of Oswego Indl. Dev. (Griffith Laboratories Worldwide, Inc.) Series 1995, 4.3% 7/7/23, LOC Wells Fargo Bank NA, VRDN (b)(c)	720,000	720,000
TOTAL ILLINOIS		8,120,000
Kentucky - 1.7%
Kentucky Tpk. Auth. Econ. Dev. Road Rev. Participating VRDN Series XF 24 84, 3.93% 7/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(g)(h)	300,000	300,000
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. (Louisville Gas And Elec. Co. Proj.) Series 2007 B, 4.6% 7/7/23, VRDN (b)	1,100,000	1,100,000
Meade County Indl. Bldg. Rev. (Nucor Steel Brandenburg Proj.) Series 2020 A1, 4.93% 7/3/23, VRDN (b)(c)	1,300,000	1,300,000
TOTAL KENTUCKY		2,700,000
Louisiana - 5.1%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 A1, 4.41% 7/7/23, VRDN (b)	8,195,000	8,195,000
Maryland - 0.4%
Baltimore County Gen. Oblig. Participating VRDN Series 2022 032, 4.36% 8/11/23 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	200,000	200,000
Integrace Obligated Group Participating VRDN Series 2022 024, 4.36% 8/11/23 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	400,000	400,000
TOTAL MARYLAND		600,000
Missouri - 0.3%
Kansas City Indl. Dev. Auth. Participating VRDN Series XL 03 3, 4.33% 7/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(g)(h)	500,000	500,000
New Jersey - 0.7%
New Jersey Trans. Trust Fund Auth. Participating VRDN Series XM 10 47, 4.31% 7/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	1,200,000	1,200,000
New Mexico - 0.1%
New Mexico St Hosp. Equip. Ln. Co. Participating VRDN Series 2022 034, 4.36% 8/11/23 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	205,000	205,000
New York - 9.4%
Albany City School District BAN Series 2023 B, 4.75% 6/27/24	400,000	404,379
New York City Gen. Oblig. Series 2012 2, 4.21% 7/10/23, VRDN (b)	8,805,000	8,804,995
New York Dorm. Auth. Rev. Participating VRDN Series XF 13 28, 4.31% 7/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	300,000	300,000
New York Metropolitan Trans. Auth. Rev. Participating VRDN:
Series XF 13 21, 4.33% 7/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	400,000	400,000
Series XF 13 55, 4.33% 7/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	2,300,000	2,300,000
New York Thruway Auth. Gen. Rev. Participating VRDN Series XM 08 31, 4.26% 7/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(g)(h)	300,000	300,000
RIB Floater Trust Various States Participating VRDN Series Floater 2022 007, 4.46% 8/11/23 (Liquidity Facility Barclays Bank PLC) (b)(c)(g)(h)	2,600,000	2,600,000
TOTAL NEW YORK		15,109,374
Ohio - 1.4%
Allen County Hosp. Facilities Rev. Series 2012 B, 4.35% 7/7/23 (Liquidity Facility Ohio Gen. Oblig.), VRDN (b)	875,000	875,000
Ohio Hosp. Rev.:
Series 2013 B, 4.41% 7/7/23, VRDN (b)	500,000	500,000
Series 2015 B, 4.41% 7/6/26, VRDN (b)	900,000	900,000
TOTAL OHIO		2,275,000
Oklahoma - 0.5%
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Series 2020 B, 4.49% 7/6/26, VRDN (b)	750,000	750,000
Steele Duncan Plaza, LLC Participating VRDN Series MIZ 91 03, 4.51% 8/4/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)(i)	132,959	132,959
TOTAL OKLAHOMA		882,959
Pennsylvania - 1.4%
Montgomery County Higher Ed. & Health Auth. Rev. Series 2018 D, 4.45% 7/6/26, VRDN (b)	800,000	800,000
Philadelphia Auth. for Indl. Dev. Series 2017 B, 4.45% 7/6/26, VRDN (b)	1,450,000	1,450,000
TOTAL PENNSYLVANIA		2,250,000
South Carolina - 0.1%
Greenville Hosp. Sys. Facilities Rev. Participating VRDN Series XF 01 45, 4.21% 7/7/23 (Liquidity Facility Toronto-Dominion Bank) (b)(g)(h)	100,000	100,000
Texas - 5.9%
Austin Arpt. Sys. Rev. Participating VRDN Series XG 04 27, 4.26% 7/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(g)(h)	400,000	400,000
Ep Machuca Lp Participating VRDN Series MIZ 91 04, 4.51% 8/4/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)(i)	200,000	200,000
Mizuho Floater / Residual Trust V Participating VRDN Series MIZ 91 24, 4.51% 8/4/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)(i)	1,300,000	1,300,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 4.55% 7/3/23, VRDN (b)	800,000	800,000
Series 2004, 5.08% 7/7/23, VRDN (b)(c)	5,400,000	5,400,000
Series 2010 D:
5% 7/7/23, VRDN (b)	1,100,000	1,100,000
5.03% 7/7/23, VRDN (b)	100,000	100,000
Texas St Technical College Sys. Participating VRDN Series 2022 XF 14 11, 4.21% 7/7/23 (Liquidity Facility Bank of America NA) (b)(g)(h)	200,000	200,000
TOTAL TEXAS		9,500,000
Utah - 0.9%
Salt Lake City Arpt. Rev. Participating VRDN:
Series XM 08 82, 4.26% 7/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(g)(h)	200,000	200,000
Series XM 11 07, 4.45% 7/3/23 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(g)(h)	1,200,000	1,200,000
TOTAL UTAH		1,400,000
Virginia - 0.2%
Lynchburg Econ. Dev. Participating VRDN Series XL 00 75, 4.31% 7/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	300,000	300,000
Washington - 0.1%
Washington Econ. Dev. Fin. Auth. Rev. Participating VRDN Series Floaters 005, 4.36% 8/11/23 (Liquidity Facility Barclays Bank PLC) (b)(c)(g)(h)	100,000	100,000
West Virginia - 0.2%
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2018 E, 4.46% 7/6/26, VRDN (b)	375,000	375,000
Wisconsin - 0.6%
Kestrel Heights Facilities, Ll Participating VRDN Series XF 30 95, 4.41% 7/7/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)	300,000	300,000
Pub. Fin. Auth. Ed. Rev. Mountain Island Charter School Participating VRDN Series XF 30 99, 4.41% 7/7/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)	300,000	300,000
Waushara County Wis BAN Series 2023 A, 4.75% 12/1/23	400,000	400,502
TOTAL WISCONSIN		1,000,502
TOTAL MUNICIPAL NOTES (Cost $86,567,577)		86,567,835

TOTAL INVESTMENT IN SECURITIES - 102.4% (Cost $165,600,810)	164,749,214
NET OTHER ASSETS (LIABILITIES) - (2.4)%	(3,886,841)
NET ASSETS - 100.0%	160,862,373

Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,415,650 or 3.4% of net assets.

(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(g)	Provides evidence of ownership in one or more underlying municipal bonds.
(h)	Coupon rates are determined by re-marketing agents based on current market conditions.
(i)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,432,959 or 3.4% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
California Hsg. Fin. Auth. Multi-family Participating VRDN Series Floaters BAML 60 02, 4.36% 8/4/23 (Liquidity Facility Bank of America NA)	5/26/23	600,000

California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. Participating VRDN Series Floater MIZ 91 13, 4.51% 8/4/23 (Liquidity Facility Mizuho Cap. Markets LLC)	6/22/23	800,000

Ep Machuca Lp Participating VRDN Series MIZ 91 04, 4.51% 8/4/23 (Liquidity Facility Mizuho Cap. Markets LLC)	8/05/22	200,000

Miami Dade County Hsg. Multifamily Hsg. Rev. Participating VRDN Series Floater MIZ 90 87, 4.51% 8/4/23 (Liquidity Facility Mizuho Cap. Markets LLC)	1/27/22	200,000

Mizuho Floater / Residual Trust V Participating VRDN Series MIZ 91 24, 4.51% 8/4/23 (Liquidity Facility Mizuho Cap. Markets LLC)	1/27/23	1,300,000

San Francisco City & County Multi-family Hsg. Rev. Participating VRDN Series MIZ 91 15, 4.51% 8/4/23 (Liquidity Facility Mizuho Cap. Markets LLC)	12/19/22 - 1/30/23	2,200,000

Steele Duncan Plaza, LLC Participating VRDN Series MIZ 91 03, 4.51% 8/4/23 (Liquidity Facility Mizuho Cap. Markets LLC)	8/11/22	126,939

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund 4.23%	8,524,997	7,149,994	15,675,000	60,450	-	9	-	0.0%
Total	8,524,997	7,149,994	15,675,000	60,450	-	9	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities	164,749,214	-	164,749,214	-

Total Investments in Securities:	164,749,214	-	164,749,214	-
Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		June 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule Unaffiliated issuers (cost $165,600,810):		$164,749,214
Receivable for fund shares sold		189,206
Interest receivable		1,252,363
Distributions receivable from Fidelity Central Funds		3,766
Other receivables		2
Total assets		166,194,551
Liabilities
Payable to custodian bank	$965,078
Payable for investments purchased
Regular delivery	2,000,000
Delayed delivery	1,807,545
Payable for fund shares redeemed	131,378
Distributions payable	428,177
Total Liabilities		5,332,178
Net Assets		$160,862,373
Net Assets consist of:
Paid in capital		$161,705,924
Total accumulated earnings (loss)		(843,551)
Net Assets		$160,862,373
Net Asset Value , offering price and redemption price per share ($160,862,373 ÷ 16,133,438 shares)		$9.97

Statement of Operations
		Six months ended June 30, 2023 (Unaudited)
Investment Income
Interest		$2,187,021
Income from Fidelity Central Funds		60,450
Total Income		2,247,471
Expenses
Independent trustees' fees and expenses	$266
Total expenses before reductions	266
Expense reductions	(6)
Total expenses after reductions		260
Net Investment income (loss)		2,247,211
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	2,785
Total net realized gain (loss)		2,785
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	141,950
Fidelity Central Funds	9
Total change in net unrealized appreciation (depreciation)		141,959
Net gain (loss)		144,744
Net increase (decrease) in net assets resulting from operations		$2,391,955

Statement of Changes in Net Assets

	Six months ended June 30, 2023 (Unaudited)	Year ended December 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,247,211	$1,743,736
Net realized gain (loss)	2,785	2,931
Change in net unrealized appreciation (depreciation)	141,959	(1,094,837)
Net increase (decrease) in net assets resulting from operations	2,391,955	651,830
Distributions to shareholders	(2,244,760)	(1,742,874)

Share transactions
Proceeds from sales of shares	43,303,274	96,062,017
Reinvestment of distributions	20	-
Cost of shares redeemed	(31,713,522)	(91,447,126)

Net increase (decrease) in net assets resulting from share transactions	11,589,772	4,614,891
Total increase (decrease) in net assets	11,736,967	3,523,847

Net Assets
Beginning of period	149,125,406	145,601,559
End of period	$160,862,373	$149,125,406

Other Information
Shares
Sold	4,341,390	9,635,807
Issued in reinvestment of distributions	2	-
Redeemed	(3,179,833)	(9,179,850)
Net increase (decrease)	1,161,559	455,957

Fidelity Flex® Conservative Income Municipal Bond Fund

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$9.96	$10.03	$10.04	$10.02	$9.98	$9.98
Income from Investment Operations
Net investment income (loss) A,B	.143	.118	.052	.121	.192	.179
Net realized and unrealized gain (loss)	.010	(.069)	(.007)	.026	.044	(.004)
Total from investment operations	.153	.049	.045	.147	.236	.175
Distributions from net investment income	(.143)	(.119)	(.054)	(.125)	(.193)	(.174)
Distributions from net realized gain	-	-	(.001)	(.002)	(.003)	(.001)
Total distributions	(.143)	(.119)	(.055)	(.127)	(.196)	(.175)
Net asset value, end of period	$9.97	$9.96	$10.03	$10.04	$10.02	$9.98
Total Return C,D	1.54%	.49%	.45%	1.48%	2.39%	1.77%
Ratios to Average Net Assets B,E,F
Expenses before reductions G	-% H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any G	-% H	-%	-%	-%	-%	-%
Expenses net of all reductions G	-% H	-%	-%	-%	-%	-%
Net investment income (loss)	2.90% H	1.19%	.52%	1.21%	1.92%	1.81%
Supplemental Data
Net assets, end of period (000 omitted)	$160,862	$149,125	$145,602	$80,067	$54,558	$36,787
Portfolio turnover rate I	84% H	58%	44%	36%	52%	11%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Amount represents less than .005%.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended June 30, 2023

1. Organization.
Fidelity Flex Conservative Income Municipal Bond Fund (the Fund) is a fund of Fidelity Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares.   Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts and advisory programs offered by Fidelity.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2023 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost.   Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   market discount.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$13,078
Gross unrealized depreciation	(861,350)
Net unrealized appreciation (depreciation)	$(848,272)
Tax cost	$165,597,486

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Flex Conservative Income Municipal Bond Fund	38,904,741	28,515,000

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
7. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $6.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2023 to June 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During Period- C January 1, 2023 to June 30, 2023

Fidelity Flex® Conservative Income Municipal Bond Fund	-%- D
Actual		$ 1,000	$ 1,015.40	$- E
Hypothetical- B		$ 1,000	$ 1,024.79	$- E

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.
D   Amount represents less than .005%.

E   Amount represents less than $.005.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Flex Conservative Income Municipal Bond Fund

At its March 2023 meeting, the Board of Trustees, including the Independent Trustees (together the Board), voted to approve   amended and restated sub-advisory agreements with each of FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K), and Fidelity Management & Research (Japan) Limited (FMR Japan) for the fund (the Amended Contracts) to decrease the sub-advisory fee paid by Fidelity Management & Research Company LLC (FMR), the fund's investment adviser, to FMR UK, FMR H.K, and FMR Japan on behalf of the fund by 5 basis points, effective April 1, 2023. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.
Nature, Extent, and Quality of Services Provided. The Board previously received and considered materials relating to the nature, extent and quality of services provided by FMR UK, FMR H.K and FMR Japan to the fund, including the resources dedicated to investment management and support services, shareholder and administrative services, the benefits to shareholders of investment in a large fund family and the investment performance of the fund in connection with the annual renewal of the fund's current management contract and current sub-advisory agreements (together, the Current Advisory Contracts). At its September 2022 meeting, the Board concluded that the nature, extent and quality of the services to be provided to the fund under the Current Advisory Contracts should continue to benefit the fund's shareholders. In connection with its approval of the Amended Contracts at its March 2023 meeting, the Board noted that such approval would not change the fund's portfolio managers, the investment processes, the level or nature of services provided, the resources and personnel allocated or trading and compliance operations. The Board concluded that the nature, extent, and quality of services to be provided to the fund under the Amended Contracts will continue to benefit the fund's shareholders.
Competitiveness of Management Fee and Total Expense Ratio. The Board noted that the fund is available exclusively through certain Fidelity fee-based accounts and advisory programs. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR is indirectly compensated for its services out of Fidelity fee-based account and advisory program fee. The Board also considered that FMR or an affiliate undertakes to pay all operating expenses of the fund with limited exceptions. Based on its review the Board considered that the fund does not pay a management fee and concluded that at its September 2002 meeting that the fund's total expense ratio was reasonable in light of the services the fund and its shareholders receive and the other factors considered.
The Board considered that it previously reviewed information regarding the level of Fidelity's profits in respect of all Fidelity funds. Because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund, with limited exceptions, the Board did not consider the costs and services provided by and the profits realized by Fidelity in connection with the operation of the fund to be relevant in its decision to approve the Amended Contracts.
Economies of Scale. The Board did not consider the realization of economies of scale to be a material factor in its decision to approve the Amended Contracts because the fund pays no advisory fees and FMR or an affiliate will continue to bear all expenses of the fund with limited exceptions.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structure is fair and reasonable, and that the fund's Amended Contracts should be approved.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.9884864.105
XCB-SANN-0823
Fidelity® Conservative Income Municipal Bond Fund

Semi-Annual Report
June 30, 2023
Includes Fidelity and Fidelity Advisor share classes

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary June 30, 2023 (Unaudited)
Top Five States (% of Fund's net assets)

California	13.6
Texas	11.7
Illinois	10.2
New York	6.4
Kentucky	4.8

Revenue Sources (% of Fund's net assets)
Synthetics	27.6
General Obligations	14.2
Industrial Development	12.7
Resource Recovery	10.4
Transportation	8.1
State G.O.	7.0
Health Care	5.9
Others* (Individually Less Than 5%)	14.1
100.0

*Includes net other assets

Quality Diversification (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Maturity Diversification (% of Fund's Investments)
Days
1 - 7	41.7
8 - 30	3.3
31 - 60	12.2
61 - 90	1.3
91 - 180	7.2
> 180	34.3

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Schedule of Investments June 30, 2023 (Unaudited)

Showing Percentage of Net Assets
Municipal Bonds - 53.3%
	Principal Amount (a)	Value ($)
Alabama - 1.1%
Black Belt Energy Gas District:
Bonds Series 2018 A, 4%, tender 12/1/23 (b)	3,400,000	3,398,881
Series 2021 C1, 4% 12/1/23	1,400,000	1,400,664
Series 2022 C:
5.25% 12/1/23	530,000	532,673
5.25% 6/1/24	145,000	146,594
Series 2022 C1:
5.25% 12/1/24	405,000	411,737
5.25% 12/1/25	530,000	545,121
5.25% 6/1/26	1,225,000	1,267,497
Series 2022 E:
5% 6/1/24	1,520,000	1,536,474
5% 6/1/25	1,585,000	1,616,768
5% 6/1/26	2,185,000	2,252,613
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds (Alabama Pwr. Co. Barry Plant Proj.):
Series 2007 C, 4.13%, tender 6/16/26 (b)	1,380,000	1,380,000
Series 2008, 2.9%, tender 12/12/23 (b)	600,000	597,525
Southeast Alabama Gas Supply District Bonds:
(Proj. No. 2) Series 2018 A, 4%, tender 6/1/24 (b)	9,915,000	9,895,804
Series 2018 A, 4%, tender 4/1/24 (b)	1,185,000	1,183,261
Southeast Energy Auth. Rev. Bonds (Proj. No. 2) Series 2021 B1:
4% 6/1/24	510,000	510,132
4% 6/1/25	615,000	614,798
TOTAL ALABAMA		27,290,542
Alaska - 0.1%
Alaska Int'l. Arpts. Revs. Series 2021 C, 5% 10/1/25 (c)	1,695,000	1,740,147
Arizona - 1.9%
Arizona Health Facilities Auth. Rev. (Scottsdale Lincoln Hospitals Proj.) Series 2014 A, 5% 12/1/24	1,000,000	1,022,051
Chandler Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Intel Corp. Proj.):
Series 2007, 2.7%, tender 8/14/23 (b)(c)	2,050,000	2,046,107
Series 2019, 5%, tender 6/3/24 (b)(c)	32,185,000	32,432,821
Coconino County Poll. Cont. Corp. Rev. Bonds (Navada Pwr. Co. Projs.) Series 2017 A, 4.125%, tender 3/31/26 (b)(c)	1,060,000	1,064,116
Maricopa County Rev. Bonds:
Series 2023 A1, 5%, tender 5/15/26 (b)	3,760,000	3,927,920
Series C, 5%, tender 10/18/24 (b)	945,000	964,354
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2013, 5% 7/1/23 (Escrowed to Maturity) (c)	525,000	525,000
Series 2017 A, 5% 7/1/23 (c)	500,000	500,000
Series 2018, 5% 7/1/24 (c)	785,000	794,935
Series 2023:
5% 7/1/24 (c)	900,000	911,391
5% 7/1/26 (c)	1,815,000	1,891,571
Yuma Pledged Rev. Series 2021:
4% 7/1/23	325,000	325,000
4% 7/1/24	300,000	302,217
TOTAL ARIZONA		46,707,483
California - 3.9%
California Health Facilities Fing. Auth. Rev. Bonds Series 2016 B2, 4%, tender 10/1/24 (b)	4,185,000	4,196,421
California Muni. Fin. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.):
Series 2021 A, 4.1%, tender 10/2/23 (b)(c)	4,150,000	4,151,846
Series 2021 B, 3.6%, tender 7/17/23 (b)(c)	4,400,000	4,399,525
(Waste Mgmt., Inc. Proj.) Series 2009 A, 1.3%, tender 2/3/25 (b)(d)	750,000	721,320
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev.:
(Republic Svcs., Inc. Proj.) Series 2010 A, 3.875% 8/1/23 (b)(c)(d)	24,500,000	24,498,724
Bonds:
(Republic Svcs. INC. Proj.) Series 2023, 4.25%, tender 2/15/24 (b)(c)(d)(e)	19,100,000	19,099,427
(Republic Svcs., Inc. Proj.):
Series 2017 A1, 3.7%, tender 7/17/23 (b)(c)(d)	5,000,000	4,999,684
Series 2017 A2, 3.7%, tender 7/17/23 (b)(c)(d)	7,900,000	7,899,500
California Pub. Works Board Lease Rev. (Various Cap. Projs.) Series 2022 C, 5% 8/1/24	1,925,000	1,967,163
Los Angeles Dept. Arpt. Rev.:
Series 2019 A, 5% 5/15/24 (c)	705,000	714,024
Series 2020 C, 5% 5/15/24 (c)	500,000	506,400
Series 2022 C:
5% 5/15/25 (c)	1,475,000	1,511,810
5% 5/15/26 (c)	3,595,000	3,738,602
Series 2022 G, 5% 5/15/25 (c)	995,000	1,019,831
Series 2023 A:
5% 5/15/24 (c)	700,000	708,960
5% 5/15/25 (c)	465,000	476,604
5% 5/15/26 (c)	805,000	837,156
Series B, 5% 5/15/24 (c)	1,065,000	1,078,632
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Series 2019 B:
5% 7/1/23 (c)	500,000	500,000
5% 7/1/24 (c)	500,000	505,843
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2017 D, 5% 5/1/24 (c)	1,000,000	1,010,878
Series 2019 H, 5% 5/1/24 (Escrowed to Maturity) (c)	550,000	557,324
Series 2023 A:
5% 5/1/24 (c)	2,500,000	2,527,194
5% 5/1/25 (c)	1,510,000	1,543,625
5% 5/1/26 (c)	5,920,000	6,152,462
San Jose Int. Arpt. Rev. Series 2021 B, 5% 3/1/25	375,000	386,444
Vernon Elec. Sys. Rev. Series 2021 A, 5% 10/1/23	1,350,000	1,352,945
TOTAL CALIFORNIA		97,062,344
Colorado - 0.7%
Colorado Health Facilities Auth. Rev. Bonds:
Bonds Series 2016 C:
5%, tender 11/15/23 (b)	440,000	442,804
5%, tender 11/15/23 (b)	155,000	155,988
Series 2022 A:
5% 11/1/23	400,000	401,597
5% 11/1/24	430,000	437,610
5% 11/1/25	400,000	410,066
Colorado Univ. Co. Hosp. Auth. Rev. Bonds Series 2019 C, 5%, tender 11/15/24 (b)	700,000	708,127
Denver City & County Arpt. Rev.:
Series 2012 A, 5% 11/15/23 (c)	500,000	500,635
Series 2016 A, 5% 11/15/23	675,000	678,894
Series 2017 A, 5% 11/15/24 (c)	825,000	840,164
Series 2022 A:
5% 11/15/24 (c)	1,000,000	1,018,381
5% 11/15/25 (c)	1,850,000	1,904,726
Series 2022 D:
5% 11/15/25 (c)	4,000,000	4,118,327
5.25% 11/15/26 (c)	4,985,000	5,250,634
Vauxmont Metropolitan District Series 2020, 5% 12/1/23 (Assured Guaranty Muni. Corp. Insured)	195,000	196,152
TOTAL COLORADO		17,064,105
Connecticut - 1.6%
Connecticut Gen. Oblig.:
Series 2013 A, 5% 3/1/25 (b)	1,075,000	1,068,592
Series 2016 B, 5% 5/15/25	505,000	523,325
Series 2016 D, 5% 8/15/23	600,000	601,192
Series 2016 E, 5% 10/15/23	1,210,000	1,216,151
Series 2021 D, 5% 7/15/24	1,760,000	1,794,776
Series A:
3% 1/15/24	500,000	499,544
3% 4/15/24	500,000	499,509
4% 1/15/24	465,000	467,176
Series C, 5% 12/15/23	735,000	741,080
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds:
Series 1999 U2, 1.1%, tender 2/11/25 (b)	3,600,000	3,454,475
Series 2010 A3, 0.25%, tender 2/9/24 (b)	11,800,000	11,545,325
Series 2010 A4, 1.1%, tender 2/11/25 (b)	9,050,000	8,684,167
Series 2014 B, 1.8%, tender 7/1/24 (b)	980,000	961,482
Series 2017 B2, 3.2%, tender 7/1/26 (b)(e)	2,910,000	2,912,110
Series 2022 L, 5% 7/1/25	450,000	463,986
Series 2022 M, 5% 7/1/23	175,000	175,000
Connecticut Higher Ed. Supplemental Ln. Auth. Rev.:
(Chesla Ln. Prog.) Series 2017 A, 5% 11/15/23 (Escrowed to Maturity) (c)	690,000	693,275
(Chesla Loan Prog.) Series C, 5% 11/15/23 (Escrowed to Maturity)	225,000	226,474
Connecticut Hsg. Fin. Auth. Series A2, 0.4% 11/15/23 (c)	300,000	296,841
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Series 2021 C, 5% 1/1/24	1,340,000	1,351,715
Hartford Gen. Oblig. Series 2015 C, 5% 7/15/25 (Assured Guaranty Muni. Corp. Insured)	1,910,000	1,982,479
TOTAL CONNECTICUT		40,158,674
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. Bonds (Delmarva Pwr. & Lt. Co. Proj.) Series A, 1.05%, tender 7/1/25 (b)	580,000	549,074
Delaware Trans. Auth. Grant Series 2020, 5% 9/1/24	850,000	867,927
TOTAL DELAWARE		1,417,001
District Of Columbia - 0.8%
District of Columbia Gen. Oblig. Series 2021 D, 4% 2/1/24	325,000	326,653
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2014 A, 5% 10/1/26 (c)	950,000	960,181
Series 2018 A, 5% 10/1/24 (c)	5,675,000	5,761,243
Series 2020 A:
5% 10/1/23 (c)	1,910,000	1,915,039
5% 10/1/24 (c)	7,200,000	7,309,418
Series 2022 A, 5% 10/1/24 (c)	1,300,000	1,319,756
Washington Metropolitan Area Transit Auth. Series 2023 A, 5% 7/15/25	1,000,000	1,037,747
TOTAL DISTRICT OF COLUMBIA		18,630,037
Florida - 2.2%
Broward County Arpt. Sys. Rev.:
Series 2017, 5% 10/1/24 (c)	500,000	507,053
Series 2019 A, 5% 10/1/23 (c)	1,250,000	1,253,028
Broward County School Board Ctfs. of Prtn. Series 2022 A, 5% 7/1/25	1,590,000	1,645,622
Citizens Property Ins. Corp. Series 2015 A1, 5% 6/1/25	4,705,000	4,794,569
Duval County School Board Ctfs. of Prtn. Series 2022 A:
5% 7/1/25 (Assured Guaranty Muni. Corp. Insured)	2,795,000	2,887,317
5% 7/1/26 (Assured Guaranty Muni. Corp. Insured)	4,900,000	5,159,371
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev. Bonds Series 2023 C, 5%, tender 12/1/25 (b)	1,110,000	1,139,212
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2015 A, 5% 10/1/23 (c)	800,000	802,149
Series 2016 A, 5% 10/1/25 (Escrowed to Maturity) (c)	575,000	591,937
Hillsborough Co. Sldwst and Resource Receivables Series 2016 A, 5% 9/1/26 (c)	2,260,000	2,354,889
Hillsborough County Aviation Auth. Rev.:
Series 2013 A, 5.5% 10/1/24 (Pre-Refunded to 10/1/23 @ 100) (c)	1,420,000	1,426,369
Series 2018 E, 5% 10/1/23 (c)	225,000	225,491
Series 2022 A:
5% 10/1/24 (c)	4,570,000	4,634,460
5% 10/1/25 (c)	755,000	775,928
Jacksonville Spl. Rev. Series 2022 A:
5% 10/1/23	260,000	261,024
5% 10/1/24	580,000	592,635
5% 10/1/25	455,000	473,479
JEA Wtr. & Swr. Sys. Rev. Series A, 5% 10/1/23	895,000	898,719
Lee County Arpt. Rev. Series 2021 A:
5% 10/1/23 (c)	3,030,000	3,036,975
5% 10/1/24 (c)	1,530,000	1,550,653
Miami Dade County Hsg. Multifamily Hsg. Rev. Bonds Series 2023:
5%, tender 9/1/25 (b)	3,805,000	3,882,827
5%, tender 10/1/25 (b)	6,385,000	6,557,451
Miami-Dade County Aviation Rev.:
Series 2012 A, 5% 10/1/24	895,000	895,933
Series 2020 A, 5% 10/1/23	1,105,000	1,108,580
Miami-Dade County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. of Florida Proj.) Series 2018, 0.4%, tender 8/1/23 (b)(c)	2,400,000	2,392,125
Okeechobee County Solid Waste Rev. Bonds (Waste Mgmt., Inc.-Okeechobee Landfill Proj.) Series 2004 A, 0.55%, tender 7/1/24 (b)	1,500,000	1,449,887
Orlando Utils. Commission Util. Sys. Rev. Series 2013 A, 5% 10/1/24	500,000	512,427
Palm Beach County Arpt. Sys. Rev. Series 2016, 5% 10/1/23 (c)	1,325,000	1,329,038
Pasco County Tax Alloc Series 2023 A, 5.25% 9/1/25 (Assured Guaranty Muni. Corp. Insured)	250,000	259,959
Pasco County School Board Ctfs. of Prtn. Series 2022 A, 5% 8/1/26	1,045,000	1,102,415
TOTAL FLORIDA		54,501,522
Georgia - 4.0%
Atlanta Arpt. Rev.:
Series 2014 C, 5% 1/1/24 (c)	2,400,000	2,413,079
Series 2020 B, 5% 7/1/25 (c)	1,115,000	1,141,878
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Vogtle Proj.):
Series 1994 4, 3.8%, tender 5/21/26 (b)	2,970,000	2,966,990
Series 2012, 2.875%, tender 8/19/25 (b)	3,575,000	3,470,354
Fayette County Hosp. Auth. Rev. Bonds (Piedmont Healthcare, Inc. Proj.) Series 2019 A, 5%, tender 7/1/24 (b)	1,140,000	1,147,204
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2020 A, 4% 11/1/23	895,000	895,743
Series 2021 A:
5% 1/1/24	335,000	337,085
5% 1/1/25 (Assured Guaranty Muni. Corp. Insured)	200,000	204,161
Series 2022 A:
5% 7/1/24 (Assured Guaranty Muni. Corp. Insured)	335,000	339,403
5% 7/1/25 (Assured Guaranty Muni. Corp. Insured)	350,000	359,519
5% 7/1/26 (Assured Guaranty Muni. Corp. Insured)	365,000	383,788
Main Street Natural Gas, Inc.:
Bonds:
Series 2018 A, 4%, tender 9/1/23 (b)	6,305,000	6,311,226
Series 2018 B, 1 month U.S. LIBOR + 0.750% 4.214%, tender 7/3/23 (b)(f)	25,095,000	25,087,971
Series 2018 C, 4%, tender 12/1/23 (b)	6,190,000	6,191,434
Series 2018 E, SIFMA Municipal Swap Index + 0.570% 4.58%, tender 7/6/23 (b)(f)	40,430,000	40,384,359
Series 2019 B, 4%, tender 12/2/24 (b)	2,030,000	2,035,820
Series 2022 A, 4% 12/1/25	1,260,000	1,253,324
Series 2023 B:
5% 9/1/25	350,000	357,304
5% 9/1/26	675,000	696,823
Series 2023 C, 5% 9/1/23	505,000	505,603
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Scherer Proj.) Series 2012, 3.875%, tender 3/6/26 (b)	2,715,000	2,715,549
TOTAL GEORGIA		99,198,617
Guam - 0.2%
Guam Pwr. Auth. Rev. Series 2022 A:
5% 10/1/23	1,545,000	1,547,851
5% 10/1/24	1,235,000	1,248,386
5% 10/1/25	1,545,000	1,577,150
TOTAL GUAM		4,373,387
Hawaii - 0.3%
Honolulu City & County Multi-family housing Rev. Bonds Series 2023, 5%, tender 6/1/26 (b)	5,480,000	5,686,222
State of Hawaii Dept. of Trans. Series 2013, 5% 8/1/23 (c)	1,250,000	1,250,684
TOTAL HAWAII		6,936,906
Illinois - 5.8%
Chicago Metropolitan Wtr. Reclamation District of Greater Chicago Series 2021 C, 5% 12/1/23	3,880,000	3,904,483
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2022 A, 5% 1/1/25 (c)	1,095,000	1,114,275
Series 2022 C:
5% 1/1/25 (c)	2,250,000	2,289,605
5% 1/1/26 (c)	1,200,000	1,232,424
Chicago Park District Gen. Oblig.:
Series 2014 B, 5% 1/1/24	615,000	619,273
Series 2021 D, 4% 1/1/24	100,000	100,214
Series 2021 E, 4% 1/1/24	1,340,000	1,342,874
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2021, 5% 6/1/24	625,000	632,220
Chicago Wtr. Rev. Series 2023 B:
5% 11/1/24	1,250,000	1,273,744
5% 11/1/25	1,000,000	1,035,520
Cook County Gen. Oblig.:
Series 2021 A:
5% 11/15/23	390,000	392,039
5% 11/15/24	450,000	459,415
Series 2021 B, 4% 11/15/23	1,560,000	1,562,619
Series 2022 A:
5% 11/15/24	5,940,000	6,064,274
5% 11/15/25	4,370,000	4,530,350
Cook County Sales Tax Rev. Series 2022 A, 5% 11/15/25	675,000	701,325
Illinois Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2019, 4.4%, tender 11/1/23 (b)(c)	9,750,000	9,762,597
Illinois Fin. Auth. Series 2022 A, 5% 10/1/24	160,000	160,639
Illinois Gen. Oblig.:
Series 2012, 5% 8/1/23	4,680,000	4,684,144
Series 2013 A, 5% 4/1/24 (Pre-Refunded to 8/8/23 @ 100)	1,705,000	1,707,574
Series 2013, 5% 7/1/23	3,265,000	3,265,000
Series 2016, 5% 11/1/24	800,000	814,119
Series 2017 D:
5% 11/1/23	16,490,000	16,558,574
5% 11/1/24	9,500,000	9,667,666
5% 11/1/26	1,460,000	1,531,675
Series 2018 A, 5% 10/1/23	2,400,000	2,407,277
Series 2019 B, 5% 9/1/23	5,400,000	5,410,481
Series 2022 A, 5% 3/1/25	2,070,000	2,116,664
Series 2022 B:
5% 3/1/24	4,105,000	4,140,601
5% 3/1/25	10,270,000	10,501,515
5% 3/1/26	6,060,000	6,289,408
Series 2023 C, 5% 5/1/26	4,000,000	4,164,492
Series 2023 D, 5% 7/1/25	12,565,000	12,904,878
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. Bonds Series 2023, 4%, tender 6/1/25 (b)	2,940,000	2,943,847
Illinois Reg'l. Trans. Auth. Series 2017 A, 5% 7/1/23	595,000	595,000
Illinois Sales Tax Rev.:
Series 2021 A, 4% 6/15/24	3,195,000	3,208,534
Series 2021 C, 5% 6/15/25	270,000	277,525
Metropolitan Pier & Exposition:
Series 2010 B1, 0% 6/15/26 (Assured Guaranty Muni. Corp. Insured)	1,130,000	1,012,709
Series 2022 A, 3% 6/15/24	1,870,000	1,851,180
Railsplitter Tobacco Settlement Auth. Rev. Series 2017:
5% 6/1/24	1,535,000	1,555,884
5% 6/1/26	1,000,000	1,047,197
Sales Tax Securitization Corp.:
Series 2023 C, 5% 1/1/24 (e)	4,630,000	4,646,794
Series 2023 D, 5% 1/1/24 (e)	2,315,000	2,323,397
TOTAL ILLINOIS		142,804,025
Indiana - 1.8%
Indiana Dev. Fin. Auth. Envir. Rev. Bonds (Fulcrum Centerpoint, LLC Proj.) Series 2022, 4.5%, tender 11/15/23 (c)	26,350,000	26,298,494
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2001, 4%, tender 10/2/23 (b)(c)	2,500,000	2,499,967
Indianapolis Local Pub. Impt.:
(Indianapolis Arpt. Auth. Proj.):
Series 2015 I, 4% 1/1/24 (c)	7,740,000	7,737,153
Series 2019 D, 5% 1/1/25 (c)	5,765,000	5,857,280
Series 2022 G2:
5% 1/1/25 (c)	85,000	86,336
5% 1/1/26 (c)	405,000	416,816
Whiting Envir. Facilities Rev. Bonds (BP Products North America, Inc. Proj.) Series 2017, 5%, tender 11/1/24 (b)(c)	965,000	978,747
TOTAL INDIANA		43,874,793
Iowa - 0.0%
Iowa Student Ln. Liquidity Corp. Student Ln. Rev. Series 2015 A, 5% 12/1/24 (c)	500,000	506,558
Kentucky - 0.9%
Kentucky Asset/Liability Commission Gen. Fund Rev. Series 2021 A, 5% 11/1/24	1,000,000	1,023,296
Kentucky Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series A, 4.05%, tender 9/1/23 (b)(c)	7,600,000	7,600,603
Kentucky State Property & Buildings Commission Rev.:
Series 2016 B, 5% 11/1/23	1,445,000	1,452,170
Series A:
5% 8/1/23	625,000	625,664
5% 11/1/23	1,030,000	1,035,110
Series B, 5% 8/1/23	4,100,000	4,104,357
Kentucky, Inc. Pub. Energy Bonds:
Series 2018 A, 4%, tender 4/1/24 (b)	3,845,000	3,841,559
Series C1, 4%, tender 6/1/25 (b)	585,000	582,262
Louisville & Jefferson County Bonds Series 2020 B, 5%, tender 10/1/23 (b)	1,000,000	1,002,735
TOTAL KENTUCKY		21,267,756
Louisiana - 0.1%
St. John Baptist Parish Rev. Bonds (Marathon Oil Corp.) Series 2017, 4.05%, tender 7/1/26 (b)	2,855,000	2,842,283
Maine - 0.5%
Maine Hsg. Auth. Mtg. Bonds Series 2023 B, 3.125%, tender 5/1/24 (b)	11,555,000	11,505,117
Maryland - 0.3%
Maryland Dept. of Trans.:
Series 2022 A, 5% 12/1/24	550,000	564,340
Series 2022 B, 5% 12/1/23	635,000	639,598
Maryland Gen. Oblig. Series 2 A, 5% 8/1/23	1,130,000	1,131,426
Maryland Health & Higher Edl. Bonds Series 2020, 5%, tender 7/1/25 (b)	2,755,000	2,813,519
Maryland Stadium Auth. Built to Learn Rev. Series 2022 A:
5% 6/1/24	730,000	741,108
5% 6/1/25	905,000	933,560
TOTAL MARYLAND		6,823,551
Massachusetts - 2.3%
Massachusetts Dev. Fin. Agcy. Rev.:
Bonds:
Series 2019 DD 1, 5%, tender 4/1/24 (b)	1,070,000	1,074,885
Series 2019 DD 2, 5%, tender 4/1/24 (b)	2,295,000	2,305,478
Series 2016 I, 5% 7/1/25	1,150,000	1,183,731
Series 2021 I, 5% 10/1/24	900,000	916,415
Massachusetts Edl. Fing. Auth. Rev.:
Series 2015 A, 5% 1/1/24 (c)	18,160,000	18,271,248
Series 2017 A, 5% 7/1/25 (c)	1,430,000	1,460,065
Series 2018 B:
5% 7/1/23 (c)	450,000	450,000
5% 7/1/25 (c)	1,790,000	1,827,634
Series 2020 C, 5% 7/1/24 (c)	600,000	606,430
Series 2022 B:
5% 7/1/24 (c)	525,000	530,880
5% 7/1/25 (c)	1,125,000	1,148,653
Massachusetts Gen. Oblig. Series 2021 B, 5% 11/1/23	24,925,000	25,073,660
Massachusetts Port Auth. Rev. Series 2017 A, 5% 7/1/23 (c)	2,660,000	2,660,000
TOTAL MASSACHUSETTS		57,509,079
Michigan - 0.9%
Michigan Fin. Auth. Rev.:
(Detroit Reg'l. Convention Facility Auth. Local Proj.) Series 2014 H1, 5% 10/1/24	1,895,000	1,902,814
Series 2015 D1:
0.4% 10/15/23	450,000	443,355
0.55% 10/15/24	1,700,000	1,635,062
Series 2022:
5% 4/15/25	2,840,000	2,923,335
5% 4/15/26	4,735,000	4,957,009
Michigan Gen. Oblig. Series 2016, 5% 3/15/24	500,000	505,745
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Series 2022 A:
1.95% 12/1/23	975,000	968,712
2.5% 6/1/25	1,215,000	1,188,904
Oakland Univ. Rev.:
Series 2022 A:
5% 3/1/24	175,000	176,871
5% 3/1/25	200,000	205,614
Series 2022 B:
5% 3/1/24	350,000	353,742
5% 3/1/25	1,185,000	1,218,262
Southfield Pub. Schools Series 2023:
5% 5/1/25	2,000,000	2,066,674
5% 5/1/26	2,325,000	2,450,210
Wayne County Arpt. Auth. Rev. Series 2017 E, 4% 12/1/25 (c)(d)	1,725,000	1,734,287
TOTAL MICHIGAN		22,730,596
Minnesota - 0.3%
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2022 B:
5% 1/1/24 (c)	565,000	568,789
5% 1/1/25 (c)	370,000	377,428
5% 1/1/26 (c)	905,000	929,453
Minnesota Hsg. Fin. Agcy.:
Series 2022 A:
5% 8/1/23	585,000	585,712
5% 8/1/24	910,000	927,310
Series 2022 B:
5% 8/1/24	1,155,000	1,176,970
5% 8/1/25	1,710,000	1,772,618
5% 8/1/26	1,700,000	1,795,958
Series H:
0.6% 7/1/23 (c)	225,000	225,000
0.7% 7/1/24 (c)	200,000	193,973
TOTAL MINNESOTA		8,553,211
Nebraska - 0.2%
Central Plains Energy Proj. Gas Supply:
Bonds Series 2019, 2.5%, tender 8/1/25 (b)	3,510,000	3,391,581
Series 2019, 4% 8/1/23	1,170,000	1,170,276
Douglas County Neb Edl. Facilities Rev. (Creighton Univ. Projs.) Series 2017, 5% 7/1/23	825,000	825,000
Nebraska Pub. Pwr. District Rev. Series 2017 B, 5% 1/1/25	650,000	667,902
TOTAL NEBRASKA		6,054,759
Nevada - 1.1%
Clark County Arpt. Rev. Series 2021 B, 5% 7/1/24 (c)	1,870,000	1,890,945
Clark County Poll. Cont. Rev. Bonds (Nevada Pwr. Co. Proj.) Series 2017, 3.75%, tender 3/31/26 (b)	1,435,000	1,440,011
Clark County School District:
Series 2016 F, 4% 6/15/24	500,000	500,217
Series 2020 A, 3% 6/15/25 (Assured Guaranty Muni. Corp. Insured)	500,000	498,858
Series 2021 C, 5% 6/15/25	4,875,000	5,039,649
Nevada Dept. of Bus. & Industry Bonds Series 2023 A, 3.7%, tender 1/31/24 (b)(c)(d)	18,600,000	18,526,504
TOTAL NEVADA		27,896,184
New Hampshire - 0.2%
Nat'l. Fin. Auth. Hosp. Rev. (St. Luke's Univ. Health Network Proj.) Series 2021 B, 5% 8/15/23	405,000	405,576
Nat'l. Fin. Auth. Solid Bonds (Waste Mgmt., Inc. Proj.) Series 2019 A2, 2.15%, tender 7/1/24 (b)(c)	4,000,000	3,927,799
TOTAL NEW HAMPSHIRE		4,333,375
New Jersey - 3.3%
New Jersey Econ. Dev. Auth.:
Series 2022 A:
5% 11/1/24	825,000	841,207
5% 11/1/25	1,000,000	1,034,388
Series 2023 RRR:
5% 3/1/25	7,050,000	7,224,949
5% 3/1/26	5,425,000	5,642,328
Series 2024 SSS, 5% 6/15/26 (e)	3,615,000	3,691,447
New Jersey Econ. Dev. Auth. Rev.:
Series 2015 XX:
4% 6/15/24	1,345,000	1,352,530
5% 6/15/24	3,490,000	3,541,696
Series 2019:
5.25% 9/1/24 (d)	12,690,000	12,942,532
5.25% 9/1/26 (d)	2,900,000	3,064,507
New Jersey Edl. Facility Series 2016 C, 5% 7/1/24 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,015,774
New Jersey Gen. Oblig.:
Series 2020 A:
5% 6/1/24	1,080,000	1,097,888
5% 6/1/25	4,700,000	4,865,950
Series 2021, 2% 6/1/25	1,585,000	1,538,379
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2016 1A:
5% 12/1/23 (c)	3,500,000	3,517,137
5% 12/1/24 (c)	4,400,000	4,464,931
Series 2017 1A:
5% 12/1/24 (c)	1,500,000	1,522,136
5% 12/1/25 (c)	2,860,000	2,936,592
Series 2018 B, 5% 12/1/26 (c)	1,000,000	1,035,463
Series 2019 A, 5% 12/1/24	555,000	567,008
Series 2020, 5% 12/1/24 (c)	1,100,000	1,116,233
Series 2021 A, 5% 12/1/24 (c)	330,000	334,870
Series 2022 A:
5% 12/1/24 (c)	430,000	436,346
5% 12/1/25 (c)	550,000	564,729
Series 2022 B:
5% 12/1/24 (c)	885,000	898,181
5% 12/1/25 (c)	2,625,000	2,695,298
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Rev. Series 2021 B, 0.5% 11/1/23	1,815,000	1,797,272
New Jersey Tobacco Settlement Fing. Corp. Series 2018 A:
5% 6/1/24	2,400,000	2,427,451
5% 6/1/25	1,565,000	1,606,681
New Jersey Trans. Trust Fund Auth.:
Series 2006 C, 0% 12/15/24 (AMBAC Insured)	160,000	151,865
Series 2008 A, 0% 12/15/25	2,445,000	2,236,654
Series 2010 A, 0% 12/15/25	1,050,000	960,526
Series 2010 D, 5.25% 12/15/23	820,000	826,264
Series 2016 A1, 5% 6/15/24	975,000	990,353
Series 2018 A, 5% 6/15/24	1,205,000	1,223,974
Series 2022 AA:
5% 6/15/24	1,090,000	1,106,146
5% 6/15/25	420,000	432,343
Series A, 5.25% 12/15/23	350,000	352,674
TOTAL NEW JERSEY		82,054,702
New Mexico - 0.1%
New Mexico Edl. Assistance Foundation Series 2021 1A, 5% 9/1/23 (c)	2,040,000	2,041,696
New York - 1.5%
Long Island Pwr. Auth. Elec. Sys. Rev.:
Bonds Series 2019 B, 1.65%, tender 9/1/24 (b)	2,550,000	2,488,155
Series 2021, 1% 9/1/25	2,195,000	2,042,771
Nassau County Local Econ. Assistance Corp. Multifamily Hsg. Rev. Bonds (Park Lake Hempstead, L.P. Proj.) Series 2021, 0.3%, tender 11/1/23 (b)	7,810,000	7,727,294
New York City Gen. Oblig.:
Bonds Series 2015 F4, 5%, tender 6/1/44 (g)	910,000	938,378
Series 1, 5% 8/1/23	5,060,000	5,066,011
Series 2013 D, 5% 8/1/23	475,000	475,564
Series 2015 B, 5% 8/1/23	430,000	430,511
Series 2019 E, 5% 8/1/23	685,000	685,814
Series A, 5% 8/1/23	2,155,000	2,157,560
New York City Hsg. Dev. Corp. Multifamily Hsg. Bonds Series 2021 K2, 0.9%, tender 1/1/26 (b)	1,250,000	1,145,129
New York City Indl. Dev. Agcy. Rev.:
(Queens Baseball Stadium Proj.) Series 2021 A, 5% 1/1/24 (Assured Guaranty Corp. Insured)	675,000	680,377
Series 2021 A, 5% 1/1/26 (Assured Guaranty Muni. Corp. Insured)	600,000	622,419
New York Metropolitan Trans. Auth. Rev.:
Bonds:
Series 2019 A1, 5%, tender 11/15/24 (b)	800,000	808,372
Series 2020 A2, 5%, tender 5/15/24 (b)	1,600,000	1,615,789
Series 2017 C1, 5% 11/15/25	1,045,000	1,076,584
Series 2017 D, 5% 11/15/23	790,000	793,368
New York Trans. Dev. Corp. (Term. 4 JFK Int'l. Arpt. Proj.):
Series 2020 A, 5% 12/1/25 (c)	1,930,000	1,975,440
Series 2020 C, 5% 12/1/24	1,000,000	1,022,328
Port Auth. of New York & New Jersey Series 2020 221, 5% 7/15/25 (c)	1,995,000	2,044,988
St. Lawrence County Indl. Dev. (St. Lawrence Univ. Proj.) Series 2022:
5% 7/1/25	415,000	428,303
5% 7/1/26	400,000	420,006
Syracuse Reg'l. Arpt. Auth. Series 2021, 5% 7/1/24 (c)	770,000	777,878
Triborough Bridge & Tunnel Auth. Bonds Series 2021 A2, 2%, tender 5/15/26 (b)	1,000,000	929,021
TOTAL NEW YORK		36,352,060
New York And New Jersey - 0.8%
Port Auth. of New York & New Jersey:
Series 188, 5% 5/1/24 (c)	1,990,000	2,011,324
Series 2013, 5% 7/15/25 (c)	1,015,000	1,015,963
Series 2015 194, 5% 10/15/23	500,000	502,458
Series 2016 195, 5% 10/1/25 (c)	1,930,000	1,984,335
Series 2018, 5% 9/15/25 (c)	1,970,000	2,024,162
Series 2021 226, 5% 10/15/23 (c)	3,450,000	3,461,756
Series 207, 5% 9/15/23 (c)	870,000	872,036
Series 223:
5% 7/15/23 (c)	2,750,000	2,750,885
5% 7/15/24 (c)	3,250,000	3,294,424
5% 7/15/25 (c)	515,000	527,904
TOTAL NEW YORK AND NEW JERSEY		18,445,247
North Carolina - 0.5%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Bonds:
Series 2018 C, 3.45%, tender 10/31/25 (b)	5,390,000	5,372,636
Series 2021 B, 5%, tender 12/2/24 (b)	2,525,000	2,582,901
North Carolina Med. Care Commission Hosp. Rev. Bonds Series 2021 B, 5%, tender 2/1/26 (b)	3,975,000	4,152,311
TOTAL NORTH CAROLINA		12,107,848
Ohio - 0.2%
Miami Univ. Series 2022 A, 5% 9/1/23	915,000	917,246
Montgomery County Hosp. Rev. (Kettering Health Network Obligated Group Proj.) Series 2021, 5% 8/1/24	200,000	202,958
Northeast Ohio Med. Univ. Series 2022:
5% 12/1/23 (Build America Mutual Assurance Insured)	355,000	357,197
5% 12/1/24 (Build America Mutual Assurance Insured)	250,000	255,582
5% 12/1/25 (Build America Mutual Assurance Insured)	265,000	273,451
Ohio Higher Edl. Facility Commission Rev. Bonds (Case Western Reserve Univ. Proj.) Series 2019 C, 1.625%, tender 12/1/26 (b)	1,155,000	1,079,057
Ohio Tpk. Commission Tpk. Rev. (Infrastructure Projs.) Series 2022 A, 5% 2/15/25	1,840,000	1,895,796
TOTAL OHIO		4,981,287
Oklahoma - 0.5%
Oklahoma County Independent School District #89 Oklahoma City Series 2023 A, 3% 7/1/26	11,235,000	11,202,388
Univ. of Oklahoma Gen. Rev. Series 2021 A, 5% 7/1/23 (Assured Guaranty Muni. Corp. Insured)	1,190,000	1,190,000
TOTAL OKLAHOMA		12,392,388
Oregon - 0.6%
Gilliam County Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.):
Series 2000 A, 3.95%, tender 5/1/24 (b)(c)	5,250,000	5,251,561
Series 2003 A, 3.95%, tender 5/1/24 (b)(c)	5,000,000	5,001,435
Port of Portland Arpt. Rev.:
Series 2022:
5% 7/1/24 (c)	2,000,000	2,023,177
5% 7/1/25 (c)	1,310,000	1,336,787
Series 24B, 5% 7/1/23 (c)	1,095,000	1,095,000
TOTAL OREGON		14,707,960
Pennsylvania - 3.4%
Coatesville Area School District Series 2017, 5% 8/1/23 (Assured Guaranty Muni. Corp. Insured)	890,000	891,031
Pennsylvania Econ. Dev. Fing. Auth.:
Series 2021 A:
4% 10/15/23	700,000	700,924
4% 10/15/24	850,000	856,437
Series 2022 A:
5% 2/15/25	160,000	164,064
5% 2/15/26	200,000	208,163
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev. Series 2016, 5% 3/15/24	1,250,000	1,263,157
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.):
Series 2019 A, 3.7%, tender 7/17/23 (b)(c)	6,100,000	6,099,614
Series 2019 B1, 3.7%, tender 7/17/23 (b)(c)	6,200,000	6,199,608
(Republic Svcs., Inc. Proj.):
Series 2014, 4.05%, tender 7/3/23 (b)(c)	40,500,000	40,500,000
Series 2019 B2, 3.6%, tender 7/17/23 (b)(c)	12,100,000	12,096,535
(Waste Mgmt., Inc. Proj.):
Series 2017 A, 0.58%, tender 8/1/24 (b)(c)	2,200,000	2,121,119
Series 2021 A, SIFMA Municipal Swap Index + 0.400% 4.41%, tender 7/6/23 (b)(c)(f)	2,845,000	2,794,805
Series 2011, 2.15%, tender 7/1/24 (b)(c)	850,000	834,657
Pennsylvania Hsg. Fin. Agcy.:
Series 2021 135 B:
5% 4/1/24 (c)	230,000	231,694
5% 4/1/25 (c)	380,000	387,023
Series 2022 138:
5% 10/1/23	1,135,000	1,139,388
5% 4/1/24	1,060,000	1,072,836
5% 10/1/24	1,970,000	2,009,780
5% 10/1/25	1,100,000	1,139,119
Pennsylvania Tpk. Commission Tpk. Rev. Series 2012 A, 5% 12/1/23	800,000	800,935
Philadelphia Arpt. Rev.:
Series 2017 B, 5% 7/1/23 (c)	700,000	700,000
Series 2021:
5% 7/1/24 (c)	945,000	956,502
5% 7/1/26 (c)	1,000,000	1,036,722
Philadelphia Gas Works Rev. Series 15, 5% 8/1/23	780,000	780,714
TOTAL PENNSYLVANIA		84,984,827
Rhode Island - 0.0%
Rhode Island Student Ln. Auth. Student Ln. Rev. Series 2018 A, 5% 12/1/25 (c)	875,000	898,635
South Carolina - 1.7%
Patriots Energy Group Fing. Agcy. Bonds Series 2018 A, 4%, tender 2/1/24 (b)	31,655,000	31,658,279
South Carolina Ports Auth. Ports Rev.:
Series 2015 (AMT), 5% 7/1/45 (Pre-Refunded to 7/1/25 @ 100) (c)	2,600,000	2,691,971
Series 2015:
5.25% 7/1/50 (Pre-Refunded to 7/1/25 @ 100) (c)	4,525,000	4,706,708
5.25% 7/1/55 (Pre-Refunded to 7/1/25 @ 100) (c)	2,170,000	2,257,140
Series 2019 B, 5% 7/1/23 (c)	1,000,000	1,000,000
TOTAL SOUTH CAROLINA		42,314,098
Tennessee - 1.0%
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2021 C, 1.875% 7/1/25 (c)	1,245,000	1,172,101
Metropolitan Gov Nashvle&David Ind. Bonds (Waste Mgmt., Inc. Proj.) Series 2001, 0.58%, tender 8/1/24 (b)(c)	900,000	867,730
Metropolitan Nashville Arpt. Auth. Rev.:
Series 2015 B, 5% 7/1/23 (c)	680,000	680,000
Series 2022 B, 5% 7/1/26 (c)	675,000	699,787
Tennergy Corp. Gas Rev. Bonds Series 2019 A, 5%, tender 10/1/24 (b)	21,250,000	21,504,590
TOTAL TENNESSEE		24,924,208
Texas - 5.3%
Austin Arpt. Sys. Rev.:
Series 2019:
5% 11/15/23 (c)	655,000	657,244
5% 11/15/24 (c)	500,000	507,128
Series 2022, 5% 11/15/25 (c)	1,910,000	1,964,757
Bexar County Gen. Oblig. Series 2014, 5% 6/15/25	1,835,000	1,864,017
Crandall Independent School District Series 2021 A, 0% 8/15/24	765,000	736,418
Dallas Fort Worth Int'l. Arpt. Rev. Series 2013 E, 5% 11/1/23 (c)	13,150,000	13,185,567
Dallas Gen. Oblig.:
Series 2023 A, 5% 2/15/25	3,720,000	3,833,398
Series 2023, 5% 2/15/25	5,520,000	5,688,268
El Paso Gen. Oblig.:
Series 2021 B, 5% 8/15/23	300,000	300,525
Series 2021 C, 5% 8/15/23	335,000	335,586
Hays Consolidated Independent School District Series 2022:
5% 2/15/25	500,000	515,242
5% 2/15/26	700,000	735,553
Houston Convention and Entertainment Facilities Dept. Hotel Occupancy Tax and Spl. Rev. Series 2014, 5% 9/1/26	1,500,000	1,520,362
Houston Independent School District Bonds Series 2023 C, 4%, tender 6/1/25 (b)	7,040,000	7,120,183
Love Field Arpt. Modernization Rev. Series 2021, 5% 11/1/23 (c)	2,330,000	2,337,052
Lower Colorado River Auth. Rev.:
(LCRA Transmission Svcs. Corp. Proj.):
Series 2015, 5% 5/15/24	1,080,000	1,094,928
Series 2018, 5% 5/15/24	2,095,000	2,123,957
Series 2020, 5% 5/15/25	570,000	588,277
Series 2020, 5% 5/15/24	760,000	770,764
Series 2022, 5% 5/15/24 (Assured Guaranty Muni. Corp. Insured)	1,630,000	1,653,086
Magnolia Independent School District Series 2023, 5% 8/15/23	7,670,000	7,686,111
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.):
Series 2008 A, 3.875%, tender 8/1/23 (b)(c)	8,600,000	8,599,794
Series 2020 A, 3.875%, tender 8/1/23 (b)(c)	21,625,000	21,624,483
(Waste Mgmt., Inc. Proj.):
Series 2018, 0.000% x SIFMA Municipal Swap Index 4.385%, tender 7/6/23 (b)(c)(f)	6,835,000	6,699,162
Series 2020 A, 4%, tender 9/1/23 (b)(c)	8,000,000	8,001,749
North Texas Tollway Auth. Rev.:
Series 2014:
5% 1/1/24	630,000	635,294
5% 1/1/24 (Escrowed to Maturity)	310,000	312,650
Series 2017 A, 5% 1/1/24	210,000	210,254
Series 2021 B, 5% 1/1/26	1,150,000	1,200,517
Northside Independent School District Bonds Series 2023 B, 3%, tender 8/1/29 (b)	9,490,000	9,331,007
Port Arthur Independent School District Series 2015 A, 5% 2/15/25	615,000	633,845
Port of Houston Auth. Series 2021, 5% 10/1/23	440,000	441,754
San Antonio Arpt. Sys. Rev. Series 2019 A:
5% 7/1/23 (c)	445,000	445,000
5% 7/1/23 (c)	400,000	400,000
San Antonio Elec. & Gas Sys. Rev.:
Bonds Series 2018, SIFMA Municipal Swap Index + 0.870% 4.88%, tender 12/1/25 (b)(f)	8,480,000	8,480,417
Series 2022, 5% 2/1/26	905,000	948,338
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Bonds (Baylor Scott & White Health Proj.) Series 2022 E, 5%, tender 5/15/26 (b)	4,240,000	4,405,482
Wylie Independent School District Series 2020 A, 0% 8/15/23	2,985,000	2,973,522
TOTAL TEXAS		130,561,691
Utah - 0.1%
Salt Lake City Arpt. Rev. Series 2021 A:
5% 7/1/24 (c)	1,000,000	1,010,910
5% 7/1/25 (c)	1,325,000	1,357,195
Utah County Hosp. Rev. Bonds Series 2018 B2, 5%, tender 8/1/24 (b)	970,000	978,736
TOTAL UTAH		3,346,841
Vermont - 0.1%
Vermont Student Assistant Corp. Ed. Ln. Rev. Series 2016 A, 5% 6/15/26 (c)	1,700,000	1,757,879
Virginia - 0.1%
Gloucester County Indl. Dev. Auth. Bonds Series 2003 A, 3.95%, tender 5/1/24 (b)(c)	1,725,000	1,723,817
Wise County Indl. Dev. Auth. Waste & Sewage Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2010 A, 1.2%, tender 5/31/24 (b)	1,795,000	1,741,339
TOTAL VIRGINIA		3,465,156
Washington - 1.0%
King County Swr. Rev. Bonds Series 2020 B, 0.875%, tender 1/1/26 (b)	2,315,000	2,158,193
Port of Seattle Rev.:
Series 2015 C, 5% 4/1/24 (c)	1,200,000	1,210,847
Series 2018 B, 5% 5/1/24 (c)	875,000	883,879
Series 2019:
5% 4/1/24 (c)	760,000	766,870
5% 4/1/25 (c)	525,000	536,745
Series 2021 C:
5% 8/1/23 (c)	2,640,000	2,642,086
5% 8/1/24 (c)	4,675,000	4,738,227
Series 2021:
5% 9/1/23 (c)	2,100,000	2,104,226
5% 9/1/24 (c)	2,220,000	2,256,687
Series 2022 B:
5% 8/1/24 (c)	2,670,000	2,706,110
5% 8/1/25 (c)	2,515,000	2,579,611
5% 8/1/26 (c)	1,570,000	1,632,411
TOTAL WASHINGTON		24,215,892
Wisconsin - 1.8%
Milwaukee County Arpt. Rev.:
Series 2016 A, 5% 12/1/23 (c)	900,000	903,500
Series 2019 B, 5% 12/1/23 (c)	2,105,000	2,113,187
Pub. Fin. Auth. Health Care Sys. Rev. Series 2023 A, 5% 10/1/24	4,445,000	4,541,287
Pub. Fin. Auth. Solid Waste Bonds (Waste Mgmt., Inc. Proj.):
Series 2017 A, 3.875%, tender 8/1/23 (b)(c)	6,200,000	6,199,441
Series 2017 A2, 3.875%, tender 8/1/23 (b)(c)	22,900,000	22,897,934
Wisconsin Health & Edl. Facilities Auth. Rev. Series 2022:
5% 10/1/23	1,010,000	1,013,637
5% 10/1/24	4,465,000	4,554,616
5% 10/1/25	920,000	954,331
Wisconsin Hsg. & Econ. Dev. Auth. Hsg. Rev. Bonds Series 2021 C, 0.61%, tender 5/1/24 (b)	305,000	294,699
TOTAL WISCONSIN		43,472,632
TOTAL MUNICIPAL BONDS (Cost $1,326,505,068)		1,314,807,099

Municipal Notes - 47.4%
	Principal Amount (a)	Value ($)
Alabama - 2.3%
Black Belt Energy Gas District Participating VRDN:
Series XF 30 73, 4.36% 7/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(h)(i)	18,700,000	18,700,000
Series ZL 03 96, 4.31% 7/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(h)(i)	4,400,000	4,400,000
Series ZL 03 97, 4.31% 7/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(h)(i)	4,490,000	4,490,000
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 4.52% 7/7/23, VRDN (b)(c)	1,760,000	1,760,000
Health Care Auth. for Baptist Health Series 2013 B, 5.3% 7/7/23, VRDN (b)	4,550,000	4,550,000
Southeast Energy Auth. Rev. Bonds Participating VRDN Series XG 04 10, 4.31% 7/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(h)(i)	23,600,000	23,600,000
TOTAL ALABAMA		57,500,000
Arizona - 1.5%
Maricopa County Poll. Cont. Rev. Series 2009 C, 4.15% 7/7/23, VRDN (b)	27,550,000	27,550,000
Mizuho Cap. Markets LLC Participating VRDN:
Series XF 30 93, 4.41% 7/7/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(h)(i)	5,880,000	5,880,000
Series XF 30 94, 4.41% 7/7/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(h)(i)	2,780,000	2,780,000
TOTAL ARIZONA		36,210,000
Arkansas - 0.1%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1998, 4.52% 7/7/23, VRDN (b)(c)	2,600,000	2,600,000
California - 9.7%
California Cmnty. Choice Fing. Auth. Clean Energy Proj. Rev. Participating VRDN Series XF 30 07, 4.36% 7/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(h)(i)	15,315,000	15,315,000
California Hsg. Fin. Auth. Multi-family Participating VRDN Series Floaters BAML 60 02, 4.36% 8/4/23 (Liquidity Facility Bank of America NA) (b)(h)(i)(j)	9,700,000	9,700,000
Los Angeles Cmnty. Redev. Agcy. Multi-family Hsg. Rev. Participating VRDN:
Series 2022 MIZ 90 89, 4.2% 7/3/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(c)(h)(i)	65,870,000	65,870,000
Series 2022 MIZ 90 90, 4.45% 7/3/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(c)(h)(i)	67,750,000	67,750,000
Mizuho Floater / Residual Trust V Participating VRDN Series Floater MIZ 90 97, 4.51% 7/7/23, LOC Mizuho Cap. Markets LLC (b)(h)(i)	2,905,000	2,905,000
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Participating VRDN Series XM 10 54, 4.31% 7/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(h)(i)	8,175,000	8,175,000
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Participating VRDN Series 2022 XF 30 51, 4.31% 7/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(h)(i)	1,400,000	1,400,000
San Francisco City & County Multi-family Hsg. Rev. Participating VRDN:
Series MIZ 90 95, 4.51% 8/4/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(h)(i)(j)	27,100,000	27,100,000
Series MIZ 91 15, 4.51% 8/4/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(h)(i)(j)	40,000,000	40,000,000
TOTAL CALIFORNIA		238,215,000
Colorado - 1.0%
Colorado Edl. & Cultural Facilities Auth. Rev. (Mesivta of Greater Los Angeles Proj.) Series 2005, 4.36% 7/7/23, LOC Deutsche Bank AG, VRDN (b)	1,460,000	1,460,000
Colorado Health Facilities Auth. Rev. Bonds Participating VRDN:
Series XM 10 59, 4.31% 7/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(h)(i)	1,620,000	1,620,000
Series XM 10 61, 4.31% 7/6/23 (Liquidity Facility JPMorgan Chase Bank) (b)(h)(i)	4,180,000	4,180,000
Colorado Hsg. & Fin. Auth. Multi-family Hsg. Rev. Participating VRDN Series Floater 2021 MIZ 90 68, 4.51% 8/4/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(h)(i)(j)	300,000	300,000
Denver City & County Arpt. Rev. Participating VRDN:
Series Floaters XM 07 15, 4.26% 7/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(h)(i)	14,000,000	14,000,000
Series XM 10 20, 4.31% 7/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(h)(i)	4,165,000	4,165,000
TOTAL COLORADO		25,725,000
Florida - 1.9%
Bay County Indl. Rev. Dev. (Gulf Pwr. Co. Proj.) Series 2020, 4.4% 7/3/23, VRDN (b)(c)	3,690,000	3,690,000
Cap. Trust Agcy. Edl. Facilities Rev. Participating VRDN Series XF 30 98, 4.41% 7/7/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(h)(i)	2,660,000	2,660,000
Hillsborough County Aviation Auth. Rev. Participating VRDN Series XL 02 90, 4.31% 7/7/23 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)(h)(i)	8,390,000	8,390,000
Lee Memorial Health Sys. Hosp. Rev. Series 2019 B, 4.47% 7/7/23, VRDN (b)	19,270,000	19,270,000
Miami Dade County Hsg. Multifamily Hsg. Rev. Participating VRDN Series Floater MIZ 90 87, 4.51% 8/4/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(h)(i)(j)	1,900,000	1,900,000
Miami-Dade County Aviation Rev. Participating VRDN Series XM 08 70, 4.26% 7/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(h)(i)	3,100,000	3,100,000
Mizuho Cap. Markets LLC Participating VRDN Series XF 30 96, 4.41% 7/7/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(h)(i)	7,100,000	7,100,000
TOTAL FLORIDA		46,110,000
Georgia - 0.5%
Bartow County Dev. Auth. (Georgia Pwr. Co. Plant Bowen Proj.) Series 2022, 4.1% 7/3/23, VRDN (b)(c)	4,000,000	4,000,000
Buford Hsg. Auth. Multifamily Participating VRDN Series XF 31 18, 4.41% 7/7/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(h)(i)	2,920,000	2,920,000
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.) Series 2012, 4.25% 7/3/23, VRDN (b)(c)	5,945,000	5,945,000
TOTAL GEORGIA		12,865,000
Hawaii - 0.5%
Hawaii Arpts. Sys. Rev. Participating VRDN:
Series XG 03 86, 4.31% 7/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(h)(i)	9,600,000	9,600,000
Series XM 10 55, 4.31% 7/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(h)(i)	3,200,000	3,200,000
TOTAL HAWAII		12,800,000
Illinois - 4.4%
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN:
Series XM 10 38, 4.31% 7/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(h)(i)	39,900,000	39,900,000
Series XM 10 41, 4.33% 7/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(h)(i)	10,500,000	10,500,000
Series XM 10 43, 4.33% 7/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(h)(i)	8,000,000	8,000,000
Series XM 10 78, 4.33% 7/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(h)(i)	36,600,000	36,600,000
Series XX 12 43, 4.26% 7/7/23 (Liquidity Facility Barclays Bank PLC) (b)(c)(h)(i)	6,950,000	6,950,000
Illinois Fin. Auth. Edl. Facilities Rev. Participating VRDN Series XF 30 97, 4.41% 7/7/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(h)(i)	7,500,000	7,500,000
TOTAL ILLINOIS		109,450,000
Kentucky - 3.9%
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. (Louisville Gas And Elec. Co. Proj.) Series 2007 B, 4.6% 7/7/23, VRDN (b)	17,025,000	17,025,000
Meade County Indl. Bldg. Rev. (Nucor Steel Brandenburg Proj.):
Series 2020 A1, 4.93% 7/3/23, VRDN (b)(c)	20,640,000	20,640,000
Series 2020 B1, 4.93% 7/3/23, VRDN (b)(c)	57,920,000	57,920,000
TOTAL KENTUCKY		95,585,000
Louisiana - 2.1%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 4.41% 7/7/23, VRDN (b)	38,000,000	38,000,000
Series 2010 B1, 4.4% 7/7/23, VRDN (b)	15,000,000	15,000,000
TOTAL LOUISIANA		53,000,000
Maryland - 0.4%
Baltimore County Gen. Oblig. Participating VRDN Series 2022 032, 4.36% 8/11/23 (Liquidity Facility Barclays Bank PLC) (b)(h)(i)	3,220,000	3,220,000
Integrace Obligated Group Participating VRDN Series 2022 024, 4.36% 8/11/23 (Liquidity Facility Barclays Bank PLC) (b)(h)(i)	6,900,000	6,900,000
TOTAL MARYLAND		10,120,000
Michigan - 0.1%
Michigan Fin. Auth. Rev. RAN Series 2022 A, 5% 7/20/23	2,235,000	2,236,452
Mississippi - 0.6%
Mississippi Bus. Fin. Corp. Mississippi Pwr. Co. Proj.) Series 2022, 4.1% 7/3/23, VRDN (b)(c)	9,300,000	9,300,000
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Mississippi Pwr. Co. Proj.) Series 1998, 4.25% 7/3/23, VRDN (b)(c)	5,700,000	5,700,000
TOTAL MISSISSIPPI		15,000,000
Missouri - 0.4%
Kansas City Indl. Dev. Auth. Participating VRDN Series XL 03 3, 4.33% 7/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(h)(i)	9,600,000	9,600,000
Montana - 0.0%
Montana Board of Hsg. Participating VRDN Series Floater MIZ 90 62, 4.51% 8/4/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(h)(i)(j)	610,925	610,925
Nebraska - 0.2%
Stanton County Indl. Dev. Rev.:
(Nucor Corp. Proj.) Series 1996, 4.52% 7/7/23, VRDN (b)(c)	5,600,000	5,600,000
Series 1998, 4.52% 7/7/23, VRDN (b)(c)	125,000	125,000
TOTAL NEBRASKA		5,725,000
New Jersey - 0.5%
New Jersey Trans. Trust Fund Auth. Participating VRDN:
Series XM 09 29, 4.31% 7/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(h)(i)	2,400,000	2,400,000
Series XM 10 47, 4.31% 7/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(h)(i)	10,025,000	10,025,000
TOTAL NEW JERSEY		12,425,000
New Mexico - 0.2%
New Mexico St Hosp. Equip. Ln. Co. Participating VRDN Series 2022 034, 4.36% 8/11/23 (Liquidity Facility Barclays Bank PLC) (b)(h)(i)	4,400,000	4,400,000
New York - 4.9%
Albany City School District BAN Series 2023 B, 4.75% 6/27/24	6,200,000	6,267,880
New York City Gen. Oblig. Series 2012 2, 4.21% 7/10/23, VRDN (b)	35,950,000	35,950,000
New York Dorm. Auth. Rev. Participating VRDN Series XF 13 28, 4.31% 7/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(h)(i)	4,900,000	4,900,000
New York Metropolitan Trans. Auth. Rev. Participating VRDN:
Series XF 13 21, 4.33% 7/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(h)(i)	12,305,000	12,305,000
Series XF 13 55, 4.33% 7/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(h)(i)	7,000,000	7,000,000
New York Thruway Auth. Gen. Rev. Participating VRDN Series XM 08 31, 4.26% 7/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(h)(i)	9,700,000	9,700,000
RIB Floater Trust Various States Participating VRDN Series Floater 2022 007, 4.46% 8/11/23 (Liquidity Facility Barclays Bank PLC) (b)(c)(h)(i)	43,900,000	43,900,000
TOTAL NEW YORK		120,022,880
Ohio - 1.0%
Allen County Hosp. Facilities Rev. Series 2012 B, 4.35% 7/7/23 (Liquidity Facility Ohio Gen. Oblig.), VRDN (b)	5,800,000	5,800,000
Ohio Hosp. Rev.:
Series 2013 B, 4.41% 7/7/23, VRDN (b)	10,000,000	10,000,000
Series 2015 B, 4.41% 7/6/26, VRDN (b)	7,875,000	7,875,000
TOTAL OHIO		23,675,000
Oklahoma - 0.8%
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Series 2020 B, 4.49% 7/6/26, VRDN (b)	16,000,000	16,000,000
Steele Duncan Plaza, LLC Participating VRDN Series MIZ 91 03, 4.51% 8/4/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(h)(i)(j)	2,600,000	2,600,000
TOTAL OKLAHOMA		18,600,000
Pennsylvania - 0.8%
Montgomery County Higher Ed. & Health Auth. Rev. Series 2018 D, 4.45% 7/6/26, VRDN (b)	12,400,000	12,400,000
Philadelphia Auth. for Indl. Dev.:
Participating VRDN Series MIZ 90 51, 4.51% 8/4/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(h)(i)(j)	1,237,090	1,237,090
Series 2017 B, 4.45% 7/6/26, VRDN (b)	5,250,000	5,250,000
TOTAL PENNSYLVANIA		18,887,090
South Carolina - 0.3%
Berkeley County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1995, 4.52% 7/7/23, VRDN (b)(c)	1,200,000	1,200,000
Greenville Hosp. Sys. Facilities Rev. Participating VRDN Series XF 01 45, 4.21% 7/7/23 (Liquidity Facility Toronto-Dominion Bank) (b)(h)(i)	2,540,000	2,540,000
South Carolina Pub. Svc. Auth. Rev. Participating VRDN Series 2021 XF 12 43, 4.26% 7/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(h)(i)	3,605,000	3,605,000
TOTAL SOUTH CAROLINA		7,345,000
Texas - 6.4%
Austin Arpt. Sys. Rev. Participating VRDN Series XG 04 27, 4.26% 7/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(h)(i)	6,800,000	6,800,000
Ep Machuca Lp Participating VRDN Series MIZ 91 04, 4.51% 8/4/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(h)(i)(j)	3,660,000	3,660,000
Mizuho Floater / Residual Trust V Participating VRDN Series MIZ 91 24, 4.51% 8/4/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(h)(i)(j)	20,850,000	20,850,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 4.55% 7/3/23, VRDN (b)	16,200,000	16,200,000
Series 2004, 5.08% 7/7/23, VRDN (b)(c)	71,885,000	71,884,995
Series 2010 B, 4.55% 7/3/23, VRDN (b)	600,000	600,000
Series 2010 C, 4.56% 7/3/23, VRDN (b)	2,200,000	2,200,000
Series 2010 D:
5% 7/7/23, VRDN (b)	33,480,000	33,480,000
5.03% 7/7/23, VRDN (b)	2,475,000	2,475,000
TOTAL TEXAS		158,149,995
Utah - 1.2%
Salt Lake City Arpt. Rev. Participating VRDN:
Series XM 08 82, 4.26% 7/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(h)(i)	2,600,000	2,600,000
Series XM 11 07, 4.45% 7/3/23 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(h)(i)	27,870,000	27,870,000
TOTAL UTAH		30,470,000
Virginia - 0.2%
Lynchburg Econ. Dev. Participating VRDN Series XL 00 75, 4.31% 7/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(h)(i)	5,000,000	5,000,000
Washington - 0.4%
Washington Econ. Dev. Fin. Auth. Rev. Participating VRDN Series Floaters 005, 4.36% 8/11/23 (Liquidity Facility Barclays Bank PLC) (b)(c)(h)(i)	9,180,000	9,180,000
West Virginia - 0.3%
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2018 E, 4.46% 7/6/26, VRDN (b)	6,840,000	6,840,000
Wisconsin - 0.8%
Kestrel Heights Facilities, Ll Participating VRDN Series XF 30 95, 4.41% 7/7/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(h)(i)	5,130,000	5,130,000
Pub. Fin. Auth. Mulfa Hs Rev. Participating VRDN Series 2022 MIZ 90 92, 4.51% 8/4/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(h)(i)(j)	3,225,000	3,225,000
Pub. Fin. Auth. Ed. Rev. Mountain Island Charter School Participating VRDN Series XF 30 99, 4.41% 7/7/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(h)(i)	5,240,000	5,240,000
Waushara County Wis BAN Series 2023 A, 4.75% 12/1/23	6,400,000	6,408,027
TOTAL WISCONSIN		20,003,027
TOTAL MUNICIPAL NOTES (Cost $1,168,346,423)		1,168,350,369

Money Market Funds - 1.5%
	Shares	Value ($)
Fidelity Municipal Cash Central Fund 4.23% (k)(l) (Cost $35,611,000)	35,603,879	35,611,000

TOTAL INVESTMENT IN SECURITIES - 102.2% (Cost $2,530,462,491)	2,518,768,468
NET OTHER ASSETS (LIABILITIES) - (2.2)%	(53,260,408)
NET ASSETS - 100.0%	2,465,508,060

Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
RAN	-	REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $93,486,485 or 3.8% of net assets.

(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(g)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(h)	Provides evidence of ownership in one or more underlying municipal bonds.
(i)	Coupon rates are determined by re-marketing agents based on current market conditions.
(j)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $111,183,015 or 4.5% of net assets.

(k)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
California Hsg. Fin. Auth. Multi-family Participating VRDN Series Floaters BAML 60 02, 4.36% 8/4/23 (Liquidity Facility Bank of America NA)	5/26/23	9,700,000

Colorado Hsg. & Fin. Auth. Multi-family Hsg. Rev. Participating VRDN Series Floater 2021 MIZ 90 68, 4.51% 8/4/23 (Liquidity Facility Mizuho Cap. Markets LLC)	4/14/21	300,000

Ep Machuca Lp Participating VRDN Series MIZ 91 04, 4.51% 8/4/23 (Liquidity Facility Mizuho Cap. Markets LLC)	8/05/22	3,660,000

Miami Dade County Hsg. Multifamily Hsg. Rev. Participating VRDN Series Floater MIZ 90 87, 4.51% 8/4/23 (Liquidity Facility Mizuho Cap. Markets LLC)	1/27/22	1,900,000

Mizuho Floater / Residual Trust V Participating VRDN Series MIZ 91 24, 4.51% 8/4/23 (Liquidity Facility Mizuho Cap. Markets LLC)	1/27/23	20,850,000

Montana Board of Hsg. Participating VRDN Series Floater MIZ 90 62, 4.51% 8/4/23 (Liquidity Facility Mizuho Cap. Markets LLC)	3/02/21	610,925

Philadelphia Auth. for Indl. Dev. Participating VRDN Series MIZ 90 51, 4.51% 8/4/23 (Liquidity Facility Mizuho Cap. Markets LLC)	11/12/20	1,237,090

Pub. Fin. Auth. Mulfa Hs Rev. Participating VRDN Series 2022 MIZ 90 92, 4.51% 8/4/23 (Liquidity Facility Mizuho Cap. Markets LLC)	2/24/22	3,225,000

San Francisco City & County Multi-family Hsg. Rev. Participating VRDN Series MIZ 90 95, 4.51% 8/4/23 (Liquidity Facility Mizuho Cap. Markets LLC)	4/01/22	27,100,000

San Francisco City & County Multi-family Hsg. Rev. Participating VRDN Series MIZ 91 15, 4.51% 8/4/23 (Liquidity Facility Mizuho Cap. Markets LLC)	12/19/22 - 1/30/23	40,000,000

Steele Duncan Plaza, LLC Participating VRDN Series MIZ 91 03, 4.51% 8/4/23 (Liquidity Facility Mizuho Cap. Markets LLC)	8/11/22	2,600,000

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund 4.23%	60,404,000	268,497,000	293,290,000	809,894	-	-	35,611,000	1.3%
Total	60,404,000	268,497,000	293,290,000	809,894	-	-	35,611,000

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities	2,483,157,468	-	2,483,157,468	-

Money Market Funds	35,611,000	35,611,000	-	-
Total Investments in Securities:	2,518,768,468	35,611,000	2,483,157,468	-
Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		June 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $2,494,851,491)	$2,483,157,468
Fidelity Central Funds (cost $35,611,000)	35,611,000

Total Investment in Securities (cost $2,530,462,491)		$2,518,768,468
Receivable for fund shares sold		2,942,362
Interest receivable		19,752,872
Distributions receivable from Fidelity Central Funds		110,299
Receivable from investment adviser for expense reductions		108,861
Other receivables		1,001
Total assets		2,541,683,863
Liabilities
Payable to custodian bank	$330,322
Payable for investments purchased
Regular delivery	32,650,000
Delayed delivery	32,683,692
Payable for fund shares redeemed	5,550,479
Distributions payable	4,350,954
Accrued management fee	406,953
Distribution and service plan fees payable	13
Other affiliated payables	203,390
Total Liabilities		76,175,803
Net Assets		$2,465,508,060
Net Assets consist of:
Paid in capital		$2,478,278,706
Total accumulated earnings (loss)		(12,770,646)
Net Assets		$2,465,508,060

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($100,464 ÷ 10,056 shares) (a)		$9.99
Maximum offering price per share (100/98.50 of $9.99)		$10.14
Fidelity Conservative Income Municipal Bond Fund :
Net Asset Value , offering price and redemption price per share ($2,461,688,927 ÷ 246,416,645 shares)		$9.99
Class I :
Net Asset Value , offering price and redemption price per share ($100,485 ÷ 10,058 shares)		$9.99
Class Z :
Net Asset Value , offering price and redemption price per share ($3,618,184 ÷ 362,179 shares)		$9.99
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		Six months ended June 30, 2023 (Unaudited)
Investment Income
Interest		$33,812,875
Income from Fidelity Central Funds		809,894
Total Income		34,622,769
Expenses
Management fee	$3,043,068
Transfer agent fees	927,047
Distribution and service plan fees	15
Independent trustees' fees and expenses	4,328
Total expenses before reductions	3,974,458
Expense reductions	(923,540)
Total expenses after reductions		3,050,918
Net Investment income (loss)		31,571,851
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	101,044
Total net realized gain (loss)		101,044
Change in net unrealized appreciation (depreciation) on investment securities		5,061,360
Net gain (loss)		5,162,404
Net increase (decrease) in net assets resulting from operations		$36,734,255

Statement of Changes in Net Assets

	Six months ended June 30, 2023 (Unaudited)	Year ended December 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$31,571,851	$24,794,612
Net realized gain (loss)	101,044	(180,583)
Change in net unrealized appreciation (depreciation)	5,061,360	(18,547,287)
Net increase (decrease) in net assets resulting from operations	36,734,255	6,066,742
Distributions to shareholders	(31,484,917)	(24,762,794)

Share transactions - net increase (decrease)	(24,763,391)	(257,663,646)
Total increase (decrease) in net assets	(19,514,053)	(276,359,698)

Net Assets
Beginning of period	2,485,022,113	2,761,381,811
End of period	$2,465,508,060	$2,485,022,113

Fidelity® Conservative Income Municipal Bond Fund

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$9.97	$10.04	$10.06	$10.06	$10.02	$10.01
Income from Investment Operations
Net investment income (loss) A,B	.134	.096	.025	.081	.157	.144
Net realized and unrealized gain (loss)	.016	(.069)	(.020)	.007	.042	.011
Total from investment operations	.150	.027	.005	.088	.199	.155
Distributions from net investment income	(.130)	(.097)	(.025)	(.087)	(.158)	(.144)
Distributions from net realized gain	-	-	-	(.001)	(.001)	(.001)
Total distributions	(.130)	(.097)	(.025)	(.088)	(.159)	(.145)
Net asset value, end of period	$9.99	$9.97	$10.04	$10.06	$10.06	$10.02
Total Return C,D	1.51%	.27%	.05%	.88%	2.00%	1.56%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.33% G	.35%	.35%	.35%	.35%	.35%
Expenses net of fee waivers, if any	.25% G	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25% G	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	2.62% G	.96%	.25%	.81%	1.56%	1.44%
Supplemental Data
Net assets, end of period (000 omitted)	$2,461,689	$2,339,827	$2,580,577	$3,175,503	$2,108,640	$1,607,689
Portfolio turnover rate H	73% G	56%	56%	41%	63%	45% I

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns for periods of less than one year are not annualized.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Annualized.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

I Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Conservative Income Municipal Bond Fund Class A

Six months ended (Unaudited) June 30, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$9.97
Income from Investment Operations
Net investment income (loss) B,C	.027
Net realized and unrealized gain (loss)	.019
Total from investment operations	.046
Distributions from net investment income	(.026)
Total distributions	(.026)
Net asset value, end of period	$9.99
Total Return D,E,F	.46%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.45% I
Expenses net of fee waivers, if any	.45% I
Expenses net of all reductions	.45% I
Net investment income (loss)	2.62% I
Supplemental Data
Net assets, end of period (000 omitted)	$100
Portfolio turnover rate J	73% I

A For the period May 25, 2023 (commencement of sale of shares) through June 30, 2023.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Total returns do not include the effect of the sales charges.

F Total returns for periods of less than one year are not annualized.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Conservative Income Municipal Bond Fund Class I

Six months ended (Unaudited) June 30, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$9.97
Income from Investment Operations
Net investment income (loss) B,C	.029
Net realized and unrealized gain (loss)	.019
Total from investment operations	.048
Distributions from net investment income	(.028)
Total distributions	(.028)
Net asset value, end of period	$9.99
Total Return D,E	.48%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.25% H
Expenses net of fee waivers, if any	.25% H
Expenses net of all reductions	.25% H
Net investment income (loss)	2.82% H
Supplemental Data
Net assets, end of period (000 omitted)	$100
Portfolio turnover rate I	73% H

A For the period May 25, 2023 (commencement of sale of shares) through June 30, 2023.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Total returns for periods of less than one year are not annualized.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Conservative Income Municipal Bond Fund Class Z

Six months ended (Unaudited) June 30, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$9.97
Income from Investment Operations
Net investment income (loss) B,C	.029
Net realized and unrealized gain (loss)	.020
Total from investment operations	.049
Distributions from net investment income	(.029)
Total distributions	(.029)
Net asset value, end of period	$9.99
Total Return D,E	.49%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.25% H
Expenses net of fee waivers, if any	.20% H
Expenses net of all reductions	.20% H
Net investment income (loss)	3.20% H
Supplemental Data
Net assets, end of period (000 omitted)	$3,618
Portfolio turnover rate I	73% H

A For the period May 25, 2023 (commencement of sale of shares) through June 30, 2023.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Total returns for periods of less than one year are not annualized.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended June 30, 2023

1. Organization.
Fidelity Conservative Income Municipal Bond Fund (the Fund) is a fund of Fidelity Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund commenced sale of Class A, Class I and Class Z shares on April 1, 2023. The Fund offers Class A, Fidelity Conservative Income Municipal Bond Fund (formerly Institutional Class), Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Effective April 1, 2023, Conservative Income Municipal Bond share class was consolidated into Institutional Class. Institutional Class was then renamed Fidelity Conservative Income Municipal Bond Fund.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2023 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$887,227
Gross unrealized depreciation	(12,481,527)
Net unrealized appreciation (depreciation)	$(11,594,300)
Tax cost	$2,530,362,768

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(1,110,648)
Long-term	(180,994)
Total capital loss carryforward	$(1,291,642)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Conservative Income Municipal Bond Fund	506,879,271	430,505,000
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. Effective April 1, 2023, the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Prior to April 1, 2023, the Fund paid a monthly management fee that was based on an annual rate of .30% of the Fund's average net assets. Under the management contract, the investment adviser paid all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

For the reporting period, the total annualized management fee rate was .25% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	- %	.15%	$ 15	$ 15
			$15	$15
Sales Load. FDC may receive a front-end sales charge of up to 1.50% for selling Class A shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive a contingent deferred sales charge levied on Class A redemptions. The deferred sales charges are .75% or .50% for certain purchases of Class A shares.

For the period, there were no sales charge amounts retained by FDC.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Fidelity Conservative Income Municipal Bond Fund and Class Z.   FIIOC receives an asset-based fee of Fidelity Conservative Income Municipal Bond Fund's and Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets A
Conservative Income Municipal Bond	$37,385.10
Class A	6.06
Fidelity Conservative Income Municipal Bond Fund	889,572	.08 B
Class I	6.06
Class Z	78.05
	$927,047

A   Annualized
B Effective April 1, 2023, the asset-based fee changed from .05% to .10%.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Conservative Income Municipal Bond Fund	17,800,000	14,965,000	-

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
7. Expense Reductions.
The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through April 30, 2025. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Conservative Income Municipal Bond	.35%	$ 20,475
Class A	.45% A	-
Fidelity Conservative Income Municipal Bond Fund	.25%	901,557
Class I	.25% A	-
Class Z	.20% A	80
		$922,112

A   Expense limitation effective April 1, 2023.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $1,428.
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2023 A	Year ended December 31, 2022
Fidelity Conservative Income Municipal Bond Fund
Distributions to shareholders
Conservative Income Municipal Bond	$ 862,973	$1,260,065
Class A	264	-
Fidelity Conservative Income Municipal Bond Fund	30,616,188	23,502,729
Class I	284	-
Class Z	5,208	-
Total	$31,484,917	$24,762,794

A   Distributions for Class A, Class I and Class Z are for the period May 25, 2023 (commencement of sale of shares) through June 30, 2023.
9. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2023 A	Year ended December 31, 2022	Six months ended June 30, 2023 A	Year ended December 31, 2022
Fidelity Conservative Income Municipal Bond Fund
Conservative Income Municipal Bond
Shares sold	2,563,002	6,431,861	$25,637,442	$64,090,475
Reinvestment of distributions	69,620	104,367	695,551	1,039,599
Shares redeemed	(17,197,882)	(9,979,407)	(172,014,003)	(99,539,380)
Net increase (decrease)	(14,565,260)	(3,443,179)	$(145,681,010)	$(34,409,306)
Class A
Shares sold	10,030	-	$100,000	$ -
Reinvestment of distributions	26	-	264	-
Net increase (decrease)	10,056	-	$100,264	$ -
Fidelity Conservative Income Municipal Bond Fund
Shares sold	87,408,394	232,738,873	$873,226,791	$2,320,419,781
Reinvestment of distributions	831,353	692,458	8,303,556	6,899,221
Shares redeemed	(76,538,660)	(255,738,433)	(764,431,248)	(2,550,573,342)
Net increase (decrease)	11,701,087	(22,307,102)	$117,099,099	$(223,254,340)
Class I
Shares sold	10,030	-	$100,000	$ -
Reinvestment of distributions	28	-	284	-
Net increase (decrease)	10,058	-	$100,284	$ -
Class Z
Shares sold	361,658	-	$3,612,764	$ -
Reinvestment of distributions	521	-	5,208	-
Net increase (decrease)	362,179	-	$3,617,972	$ -

A   Share transactions for Class A, Class I and Class Z are for the period May 25, 2023 (commencement of sale of shares) through June 30, 2023.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2023 to June 30, 2023) for Fidelity® Conservative Income Municipal Bond Fund and for the period (May 25, 2023 to June 30, 2023) for Class A and Class I and Class Z. The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (January 1, 2023 to June 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value	Ending Account Value June 30, 2023	Expenses Paid During Period
Fidelity® Conservative Income Municipal Bond Fund
Fidelity® Conservative Income Municipal Bond Fund	.25%
Actual		$ 1,000	$ 1,015.10	$ 1.25 C
Hypothetical- B		$ 1,000	$ 1,023.55	$ 1.25 D
Class A	.45%
Actual		$ 1,000	$ 1,004.60	$ .46 C
Hypothetical- B		$ 1,000	$ 1,022.56	$ 2.26 D
Class I	.25%
Actual		$ 1,000	$ 1,004.80	$ .25 C
Hypothetical- B		$ 1,000	$ 1,023.55	$ 1.25 D
Class Z	.20%
Actual		$ 1,000	$ 1,004.90	$ .20 C
Hypothetical- B		$ 1,000	$ 1,023.80	$ 1.00 D

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C    Actual expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 / 365 (to reflect the one-half year period) for  Fidelity® Conservative Income Municipal Bond Fund and multiplied by 37 / 365 (to reflect the period May 25, 2023 to June 30, 2023) for Class A and Class I and Class Z.

D   Hypothetical expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Conservative Income Municipal Bond Fund
At its March 2023 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) for the fund (the Amended Contract) that will charge a flat management fee covering fund-level expenses of 20 basis points. As a result, the Amended Contract will decrease the management fee paid by the fund by approximately 10 basis points, effective April 1, 2023. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided. The Board previously received and considered materials relating to the nature, extent and quality of services provided by FMR to the fund, including the resources dedicated to investment management and support services, shareholder and administrative services, the benefits to shareholders of investment in a large fund family and the investment performance of the fund in connection with the annual renewal of the fund's current management contract (Current Management Contract). At its September 2022 meeting, the Board concluded that the nature, extent and quality of the services to be provided to the fund under the Current Management Contract should continue to benefit the fund's shareholders. In connection with its approval of the Amended Contract at its March 2023 meeting, the Board noted that such approval would not change the fund's portfolio managers, the investment processes, the level or nature of services provided, the resources and personnel allocated or trading and compliance operations. The Board concluded that the nature, extent, and quality of services to be provided to the fund under the Amended Contract will continue to benefit the fund's shareholders.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered that it received and reviewed information regarding the fund's management fee rate and total expense ratio compared to "mapped groups" of competitive funds and classes at the current management fee and expense levels in connection with the annual renewal of the Current Management Contract. Based on its review, the Board concluded at its September 2022 meeting that the fund's current management fee and the total expense ratio of the fund are fair and reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
In reviewing the Amended Contract, the Board considered the fund's proposed management fee rate out of which FMR will pay all "fund-level" expenses, with certain limited exceptions, and the projected total expense ratio of the fund. The Board considered that the Amended Contract will decrease the management fee paid by the fund by approximately 10 basis points, based on the average group assets for December 2022. The Board noted that the fund's proposed management fee rate is lower than the median fee rate of funds with similar Lipper investment objective categories and comparable investment mandates, regardless of whether their management fee structures are comparable. The Board also considered that the projected total net expense ratio of the fund is below the median of those funds and classes used by the Board for management fee comparisons that have a similar sales load structure.
The Board also noted that, in conjunction with the approval of the lower management fee rate under the Amended Contract, FMR has contractually agreed to reimburse the fund to the extent that total operating expenses (with certain exceptions), as a percentage of its average net assets exceed 25 basis points through April 30, 2025.
Based on its review, the Board concluded that the fund's management fee and projected total expense ratio continue to be fair and reasonable in light of the services that the fund receives and the other factors considered.
Costs of the Services and Profitability. The Board considered that it previously reviewed information regarding the revenues earned, the expenses incurred by Fidelity in providing services to the fund and the level of Fidelity's profitability. At its September 2022 meeting, the Board concluded that it was satisfied that the profitability of Fidelity in connection with the operation of the fund was not excessive. Because the Board was approving an arrangement under which the management fees were being reduced, the Board did not consider Fidelity's costs of services, revenues, or profitability to be significant factors in its decision to approve the Amended Contract.
Economies of Scale. The Board considered that it previously received and reviewed information regarding whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale and that it concluded, at its September 2022 meeting, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity. In connection with the approval of the fund's Amended Contract, the Board did not consider economies of scale because the proposed fee arrangement lowers the fund's management fee and FMR will continue to contractually limit expenses. The Board will continue to review economies of scale in connection with its consideration of future renewals of the Amended Contract.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structure is fair and reasonable, and that the fund's Amended Contract should be approved.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.967795.109
CMB-SANN-0823
Fidelity® Minnesota Municipal Income Fund

Semi-Annual Report
June 30, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary June 30, 2023 (Unaudited)
Revenue Sources (% of Fund's net assets)
General Obligations	40.8
Health Care	24.4
Education	11.3
Transportation	6.7
Housing	6.4
Electric Utilities	6.1
Others* (Individually Less Than 5%)	4.3
100.0

*Includes net other assets

Quality Diversification (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Schedule of Investments June 30, 2023 (Unaudited)

Showing Percentage of Net Assets
Municipal Bonds - 99.5%
	Principal Amount (a)	Value ($)
Guam - 0.3%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C:
6.25% 10/1/34 (b)	515,000	518,129
6.25% 10/1/34 (Pre-Refunded to 10/1/23 @ 100) (b)	335,000	337,035
Guam Pwr. Auth. Rev. Series 2022 A, 5% 10/1/44	1,000,000	1,026,208
TOTAL GUAM		1,881,372
Minnesota - 97.8%
Albany Independent School District #745 (Minnesota School district Cr. Enhancement Prog.) Series 2022 A, 4.125% 2/1/41	1,130,000	1,159,623
Anoka-Hennepin Independent School District 11 Series 2014 A:
5% 2/1/25	1,015,000	1,024,691
5% 2/1/26	1,220,000	1,231,680
5% 2/1/27	1,285,000	1,297,083
5% 2/1/28	1,345,000	1,357,495
5% 2/1/29	1,415,000	1,427,904
5% 2/1/34	1,800,000	1,815,088
Chaska Elec. Rev. Series 2015 A:
5% 10/1/26	1,000,000	1,037,755
5% 10/1/29	785,000	816,017
Chaska Independent School District #112 Gen. Oblig. (Minnesota School District Cr. Enhancement Prog.) Series 2016 A:
5% 2/1/30	1,400,000	1,468,459
5% 2/1/31	3,600,000	3,774,215
City of Ramsey Series 2022 A:
5% 12/15/29	670,000	765,482
5% 12/15/30	665,000	773,632
5% 12/15/31	740,000	877,569
5% 12/15/32	775,000	932,979
5% 12/15/33	565,000	679,614
5% 12/15/34	455,000	542,097
City of Virginia Series 2020 A:
4% 2/1/37 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,017,850
4% 2/1/39 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,004,132
City of White Bear Lake (YMCA of Greater Twin Cities Proj.) Series 2018:
5% 6/1/25	565,000	577,054
5% 6/1/26	500,000	517,141
5% 6/1/28	1,000,000	1,056,532
5% 6/1/30	625,000	671,340
5% 6/1/31	700,000	752,082
5% 6/1/33	1,400,000	1,502,075
Cloquet Independent School District #94 Series 2015 B:
5% 2/1/28	3,030,000	3,105,990
5% 2/1/31	1,245,000	1,274,110
Ctr. City Health Care Facilities (Hazelden Betty Ford Foundation Proj.) Series 2014:
5% 11/1/23	775,000	777,702
5% 11/1/25	250,000	252,949
5% 11/1/26	500,000	505,577
5% 11/1/27	920,000	929,671
Dassel Cokato Mischd # 466 (Minnesota School District Cr. Enhancement Prog.) Series 2023 A:
4% 2/1/41	415,000	419,205
4% 2/1/42	750,000	754,987
4% 2/1/43	960,000	964,951
Dawson-Boyd Independent School District Series 2019 A:
4% 2/1/33	1,140,000	1,197,371
4% 2/1/36	1,360,000	1,407,436
4% 2/1/37	1,200,000	1,234,769
Delano Minn Series 2023 A:
4% 2/1/40	1,060,000	1,062,839
4% 2/1/41	1,100,000	1,100,505
5% 2/1/39	1,010,000	1,127,182
Dilworth Gen. Oblig. Series 2022 A:
3.5% 2/1/34	455,000	455,670
3.5% 2/1/35	470,000	468,959
3.5% 2/1/36	490,000	483,132
4% 2/1/38	1,030,000	1,041,647
4% 2/1/40	1,115,000	1,118,789
4% 2/1/42	1,205,000	1,197,567
Dilworth-Glyndon-Felton ISD No. 2164 Series 2020 A, 4% 2/1/34	1,000,000	1,020,494
Duluth Econ. Dev. Auth. Series 2021 A, 4% 7/1/41	930,000	727,889
Duluth Econ. Dev. Auth. Health Care Facilities Rev.:
Series 2018 A:
5% 2/15/43	1,500,000	1,536,477
5% 2/15/48	3,000,000	3,032,170
5% 2/15/58	3,125,000	3,135,044
Series 2021 A:
4% 6/15/32	535,000	523,618
4% 6/15/35	550,000	528,027
Series 2022 A:
4% 6/15/37	1,140,000	1,052,514
4% 6/15/38	400,000	362,705
4% 6/15/39	250,000	224,112
5% 6/15/25	565,000	570,359
5% 6/15/26	360,000	366,624
5% 6/15/28	935,000	969,575
5% 6/15/29	775,000	809,191
5% 6/15/31	1,220,000	1,291,058
5% 6/15/33	1,170,000	1,242,316
Series 2022 B:
5.25% 6/15/47	2,500,000	2,552,875
5.25% 6/15/52	1,250,000	1,263,631
Duluth Independent School District #709 Ctfs. of Prtn.:
Series 2019 B:
5% 2/1/24	400,000	403,602
5% 2/1/25	375,000	384,695
5% 2/1/26	395,000	411,825
5% 2/1/27	370,000	392,231
Series 2021 B, 3% 3/1/32	540,000	481,721
Eden Prairie Independent School District Series 2023 A:
4% 2/1/35	1,050,000	1,115,006
4% 2/1/36	915,000	961,097
Elk River Independent School District #728:
Series 2019 A, 3% 2/1/33	2,925,000	2,863,149
Series 2020 A, 4% 2/1/31	2,120,000	2,244,902
Forest Lake Series 2019 A, 4% 2/1/31	1,790,000	1,910,199
Gibbon Minnesota Independent School District #2 Series 2023 A:
5% 2/1/39 (c)	1,000,000	1,093,459
5% 2/1/40 (c)	1,000,000	1,090,623
Hawley Independent School District #150 Series 2023 A:
5% 2/1/37	535,000	588,615
5% 2/1/38	400,000	437,001
5% 2/1/39	620,000	675,067
5% 2/1/40	650,000	703,323
Hennepin County Gen. Oblig.:
Series 2016 A:
5% 12/1/39	5,250,000	5,513,120
5% 12/1/40	7,200,000	7,549,038
Series 2016 B, 5% 12/1/31	1,155,000	1,222,414
Series 2017 C, 5% 12/1/33	3,075,000	3,251,423
Series 2019 B, 5% 12/15/39	3,725,000	4,058,249
Series 2020 C, 5% 12/15/37	2,500,000	2,775,925
Itasca County (Minnesota County Cr. Enhancement Prog.) Series 2020 B:
2% 2/1/35	600,000	477,954
4% 2/1/30	1,520,000	1,626,616
Le Sueur-Henderson ISD No. 2397 (Minnesota School District Cr. Enhancement Prog.) Series 2022 A, 4.5% 2/1/42	2,495,000	2,589,389
Maple Grove Health Care Sys. Rev.:
Series 2015:
4% 9/1/35	1,250,000	1,212,338
5% 9/1/25	215,000	220,471
5% 9/1/28	695,000	713,216
5% 9/1/30	1,500,000	1,539,793
5% 9/1/31	1,300,000	1,333,155
5% 9/1/32	1,000,000	1,023,062
Series 2017:
5% 5/1/26	1,355,000	1,396,801
5% 5/1/27	1,400,000	1,461,526
5% 5/1/28	2,915,000	3,044,076
5% 5/1/29	1,000,000	1,044,741
5% 5/1/30	900,000	941,004
5% 5/1/31	580,000	605,508
5% 5/1/32	500,000	519,933
Maple River Independent School District No. 2135 Series 2020 A, 4% 2/1/45	2,750,000	2,763,883
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.:
Series 2014 A:
5% 1/1/26	3,015,000	3,034,508
5% 1/1/28	4,100,000	4,128,302
5% 1/1/29	2,150,000	2,165,051
5% 1/1/30	2,000,000	2,013,876
5% 1/1/31	6,020,000	6,059,146
Series 2016 A:
5% 1/1/30	4,275,000	4,555,595
5% 1/1/31	2,375,000	2,527,644
5% 1/1/32	2,900,000	3,085,749
Series 2016 C, 5% 1/1/46	4,770,000	4,920,891
Series 2016 D:
5% 1/1/27 (b)	350,000	364,571
5% 1/1/28 (b)	430,000	448,689
5% 1/1/29 (b)	225,000	235,306
5% 1/1/30 (b)	480,000	502,581
5% 1/1/31 (b)	200,000	209,476
5% 1/1/32 (b)	200,000	209,433
5% 1/1/33 (b)	220,000	230,253
5% 1/1/34 (b)	225,000	235,245
5% 1/1/35 (b)	225,000	234,592
5% 1/1/36 (b)	220,000	228,452
5% 1/1/37 (b)	250,000	258,552
5% 1/1/41 (b)	725,000	741,886
Series 2022 B:
4.25% 1/1/42 (b)	1,780,000	1,749,239
5% 1/1/47 (b)	1,600,000	1,668,078
Minneapolis Health Care Sys. Rev.:
Series 2015 A:
5% 11/15/27 (Assured Guaranty Muni. Corp. Insured)	850,000	872,175
5% 11/15/32	2,200,000	2,262,721
Series 2018 A:
5% 11/15/34	3,350,000	3,559,761
5% 11/15/35	2,500,000	2,643,244
5% 11/15/36	2,500,000	2,627,454
5% 11/15/49	4,935,000	5,016,661
Series 2021:
4% 11/15/36	5,410,000	5,411,726
4% 11/15/37	2,780,000	2,749,541
4% 11/15/38	1,785,000	1,755,492
4% 11/15/39	1,265,000	1,234,313
4% 11/15/40	6,000,000	5,804,494
Minneapolis Spl. School District:
(Minnesota School District Cr. Enhancement Prog.) Series 2019 B, 5% 2/1/32	1,815,000	2,033,364
(MN School District Cr. Enhancement Prog.):
Series 2018 A, 5% 2/1/33	1,000,000	1,099,247
Series 2018 B, 5% 2/1/33	3,190,000	3,506,597
Series 2017 A, 4% 2/1/33	1,415,000	1,469,237
Series 2017 B:
4% 2/1/33	2,595,000	2,694,466
4% 2/1/34	2,595,000	2,687,556
Series 2020 B, 4% 2/1/36	1,745,000	1,812,007
Series 2020 C, 4% 2/1/38	1,665,000	1,698,136
Series 2021 B:
5% 2/1/41	1,180,000	1,306,398
5% 2/1/42	1,235,000	1,365,272
Series 2021 C:
5% 2/1/40	1,585,000	1,763,383
5% 2/1/41	1,660,000	1,837,815
5% 2/1/42	1,745,000	1,929,069
Series 2022 B:
5% 2/1/34	850,000	975,333
5% 2/1/41	1,195,000	1,331,962
5% 2/1/42	1,255,000	1,397,536
5% 2/1/43	1,320,000	1,468,584
Minnesota Armory Bldg. Commission Series 2021 A, 3% 6/1/38	1,900,000	1,706,607
Minnesota Ctfs. Prtn. (Minnesota Gen. Oblig. Proj.) Series 2014, 5% 6/1/39	2,445,000	2,465,415
Minnesota Gen. Oblig.:
Series 2015 A, 5% 8/1/33	1,900,000	1,973,840
Series 2017 A, 5% 10/1/33	3,335,000	3,647,500
Series 2018 B, 4% 8/1/35	5,270,000	5,511,077
Series 2019 A, 5% 8/1/35	5,030,000	5,623,008
Series 2020 A:
5% 8/1/35	6,000,000	6,812,584
5% 8/1/37	6,000,000	6,710,658
5% 8/1/40	2,500,000	2,764,856
Series 2021 A:
4% 9/1/39	2,645,000	2,738,745
4% 9/1/41	10,000,000	10,277,184
Series 2021 B, 4% 9/1/32	2,000,000	2,179,639
Series 2022 A, 5% 8/1/41	1,530,000	1,725,528
Minnesota Higher Ed. Facilities Auth. Rev.:
(Univ. of St Thomas) Series 2017 A, 5% 10/1/29	760,000	816,346
Series 2016 A, 5% 5/1/46	3,610,000	3,267,967
Series 2017 A, 4% 10/1/35	800,000	811,453
Series 2017:
5% 3/1/31	1,000,000	1,071,104
5% 10/1/31	590,000	630,880
5% 3/1/34	530,000	566,472
5% 10/1/34	440,000	467,284
5% 10/1/35	555,000	585,903
Series 2018 A:
5% 10/1/34	1,155,000	1,216,012
5% 10/1/35	500,000	521,916
5% 10/1/45	3,650,000	3,682,902
Series 2019:
3% 12/1/23	100,000	99,375
4% 12/1/24	100,000	99,312
4% 12/1/25	180,000	179,046
4% 12/1/26	190,000	189,055
4% 12/1/27	195,000	193,918
4% 12/1/28	240,000	238,768
4% 12/1/29	285,000	283,313
4% 12/1/30	200,000	198,292
4% 12/1/31	450,000	444,634
4% 12/1/32	690,000	678,501
4% 12/1/33	750,000	732,772
4% 12/1/34	225,000	217,854
5% 10/1/29	400,000	442,601
5% 10/1/40	1,000,000	1,049,193
Series 2021:
3% 3/1/40	365,000	318,404
3% 3/1/43	325,000	269,568
4% 3/1/24	205,000	206,008
4% 10/1/24	440,000	442,261
4% 3/1/25	175,000	177,139
4% 10/1/25	585,000	591,398
4% 3/1/26	100,000	102,211
4% 10/1/26	600,000	611,876
4% 10/1/28	675,000	698,980
4% 10/1/29	460,000	479,110
4% 3/1/30	150,000	159,913
4% 3/1/31	250,000	269,151
4% 3/1/32	140,000	149,523
4% 3/1/33	390,000	414,555
4% 3/1/34	150,000	158,489
4% 3/1/35	125,000	131,322
4% 3/1/36	125,000	130,145
4% 3/1/37	100,000	103,023
4% 10/1/46	2,750,000	2,690,940
4% 10/1/50	1,000,000	963,671
Series 2022 A:
5% 10/1/47	1,000,000	1,047,267
5% 10/1/52	1,000,000	1,041,428
Series Eight-G, 5% 12/1/31	1,000,000	1,034,226
Series Eight-J:
5% 3/1/26	1,015,000	1,043,490
5% 3/1/27	500,000	513,383
Series Eight-L:
5% 4/1/28	920,000	964,009
5% 4/1/29	1,005,000	1,056,168
5% 4/1/35	500,000	523,291
Minnesota Hsg. Fin. Agcy.:
(Mtg. Backed Securities Pass Through Prog.) Series 2019 C, 3.15% 6/1/49	785,186	749,476
(Mtg.-Backed Securities Pass-Through Prog.) Series H, 2.47% 1/1/50	1,701,398	1,434,936
Series 2015 A:
5% 8/1/29	1,000,000	1,016,797
5% 8/1/30	1,000,000	1,017,326
5% 8/1/31	1,000,000	1,015,845
5% 8/1/32	1,000,000	1,015,211
5% 8/1/33	1,000,000	1,014,578
Series 2016 B, 3.5% 7/1/46	2,305,000	2,279,423
Series 2019 B, 4.25% 7/1/49	2,775,000	2,768,386
Series 2020 G, 3% 1/1/51	1,215,000	1,173,771
Series 2021 D, 3% 1/1/52	1,785,000	1,717,726
Series 2021 H, 3% 7/1/52	1,180,000	1,133,433
Series 2021, 3% 7/1/51	3,455,000	3,329,798
Series 2022 M, 6% 1/1/53	2,480,000	2,667,114
Series 2023 B, 5.75% 7/1/53	3,000,000	3,199,893
Series B:
3.5% 7/1/50	7,505,000	7,350,817
4% 8/1/36	2,000,000	2,052,307
Series E, 3.5% 7/1/50	3,760,000	3,682,518
Series I, 3% 1/1/51	4,275,000	4,126,458
Minnesota Muni. Gas Agcy. Rev. Bonds Series 2022 A, 4%, tender 12/1/27 (d)	7,000,000	6,995,246
Minnesota Muni. Pwr. Agcy. Elec. Rev.:
Series 2014 A, 5% 10/1/26	830,000	848,183
Series 2014:
5% 10/1/26	630,000	643,801
5% 10/1/27	750,000	766,338
5% 10/1/30	1,000,000	1,021,172
Series 2016:
4% 10/1/41	1,000,000	991,751
5% 10/1/32	1,500,000	1,583,855
5% 10/1/33	400,000	422,109
5% 10/1/35	400,000	419,468
5% 10/1/36	1,000,000	1,050,550
5% 10/1/47	2,000,000	2,064,449
Minnesota Office of Higher Ed. Series2023, 5% 11/1/33 (b)	3,600,000	3,936,405
Minnesota Pub. Facilities Auth. Rev. Series 2016 A, 5% 3/1/30	5,150,000	5,432,748
Moorhead Edl. Facilities Rev. (The Concordia College Corp. Proj.) Series 2016, 5% 12/1/25	1,925,000	1,947,326
Moorhead ISD No. 152 Series 2020 A, 4% 2/1/31	2,015,000	2,122,247
Mounds View Independent School District #621 (Minnesota School District Cr. Enhancement Prog.) Series 2018 A:
3.45% 2/1/37	2,000,000	1,901,706
3.55% 2/1/38	2,000,000	1,891,751
Nashwauk Keewatin Independent School District # 319 Gen. Oblig. Series 2022 A:
4% 2/1/35	200,000	211,412
4% 2/1/36	1,000,000	1,048,324
North St. Paul Maplewood-Oakdale Indpendent School District:
(Minnesota School District Cr. Enhancement Prog.) Series 2019 B, 3% 2/1/42	3,090,000	2,557,955
(MN School District Cr. Enhancement Prog.) Series 2019 B, 4% 2/1/32	3,120,000	3,286,152
Northern Muni. Pwr. Agcy. Elec. Sys. Rev.:
Series 2013 A:
5% 1/1/24	650,000	650,690
5% 1/1/25	975,000	976,107
5% 1/1/31	1,740,000	1,741,862
Series 2016:
5% 1/1/28	500,000	521,232
5% 1/1/29	920,000	959,965
5% 1/1/30	520,000	542,462
5% 1/1/31	350,000	365,033
Series 2017:
5% 1/1/31	400,000	425,027
5% 1/1/33	475,000	502,732
5% 1/1/35	520,000	548,267
Red Rock Central Independent School District Series 2022 A, 2.375% 2/1/45	1,310,000	934,787
Robbinsdale Independent School District 281 (MN School District Cr. Enhancement Prog.) Series 2019 B, 5% 2/1/30	955,000	1,050,897
Rochester Elec. Util. Rev. Series 2017 A:
5% 12/1/42	1,100,000	1,136,880
5% 12/1/47	1,000,000	1,029,669
Rochester Health Care Facilities Rev.:
Series 2016 B:
5% 11/15/31	3,750,000	4,361,548
5% 11/15/33	300,000	356,809
5% 11/15/35	4,000,000	4,781,068
Series 2018, 4% 11/15/48	3,400,000	3,311,395
Series 2022:
4% 11/15/39	2,670,000	2,714,536
5% 11/15/57	3,500,000	3,770,901
Roseville Independent School District Series 2021 A:
5% 4/1/27	850,000	884,160
5% 4/1/28	1,100,000	1,159,563
Roseville Independent School District #623:
(Minnesota Gen. Oblig.) Series 2018 A, 5% 2/1/31	5,050,000	5,417,282
(MN School District Cr. Enhancement Prog.) Series 2018 A, 5% 2/1/29	5,180,000	5,558,088
Saint Cloud Health Care Rev.:
Series 2016 A:
5% 5/1/29	1,125,000	1,172,638
5% 5/1/30	1,000,000	1,042,416
5% 5/1/31	1,000,000	1,042,044
5% 5/1/46	5,000,000	5,070,674
Series 2019, 5% 5/1/48	6,000,000	6,149,576
Saint Paul Port Auth. District Series 2021 1:
3% 10/1/26	100,000	98,472
3% 10/1/34	285,000	261,803
4% 10/1/41	500,000	488,937
Saint Paul Sales Tax Rev. Series 2014 G:
5% 11/1/26	1,000,000	1,022,904
5% 11/1/28	1,000,000	1,021,598
Sauk Rapids Minn Independent School District # 47 Series 2020 A, 2.5% 2/1/39	2,925,000	2,316,676
Shakopee Health Care Facilities Rev. Series 2014:
5% 9/1/24	1,000,000	1,014,595
5% 9/1/25	1,345,000	1,363,658
5% 9/1/26	1,575,000	1,597,530
5% 9/1/28	1,000,000	1,014,287
5% 9/1/34	1,065,000	1,075,600
Shakopee Sr. Hsg. Rev. Bonds Series 2018, 5.85%, tender 11/1/25 (d)(e)	2,900,000	2,854,167
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.:
(Cap. Appreciation) Series 1994 A, 0% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,320,000	3,037,818
Series 2015 A:
5% 1/1/34	1,695,000	1,764,503
5% 1/1/36	1,000,000	1,037,850
Series 2019 A, 5% 1/1/34	1,230,000	1,384,151
St Paul Independent School District (Minnesota School District Cr. Enhancement Prog.) Series 2022 E, 4% 2/1/40	1,575,000	1,592,813
St Paul Minn Wtr. Rev. Series 2023 A, 4% 12/1/47	1,000,000	999,353
St. Paul Hsg. & Redev. Auth. Health Care Facilities Rev.:
(Fairview Hsp & Hltcare Srv Sys. Proj.) Series 2017 A, 5% 11/15/47	4,395,000	4,459,346
Series 2015 A:
5% 7/1/29	5,000,000	5,132,026
5% 7/1/30	5,015,000	5,141,159
Series 2017 A:
5% 11/15/28	460,000	482,373
5% 11/15/30	650,000	683,053
5% 11/15/31	845,000	887,841
5% 11/15/33	3,410,000	3,576,589
5% 11/15/34	665,000	696,200
Univ. of Minnesota Gen. Oblig.:
Series 2017 A:
5% 9/1/33	5,025,000	5,454,932
5% 9/1/37	3,880,000	4,147,035
5% 9/1/39	1,000,000	1,062,821
Series 2017 B, 5% 12/1/32	2,000,000	2,182,332
Series 2019 A, 5% 4/1/44	5,000,000	5,374,004
Series 2020 A:
5% 11/1/31	1,070,000	1,234,185
5% 11/1/33	1,015,000	1,167,563
5% 11/1/45	6,050,000	6,614,366
Warren / Alvarado / Oslo Minni Series 2023 A:
3.75% 2/1/42	1,030,000	1,002,070
3.75% 2/1/43	845,000	820,941
Wayzata Sr Hsg. Rev. Series 2019:
5% 8/1/49	500,000	470,179
5% 8/1/54	1,000,000	924,496
West Saint Paul Independent School District #197 (Minnesota School District Cr. Enhancement Prog.) Series 2018 A:
3.6% 2/1/37	2,000,000	1,955,475
3.65% 2/1/38	2,000,000	1,905,951
4% 2/1/41	2,400,000	2,419,499
Western Minnesota Muni. Pwr. Agcy. Pwr. Supply Rev.:
Series 2015 A, 5% 1/1/31	1,820,000	1,894,629
Series 2018 A, 5% 1/1/49	2,000,000	2,104,736
White Bear Lake Independent School District #624 Gen. Oblig.:
Series 2020 A, 3% 2/1/31	930,000	925,382
Series 2022 A, 4% 2/1/32	4,795,000	5,149,448
Wright County Ctfs. of Prtn. Series 2019 A:
5% 12/1/30	1,115,000	1,261,773
5% 12/1/31	1,000,000	1,131,346
TOTAL MINNESOTA		562,318,082
Puerto Rico - 1.4%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2021 A1:
0% 7/1/33	1,705,673	1,042,813
5.625% 7/1/27	190,000	200,062
5.625% 7/1/29	595,000	637,207
5.75% 7/1/31	1,420,000	1,550,943
Puerto Rico Hsg. Fin. Auth. Series 2020, 5% 12/1/27	1,225,000	1,308,755
Puerto Rico Indl., Tourist, Edl., Med. And Envir. Cont. Facilities Fing. Auth. Series 2021:
4% 7/1/36	105,000	98,320
4% 7/1/41	85,000	75,196
5% 7/1/27	325,000	340,753
5% 7/1/30	140,000	152,679
5% 7/1/32	380,000	419,722
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2019 A2, 4.329% 7/1/40	2,080,000	1,978,144
TOTAL PUERTO RICO		7,804,594
TOTAL MUNICIPAL BONDS (Cost $595,041,511)		572,004,048

Municipal Notes - 0.2%
	Principal Amount (a)	Value ($)
Minnesota - 0.2%
Minneapolis Health Care Sys. Rev. (Fairview Health Svcs.) Series 2018 C, 4.1% 7/3/23, LOC Wells Fargo Bank NA, VRDN (d) (Cost $1,380,000)	1,380,000	1,380,000

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $596,421,511)	573,384,048
NET OTHER ASSETS (LIABILITIES) - 0.3%	1,508,986
NET ASSETS - 100.0%	574,893,034

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,854,167 or 0.5% of net assets.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities	573,384,048	-	573,384,048	-

Total Investments in Securities:	573,384,048	-	573,384,048	-
Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		June 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule Unaffiliated issuers (cost $596,421,511):		$573,384,048
Receivable for fund shares sold		81,193
Interest receivable		7,821,192
Other receivables		1,630
Total assets		581,288,063
Liabilities
Payable to custodian bank	$2,715,069
Payable for investments purchased on a delayed delivery basis	2,180,860
Payable for fund shares redeemed	821,004
Distributions payable	417,515
Accrued management fee	166,785
Other affiliated payables	66,491
Other payables and accrued expenses	27,305
Total Liabilities		6,395,029
Net Assets		$574,893,034
Net Assets consist of:
Paid in capital		$603,153,055
Total accumulated earnings (loss)		(28,260,021)
Net Assets		$574,893,034
Net Asset Value , offering price and redemption price per share ($574,893,034 ÷ 52,586,380 shares)		$10.93

Statement of Operations
		Six months ended June 30, 2023 (Unaudited)
Investment Income
Interest		$8,077,388
Expenses
Management fee	$1,021,820
Transfer agent fees	333,161
Accounting fees and expenses	71,668
Custodian fees and expenses	6,813
Independent trustees' fees and expenses	1,027
Registration fees	38,713
Audit	25,663
Legal	9,914
Miscellaneous	1,698
Total expenses before reductions	1,510,477
Expense reductions	(11,803)
Total expenses after reductions		1,498,674
Net Investment income (loss)		6,578,714
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(2,015,544)
Total net realized gain (loss)		(2,015,544)
Change in net unrealized appreciation (depreciation) on investment securities		4,667,202
Net gain (loss)		2,651,658
Net increase (decrease) in net assets resulting from operations		$9,230,372

Statement of Changes in Net Assets

	Six months ended June 30, 2023 (Unaudited)	Year ended December 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,578,714	$12,655,805
Net realized gain (loss)	(2,015,544)	(3,615,939)
Change in net unrealized appreciation (depreciation)	4,667,202	(60,238,095)
Net increase (decrease) in net assets resulting from operations	9,230,372	(51,198,229)
Distributions to shareholders	(6,544,346)	(12,925,960)

Share transactions
Proceeds from sales of shares	59,575,743	282,521,007
Reinvestment of distributions	3,993,732	8,361,606
Cost of shares redeemed	(64,229,996)	(352,961,319)

Net increase (decrease) in net assets resulting from share transactions	(660,521)	(62,078,706)
Total increase (decrease) in net assets	2,025,505	(126,202,895)

Net Assets
Beginning of period	572,867,529	699,070,424
End of period	$574,893,034	$572,867,529

Other Information
Shares
Sold	5,419,844	25,812,038
Issued in reinvestment of distributions	364,020	756,599
Redeemed	(5,858,432)	(32,118,809)
Net increase (decrease)	(74,568)	(5,550,172)

Fidelity® Minnesota Municipal Income Fund

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$10.88	$12.01	$12.18	$11.91	$11.41	$11.64
Income from Investment Operations
Net investment income (loss) A,B	.123	.230	.227	.251	.280	.282
Net realized and unrealized gain (loss)	.049	(1.126)	(.143)	.296	.525	(.211)
Total from investment operations	.172	(.896)	.084	.547	.805	.071
Distributions from net investment income	(.122)	(.229)	(.222)	(.251)	(.280)	(.282)
Distributions from net realized gain	-	(.005)	(.032)	(.026)	(.025)	(.019)
Total distributions	(.122)	(.234)	(.254)	(.277)	(.305)	(.301)
Net asset value, end of period	$10.93	$10.88	$12.01	$12.18	$11.91	$11.41
Total Return C,D	1.58%	(7.47)%	.70%	4.65%	7.12%	.65%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.52% G	.51%	.49%	.49%	.49%	.50%
Expenses net of fee waivers, if any	.52% G	.50%	.49%	.49%	.49%	.50%
Expenses net of all reductions	.51% G	.50%	.48%	.49%	.49%	.49%
Net investment income (loss)	2.25% G	2.07%	1.88%	2.09%	2.38%	2.48%
Supplemental Data
Net assets, end of period (000 omitted)	$574,893	$572,868	$699,070	$673,488	$593,754	$523,096
Portfolio turnover rate H	12% G	17%	7%	9%	9%	14%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Annualized.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended June 30, 2023

1. Organization.
Fidelity Minnesota Municipal Income Fund (the Fund) is a non-diversified fund of Fidelity Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares.   Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may be affected by economic and political developments in the state of Minnesota.
2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2023 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   market discount and capital loss carryforwards.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,537,901
Gross unrealized depreciation	(24,522,132)
Net unrealized appreciation (depreciation)	$(22,984,231)
Tax cost	$596,368,279

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(728,872)
Long-term	(2,887,067)
Total capital loss carryforward	$(3,615,939)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
3. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Minnesota Municipal Income Fund	43,923,502	32,510,804
4. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .35% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to an annualized rate of .11% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Minnesota Municipal Income Fund	.02

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Minnesota Municipal Income Fund	-	7,100,000	-
5. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Minnesota Municipal Income Fund	$576
6. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $4,595.

In addition, during the period the investment advisor or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $7,208.
7. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
8. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2023 to June 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During Period- C January 1, 2023 to June 30, 2023

Fidelity® Minnesota Municipal Income Fund	.52%
Actual		$ 1,000	$ 1,015.80	$ 2.60
Hypothetical- B		$ 1,000	$ 1,022.22	$ 2.61

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.705580.125
MNF-SANN-0823
Fidelity® Michigan Municipal Income Fund

Semi-Annual Report
June 30, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary June 30, 2023 (Unaudited)
Revenue Sources (% of Fund's net assets)
General Obligations	22.0
Health Care	21.1
Transportation	12.7
Education	11.8
Water & Sewer	9.0
Special Tax	5.9
Housing	5.0
Others* (Individually Less Than 5%)	12.5
100.0

*Includes net other assets

Quality Diversification (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Schedule of Investments June 30, 2023 (Unaudited)

Showing Percentage of Net Assets
Municipal Bonds - 95.6%
	Principal Amount (a)	Value ($)
Guam - 0.4%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C:
6.25% 10/1/34 (b)	600,000	603,646
6.25% 10/1/34 (Pre-Refunded to 10/1/23 @ 100) (b)	400,000	402,430
Guam Pwr. Auth. Rev. Series 2022 A, 5% 10/1/44	1,000,000	1,026,208
TOTAL GUAM		2,032,284
Michigan - 93.6%
Allegan Pub. School District Series 2023 II, 5% 5/1/48	2,000,000	2,114,837
Ann Arbor Pub. School District Series 2023, 4% 5/1/40	3,000,000	3,027,819
Bloomfield Hills Schools District:
Series 2020, 4% 5/1/50	1,500,000	1,448,633
Series 2023, 5% 5/1/41	1,000,000	1,096,337
Chippewa Valley Schools Series 2016 A:
5% 5/1/32	1,000,000	1,031,452
5% 5/1/33	1,000,000	1,030,326
5% 5/1/34	1,075,000	1,105,184
Detroit Downtown Dev. Auth. Tax Series A:
5% 7/1/29 (Assured Guaranty Muni. Corp. Insured)	1,340,000	1,358,524
5% 7/1/31 (Assured Guaranty Muni. Corp. Insured)	1,775,000	1,797,293
5% 7/1/33 (Assured Guaranty Muni. Corp. Insured)	2,000,000	2,021,626
5% 7/1/34 (Assured Guaranty Muni. Corp. Insured)	1,750,000	1,767,058
5% 7/1/37 (Assured Guaranty Muni. Corp. Insured)	2,000,000	2,012,740
Detroit Gen. Oblig.:
Series 2020:
5.5% 4/1/35	1,040,000	1,102,409
5.5% 4/1/36	435,000	457,811
5.5% 4/1/37	465,000	485,893
5.5% 4/1/38	490,000	509,047
Series 2021 A:
5% 4/1/37	1,875,000	1,905,819
5% 4/1/39	1,210,000	1,217,142
Detroit Swr. Disp. Rev.:
Series 2001 B, 5.5% 7/1/29 (Assured Guaranty Corp. Insured) (FGIC Insured)	25,000	26,334
Series 2006, 5% 7/1/36	10,000	10,014
Downriver Util. Wastewtr. Auth. Swr. Sys. Rev. Series 2018:
5% 4/1/33 (Assured Guaranty Muni. Corp. Insured)	735,000	797,037
5% 4/1/34 (Assured Guaranty Muni. Corp. Insured)	520,000	561,274
5% 4/1/35 (Assured Guaranty Muni. Corp. Insured)	500,000	536,575
Farmington Pub. School District Gen. Oblig. Series 2020, 4% 5/1/40	3,000,000	2,994,402
Fitzgerald Pub. School District Series 2019, 5% 5/1/37	1,260,000	1,385,648
Flint Hosp. Bldg. Auth. Rev. Series 2020:
4% 7/1/38	1,800,000	1,608,345
4% 7/1/41	1,395,000	1,175,717
Fraser Pub. School District Series 2006 B, 5% 5/1/29	1,455,000	1,499,588
Gerald R. Ford Int'l. Arpt. Auth. Rev. Series 2021:
5% 1/1/26 (b)	225,000	234,062
5% 1/1/27 (b)	325,000	343,434
5% 1/1/28 (b)	235,000	251,931
5% 1/1/29 (b)	525,000	569,710
5% 1/1/30 (b)	425,000	466,783
5% 1/1/31 (b)	725,000	805,467
5% 1/1/32 (b)	725,000	814,422
5% 1/1/33 (b)	1,000,000	1,122,022
5% 1/1/34 (b)	1,000,000	1,121,868
5% 1/1/35 (b)	850,000	950,452
5% 1/1/36 (b)	600,000	662,202
5% 1/1/37 (b)	700,000	763,600
5% 1/1/38 (b)	1,170,000	1,264,334
5% 1/1/39 (b)	1,000,000	1,076,130
5% 1/1/40 (b)	1,000,000	1,071,578
5% 1/1/41 (b)	1,100,000	1,174,908
5% 1/1/46 (b)	2,000,000	2,110,469
5% 1/1/51 (b)	3,000,000	3,149,955
Grand Rapids Pub. Schools:
Series 2017, 5% 5/1/29 (Assured Guaranty Muni. Corp. Insured)	480,000	515,093
Series 2019:
5% 11/1/39 (Assured Guaranty Muni. Corp. Insured)	1,200,000	1,285,767
5% 11/1/41 (Assured Guaranty Muni. Corp. Insured)	1,300,000	1,378,347
Grand Rapids San. Swr. Sys. Rev. Series 2018:
5% 1/1/33	250,000	272,856
5% 1/1/34	550,000	596,611
5% 1/1/35	400,000	432,727
5% 1/1/38	655,000	695,031
Grand Rapids Wtr. Supply Sys. Series 2016:
5% 1/1/31	250,000	260,373
5% 1/1/32	320,000	333,199
5% 1/1/33	550,000	572,419
5% 1/1/34	500,000	520,502
5% 1/1/35	920,000	957,724
Grand Traverse County Hosp. Fin. Auth.:
Series 2019 A:
5% 7/1/44	1,110,000	1,140,692
5% 7/1/49	2,615,000	2,668,555
Series 2021, 3% 7/1/51	1,500,000	1,049,916
Grand Valley Michigan State Univ. Rev. Series 2018:
5% 12/1/34	1,075,000	1,172,779
5% 12/1/35	1,225,000	1,329,651
5% 12/1/37	1,375,000	1,475,430
5% 12/1/38	875,000	934,826
5% 12/1/43	1,400,000	1,486,249
Grandville Pub. Schools District Series 2020:
4% 5/1/39 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,006,615
4% 5/1/40 (Assured Guaranty Muni. Corp. Insured)	1,300,000	1,301,868
Great Lakes Wtr. Auth. Sew Disp. Sys.:
Series 2016 B, 5% 7/1/27	15,000	15,917
Series 2016 C, 5% 7/1/31	7,000,000	7,341,750
Series 2018 A, 5% 7/1/43	10,000,000	10,457,257
Series 2018 B, 5% 7/1/29	15,000	16,850
Great Lakes Wtr. Auth. Wtr. Supply Sys. Rev.:
Series 2016 C, 5.25% 7/1/35	2,000,000	2,113,667
Series 2020 B:
5% 7/1/45	1,850,000	1,952,385
5% 7/1/49	1,300,000	1,360,293
Grosse Pointe Pub. School Sys. Series 2019:
5% 5/1/38	1,000,000	1,084,582
5% 5/1/39	1,000,000	1,078,549
Holland School District Series 2023 II:
4% 11/1/39	1,855,000	1,880,530
4% 11/1/40	1,915,000	1,940,621
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016:
4% 5/15/36	1,985,000	1,957,215
4% 5/15/36 (Pre-Refunded to 5/15/26 @ 100)	15,000	15,373
5% 5/15/28	775,000	807,191
5% 5/15/28 (Pre-Refunded to 5/15/26 @ 100)	5,000	5,260
5% 5/15/30	4,970,000	5,165,797
5% 5/15/30 (Pre-Refunded to 5/15/26 @ 100)	30,000	31,561
Kentwood Econ. Dev. Corp.:
Series 2021, 4% 11/15/45	500,000	375,732
Series 2022:
4% 11/15/31	1,000,000	914,320
4% 11/15/43	2,250,000	1,731,530
Lansing Board of Wtr. & Lt. Util. Rev. Bonds Series 2021 B, 2%, tender 7/1/26 (c)	2,000,000	1,880,227
Lincoln Consolidated School District Series 2016 A:
5% 5/1/29	1,430,000	1,497,522
5% 5/1/31	500,000	522,921
5% 5/1/32	1,000,000	1,045,567
Macomb Interceptor Drain Drainage District Series 2017 A:
5% 5/1/33	2,100,000	2,257,376
5% 5/1/34	1,750,000	1,879,018
Marquette Board Lt. & Pwr. Elec. Util. Sys. Rev. Series 2016 A:
5% 7/1/29	780,000	817,651
5% 7/1/30	900,000	942,659
5% 7/1/31	780,000	815,387
5% 7/1/32	1,000,000	1,043,632
5% 7/1/33	705,000	734,539
Michigan Bldg. Auth. Rev.:
(Facilities Prog.) Series I, 3% 10/15/45	6,000,000	4,848,697
Series 2021 I, 3% 10/15/51	1,770,000	1,361,773
Series 2022 I, 5.25% 10/15/57	2,000,000	2,183,963
Michigan Fin. Auth. Rev.:
(Charter County of Wayne Criminal Justice Ctr. Proj.) Series 2018:
5% 11/1/33	3,250,000	3,560,468
5% 11/1/35	1,000,000	1,085,258
5% 11/1/36	1,250,000	1,348,481
5% 11/1/37	1,500,000	1,607,696
5% 11/1/38	1,595,000	1,700,908
(Detroit Wtr. And Sewerage Dept. Sewage Disp. Sys. Rev. And Rev. Rfdg. Local Proj. Bonds) Series 2014 C3, 5% 7/1/30 (Assured Guaranty Muni. Corp. Insured)	6,000,000	6,084,111
(Detroit Wtr. And Sewerage Dept. Wtr. Supply Sys. Rev. Rfdg. Local Proj. Bonds) Series 2015, 5% 7/1/30	10,000	10,274
(Kalamazoo College Proj.) Series 2018:
4% 12/1/36	790,000	780,268
4% 12/1/47	2,610,000	2,396,057
(Lawrence Technological Univ. Proj.) Series 2017, 5% 2/1/47	3,195,000	2,920,713
(Trinity Health Proj.) Series 2017:
5% 12/1/30	710,000	766,816
5% 12/1/37	3,270,000	3,433,870
Bonds:
Series 2015 D2, 1.2%, tender 4/13/28 (c)	3,000,000	2,620,571
Series 2016 E1, 4%, tender 8/15/24 (c)	1,335,000	1,340,195
Series 2014 H1, 5% 10/1/39	4,725,000	4,772,224
Series 2015 C:
5% 7/1/26	570,000	584,731
5% 7/1/27	1,465,000	1,503,144
5% 7/1/28	1,500,000	1,539,055
5% 7/1/35	2,100,000	2,146,575
Series 2015 D1:
5% 7/1/34	1,250,000	1,289,094
5% 7/1/35	505,000	516,492
Series 2015 D2, 5% 7/1/34	1,000,000	1,024,878
Series 2016:
5% 11/15/28	2,655,000	2,771,679
5% 1/1/29	1,000,000	1,038,082
5% 11/15/29	2,950,000	3,083,693
5% 1/1/30	1,000,000	1,038,982
5% 1/1/31	1,170,000	1,215,893
5% 1/1/32	1,895,000	1,969,035
5% 1/1/33	1,915,000	1,989,037
5% 1/1/34	2,135,000	2,217,441
5% 11/15/34	1,135,000	1,182,250
5% 11/15/41	4,710,000	4,820,181
Series 2019 A:
3% 12/1/49	2,000,000	1,482,134
4% 2/15/44	2,500,000	2,399,086
4% 12/1/49	8,180,000	7,712,565
4% 2/15/50	4,000,000	3,718,354
5% 11/15/48	9,865,000	10,162,213
Series 2019 MI1, 5% 12/1/48	2,000,000	2,062,220
Series 2020 A:
4% 6/1/35	2,000,000	2,016,658
4% 6/1/37	2,000,000	1,970,269
4% 6/1/40	2,000,000	1,916,757
4% 6/1/49	4,250,000	3,812,732
Series 2020:
4% 11/1/55	2,500,000	2,315,044
5% 6/1/40	3,000,000	3,124,437
Series 2021, 5% 9/1/38	1,270,000	1,342,515
Series 2022:
4% 2/1/27	185,000	178,566
4% 2/1/32	285,000	266,413
4% 2/1/42	745,000	605,647
4% 4/15/42	2,000,000	1,918,796
4% 12/1/51	1,100,000	886,920
Michigan Gen. Oblig. Series 2020 A, 4% 5/15/40	500,000	505,450
Michigan Hosp. Fin. Auth. Rev.:
Series 2010 F, 4% 11/15/47	290,000	274,250
Series 2010 F4, 5% 11/15/47	5,050,000	5,229,320
Series 2016, 5% 11/15/47	13,000,000	13,238,921
Michigan Hsg. Dev. Auth. Rental Hsg. Rev. Series 2020 A1, 0.65% 10/1/24	225,000	216,582
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev.:
Series 2019 B, 3.75% 6/1/50	2,430,000	2,395,487
Series 2020 C, 3% 6/1/51	2,865,000	2,757,785
Series 2021 A, 3% 6/1/52	3,140,000	3,016,143
Series 2022 A, 5% 6/1/53	2,370,000	2,448,788
Series 2022 D, 5.5% 6/1/53	2,475,000	2,609,869
Series A:
3.5% 12/1/50	3,195,000	3,126,103
4% 12/1/48	905,000	897,771
Series C, 4.25% 6/1/49	2,045,000	2,039,118
Michigan State Hsg. Dev. Auth. Series 2021 A:
0.55% 4/1/25	2,750,000	2,577,345
2.125% 10/1/36	1,775,000	1,371,632
Michigan State Univ. Revs. Series 2019 C, 4% 2/15/44	1,500,000	1,491,091
Michigan Strategic Fund Ltd. Oblig. Rev.:
(I-75 Impt. Proj.):
Series 2017, 5% 6/30/25 (b)	1,100,000	1,109,471
Series 2018:
4.25% 12/31/38 (Assured Guaranty Muni. Corp. Insured) (b)	840,000	817,099
5% 12/31/25 (b)	1,260,000	1,280,575
5% 12/31/26 (b)	490,000	502,813
5% 12/31/28 (b)	335,000	350,499
5% 6/30/29 (b)	35,000	36,636
5% 12/31/30 (b)	4,080,000	4,274,315
5% 12/31/31 (b)	2,800,000	2,936,665
(The Detroit Edison Co. Exempt Facilities Proj.) Series 2008 ET2, 1.35% 8/1/29	2,000,000	1,740,620
(The Detroit Edison Co. Poll. Cont. Bonds Proj.) Series 1995 CC, 1.45% 9/1/30	2,000,000	1,708,777
Bonds:
(Consumer Energy Co. Proj.) Series 2019, 1.8%, tender 10/1/24 (b)(c)	6,000,000	5,829,985
(DTE Elec. Co. Exempt Facilities Proj.) Series 2023 DT, 3.875%, tender 6/3/30 (b)(c)	5,000,000	4,997,996
(Graphic Packaging Int'l., LLC Coated Recycled Board Machine Proj.) Series 2021, 4%, tender 10/1/26 (b)(c)	5,000,000	4,972,742
Series 2020:
4% 5/15/27	565,000	546,317
5% 5/15/44	1,500,000	1,339,104
Michigan Technological Univ. Series 2021, 4% 10/1/46	2,835,000	2,749,396
Michigan Trunk Line Fund Rev. Series 2020 B, 4% 11/15/45	1,500,000	1,473,430
Northern Michigan Univ. Revs. Series 2021:
4% 6/1/39	900,000	880,273
4% 6/1/40	500,000	485,390
4% 6/1/41	1,385,000	1,335,340
4% 6/1/46	1,850,000	1,768,326
5% 6/1/32	375,000	428,054
5% 6/1/33	365,000	415,089
5% 6/1/34	375,000	426,036
5% 6/1/35	375,000	423,234
5% 6/1/36	400,000	447,659
5% 6/1/37	675,000	749,108
Novi Cmnty. School District Series I:
5% 5/1/43	1,150,000	1,239,334
5% 5/1/44	1,175,000	1,263,588
Oakland Univ. Rev.:
Series 2014:
5% 3/1/28	335,000	338,081
5% 3/1/29	525,000	529,761
Series 2016:
5% 3/1/28	1,150,000	1,196,961
5% 3/1/41	1,475,000	1,500,288
Series 2022 B:
5% 3/1/36	1,135,000	1,258,935
5% 3/1/37	1,265,000	1,381,673
Portage Pub. Schools:
Series 2016:
5% 11/1/32	2,500,000	2,607,056
5% 11/1/34	1,250,000	1,297,380
Series 2019, 4% 11/1/38	2,000,000	2,014,201
Series 2021, 4% 11/1/42	1,000,000	992,004
Ravenna Pub. Schools Gen. Oblig. Series 2021, 4% 5/1/51	2,140,000	2,075,829
Rochester Cmnty. School District Series I, 5% 5/1/31	1,500,000	1,570,414
Saginaw City School District Series 2021, 4% 5/1/47	3,000,000	2,946,088
Saginaw Hosp. Fin. Auth. Hosp. Rev. Series 2020 J:
4% 7/1/36	770,000	771,059
4% 7/1/37	820,000	814,414
4% 7/1/39	1,430,000	1,397,547
4% 7/1/40	490,000	476,018
Walled Lake Consolidated School District:
Series 2020, 5% 5/1/36	1,050,000	1,177,550
Series 2022, 5% 5/1/47	1,500,000	1,613,505
Warren Consolidated School District:
Series 2016:
5% 5/1/34	5,630,000	5,843,400
5% 5/1/35	1,250,000	1,293,640
Series 2017, 4% 5/1/25 (Assured Guaranty Muni. Corp. Insured)	500,000	505,842
Series 2018:
5% 5/1/32	1,100,000	1,200,810
5% 5/1/34	1,175,000	1,286,069
5% 5/1/35	1,200,000	1,312,119
5% 5/1/36	1,000,000	1,086,980
5% 5/1/37	1,300,000	1,402,942
5% 5/1/38	800,000	859,168
Waterford School District Series 2023, 5% 5/1/36	500,000	567,203
Wayne County Arpt. Auth. Rev.:
Series 2012 B, 5% 12/1/32 (b)	1,500,000	1,500,694
Series 2014 C:
5% 12/1/29 (b)	720,000	728,191
5% 12/1/31 (b)	860,000	869,857
5% 12/1/34 (b)	1,655,000	1,669,988
Series 2015 D, 5% 12/1/40 (Assured Guaranty Muni. Corp. Insured)	8,165,000	8,377,101
Series 2015 G:
5% 12/1/35	5,435,000	5,621,003
5% 12/1/36	5,760,000	5,939,988
Series 2017 A:
5% 12/1/37	545,000	573,216
5% 12/1/42	1,455,000	1,512,149
Series 2017 B, 5% 12/1/47 (b)	450,000	460,254
Series 2018 B, 5% 12/1/48 (b)	5,000,000	5,150,693
Series 2018 D:
5% 12/1/30 (b)	4,365,000	4,674,885
5% 12/1/31 (b)	2,825,000	3,024,895
5% 12/1/32 (b)	2,945,000	3,150,862
Series 2021 A:
5% 12/1/36	1,000,000	1,117,629
5% 12/1/37	1,500,000	1,662,074
5% 12/1/38	1,250,000	1,378,183
Series 2021 B:
5% 12/1/35 (b)	1,225,000	1,335,158
5% 12/1/37 (b)	1,520,000	1,630,422
5% 12/1/46 (b)	1,280,000	1,339,926
Wayne State Univ. Revs. Series 2019 A:
4% 11/15/38	1,000,000	992,608
4% 11/15/39	800,000	789,207
Western Michigan Univ. Rev.:
Series 2014:
5% 11/15/28	650,000	662,729
5% 11/15/29	750,000	764,287
5% 11/15/30	855,000	870,602
5% 11/15/31	700,000	711,840
Series 2015 A:
5% 11/15/26	1,000,000	1,030,236
5% 11/15/28	2,505,000	2,571,155
Series 2019 A, 5% 11/15/44	2,000,000	2,101,289
Series 2021 A:
5% 11/15/31 (Assured Guaranty Muni. Corp. Insured)	150,000	169,202
5% 11/15/32 (Assured Guaranty Muni. Corp. Insured)	300,000	336,253
5% 11/15/34 (Assured Guaranty Muni. Corp. Insured)	400,000	444,080
5% 11/15/36 (Assured Guaranty Muni. Corp. Insured)	400,000	436,457
5% 11/15/38 (Assured Guaranty Muni. Corp. Insured)	625,000	675,253
5% 11/15/40 (Assured Guaranty Muni. Corp. Insured)	635,000	679,772
5% 11/15/51 (Assured Guaranty Muni. Corp. Insured)	5,000,000	5,227,337
5% 11/15/53 (Assured Guaranty Muni. Corp. Insured)	4,100,000	4,267,318
Ypsilanti School District Series A:
5% 5/1/29	1,305,000	1,370,941
5% 5/1/32	2,000,000	2,098,848
TOTAL MICHIGAN		459,709,276
Puerto Rico - 1.6%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2021 A1:
0% 7/1/33	1,643,730	1,004,942
5.625% 7/1/27	195,000	205,326
5.625% 7/1/29	595,000	637,207
5.75% 7/1/31	1,410,000	1,540,021
Puerto Rico Hsg. Fin. Auth. Series 2020, 5% 12/1/27	1,340,000	1,431,618
Puerto Rico Indl., Tourist, Edl., Med. And Envir. Cont. Facilities Fing. Auth. Series 2021:
4% 7/1/36	195,000	182,593
5% 7/1/30	485,000	528,924
5% 7/1/32	360,000	397,632
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2019 A2, 4.329% 7/1/40	1,780,000	1,692,832
TOTAL PUERTO RICO		7,621,095
TOTAL MUNICIPAL BONDS (Cost $498,346,902)		469,362,655

Money Market Funds - 4.0%
	Shares	Value ($)
Fidelity Municipal Cash Central Fund 4.23% (d)(e) (Cost $19,561,000)	19,557,089	19,561,000

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $517,907,902)	488,923,655
NET OTHER ASSETS (LIABILITIES) - 0.4%	1,977,658
NET ASSETS - 100.0%	490,901,313

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund 4.23%	-	24,882,000	5,321,000	35,511	-	-	19,561,000	0.7%
Total	-	24,882,000	5,321,000	35,511	-	-	19,561,000

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities	469,362,657	-	469,362,657	-

Money Market Funds	19,561,000	19,561,000	-	-
Total Investments in Securities:	488,923,657	19,561,000	469,362,657	-
Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		June 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $498,346,902)	$469,362,655
Fidelity Central Funds (cost $19,561,000)	19,561,000

Total Investment in Securities (cost $517,907,902)		$488,923,655
Cash		99,875
Receivable for fund shares sold		69,186
Interest receivable		4,689,994
Distributions receivable from Fidelity Central Funds		35,511
Other receivables		217
Total assets		493,818,438
Liabilities
Payable for fund shares redeemed	$2,417,220
Distributions payable	277,378
Accrued management fee	142,699
Other affiliated payables	52,835
Other payables and accrued expenses	26,993
Total Liabilities		2,917,125
Net Assets		$490,901,313
Net Assets consist of:
Paid in capital		$525,306,100
Total accumulated earnings (loss)		(34,404,787)
Net Assets		$490,901,313
Net Asset Value , offering price and redemption price per share ($490,901,313 ÷ 43,334,496 shares)		$11.33

Statement of Operations
		Six months ended June 30, 2023 (Unaudited)
Investment Income
Interest		$7,209,991
Income from Fidelity Central Funds		35,511
Total Income		7,245,502
Expenses
Management fee	$874,410
Transfer agent fees	255,699
Accounting fees and expenses	64,985
Custodian fees and expenses	6,265
Independent trustees' fees and expenses	895
Registration fees	19,429
Audit	25,660
Legal	7,918
Miscellaneous	1,497
Total expenses before reductions	1,256,758
Expense reductions	(7,981)
Total expenses after reductions		1,248,777
Net Investment income (loss)		5,996,725
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(1,573,665)
Total net realized gain (loss)		(1,573,665)
Change in net unrealized appreciation (depreciation) on investment securities		6,626,773
Net gain (loss)		5,053,108
Net increase (decrease) in net assets resulting from operations		$11,049,833

Statement of Changes in Net Assets

	Six months ended June 30, 2023 (Unaudited)	Year ended December 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,996,725	$13,382,386
Net realized gain (loss)	(1,573,665)	(3,890,904)
Change in net unrealized appreciation (depreciation)	6,626,773	(74,601,773)
Net increase (decrease) in net assets resulting from operations	11,049,833	(65,110,291)
Distributions to shareholders	(5,961,858)	(14,112,830)

Share transactions
Proceeds from sales of shares	34,702,038	91,927,922
Reinvestment of distributions	4,264,233	9,900,392
Cost of shares redeemed	(49,978,818)	(257,381,337)

Net increase (decrease) in net assets resulting from share transactions	(11,012,547)	(155,553,023)
Total increase (decrease) in net assets	(5,924,572)	(234,776,144)

Net Assets
Beginning of period	496,825,885	731,602,029
End of period	$490,901,313	$496,825,885

Other Information
Shares
Sold	3,048,198	7,997,442
Issued in reinvestment of distributions	376,030	859,107
Redeemed	(4,408,599)	(22,425,043)
Net increase (decrease)	(984,371)	(13,568,494)

Fidelity® Michigan Municipal Income Fund

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$11.21	$12.64	$12.77	$12.47	$11.97	$12.22
Income from Investment Operations
Net investment income (loss) A,B	.135	.261	.265	.283	.309	.319
Net realized and unrealized gain (loss)	.119	(1.418)	(.070)	.347	.541	(.216)
Total from investment operations	.254	(1.157)	.195	.630	.850	.103
Distributions from net investment income	(.134)	(.260)	(.265)	(.284)	(.310)	(.318)
Distributions from net realized gain	-	(.013)	(.060)	(.046)	(.040)	(.035)
Total distributions	(.134)	(.273)	(.325)	(.330)	(.350)	(.353)
Net asset value, end of period	$11.33	$11.21	$12.64	$12.77	$12.47	$11.97
Total Return C,D	2.27%	(9.18)%	1.54%	5.11%	7.16%	.90%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.50% G	.49%	.48%	.48%	.48%	.49%
Expenses net of fee waivers, if any	.50% G	.49%	.48%	.48%	.48%	.48%
Expenses net of all reductions	.50% G	.49%	.48%	.48%	.48%	.48%
Net investment income (loss)	2.40% G	2.25%	2.08%	2.25%	2.50%	2.67%
Supplemental Data
Net assets, end of period (000 omitted)	$490,901	$496,826	$731,602	$716,407	$673,051	$597,684
Portfolio turnover rate H	12% G	8%	13%	13%	14%	22%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Annualized.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended June 30, 2023

1. Organization.
Fidelity Michigan Municipal Income Fund (the Fund) is a non-diversified fund of Fidelity Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares.   Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may be affected by economic and political developments in the state of Michigan.

2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds Investments in underlying funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2023 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   short-term gain distributions from the Fidelity Central Funds, market discount and   capital loss carryforwards.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,556,016
Gross unrealized depreciation	(30,513,100)
Net unrealized appreciation (depreciation)	$(28,957,084)
Tax cost	$517,880,739

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(645,766)
Long-term	(3,245,138)
Total capital loss carryforward	$(3,890,904)

4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Michigan Municipal Income Fund	28,838,421	38,816,796

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .35% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to an annualized rate of .10% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Michigan Municipal Income Fund	.03

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.   Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Michigan Municipal Income Fund	-	11,800,000	-

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Michigan Municipal Income Fund	$507

7. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $1,742.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $6,239.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2023 to June 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During Period- C January 1, 2023 to June 30, 2023

Fidelity® Michigan Municipal Income Fund	.50%
Actual		$ 1,000	$ 1,022.70	$ 2.51
Hypothetical- B		$ 1,000	$ 1,022.32	$ 2.51

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.705626.125
MIR-SANN-0823
Fidelity Flex® Funds

Fidelity Flex® Municipal Income Fund

Semi-Annual Report
June 30, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants) to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary June 30, 2023 (Unaudited)
Top Five States (% of Fund's net assets)

Illinois	12.3
Pennsylvania	7.6
New York	6.7
Other	6.5
California	6.3

Revenue Sources (% of Fund's net assets)
General Obligations	22.8
Transportation	17.8
Health Care	12.1
Housing	9.5
Education	8.7
Special Tax	7.7
Other*	21.4
100.0

*Includes net other assets

Quality Diversification (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Schedule of Investments June 30, 2023 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 92.2%
	Principal Amount (a)	Value ($)
Alabama - 0.3%
Auburn Univ. Gen. Fee Rev. Series 2018 A, 5% 6/1/43	100,000	105,963
Homewood Edl. Bldg. Auth. Rev. Series 2019 A:
4% 12/1/33	110,000	111,767
4% 12/1/41	85,000	78,958
4% 12/1/49	190,000	167,834
Jefferson County Gen. Oblig. Series 2018 A, 5% 4/1/26	100,000	104,771
Lower Alabama Gas District Bonds (No. 2 Proj.) Series 2020, 4%, tender 12/1/25 (b)	1,095,000	1,088,667
Montgomery Med. Clinic Facilities Series 2015, 5% 3/1/36	425,000	401,898
TOTAL ALABAMA		2,059,858
Alaska - 0.2%
Alaska Hsg. Fin. Corp. Series 2021 A, 4% 12/1/29	845,000	891,095
Alaska Hsg. Fin. Corp. Mtg. Rev. Series 2022 A, 3% 6/1/51	195,000	186,847
TOTAL ALASKA		1,077,942
Arizona - 2.7%
Arizona Health Facilities Auth. Rev. (Scottsdale Lincoln Hospitals Proj.) Series 2014 A, 5% 12/1/39	185,000	186,123
Arizona Indl. Dev. Auth. Hosp. Rev. Series 2021 A, 5% 2/1/28	1,000,000	1,081,516
Arizona Indl. Dev. Auth. Lease Rev. Series 2020 A, 4% 9/1/46	1,750,000	1,615,649
Arizona Indl. Dev. Auth. Rev. (Provident Group-Eastern Michigan Univ. Parking Proj.) Series 2018:
5% 5/1/26 (c)	450,000	238,500
5% 5/1/29	290,000	188,500
5% 5/1/33	565,000	367,250
Arizona State Lottery Rev. Series 2019, 5% 7/1/23 (Escrowed to Maturity)	415,000	415,000
Bullhead City Excise Taxes Series 2021 2:
0.95% 7/1/26	250,000	227,864
1.15% 7/1/27	375,000	337,474
1.3% 7/1/28	485,000	431,658
1.5% 7/1/29	600,000	536,772
1.65% 7/1/30	825,000	714,967
1.7% 7/1/31	450,000	383,639
Chandler Indl. Dev. Auth. Indl. Dev. Rev.:
(Intel Corp. Proj.) Series 2022 2, 5%, tender 9/1/27 (b)(d)	3,220,000	3,295,162
Bonds (Intel Corp. Proj.):
Series 2005, 2.4%, tender 8/14/23 (b)	65,000	64,881
Series 2007, 2.7%, tender 8/14/23 (b)(d)	600,000	598,861
Series 2019, 5%, tender 6/3/24 (b)(d)	1,980,000	1,995,246
Glendale Union School District 205 Series A:
4% 7/1/36 (Assured Guaranty Muni. Corp. Insured)	545,000	563,055
4% 7/1/37 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,018,115
Glendale Indl. Dev. Auth. (Terraces of Phoenix Proj.) Series 2018 A:
5% 7/1/38	10,000	8,663
5% 7/1/48	10,000	7,962
Maricopa County Indl. Dev. Auth.:
(Creighton Univ. Proj.) Series 2020, 5% 7/1/47	100,000	105,059
Series 2021 A, 4% 9/1/51	775,000	711,003
Maricopa County Indl. Dev. Auth. Sr. Living Facilities Series 2016:
5.75% 1/1/36 (e)	300,000	241,608
6% 1/1/48 (e)	300,000	216,590
Maricopa County Rev.:
Series 2017 D, 3% 1/1/48	840,000	645,217
Series 2019 E, 3% 1/1/49	500,000	380,893
Phoenix Civic Impt. Board Arpt. Rev. Series 2019 B, 5% 7/1/35 (d)	300,000	320,952
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2021 A, 5% 7/1/45	1,000,000	1,097,049
Western Maricopa Ed. Ctr. District Series 2019 B, 5% 7/1/24	190,000	193,517
TOTAL ARIZONA		18,188,745
California - 5.8%
California Edl. Facilities Auth. Rev. Series T1, 5% 3/15/39	65,000	77,423
California Gen. Oblig.:
Series 2020, 4% 11/1/37	1,000,000	1,035,148
Series 2021:
5% 9/1/32	2,175,000	2,559,460
5% 10/1/41	5,435,000	6,075,339
California Hsg. Fin. Agcy.:
Series 2021 1, 3.5% 11/20/35	348,021	325,614
Series 2023 A1, 4.375% 9/20/36	1,239,347	1,236,780
California Pub. Works Board Lease Rev. (Various Cap. Projs.):
Series 2021 B, 4% 5/1/46	1,265,000	1,252,224
Series 2022 C, 5% 8/1/32	285,000	335,858
California Statewide Cmntys. Dev. Auth. Rev. Series 2015, 5% 2/1/45	105,000	63,000
Fresno Arpt. Rev. Series 2023 A:
5% 7/1/32 (Build America Mutual Assurance Insured) (d)	680,000	764,256
5% 7/1/48 (Build America Mutual Assurance Insured) (d)	2,000,000	2,104,878
5% 7/1/53 (Build America Mutual Assurance Insured) (d)	2,200,000	2,300,335
Los Angeles Dept. Arpt. Rev. Series F, 5% 5/15/44 (d)	175,000	182,134
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2021 B, 5% 7/1/51	1,550,000	1,685,910
Series B, 5% 7/1/50	1,070,000	1,162,241
Los Angeles Hbr. Dept. Rev. Series 2019 A:
5% 8/1/24 (d)	310,000	315,305
5% 8/1/25 (d)	110,000	113,670
Middle Fork Proj. Fin. Auth. Series 2020, 5% 4/1/26	1,000,000	1,030,198
Mount Diablo Unified School District Series 2022 B:
4% 8/1/31	225,000	244,816
4% 8/1/34	320,000	345,950
Sacramento County Arpt. Sys. Rev. Series 2018 C, 5% 7/1/39 (d)	105,000	109,290
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Series 2019 A, 5% 7/1/49	500,000	526,759
San Diego County Wtr. Auth. Fing. Agcy. Wtr. Rev. Series 2022 A:
5% 5/1/47	635,000	703,478
5% 5/1/52	1,080,000	1,187,689
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2018 G, 5% 5/1/27 (d)	560,000	586,236
Series 2019 A, 5% 5/1/49 (d)	3,000,000	3,093,480
Series 2019 B, 5% 5/1/49	45,000	47,610
Series 2022 A:
5% 5/1/26 (d)	815,000	847,003
5% 5/1/27 (d)	830,000	873,728
5% 5/1/28 (d)	1,105,000	1,178,700
5% 5/1/29 (d)	740,000	799,933
Series 2022 B, 5% 5/1/52	2,240,000	2,416,034
Sanger Unified School District Series 2018 C, 3% 8/1/48	2,265,000	1,763,386
Univ. of California Revs.:
Series 2018 AZ, 5% 5/15/43	130,000	139,421
Series 2023 BM, 5% 5/15/36	180,000	214,748
Washington Township Health Care District Rev.:
Series 2017 A, 5% 7/1/35	190,000	194,202
Series 2017 B:
5% 7/1/29	115,000	118,978
5% 7/1/30	230,000	238,088
TOTAL CALIFORNIA		38,249,302
Colorado - 2.2%
Arkansas River Pwr. Auth. Rev. Series 2018 A:
5% 10/1/38	40,000	40,463
5% 10/1/43	50,000	49,931
Colorado Health Facilities Auth. Rev. Bonds Series 2016 C, 5%, tender 11/15/26 (b)	275,000	288,651
Colorado Health Facilities Auth. Rev. Bonds:
(Parkview Med. Ctr., Inc. Proj.) Series 2016, 4% 9/1/35	35,000	34,763
Bonds Series 2019 B:
5%, tender 8/1/26 (b)	110,000	113,368
5%, tender 11/19/26 (b)	20,000	21,361
5%, tender 11/19/26 (b)	190,000	199,470
Series 2019 A:
5% 11/1/25	435,000	450,550
5% 11/15/39	190,000	205,373
Series 2019 A1, 4% 8/1/44	1,060,000	990,100
Series 2019 A2:
3.25% 8/1/49	600,000	437,547
4% 8/1/49	1,715,000	1,567,749
5% 8/1/44	845,000	872,328
Series 2020 A:
4% 9/1/45	775,000	701,595
4% 9/1/50	210,000	184,815
Colorado Hsg. & Fin. Auth.:
Series 2019 F, 4.25% 11/1/49	45,000	44,906
Series 2019 H, 4.25% 11/1/49	15,000	14,978
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2020, 5% 6/1/31	105,000	116,632
Colorado Reg'l. Trans. District Sales Tax Rev. (Fastracks Proj.) Series 2021 B, 5% 11/1/28	725,000	805,181
Denver City & County Arpt. Rev.:
Series 2017 A, 5% 11/15/26 (d)	50,000	52,272
Series 2018 A, 5% 12/1/34 (d)	1,125,000	1,268,316
Denver City & County Board Wtr. Rev.:
Series 2020 A:
5% 9/15/45	1,190,000	1,299,302
5% 9/15/46	1,820,000	1,983,872
Series 2020 B, 5% 9/15/28	2,000,000	2,220,602
Univ. of Colorado Enterprise Sys. Rev. Bonds:
Series 2021 C3A, 2%, tender 10/15/25 (b)	255,000	245,121
Series 2021 C3B, 2%, tender 10/15/26 (b)	210,000	199,048
Vauxmont Metropolitan District:
Series 2019, 5% 12/15/25 (Assured Guaranty Muni. Corp. Insured)	40,000	41,653
Series 2020, 5% 12/1/30 (Assured Guaranty Muni. Corp. Insured)	220,000	242,838
TOTAL COLORADO		14,692,785
Connecticut - 6.1%
Bridgeport Gen. Oblig. Series 2021 A:
5% 8/1/32	300,000	340,638
5% 8/1/33	800,000	907,215
5% 8/1/34	500,000	564,559
Connecticut Gen. Oblig.:
Series 2016 B:
5% 5/15/25	220,000	227,983
5% 5/15/26	125,000	131,876
Series 2016 D, 5% 8/15/25	210,000	218,201
Series 2018 F:
5% 9/15/24	100,000	102,300
5% 9/15/25	100,000	104,079
Series 2019 A:
4% 4/15/37	1,800,000	1,827,446
5% 4/15/26	115,000	121,112
Series 2020 A, 4% 1/15/34	300,000	319,444
Series 2021 A:
3% 1/15/35	1,150,000	1,098,212
3% 1/15/37	1,910,000	1,709,379
3% 1/15/39	215,000	184,959
Series 2021 B, 5% 6/1/41	1,125,000	1,228,917
Series 2021 D, 5% 7/15/24	260,000	265,137
Series 2022 B, 4% 1/15/37	2,480,000	2,556,583
Series 2022 C:
4% 6/15/39	300,000	303,894
4% 6/15/41	250,000	251,283
5% 6/15/30	400,000	456,614
5% 6/15/31	500,000	580,094
5% 6/15/34	350,000	408,999
5% 6/15/37	250,000	283,529
5% 6/15/38	300,000	337,332
5% 6/15/40	500,000	552,420
5% 6/15/42	500,000	550,009
Series 2022 D, 5% 9/15/30	650,000	745,053
Series 2022:
5% 6/15/28	500,000	550,353
5% 6/15/29	410,000	460,402
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds Series 2020 B:
5%, tender 1/1/25 (b)	200,000	203,433
5%, tender 1/1/27 (b)	330,000	345,610
Series 2018 K1:
5% 7/1/26	680,000	681,848
5% 7/1/28	1,120,000	1,133,748
Series 2019 A, 5% 7/1/49 (e)	130,000	111,076
Series 2019 Q-1:
5% 11/1/25	90,000	93,749
5% 11/1/26	95,000	100,999
Series 2020 K, 4% 7/1/45	1,000,000	926,097
Series 2021 G:
4% 3/1/46	235,000	227,240
4% 3/1/51	380,000	364,349
Series 2021 S, 4% 6/1/51	240,000	214,263
Series 2022 M:
4% 7/1/39	415,000	391,241
4% 7/1/52	355,000	318,419
Series 2023 E:
4% 7/15/42	800,000	773,324
4% 7/15/43	500,000	480,623
5% 7/15/33	225,000	253,587
5% 7/15/34	745,000	833,046
5% 7/15/36	750,000	819,345
Series A, 5% 7/1/26	160,000	162,046
Series K1:
5% 7/1/27	1,100,000	1,108,998
5% 7/1/30	1,000,000	1,013,797
5% 7/1/34	725,000	733,175
5% 7/1/36	450,000	450,249
5% 7/1/39	490,000	474,471
Series K3, 5% 7/1/43	215,000	203,801
Series L1:
4% 7/1/28	750,000	753,339
4% 7/1/29	750,000	755,488
4% 7/1/30	1,000,000	1,006,884
Series N:
5% 7/1/25	390,000	390,509
5% 7/1/26	575,000	577,846
5% 7/1/27	430,000	433,862
Series R, 5% 6/1/36	900,000	984,082
Connecticut Hsg. Fin. Auth.:
Series 2021 B1, 3% 11/15/49	290,000	278,800
Series 2022 A1:
5% 11/15/26	200,000	211,165
5% 5/15/27	220,000	234,116
5% 11/15/27	230,000	246,993
5% 5/15/28	225,000	243,290
5% 11/15/28	220,000	239,373
5% 5/15/29	225,000	246,867
5% 11/15/29	125,000	137,579
5% 5/15/30	375,000	415,093
5% 11/15/30	175,000	194,963
Series 2022 A2:
5% 11/15/23 (d)	670,000	673,140
5% 5/15/24 (d)	595,000	601,453
5% 11/15/24 (d)	965,000	981,965
5% 5/15/25 (d)	400,000	409,040
5% 11/15/25 (d)	300,000	308,943
5% 5/15/26 (d)	425,000	440,452
Univ. of Connecticut Gen. Oblig. Series 2019 A, 5% 11/1/25	140,000	146,056
TOTAL CONNECTICUT		40,717,854
District Of Columbia - 0.5%
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. (Dulles Metrorail and Cap. Impt. Projs.):
Series 2019 A:
5% 10/1/31	185,000	199,396
5% 10/1/44	1,000,000	1,043,089
Series 2019 B, 3% 10/1/50 (Assured Guaranty Muni. Corp. Insured)	890,000	667,926
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2017 A, 5% 10/1/26 (d)	440,000	459,079
Series 2019 A, 5% 10/1/25 (d)	70,000	71,940
Series 2020 A:
5% 10/1/26 (d)	320,000	333,875
5% 10/1/27 (d)	110,000	116,389
5% 10/1/28 (d)	55,000	59,089
Washington Convention & Sports Auth. Series 2018 A:
5% 10/1/23	100,000	100,326
5% 10/1/24	100,000	102,019
5% 10/1/25	100,000	104,172
TOTAL DISTRICT OF COLUMBIA		3,257,300
Florida - 4.2%
Atlantic Beach Health Care Facilities Series A, 5% 11/15/43	255,000	225,782
Broward County Arpt. Sys. Rev.:
Series 2015 C, 5% 10/1/24 (d)	45,000	45,635
Series 2017, 5% 10/1/42 (d)	1,365,000	1,398,527
Series 2019 A, 5% 10/1/49 (d)	1,000,000	1,033,101
Broward County School Board Ctfs. of Prtn.:
Series 2015 A, 5% 7/1/23	50,000	50,000
Series 2016, 5% 7/1/26	230,000	242,780
Cap. Projs. Fin. Auth. Student Hsg. Rev. (Cap. Projs. Ln. Prog. - Florida Univs.) Series 2020 A, 5% 10/1/30	500,000	523,760
Escambia County Health Facilities Auth. Health Facilities Rev. Series 2020 A:
3% 8/15/50 (Assured Guaranty Muni. Corp. Insured)	485,000	347,886
4% 8/15/45	110,000	98,338
Florida Dev. Fin. Corp. Healthcare Facility Rev. Series 2021, 4% 11/15/38	725,000	704,977
Florida Higher Edl. Facilities Fing. Auth. (St. Leo Univ. Proj.) Series 2019, 5% 3/1/24	390,000	389,228
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev. Bonds Series 2023 C, 5%, tender 12/1/25 (b)	300,000	307,895
Florida Hsg. Fin. Corp. Rev. Series 2019 1, 4% 7/1/50	120,000	119,016
Florida Mid-Bay Bridge Auth. Rev. Series 2015 A:
5% 10/1/27	105,000	106,789
5% 10/1/29	80,000	81,541
5% 10/1/30	70,000	71,337
Fort Pierce Utils. Auth. Series 2022 A:
5% 10/1/30 (Assured Guaranty Muni. Corp. Insured)	175,000	198,036
5% 10/1/34 (Assured Guaranty Muni. Corp. Insured)	300,000	343,789
5% 10/1/36 (Assured Guaranty Muni. Corp. Insured)	475,000	534,038
5% 10/1/37 (Assured Guaranty Muni. Corp. Insured)	425,000	472,720
5% 10/1/39 (Assured Guaranty Muni. Corp. Insured)	475,000	522,290
5% 10/1/40 (Assured Guaranty Muni. Corp. Insured)	450,000	493,287
5% 10/1/41 (Assured Guaranty Muni. Corp. Insured)	400,000	438,580
5% 10/1/42 (Assured Guaranty Muni. Corp. Insured)	400,000	439,129
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2017 A, 5% 10/1/31 (d)	125,000	132,087
Series 2019 A:
5% 10/1/23 (d)	300,000	300,806
5% 10/1/24 (d)	300,000	304,632
5% 10/1/25 (d)	300,000	308,316
5% 10/1/32 (d)	300,000	324,951
5% 10/1/38 (d)	430,000	453,358
5% 10/1/54 (d)	1,620,000	1,672,425
Hillsborough County Aviation Auth. Rev. Series 2022 A, 5% 10/1/26 (d)	2,750,000	2,869,241
Lee Memorial Health Sys. Hosp. Rev. Series 2019 A1, 5% 4/1/44	665,000	689,541
Miami-Dade County Aviation Rev.:
Series 2015 A:
5% 10/1/27 (d)	620,000	632,690
5% 10/1/38 (d)	80,000	80,657
Series 2016 A, 5% 10/1/29	145,000	152,926
Series 2017 B, 5% 10/1/40 (d)	810,000	830,844
Series 2020 A:
4% 10/1/40	300,000	295,308
5% 10/1/25	245,000	254,196
Miami-Dade County Expressway Auth. Series 2014 A, 5% 7/1/25	395,000	399,591
Miami-Dade County School Board Ctfs. of Prtn.:
Bonds Series 2014 A, 5%, tender 5/1/24 (b)	100,000	101,250
Series 2015 A, 5% 5/1/28	290,000	297,437
Series 2015 D, 5% 2/1/26	10,000	10,418
Miami-Dade County Wtr. & Swr. Rev. Series 2021, 5% 10/1/32	155,000	179,116
Orange County Health Facilities Auth. Series 2016 A, 5% 10/1/39	60,000	62,252
Orange County Hsg. Fin. Auth. Multi-family Rev. Bonds Series 2021 B, 0.55%, tender 7/1/24 (b)	1,600,000	1,536,796
Palm Beach County Health Facilities Auth. Hosp. Rev. (Jupiter Med. Ctr. Proj.) Series 2022:
5% 11/1/29	175,000	185,315
5% 11/1/32	200,000	213,903
5% 11/1/34	310,000	329,308
5% 11/1/37	385,000	398,661
5% 11/1/39	400,000	410,887
5% 11/1/41	400,000	407,612
Palm Beach County Health Facilities Auth. Rev. Series 2015 C, 5% 5/15/30	495,000	451,819
Pinellas County Hsg. Fin. Auth. Bonds Series 2021 B, 0.65%, tender 7/1/24 (b)	365,000	350,930
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr., FL. Proj.) Series 2017:
5% 8/15/26	100,000	104,878
5% 8/15/42	5,000	5,150
Tallahassee Health Facilities Rev.:
(Tallahassee Memorial Healthcare, Inc. Proj.) Series 2016 A, 5% 12/1/26	100,000	102,853
Series 2015 A, 5% 12/1/40	410,000	410,074
Tampa Hosp. Rev. (H. Lee Moffitt Cancer Ctr. Proj.):
Series 2016 B, 5% 7/1/29	25,000	26,047
Series 2020 B:
4% 7/1/39	1,000,000	970,495
4% 7/1/45	825,000	764,030
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2020 A:
0% 9/1/34	700,000	440,544
0% 9/1/35	750,000	444,471
0% 9/1/36	800,000	446,729
Volusia County Edl. Facilities Auth. Rev. (Embry-Riddle Aeronautical Univ., Inc. Proj.) Series 2020 A:
5% 10/15/44	30,000	31,417
5% 10/15/49	60,000	62,398
TOTAL FLORIDA		27,634,820
Georgia - 4.9%
Atlanta Arpt. Rev.:
Series 2014 C, 5% 1/1/29 (d)	140,000	140,642
Series 2019 B, 5% 7/1/25 (d)	60,000	61,446
Brookhaven Dev. Auth. Rev. Series 2019 A, 5% 7/1/36	150,000	163,608
Burke County Indl. Dev. Auth. Poll. Cont. Rev.:
(Georgia Transmission Corp. Proj.) Series 2012, 2.75% 1/1/52 (b)	610,000	402,516
Bonds (Georgia Pwr. Co. Plant Vogtle Proj.):
Series 1994, 2.15%, tender 6/13/24 (b)	1,140,000	1,114,485
Series 2013 1st, 2.925%, tender 3/12/24 (b)	330,000	326,281
DeKalb Private Hosp. Auth. Rev. Series 2019 B, 5% 7/1/27	210,000	226,562
Fulton County Dev. Auth. Rev. Series 2019, 4% 6/15/49	40,000	39,308
Gainesville & Hall County Hosp. Auth. Rev. Series 2020 A, 3% 2/15/47	1,895,000	1,431,276
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2019 A:
4% 1/1/49	245,000	225,538
5% 1/1/26	165,000	170,846
5% 1/1/30	55,000	59,561
5% 1/1/34	375,000	403,462
Series 2021 A:
4% 1/1/35 (Assured Guaranty Muni. Corp. Insured)	400,000	406,716
4% 1/1/36 (Assured Guaranty Muni. Corp. Insured)	410,000	413,187
4% 1/1/37 (Assured Guaranty Muni. Corp. Insured)	470,000	471,577
4% 1/1/40 (Assured Guaranty Muni. Corp. Insured)	385,000	380,541
4% 1/1/41	480,000	442,880
5% 1/1/25 (Assured Guaranty Muni. Corp. Insured)	200,000	204,161
5% 1/1/26 (Assured Guaranty Muni. Corp. Insured)	425,000	442,634
5% 1/1/28 (Assured Guaranty Muni. Corp. Insured)	400,000	431,941
5% 1/1/31 (Assured Guaranty Muni. Corp. Insured)	360,000	399,385
5% 1/1/32 (Assured Guaranty Muni. Corp. Insured)	330,000	363,933
5% 1/1/32 (Assured Guaranty Muni. Corp. Insured)	280,000	308,964
Georgia Road & Thruway Auth. Rev. Series 2020, 5% 6/1/31	1,000,000	1,143,839
Glynn-Brunswick Memorial Hosp. Auth. Rev. (Southeast Georgia Health Sys. Proj.) Series 2017:
4% 8/1/43	5,000	4,427
5% 8/1/39	5,000	5,016
5% 8/1/43	5,000	4,950
Hosp. Auth. of Savannah Auth. Rev. Series 2019 A:
4% 7/1/36	195,000	194,662
4% 7/1/43	205,000	195,740
Main Street Natural Gas, Inc. Bonds:
Series 2018 A, 4%, tender 9/1/23 (b)	585,000	585,578
Series 2018 C, 4%, tender 12/1/23 (b)	500,000	500,116
Series 2021 A, 4%, tender 9/1/27 (b)	12,000,000	11,960,306
Series 2022 E, 4%, tender 12/1/29 (b)	3,595,000	3,527,909
Series 2023 C, 5%, tender 9/1/30 (b)	1,000,000	1,049,869
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Scherer Proj.) Series 1995, 2.25% 7/1/25	200,000	190,358
Private Colleges & Univs. Auth. Rev.:
(The Savannah College of Art & Design Projs.) Series 2021:
4% 4/1/39	1,365,000	1,394,471
5% 4/1/24	675,000	682,927
5% 4/1/29	500,000	550,218
5% 4/1/36	135,000	151,483
Series 2020 B:
5% 9/1/25	180,000	187,539
5% 9/1/34	1,000,000	1,144,903
Series A, 5% 6/1/24	130,000	131,780
TOTAL GEORGIA		32,637,541
Hawaii - 1.4%
Hawaii Arpts. Sys. Rev.:
Series 2018 A:
5% 7/1/33 (d)	350,000	373,583
5% 7/1/48 (d)	2,800,000	2,878,652
Series 2022 A, 5% 7/1/42 (d)	1,245,000	1,315,356
Series 2022 B, 5% 7/1/24 (d)	3,350,000	3,389,797
Hawaii Gen. Oblig. Series 2020 A, 4% 7/1/36 (d)	40,000	39,972
Honolulu City & County Gen. Oblig.:
(Honolulu Rail Transit Proj.) Series 2020 B, 5% 3/1/29	1,000,000	1,120,883
Series 2017 A, 5% 9/1/33	5,000	5,398
Series 2022 A, 5% 11/1/23	280,000	281,616
Honolulu City and County Wastewtr. Sys. Series 2015 A, 5% 7/1/40 (Pre-Refunded to 7/1/25 @ 100)	115,000	119,293
TOTAL HAWAII		9,524,550
Idaho - 0.1%
Idaho Hsg. & Fin. Assoc. Single Family Mtg.:
Series 2019 A, 4% 1/1/50	20,000	19,836
Series 2021 A, 5% 7/15/31	610,000	699,147
TOTAL IDAHO		718,983
Illinois - 12.3%
Champaign County Cmnty. Unit Series 2019, 4% 6/1/26	15,000	15,351
Chicago Board of Ed.:
Series 2012 A, 5% 12/1/42	830,000	818,804
Series 2018 A:
5% 12/1/29	350,000	364,759
5% 12/1/30	160,000	166,089
5% 12/1/31	150,000	155,653
Series 2018 C, 5% 12/1/46	3,250,000	3,188,309
Series 2019 A:
5% 12/1/29	125,000	131,637
5% 12/1/30	405,000	425,224
5% 12/1/30	100,000	104,994
Series 2022 B:
4% 12/1/35	600,000	569,846
4% 12/1/36	1,005,000	945,901
Chicago Gen. Oblig.:
Series 2015 C, 5% 1/1/27	215,000	220,557
Series 2020 A:
5% 1/1/27	400,000	418,672
5% 1/1/30	615,000	662,454
Series 2021 A, 5% 1/1/32	7,725,000	8,371,097
Series 2021 B, 4% 1/1/32	375,000	373,856
Series 2023 A:
5% 1/1/29	1,000,000	1,068,136
5% 1/1/33	895,000	981,146
Chicago Midway Arpt. Rev.:
Series 2013 A, 5.5% 1/1/29 (d)	200,000	200,152
Series 2014 B:
5% 1/1/26	100,000	100,647
5% 1/1/28	270,000	271,864
Series 2016 A, 4% 1/1/33 (d)	305,000	305,950
Series 2016 B, 4% 1/1/35	200,000	200,957
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2012 B, 4% 1/1/29 (d)	400,000	399,582
Series 2017 B, 5% 1/1/37	50,000	52,274
Series 2018 A, 5% 1/1/48 (d)	90,000	92,576
Series 2022 C, 5% 1/1/40 (d)	1,850,000	1,961,907
Chicago O'Hare Int'l. Arpt. Spl. Facilities Rev. Series 2018:
5% 7/1/38 (d)	50,000	50,891
5% 7/1/48 (d)	600,000	600,333
Cook County Cmnty. Consolidated School District No. 59 Series 2020, 5% 3/1/26	615,000	648,442
Cook County Gen. Oblig.:
Series 2016 A:
5% 11/15/23	10,000	10,052
5% 11/15/31	500,000	525,632
Series 2021 A:
5% 11/15/23	35,000	35,183
5% 11/15/24	50,000	51,046
5% 11/15/33	425,000	474,111
Series 2021 B:
4% 11/15/25	180,000	183,350
4% 11/15/26	90,000	92,482
4% 11/15/27	90,000	93,364
4% 11/15/28	45,000	47,030
DuPage & Cook Counties Cmnty. Unit School District #205 Series 2022, 4% 9/15/42	2,100,000	2,056,488
Illinois Fin. Auth.:
Bonds Series 2020 B, 5%, tender 11/15/24 (b)	400,000	403,999
Series 2020 A:
3% 5/15/50	1,570,000	1,080,002
3% 5/15/50 (Build America Mutual Assurance Insured)	710,000	512,045
3.25% 8/15/49	285,000	222,142
4% 5/15/50	1,000,000	886,240
Series 2021 A, 4% 8/15/37	2,155,000	2,115,418
Series 2022 A:
5% 10/1/29	350,000	358,293
5% 10/1/30	230,000	235,518
5% 10/1/31	215,000	219,698
Illinois Fin. Auth. Academic Facilities:
(Provident Group UIUC Properties LLC Univ. of Illinois at Urbana-Champaign Proj.) Series 2019 A, 5% 10/1/25	200,000	206,457
(Provident Group UIUC Properties LLC Univ. of Illinois at Urbana-Champaign Proj.) Series 2019 A:
5% 10/1/26	200,000	209,734
5% 10/1/31	200,000	219,064
5% 10/1/38	200,000	209,402
Illinois Fin. Auth. Health Svcs. Facility Lease Rev. (Provident Group - UIC Surgery Ctr. LLC - Univ. of Illinois Health Svcs. Facility Proj.) Series 2020, 4% 10/1/55	400,000	343,669
Illinois Fin. Auth. Rev.:
(Bradley Univ. Proj.) Series 2017 C:
5% 8/1/24	45,000	45,326
5% 8/1/30	615,000	633,543
(Depaul Univ., IL Proj.):
Series 2016 A, 5% 10/1/28	10,000	10,547
Series 2016, 5% 10/1/29	30,000	31,640
(OSF Healthcare Sys.) Series 2018 A:
4.125% 5/15/47	750,000	689,100
5% 5/15/43	790,000	802,558
(Presence Health Proj.) Series 2016 C, 5% 2/15/36	15,000	15,731
Series 2015 A:
5% 11/15/23	10,000	10,054
5% 11/15/25	150,000	155,056
Series 2015 C:
4.125% 8/15/37	60,000	56,924
5% 8/15/26	35,000	35,940
5% 8/15/44	1,380,000	1,381,379
Series 2016 A:
5% 8/15/24 (Escrowed to Maturity)	65,000	66,187
5% 7/1/31 (Pre-Refunded to 7/1/26 @ 100)	30,000	31,737
5% 7/1/33 (Pre-Refunded to 7/1/26 @ 100)	10,000	10,579
5% 7/1/36 (Pre-Refunded to 7/1/26 @ 100)	45,000	47,606
Series 2016 B, 5% 8/15/35	250,000	261,784
Series 2016 C:
4% 2/15/41	35,000	34,031
4% 2/15/41 (Pre-Refunded to 2/15/27 @ 100)	5,000	5,164
5% 2/15/34	50,000	52,773
Series 2016:
5% 12/1/23	155,000	155,759
5% 5/15/29	10,000	10,405
5% 12/1/29	620,000	645,366
5% 12/1/33	485,000	501,858
5% 12/1/40	85,000	86,148
5% 12/1/46	2,695,000	2,708,680
Series 2017 A, 5% 7/15/42	1,000,000	1,038,201
Series 2019:
4% 9/1/35	60,000	52,240
5% 9/1/36	295,000	280,235
5% 9/1/38	100,000	92,760
Illinois Gen. Oblig.:
Series 2013, 5% 7/1/23	10,000	10,000
Series 2014:
5% 2/1/25	520,000	523,466
5% 5/1/28	50,000	50,582
Series 2016:
5% 1/1/26	5,000	5,176
5% 2/1/26	400,000	414,602
5% 2/1/27	585,000	616,269
5% 11/1/29	1,400,000	1,467,054
Series 2017 C, 5% 11/1/29	345,000	368,001
Series 2017 D, 5% 11/1/27	850,000	906,466
Series 2017, 4% 2/1/24	30,000	30,053
Series 2018 A:
5% 10/1/24	25,000	25,413
5% 10/1/28	1,500,000	1,622,710
Series 2018 B:
5% 5/1/24	1,500,000	1,516,402
5% 10/1/24	1,050,000	1,067,335
Series 2019 B:
5% 9/1/24	105,000	106,603
5% 9/1/25	20,000	20,596
Series 2020 C, 4% 10/1/37	1,815,000	1,787,587
Series 2021 A, 5% 3/1/32	450,000	500,992
Series 2022 A, 5% 3/1/32	650,000	733,548
Series 2022 B:
5% 3/1/29	650,000	707,520
5% 3/1/33	1,700,000	1,917,885
Series 2023 B:
5% 5/1/35	1,915,000	2,109,361
5.25% 5/1/41	670,000	722,755
Series 2023 D, 5% 7/1/29	1,615,000	1,768,675
Series May 2014, 5% 5/1/39	1,700,000	1,707,385
Illinois Hsg. Dev. Auth. Series 2021, 3% 4/1/51	690,000	662,898
Illinois Sales Tax Rev. Series 2013, 5% 6/15/24	285,000	285,223
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2019 A, 5% 1/1/44	105,000	110,904
Series A, 5% 1/1/40	220,000	244,216
Kendall, Kane & Will Counties Cmnty. Unit School District #308:
Series 2008, 0% 2/1/25 (Assured Guaranty Muni. Corp. Insured)	315,000	297,506
Series 2015, 4% 2/1/30	800,000	809,429
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 2002 A, 0% 6/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,280,000	1,320,876
Series 2010 B1:
0% 6/15/43 (Assured Guaranty Muni. Corp. Insured)	610,000	240,559
0% 6/15/47 (Assured Guaranty Muni. Corp. Insured)	155,000	49,273
Series 1994 A, 0% 6/15/25	25,000	23,176
Series 1994, 0% 6/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,200,000	995,034
Series 2002 A:
0% 6/15/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	30,000	21,146
0% 6/15/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	240,000	147,211
Series 2002, 0% 12/15/23	205,000	201,407
Series 2017 A, 5% 6/15/57	875,000	882,526
Series 2020 A:
4% 6/15/50	1,170,000	1,059,314
5% 6/15/50	1,730,000	1,758,732
Series 2022 A:
0% 12/15/35	420,000	245,916
0% 6/15/40	1,725,000	780,267
4% 12/15/47	5,000,000	4,591,683
Northern Illinois Univ. Revs. Series 2020 B, 4% 4/1/40 (Build America Mutual Assurance Insured)	455,000	426,420
Sales Tax Securitization Corp. Series 2023 C, 5% 1/1/31 (f)	1,000,000	1,111,097
Univ. of Illinois Board of Trustees Ctfs. of Prtn. (Univ. of Illinois Rev. Proj.) Series 2014 A, 5% 10/1/26	15,000	15,253
Univ. of Illinois Rev. Series 2018 A, 5% 4/1/30	100,000	108,537
TOTAL ILLINOIS		81,702,829
Indiana - 0.7%
Indiana Fin. Auth. Envir. Facilities Rev. Bonds (Indianapolis Pwr. & Lt. Co. Proj.):
Series 2020 A, 0.75%, tender 4/1/26 (b)	50,000	44,497
Series 2020 B, 0.95%, tender 4/1/26 (b)(d)	100,000	89,749
Indiana Fin. Auth. Rev. Series 2016, 5% 9/1/30	50,000	52,639
Indiana Fin. Auth. Wastewtr. Util. Rev. Series 2021 2, 5% 10/1/41	1,000,000	1,097,935
Indiana Hsg. & Cmnty. Dev. Auth.:
Series 2021 B:
3% 7/1/50	110,000	106,037
5% 7/1/25	690,000	711,446
Series 2021 C1, 3% 1/1/52	1,170,000	1,120,970
Series A, 3.75% 1/1/49	325,000	320,461
Indianapolis Local Pub. Impt. (Indianapolis Arpt. Auth. Proj.) Series 2014 D:
5% 1/1/28 (d)	75,000	75,282
5% 1/1/30 (d)	85,000	85,344
Saint Joseph County Econ. Dev. Auth. Rev. (St. Mary's College Proj.):
Series 2019, 4% 4/1/46	215,000	193,148
Series 2020, 5% 4/1/30	105,000	113,874
Whiting Envir. Facilities Rev. Bonds (BP Products North America, Inc. Proj.) Series 2019 A, 5%, tender 6/5/26 (b)(d)	695,000	715,282
TOTAL INDIANA		4,726,664
Iowa - 0.5%
Iowa Fin. Auth. Rev. Series A:
5% 5/15/43	35,000	26,866
5% 5/15/48	420,000	306,491
Iowa Student Ln. Liquidity Corp. Student Ln. Rev. Series 2019 B, 5% 12/1/27 (d)	155,000	163,968
Tobacco Settlement Auth. Tobacco Settlement Rev.:
Series 2021 A2:
4% 6/1/40	425,000	408,152
5% 6/1/27	250,000	265,729
5% 6/1/28	500,000	538,427
5% 6/1/29	600,000	653,299
5% 6/1/30	700,000	769,300
Series 2021 B1, 4% 6/1/49	260,000	257,095
TOTAL IOWA		3,389,327
Kentucky - 1.1%
Ashland Med. Ctr. Rev. Series 2019:
3% 2/1/40 (Assured Guaranty Muni. Corp. Insured)	370,000	299,645
4% 2/1/37	175,000	164,310
5% 2/1/25	280,000	284,484
Carroll County Poll. Ctlr Rev. Bonds (Kentucky Utils. Co. Proj.) Series 2016 A, 1.55%, tender 9/1/26 (b)	1,000,000	907,644
Kentucky Econ. Dev. Fin. Auth. Series 2019 A2, 5% 8/1/30	345,000	371,786
Kentucky State Property & Buildings Commission Rev.:
(Proj. No. 118) Series 2018, 5% 4/1/25	175,000	180,467
(Proj. No. 119) Series 2018:
5% 5/1/26	80,000	83,932
5% 5/1/29	85,000	92,490
5% 5/1/32	20,000	21,758
5% 5/1/33	15,000	16,258
5% 5/1/34	20,000	21,628
5% 5/1/35	10,000	10,720
5% 5/1/36	10,000	10,639
5% 5/1/38	1,000,000	1,050,290
Series A:
4% 11/1/35	600,000	610,411
5% 11/1/29	150,000	164,520
Kentucky, Inc. Pub. Energy Bonds Series A, 4%, tender 6/1/26 (b)	1,505,000	1,501,929
Louisville & Jefferson County:
Bonds:
Series 2020 C, 5%, tender 10/1/26 (b)	70,000	72,514
Series 2020 D, 5%, tender 10/1/29 (b)	85,000	91,013
Series 2016 A, 5% 10/1/32	70,000	72,829
Series 2020 A:
3% 10/1/43	1,160,000	892,048
4% 10/1/40	195,000	187,751
Louisville Reg'l. Arpt. Auth. Sys. Rev. Series 2014 A, 5% 7/1/24 (d)	65,000	65,791
TOTAL KENTUCKY		7,174,857
Louisiana - 0.4%
Louisiana Pub. Facilities Auth. Rev.:
(Ochsner Clinic Foundation Proj.):
Series 2015, 5% 5/15/47	195,000	197,079
Series 2017, 5% 5/15/27	115,000	121,097
(Tulane Univ. of Louisiana Proj.):
Series 2016 A, 5% 12/15/28	15,000	15,927
Series 2017 A, 5% 12/15/32	165,000	178,299
Series 2018 E, 5% 7/1/38	100,000	105,255
New Orleans Aviation Board Rev. (North Term. Proj.) Series 2017 B, 5% 1/1/48 (d)	2,000,000	2,026,331
TOTAL LOUISIANA		2,643,988
Maine - 0.2%
Maine Health & Higher Edl. Facilities Auth. Rev.:
(Eastern Maine Healthcare Systems Proj.) Series 2013, 5% 7/1/43 (Pre-Refunded to 7/1/23 @ 100)	220,000	220,000
Series 2014, 5% 7/1/30 (Pre-Refunded to 7/1/24 @ 100)	585,000	595,085
Series 2016 A:
4% 7/1/41	85,000	75,305
4% 7/1/46	85,000	71,569
5% 7/1/41	25,000	24,494
5% 7/1/46	155,000	142,139
Series 2017 B, 5% 7/1/29	10,000	10,599
TOTAL MAINE		1,139,191
Maryland - 1.7%
Hsg. Opportunities Commission of Montgomery County Series 2021 C, 0.8% 7/1/25	100,000	94,084
Maryland Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev.:
Series 2019 B, 4% 9/1/49	55,000	54,548
Series 2019 C:
3.5% 3/1/50	555,000	543,756
5% 9/1/28	115,000	125,155
Series 2021 C:
0.375% 7/1/23	100,000	100,000
0.6% 7/1/24	600,000	582,189
Maryland Econ. Dev. Corp. Air Cargo Series 2019:
5% 7/1/23 (d)	325,000	325,000
5% 7/1/25 (d)	510,000	516,336
5% 7/1/26 (d)	230,000	234,464
Maryland Gen. Oblig. Series 2022 2C, 4% 3/1/28	1,000,000	1,055,235
Maryland Health & Higher Edl. Series 2021 A:
2.5% 7/1/51	1,210,000	760,860
3% 7/1/51	915,000	663,775
4% 6/1/55	190,000	160,923
5% 6/1/29	120,000	128,029
Maryland Stadium Auth. Built to Learn Rev. Series 2021, 4% 6/1/46	180,000	173,216
Maryland Trans. Auth. Trans. Facility Projs. Rev. Series 2020, 5% 7/1/40	2,000,000	2,197,921
Prince Georges County Ctfs. of Prtn. Series 2021:
5% 10/1/25	1,610,000	1,675,742
5% 10/1/26	1,650,000	1,752,176
TOTAL MARYLAND		11,143,409
Massachusetts - 3.6%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2021 A1, 5% 7/1/35	820,000	940,782
Massachusetts Commonwealth Trans. Fund Rev.:
(Rail Enhancement Prog.) Series 2021 B:
5% 6/1/26	350,000	370,706
5% 6/1/27	500,000	541,324
5% 6/1/41	1,250,000	1,337,053
Series 2021 A, 5% 6/1/51	1,860,000	1,997,762
Massachusetts Dev. Fin. Agcy. Rev.:
(Lawrence Gen. Hosp.) Series 2014 A, 5.25% 7/1/34	40,000	37,458
Series 2016 A, 5% 1/1/31	40,000	41,324
Series 2016 I:
5% 7/1/30	195,000	202,409
5% 7/1/41	140,000	141,725
Series 2017 A:
5% 1/1/36	325,000	334,285
5% 1/1/37	1,050,000	1,074,510
Series 2017, 5% 7/1/36	275,000	282,522
Series 2018, 5% 1/1/43	180,000	181,435
Series 2019 K:
5% 7/1/25	125,000	128,666
5% 7/1/26	165,000	172,629
5% 7/1/27	195,000	207,578
Series 2019:
5% 7/1/27	440,000	457,023
5% 9/1/59	510,000	530,500
Series 2020 A, 4% 7/1/45	480,000	418,627
Series 2021 V, 5% 7/1/55	1,245,000	1,451,092
Series 2021:
4% 7/1/26	240,000	235,299
4% 7/1/27	255,000	249,208
4% 7/1/28	325,000	317,100
4% 7/1/29	340,000	329,598
4% 7/1/30	355,000	342,390
4% 7/1/31	370,000	354,340
Series M:
4% 10/1/50	490,000	400,268
5% 10/1/45	370,000	370,824
Massachusetts Edl. Fing. Auth. Rev. Series 2016, 5% 7/1/24 (d)	210,000	212,149
Massachusetts Gen. Oblig.:
Series 2019 A, 5% 1/1/49	2,000,000	2,117,225
Series 2019 C, 5% 5/1/49	345,000	366,303
Series 2022 C, 5.25% 10/1/47	2,000,000	2,239,941
Series E, 5% 11/1/50	1,640,000	1,763,153
Massachusetts Hsg. Fin. Auth. Series 2021 223, 3% 6/1/47	650,000	625,402
Massachusetts Port Auth. Rev.:
Series 2019 A, 5% 7/1/40 (d)	500,000	524,024
Series 2021 E:
5% 7/1/41 (d)	1,000,000	1,061,191
5% 7/1/46 (d)	290,000	304,221
5% 7/1/51 (d)	1,000,000	1,042,018
Massachusetts Port Auth. Spl. Facilities Rev. (Bosfuel Proj.) Series 2019 A, 5% 7/1/49 (d)	230,000	237,360
TOTAL MASSACHUSETTS		23,941,424
Michigan - 1.3%
Detroit Downtown Dev. Auth. Tax Series A, 5% 7/1/37 (Assured Guaranty Muni. Corp. Insured)	40,000	40,255
Flint Hosp. Bldg. Auth. Rev. Series 2020:
4% 7/1/41	140,000	117,993
5% 7/1/25	60,000	60,348
5% 7/1/27	265,000	270,542
Grand Rapids Pub. Schools Series 2019, 5% 11/1/26 (Assured Guaranty Muni. Corp. Insured)	180,000	190,255
Grand Traverse County Hosp. Fin. Auth. Series 2021, 3% 7/1/51	395,000	276,478
Great Lakes Wtr. Auth. Sew Disp. Sys. Series 2018 A, 5% 7/1/48	200,000	207,068
Great Lakes Wtr. Auth. Wtr. Supply Sys. Rev. Series 2016 D, 5% 7/1/27	100,000	105,436
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016, 4% 5/15/36	185,000	182,411
Michigan Fin. Auth. Rev.:
(Charter County of Wayne Criminal Justice Ctr. Proj.) Series 2018, 5% 11/1/43	50,000	52,250
(Henry Ford Health Sys. Proj.) Series 2016, 5% 11/15/25	570,000	586,992
Series 2016, 5% 11/15/26	160,000	167,373
Series 2019 A:
3% 12/1/49	555,000	411,292
5% 11/15/48	55,000	56,657
Series 2020 A, 4% 6/1/49	135,000	121,110
Series 2020, 5% 6/1/40	1,105,000	1,150,834
Series 2021:
4% 9/1/31	665,000	687,204
5% 9/1/32	690,000	759,661
5% 9/1/33	650,000	710,737
5% 9/1/36	505,000	540,242
Michigan Hosp. Fin. Auth. Rev. Series 2008 C, 5% 12/1/32	10,000	10,727
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Series A, 3.5% 12/1/50	635,000	621,307
Michigan Strategic Fund Ltd. Oblig. Rev. Bonds (Consumer Energy Co. Proj.) Series 2019, 1.8%, tender 10/1/24 (b)(d)	175,000	170,041
Univ. of Michigan Rev. Series 2020 A, 5% 4/1/50	1,000,000	1,083,428
Wayne County Arpt. Auth. Rev.:
Series 2017 A, 5% 12/1/29	45,000	48,522
Series 2017 B, 5% 12/1/42 (d)	150,000	153,820
Series 2018 D, 5% 12/1/29 (d)	85,000	90,987
TOTAL MICHIGAN		8,873,970
Minnesota - 0.7%
Duluth Econ. Dev. Auth. Health Care Facilities Rev. Series 2018 A:
5% 2/15/48	220,000	222,359
5% 2/15/58	270,000	270,868
Maple Grove Health Care Sys. Rev. Series 2015, 5% 9/1/26	60,000	61,575
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2022 B:
5% 1/1/34 (d)	210,000	232,159
5% 1/1/37 (d)	520,000	561,356
Minnesota Higher Ed. Facilities Auth. Rev.:
Series 2018 A:
5% 10/1/30	500,000	532,992
5% 10/1/45	30,000	30,270
Series 2023, 4.25% 10/1/38 (f)	300,000	292,234
Minnesota Hsg. Fin. Agcy.:
Series 2023 F, 5.75% 7/1/53 (f)	150,000	160,893
Series B, 4% 8/1/39	2,050,000	2,052,928
Shakopee Sr. Hsg. Rev. Bonds Series 2018, 5.85%, tender 11/1/25 (b)(e)	255,000	250,970
TOTAL MINNESOTA		4,668,604
Mississippi - 0.4%
Mississippi Bus. finance Corp. Exempt Facilities Rev. Bonds (Enviva, Inc. Proj.) Series 2022, 7.75%, tender 7/15/32 (b)(d)	2,200,000	1,647,219
Mississippi Home Corp. Series 2021 B:
3% 6/1/51	300,000	288,550
5% 6/1/25	750,000	772,968
Mississippi Hosp. Equip. & Facilities Auth.:
Bonds Series II, 5%, tender 3/1/27 (b)	80,000	83,538
Series I, 5% 10/1/24	70,000	71,157
TOTAL MISSISSIPPI		2,863,432
Missouri - 0.8%
Cape Girardeau County Indl. Dev. Auth.:
(Southeast Hosp. Proj.) Series 2017 A, 5% 3/1/36	105,000	106,871
Series 2021, 4% 3/1/41	250,000	214,005
Kansas City Wtr. Rev. Series 2020 A, 4% 12/1/44	1,200,000	1,204,788
Missouri Health & Edl. Facilities Rev.:
Series 2017 A, 5% 10/1/42	475,000	498,427
Series 2018 A, 5% 11/15/43	1,000,000	1,033,895
Missouri Hsg. Dev. Commission Single Family Mtg. Rev.:
Series 2019, 4% 5/1/50	20,000	19,842
Series 2021 A, 3% 5/1/52	485,000	466,395
Saint Louis Arpt. Rev. Series A, 5.25% 7/1/26 (Assured Guaranty Muni. Corp. Insured)	570,000	604,877
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. Series 2018 A:
5.125% 9/1/48	25,000	21,371
5.25% 9/1/53	1,240,000	1,060,634
TOTAL MISSOURI		5,231,105
Montana - 0.1%
Montana Board Hsg. Single Family:
Series 2017 A, 4% 12/1/47 (d)	10,000	9,927
Series 2019 B, 4% 6/1/50	10,000	9,929
Montana Facility Fin. Auth. Series 2021 A, 3% 6/1/50	575,000	417,630
Montana Facility Fin. Auth. Rev. (Benefis Health Sys. Proj.) Series 2016, 5% 2/15/32	30,000	31,241
TOTAL MONTANA		468,727
Nebraska - 1.0%
Central Plains Energy Proj. Gas Supply Bonds Series 2019, 4%, tender 8/1/25 (b)	725,000	725,175
Douglas County Neb Edl. Facilities Rev. (Creighton Univ. Projs.) Series 2021 A, 3% 7/1/51	260,000	186,395
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Series 2019 B, 4% 9/1/49 (d)	45,000	44,327
Series 2019 E, 3.75% 9/1/49 (d)	70,000	68,830
Series 2020 A, 3.5% 9/1/50	785,000	768,166
Series 2022 B:
5% 3/1/25 (d)	1,090,000	1,110,878
5% 9/1/25 (d)	1,105,000	1,133,348
5% 3/1/26 (d)	1,100,000	1,136,432
5% 9/1/26 (d)	1,140,000	1,186,827
5% 3/1/30 (d)	400,000	429,150
TOTAL NEBRASKA		6,789,528
Nevada - 0.5%
Clark County Arpt. Rev. Series 2014 A2, 5% 7/1/30	115,000	116,834
Clark County School District Series 2017 A, 5% 6/15/25	400,000	413,510
Nevada Hsg. Division Single Family Mtg. Rev.:
Series 2019 A, 4% 4/1/49	305,000	302,498
Series 2019 B, 4% 10/1/49	30,000	29,761
Series 2021 B, 3% 10/1/51	2,030,000	1,943,553
Tahoe-Douglas Visitors Auth. Series 2020, 5% 7/1/45	195,000	191,888
TOTAL NEVADA		2,998,044
New Hampshire - 0.6%
Nat'l. Fin. Auth. Hosp. Rev. (St. Luke's Univ. Health Network Proj.) Series 2021 B:
3% 8/15/51 (Assured Guaranty Muni. Corp. Insured)	490,000	352,557
5% 8/15/30	1,405,000	1,542,549
Nat'l. Finnance Auth. Series 2020 1, 4.125% 1/20/34	223,184	217,673
New Hampshire Health & Ed. Facilities Auth. (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A:
5% 8/1/23	200,000	200,183
5% 8/1/26	105,000	109,205
5% 8/1/37	100,000	104,221
New Hampshire Nat'l. Fin. Auth. Series 2022 2, 4% 10/20/36	1,486,351	1,407,669
TOTAL NEW HAMPSHIRE		3,934,057
New Jersey - 4.7%
New Jersey Econ. Dev. Auth.:
Series 2018 EEE:
5% 6/15/43	800,000	832,409
5% 6/15/43 (Pre-Refunded to 12/15/28 @ 100)	470,000	523,724
Series 2023 RRR, 5% 3/1/25	1,890,000	1,936,901
Series A, 5% 11/1/40	360,000	380,383
Series QQQ:
4% 6/15/46	610,000	580,978
5% 6/15/27	35,000	37,253
5% 6/15/28	40,000	43,222
New Jersey Econ. Dev. Auth. Rev.:
(Black Horse EHT Urban Renewal LLC Proj.) Series 2019 A, 5% 10/1/39 (e)	100,000	72,473
(NJ Transit Corp. Projs.) Series A, 4% 11/1/27	370,000	377,718
Series 2014 PP:
4% 6/15/30 (Pre-Refunded to 6/15/24 @ 100)	70,000	70,563
5% 6/15/26	280,000	284,837
Series 2014 RR, 5% 6/15/32 (Pre-Refunded to 6/15/24 @ 100)	60,000	61,037
Series 2014 UU, 5% 6/15/30 (Pre-Refunded to 6/15/24 @ 100)	70,000	71,013
Series 2015 XX, 4.25% 6/15/26	280,000	282,300
Series 2018 EEE, 5% 6/15/28	410,000	443,024
Series LLL:
4% 6/15/44	315,000	303,428
5% 6/15/44	180,000	189,329
Series MMM, 4% 6/15/35	90,000	91,719
Series PP, 5% 6/15/31 (Pre-Refunded to 6/15/24 @ 100)	260,000	264,492
New Jersey Edl. Facility Series 2016 B, 4% 9/1/26	500,000	506,651
New Jersey Gen. Oblig. Series 2020 A, 5% 6/1/29	205,000	228,952
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2016:
4% 7/1/48	100,000	85,476
5% 7/1/41	65,000	65,028
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2017 1A, 5% 12/1/26 (d)	530,000	548,795
Series 2018 B:
5% 12/1/25 (d)	500,000	513,390
5% 12/1/26 (d)	485,000	502,199
5% 12/1/27 (d)	850,000	890,347
Series 2020:
5% 12/1/24 (d)	100,000	101,476
5% 12/1/25 (d)	235,000	241,293
5% 12/1/25 (d)	60,000	61,607
5% 12/1/26 (d)	205,000	212,270
5% 12/1/27 (d)	145,000	151,883
5% 12/1/27 (d)	40,000	41,899
Series 2023 B, 5% 12/1/30 (d)	3,780,000	4,071,644
New Jersey Tobacco Settlement Fing. Corp. Series 2018 A, 5.25% 6/1/46	1,915,000	1,987,750
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2015 E, 5% 1/1/34	190,000	194,740
Series D, 5% 1/1/28	170,000	179,234
New Jersey Trans. Trust Fund Auth.:
(Trans. Prog.) Series 2019 AA, 5.25% 6/15/43	505,000	531,552
Series 2006 C, 0% 12/15/33 (Assured Guaranty Muni. Corp. Insured)	780,000	529,286
Series 2010 A, 0% 12/15/27	250,000	213,946
Series 2014 AA, 5% 6/15/25	100,000	101,451
Series 2016 A, 5% 6/15/27	160,000	167,398
Series 2018 A, 5% 12/15/32	100,000	108,424
Series 2019 BB, 4% 6/15/50	370,000	348,771
Series 2021 A:
4% 6/15/34	140,000	144,607
5% 6/15/32	295,000	331,355
5% 6/15/33	1,000,000	1,119,057
Series 2022 A, 4% 6/15/39	720,000	709,444
Series 2022 AA:
5% 6/15/33	250,000	282,994
5% 6/15/36	1,460,000	1,609,009
Series 2022 BB:
4% 6/15/46	1,385,000	1,319,106
4% 6/15/50	1,000,000	942,625
Series AA:
4% 6/15/38	185,000	183,839
4% 6/15/45	1,535,000	1,467,510
4% 6/15/50	1,980,000	1,866,398
5% 6/15/40	210,000	223,717
Series BB:
5% 6/15/33	1,000,000	1,081,225
5% 6/15/50	70,000	72,203
South Jersey Trans. Auth. Trans. Sys. Rev. Series 2022 A:
5% 11/1/36	450,000	505,193
5% 11/1/40	150,000	158,845
TOTAL NEW JERSEY		31,449,392
New Mexico - 0.4%
New Mexico Edl. Assistance Foundation Series 2021 1A:
5% 9/1/23 (d)	450,000	450,374
5% 9/1/26 (d)	1,045,000	1,084,763
5% 9/1/27 (d)	350,000	368,206
5% 9/1/29 (d)	150,000	161,415
New Mexico Mtg. Fin. Auth.:
Series 2019 C, 4% 1/1/50	140,000	138,887
Series 2019 D, 3.75% 1/1/50	45,000	44,368
Santa Fe Retirement Fac. Series 2019 A:
5% 5/15/34	10,000	9,477
5% 5/15/39	5,000	4,450
5% 5/15/44	5,000	4,271
5% 5/15/49	15,000	12,312
TOTAL NEW MEXICO		2,278,523
New York - 6.7%
Buffalo and Erie County Indl. Land Rev. (Catholic Health Sys., Inc. Proj.) Series 2015, 5% 7/1/25	400,000	385,309
Long Island Pwr. Auth. Elec. Sys. Rev. Bonds Series 2021 B, 1.5%, tender 9/1/26 (b)	500,000	463,147
Monroe County Indl. Dev. Corp. (Univ. of Rochester Proj.) Series 2015 B, 4% 7/1/35	5,000	5,034
MTA Hudson Rail Yards Trust Oblig. Series 2016 A, 5% 11/15/56	100,000	100,074
New York City Edl. Construction Fund Series 2021 B:
5% 4/1/46	675,000	723,729
5% 4/1/52	520,000	553,708
New York City Gen. Oblig.:
Series 2018 A, 5% 8/1/24	100,000	101,966
Series E, 5% 8/1/30	1,025,000	1,081,932
New York City Hsg. Dev. Corp. Multifamily Hsg.:
Bonds:
Series 2021 C2, 0.7%, tender 7/1/25 (b)	270,000	252,045
Series 2021 K2, 0.9%, tender 1/1/26 (b)	2,075,000	1,900,913
Series 2021, 0.6%, tender 7/1/25 (b)	390,000	360,874
Series A 1 B, 5% 5/1/30	490,000	542,100
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series GG 1, 5% 6/15/48	1,350,000	1,452,546
New York City Trust Cultural Resources Rev. Series 2021, 5% 7/1/31	660,000	770,909
New York Dorm. Auth. Rev.:
Bonds Series 2019 B2, 5%, tender 5/1/24 (b)	100,000	100,428
Series 2020 A:
4% 9/1/37	350,000	319,893
4% 9/1/39	700,000	626,144
Series 2022 A:
5% 7/15/37	110,000	113,818
5% 7/15/42	310,000	313,874
New York Metropolitan Trans. Auth. Rev.:
Series 2015 A1, 5% 11/15/29	120,000	122,575
Series 2016 A, 5% 11/15/31	100,000	102,895
Series 2016 C1, 5% 11/15/33	1,000,000	1,034,754
Series 2017 B, 5% 11/15/24	565,000	575,565
Series 2017 C1, 5% 11/15/30	325,000	345,260
Series 2017 D:
5% 11/15/25	1,635,000	1,684,416
5% 11/15/30	2,220,000	2,358,140
Series 2020 D:
4% 11/15/46	2,050,000	1,927,172
4% 11/15/47	150,000	140,474
New York State Dorm. Auth.:
Series 2019 D, 3% 2/15/49	1,065,000	834,289
Series 2021 A, 4% 3/15/38	1,000,000	1,011,444
Series 2021 E:
3% 3/15/50	1,060,000	823,712
4% 3/15/39	1,000,000	1,006,810
New York State Envir. Facilities Corp. Rev. (2010 Master Fing. Prog.) Series 2021 B:
5% 2/15/28	160,000	175,914
5% 8/15/28	235,000	261,187
5% 2/15/29	100,000	112,265
5% 8/15/29	200,000	226,834
5% 2/15/30	340,000	389,435
5% 8/15/30	400,000	462,346
New York State Hsg. Fin. Agcy. Rev.:
Bonds:
Series 2021 J2, 1.1%, tender 5/1/27 (b)	1,105,000	978,926
Series 2021 K2, 1%, tender 11/1/26 (b)	300,000	272,799
Series 2023 C2, 3.8%, tender 5/1/29 (b)	3,120,000	3,123,531
Series J, 0.75% 5/1/25	250,000	233,267
New York State Mtg. Agcy. Homeowner Mtg.:
Series 2021 232, 5% 10/1/25 (d)	765,000	783,887
Series 2021 239, 3.25% 10/1/51	1,000,000	965,421
Series 221, 3.5% 10/1/32 (d)	20,000	19,435
New York State Urban Dev. Corp.:
Series 2020 C, 4% 3/15/39	1,000,000	1,007,660
Series 2020 E:
4% 3/15/44	1,675,000	1,657,031
4% 3/15/45	1,350,000	1,330,330
New York State Urban Eev Corp. Series 2019 A, 5% 3/15/37	1,105,000	1,214,143
New York Trans. Dev. Corp. (Term. 4 John F. Kennedy Int'l. Arpt. Proj.) Series 2022:
5% 12/1/32 (d)	380,000	414,007
5% 12/1/33 (d)	590,000	639,440
5% 12/1/34 (d)	645,000	694,813
5% 12/1/35 (d)	325,000	347,817
5% 12/1/36 (d)	220,000	233,196
5% 12/1/37 (d)	590,000	620,515
5% 12/1/38 (d)	1,430,000	1,499,241
5% 12/1/39 (d)	1,090,000	1,137,645
5% 12/1/40 (d)	925,000	961,027
5% 12/1/41 (d)	840,000	869,659
5% 12/1/42 (d)	420,000	433,101
Niagara Area Dev. Corp. Rev. (Catholic Health Sys., Inc. Proj.) Series 2022, 4.5% 7/1/52	555,000	403,050
Oneida County Local Dev. Corp. Rev. (Mohawk Valley Health Sys. Proj.) Series 2019 A, 5% 12/1/29 (Assured Guaranty Muni. Corp. Insured)	600,000	604,590
Onondaga Civic Dev. Corp. (Le Moyne College Proj.) Series 2015, 5% 7/1/27	295,000	302,047
Suffolk County Econ. Dev. Corp. Rev. Series 2021:
5.125% 11/1/41 (e)	100,000	80,269
5.375% 11/1/54 (e)	100,000	75,725
TOTAL NEW YORK		44,666,502
New York And New Jersey - 0.1%
Port Auth. of New York & New Jersey:
Series 194, 5.25% 10/15/55	210,000	216,154
Series 2017 202, 5% 10/15/29 (d)	500,000	524,539
TOTAL NEW YORK AND NEW JERSEY		740,693
North Carolina - 0.1%
New Hanover County Hosp. Rev. Series 2017:
5% 10/1/27 (Escrowed to Maturity)	10,000	10,889
5% 10/1/47 (Pre-Refunded to 10/1/27 @ 100)	70,000	76,224
North Carolina Med. Care Commission Health Care Facilities Rev.:
Bonds Series 2019 C, 2.55%, tender 6/1/26 (b)	300,000	292,246
Series 2020 A, 3% 7/1/45	365,000	290,209
Series 2021 A, 4% 3/1/51	280,000	194,197
TOTAL NORTH CAROLINA		863,765
North Dakota - 0.2%
North Dakota Hsg. Fin. Agcy.:
Series 2021 A, 3% 1/1/52	190,000	183,052
Series 2021 B, 3% 7/1/52	630,000	603,203
Univ. of North Dakota Series 2021 A, 3% 6/1/61 (Assured Guaranty Muni. Corp. Insured)	790,000	547,828
TOTAL NORTH DAKOTA		1,334,083
Ohio - 4.8%
Akron Bath Copley Hosp. District Rev.:
Series 2016, 5.25% 11/15/46	495,000	501,363
Series 2020, 4% 11/15/38	1,500,000	1,356,081
Allen County Hosp. Facilities Rev. (Mercy Health) Series 2017 A:
5% 8/1/25	10,000	10,332
5% 8/1/26	390,000	410,258
5% 8/1/27	10,000	10,719
5% 8/1/28	10,000	10,841
5% 8/1/29	10,000	10,821
5% 8/1/30	10,000	10,828
American Muni. Pwr., Inc. (Solar Electricity Prepayment Proj.) Series 2019 A, 5% 2/15/44	175,000	182,309
Buckeye Tobacco Settlement Fing. Auth.:
Series 2020 A2:
3% 6/1/48	550,000	423,725
4% 6/1/48	180,000	166,596
5% 6/1/34	370,000	400,810
Series 2020 B2, 5% 6/1/55	1,370,000	1,283,021
Cleveland Arpt. Sys. Rev. Series 2016 A, 5% 1/1/25 (Assured Guaranty Muni. Corp. Insured)	145,000	148,546
Cleveland Wtr. Rev. Series 2020, 5% 1/1/28	800,000	875,116
County of Cuyahoga (Ballpark Impt. Proj.) Series 2022 A, 4% 1/1/35	8,000,000	8,349,193
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 4.25% 6/15/24	110,000	109,261
Franklin County Convention Facilities Auth. (Greater Columbus Convention Ctr. Hotel Expansion Proj.) Series 2019:
5% 12/1/44	60,000	57,215
5% 12/1/46	200,000	210,976
5% 12/1/51	200,000	209,800
Kent State Univ. Revs. Series 2016, 5% 5/1/30	1,495,000	1,556,973
Lancaster Port Auth. Gas Rev.:
Bonds Series 2019, 5%, tender 2/1/25 (b)	255,000	258,893
Series 2019, 5% 2/1/25	160,000	162,587
Middleburg Heights Hosp. Rev. Series 2021 A, 4% 8/1/41	430,000	397,351
Ohio Gen. Oblig.:
Series 2021 A:
5% 3/1/28	110,000	121,005
5% 3/1/28	140,000	154,007
5% 3/1/29	160,000	179,341
5% 3/1/29	210,000	235,385
5% 3/1/30	190,000	217,053
5% 3/1/30	290,000	331,292
Series 2021 B:
5% 2/1/28	205,000	225,105
5% 2/1/29	385,000	430,805
5% 2/1/30	320,000	365,019
Series 2021 C:
5% 3/15/28	275,000	302,770
5% 3/15/29	480,000	538,456
5% 3/15/30	480,000	548,729
Ohio Hosp. Facilities Rev. Series 2021 B:
5% 1/1/25	270,000	277,000
5% 1/1/26	320,000	333,901
5% 1/1/27	750,000	797,633
Ohio Hosp. Rev. Series 2020 A:
4% 1/15/50	40,000	36,896
5% 1/15/31	300,000	326,530
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev.:
(Mtg. Backed Securities Prog.) Series 2019 B, 4.5% 3/1/50	15,000	15,042
Series 2021 C, 3.25% 3/1/51	4,545,000	4,402,658
Ohio Major New State Infrastructure Rev. Series 2021 1A:
5% 12/15/25	800,000	837,293
5% 12/15/28	1,250,000	1,391,705
Ohio Spl. Oblig. Series 2020 A, 5% 2/1/26	150,000	157,221
Ohio Tpk. Commission Tpk. Rev.:
(Infrastructure Projs.) Series 2022 A:
5% 2/15/32	70,000	81,985
5% 2/15/38	185,000	209,474
Series A, 5% 2/15/51	600,000	648,366
Scioto County Hosp. Facilities Rev. Series 2019, 5% 2/15/29	100,000	104,213
Univ. of Akron Gen. Receipts Series 2019 A, 4% 1/1/27	220,000	224,556
Washington County Hosp. Rev. Series 2022:
6% 12/1/28	215,000	217,889
6% 12/1/29	230,000	234,318
6% 12/1/30	245,000	250,048
6% 12/1/31	260,000	265,498
TOTAL OHIO		31,574,808
Oklahoma - 0.1%
Oklahoma City Arpt. Trust Series 33, 5% 7/1/47 (d)	200,000	205,827
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Series 2015 A, 5% 8/15/24	250,000	253,015
Oklahoma Dev. Fin. Auth. Rev. (Oklahoma City Univ. Proj.) Series 2019:
5% 8/1/23	45,000	45,005
5% 8/1/44	125,000	122,650
TOTAL OKLAHOMA		626,497
Oregon - 0.4%
Oregon State Hsg. & Cmnty. Svcs. Dept. Series 2019 A, 4% 7/1/50	1,090,000	1,081,135
Port of Portland Arpt. Rev.:
Series 2020 27A, 5% 7/1/45 (d)	650,000	675,553
Series 27 A, 5% 7/1/36 (d)	240,000	257,117
Salem Hosp. Facility Auth. Rev. (Salem Health Projs.) Series 2019 A, 3% 5/15/49	850,000	605,311
TOTAL OREGON		2,619,116
Pennsylvania - 7.6%
Allegheny County Arpt. Auth. Rev. Series 2021 A:
5% 1/1/51 (d)	2,105,000	2,184,677
5% 1/1/56 (d)	1,280,000	1,326,068
Allegheny County Indl. Dev. Auth. Rev. Series 2021:
3.5% 12/1/31	175,000	145,008
4% 12/1/41	270,000	198,370
4.25% 12/1/50	300,000	208,021
Bucks County Indl. Dev. Auth. Hosp. Rev. Series 2021:
5% 7/1/26	475,000	466,857
5% 7/1/27	475,000	466,557
5% 7/1/28	525,000	515,451
5% 7/1/29	550,000	539,914
5% 7/1/36	120,000	114,298
5% 7/1/38	240,000	225,145
Centre County Pennsylvania Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.) Series 2018 A, 5% 11/15/25	100,000	103,785
Chartiers Valley School District Series 2021 A, 3% 10/15/49	1,155,000	874,194
Commonwealth Fing. Auth. Rev. Series 2020 A, 5% 6/1/28	305,000	331,790
Delaware County Auth. Rev.:
(Cabrini College) Series 2017, 5% 7/1/47	510,000	485,110
Series 2017, 5% 7/1/28	445,000	451,404
Doylestown Hosp. Auth. Hosp. Rev. Series 2016 A, 5% 7/1/46	20,000	16,716
Dubois Hosp. Auth. Hosp. Rev.:
(Penn Highlands Healthcare Proj.) Series 2018:
4% 7/15/37	40,000	39,087
5% 7/15/36	500,000	520,045
Series 2020, 4% 7/15/45	500,000	462,532
Geisinger Auth. Health Sys. Rev. Series 2017 A1, 5% 2/15/45	100,000	102,375
Lehigh County Gen. Purp. Auth. Rev. (Muhlenberg College Proj.) Series 2017, 5% 2/1/39	60,000	61,904
Lehigh County Gen. Purp. Hosp. Rev. Series 2016 A, 4% 7/1/35	5,060,000	5,067,122
Monroeville Fin. Auth. UPMC Rev. Series 2012, 5% 2/15/26	95,000	98,877
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2016 A, 5% 10/1/40	330,000	309,743
Series 2019, 4% 9/1/44	185,000	171,098
Series 2020, 5% 4/1/27	300,000	308,684
Montgomery County Indl. Dev. Auth. Series 2015 A, 5.25% 1/15/36 (Pre-Refunded to 1/15/25 @ 100)	140,000	144,175
Northampton County Gen. Purp. Auth. Hosp. Rev.:
(St. Luke's Univ. Health Network Proj.) Series 2018 A, 4% 8/15/48	195,000	175,361
Series 2016 A, 5% 8/15/46	50,000	50,141
Pennsylvania Ctfs. Prtn. Series 2018 A:
5% 7/1/23	250,000	250,000
5% 7/1/24	300,000	304,820
5% 7/1/26	455,000	479,750
5% 7/1/27	500,000	538,067
5% 7/1/34	450,000	490,898
Pennsylvania Higher Edl. Facilities Auth. Rev. (Drexel Univ. Proj.):
Series 2016, 5% 5/1/35	500,000	519,031
Series 2017, 5% 5/1/35	10,000	10,523
Pennsylvania Hsg. Fin. Agcy.:
Series 2021 134B, 5% 10/1/27 (d)	1,160,000	1,220,837
Series 2021 137, 3% 10/1/51	875,000	832,298
Series 2022 138:
3% 10/1/52	1,375,000	1,306,816
5% 4/1/26	1,100,000	1,146,600
5% 10/1/26	600,000	631,084
5% 4/1/27	500,000	529,928
5% 10/1/27	450,000	481,262
5% 4/1/28	465,000	500,639
5% 10/1/28	475,000	515,771
5% 4/1/29	480,000	525,301
5% 10/1/29	1,000,000	1,102,923
5% 4/1/30	1,010,000	1,114,841
5% 10/1/30	695,000	772,132
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2015 B, 5% 12/1/45	265,000	271,611
Series 2016 A1, 5% 12/1/41	1,215,000	1,244,684
Series 2021 A, 4% 12/1/50	1,000,000	964,580
Series 2021 B:
5% 12/1/28	625,000	686,400
5% 12/1/29	1,000,000	1,117,255
Philadelphia Arpt. Rev.:
Series 2017 B:
5% 7/1/35 (d)	50,000	52,296
5% 7/1/47 (d)	970,000	989,511
Series 2020 C, 5% 7/1/29 (d)	595,000	640,780
Series 2021:
5% 7/1/26 (d)	2,920,000	3,027,229
5% 7/1/27 (d)	4,020,000	4,231,617
5% 7/1/28 (d)	425,000	451,932
5% 7/1/34 (d)	1,000,000	1,094,746
5% 7/1/35 (d)	1,000,000	1,085,638
Philadelphia Auth. for Indl. Dev.:
Series 2015 1, 5% 4/1/33	70,000	71,923
Series 2017 A, 5% 9/1/42	760,000	779,137
Philadelphia Gas Works Rev. Series 2020 A, 5% 8/1/32 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,121,789
Philadelphia Gen. Oblig.:
Series 2014 A, 5.25% 7/15/27 (Pre-Refunded to 1/15/24 @ 100)	275,000	278,022
Series 2019 A, 5% 8/1/26	220,000	232,484
Philadelphia School District:
Series 2018 A, 5% 9/1/25	50,000	51,618
Series 2018 B, 5% 9/1/43	50,000	52,567
Series 2019 A:
4% 9/1/35	170,000	172,667
5% 9/1/23	90,000	90,174
5% 9/1/34 (Assured Guaranty Muni. Corp. Insured)	80,000	87,031
Series 2019 B:
5% 9/1/25	140,000	144,530
5% 9/1/26	415,000	434,825
Series 2019 C, 5% 9/1/33	315,000	347,299
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2019 A, 5% 9/1/44 (Assured Guaranty Muni. Corp. Insured)	70,000	74,978
Southcentral Pennsylvania Gen. Auth. Rev.:
(Hanover Hosp., Inc. PA Proj.) Series 2015, 5% 12/1/28	45,000	46,621
Series 2019 A:
4% 6/1/44	50,000	47,964
4% 6/1/49	115,000	107,817
5% 6/1/25	200,000	206,387
5% 6/1/44	85,000	88,806
5% 6/1/49	135,000	140,116
State Pub. School Bldg. Auth. Lease Rev. (The School District of Philadelphia Proj.) Series 2016 A, 5% 6/1/32 (Assured Guaranty Muni. Corp. Insured)	315,000	330,580
Union County Hosp. Auth. Rev. Series 2018 B, 5% 8/1/43	185,000	186,841
TOTAL PENNSYLVANIA		50,390,485
Puerto Rico - 1.3%
Puerto Rico Commonwealth Aqueduct & Swr. Auth.:
Series 2021 B:
5% 7/1/33 (e)	250,000	256,352
5% 7/1/37 (e)	960,000	964,387
Series 2022 A, 4% 7/1/42 (e)	960,000	837,815
Puerto Rico Commonwealth Hwys & Tra Series 2022 B, 0% 7/1/32	740,000	470,714
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2021 A1:
0% 7/1/33	2,273,421	1,389,922
4% 7/1/33	1,608,885	1,528,543
4% 7/1/35	575,000	534,426
5.625% 7/1/27	190,000	200,062
5.625% 7/1/29	999,707	1,070,622
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2019 A2, 4.329% 7/1/40	1,660,000	1,578,711
TOTAL PUERTO RICO		8,831,554
Rhode Island - 0.1%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2016, 5% 5/15/39	215,000	215,747
Rhode Island Hsg. & Mtg. Fin. Corp. Series 2019 70, 4% 10/1/49	35,000	34,712
Rhode Island Student Ln. Auth. Student Ln. Rev. Series A:
4% 12/1/26 (d)	35,000	35,066
5% 12/1/23 (d)	625,000	627,934
TOTAL RHODE ISLAND		913,459
South Carolina - 0.9%
Charleston County Arpt. District Series 2019, 5% 7/1/48	395,000	415,481
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev. Series 2019 A, 4% 1/1/50	50,000	49,621
South Carolina Jobs-Econ. Dev. Auth. Series 2019 C, 5% 7/1/33	170,000	181,251
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. Series 2022 A, 4% 4/1/52	1,000,000	937,164
South Carolina Ports Auth. Ports Rev.:
Series 2015, 5.25% 7/1/55 (Pre-Refunded to 7/1/25 @ 100) (d)	255,000	265,240
Series 2018, 5% 7/1/43 (d)	520,000	538,067
South Carolina Pub. Svc. Auth. Rev.:
Series 2016 A:
5% 12/1/26	140,000	146,036
5% 12/1/29	500,000	519,055
5% 12/1/33	15,000	15,475
5% 12/1/38	80,000	81,541
Series 2016 B:
5% 12/1/31	105,000	109,500
5% 12/1/35	195,000	201,252
5% 12/1/41	175,000	177,815
Series A, 5% 12/1/23 (Escrowed to Maturity)	145,000	146,015
Series B, 5% 12/1/24	500,000	510,128
Spartanburg County Reg'l. Health Series 2017 A:
4% 4/15/43	30,000	27,380
4% 4/15/48	20,000	17,720
5% 4/15/48	1,415,000	1,443,970
TOTAL SOUTH CAROLINA		5,782,711
South Dakota - 0.1%
South Dakota Health & Edl. Facilities Auth. Rev. Series 2020 A, 3% 9/1/45	475,000	367,031
Tennessee - 1.2%
Chattanooga Health Ed. & Hsg. Facility Board Rev. Series 2019 A1:
4% 8/1/44	575,000	537,083
5% 8/1/25	135,000	138,062
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2018:
5% 7/1/26 (d)	450,000	465,365
5% 7/1/37 (d)	200,000	208,098
5% 7/1/38 (d)	1,315,000	1,363,925
Metropolitan Nashville Arpt. Auth. Rev.:
Series 2015 B, 4% 7/1/25 (d)	55,000	55,187
Series 2019 B:
5% 7/1/38 (d)	655,000	693,926
5% 7/1/54 (d)	225,000	232,226
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Series 2021 C, 5% 1/1/30	2,400,000	2,728,963
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev. (Lipscomb Univ. Proj.) Series 2019 A, 4% 10/1/49	1,000,000	790,954
Tennessee Hsg. Dev. Agcy. Residential:
Series 2021 1, 3% 7/1/51	570,000	550,046
Series 2021 3A, 3% 1/1/52	255,000	244,762
TOTAL TENNESSEE		8,008,597
Texas - 3.9%
Austin Cmnty. College District Rev. (Highland Campus Parking Garage Proj.) Series 2018 C:
5% 8/1/25	200,000	207,324
5% 8/1/26	200,000	211,832
Central Reg'l. Mobility Auth.:
Series 2020 B, 5% 1/1/45	1,000,000	1,049,556
Series 2021 B:
5% 1/1/33	640,000	712,234
5% 1/1/34	650,000	721,452
5% 1/1/35	550,000	606,356
5% 1/1/36	850,000	929,645
5% 1/1/37	1,100,000	1,190,482
5% 1/1/38	1,100,000	1,181,900
Series 2021 C, 5% 1/1/27	775,000	807,239
Dallas Fort Worth Int'l. Arpt. Rev. Series 2014 A, 5.25% 11/1/27 (d)	180,000	180,622
Denton Independent School District Bonds Series 2014 B:
2%, tender 8/1/24 (b)	70,000	68,595
2%, tender 8/1/24 (b)	15,000	14,801
2%, tender 8/1/24 (b)	15,000	14,801
Fort Bend Independent School District Bonds Series 2021 B, 0.72%, tender 8/1/26 (b)	410,000	363,635
Garland Elec. Util. Sys. Rev. Series 2021 A:
4% 3/1/35	765,000	787,615
4% 3/1/36	750,000	764,396
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Series 2015, 4% 12/1/45	220,000	209,595
Harris County Flood Cont. District Series 2021 A:
5% 10/1/25	690,000	720,155
5% 10/1/26	900,000	958,599
Houston Arpt. Sys. Rev.:
Series 2018 A, 5% 7/1/41 (d)	1,000,000	1,033,659
Series 2018 C:
5% 7/1/26 (d)	200,000	207,344
5% 7/1/30 (d)	120,000	128,250
Series 2018 D, 5% 7/1/39	260,000	275,435
Houston City of Higher Ed. Fin. Corp. (Houston Baptist Univ. Proj.) Series 2021:
3.375% 10/1/37	500,000	426,514
4% 10/1/51	1,200,000	1,001,783
Houston Gen. Oblig. Series 2017 A, 5% 3/1/32	25,000	26,822
Houston Util. Sys. Rev.:
Series 2016 B, 5% 11/15/34	5,000	5,275
Series 2020 C, 5% 11/15/45	1,000,000	1,084,282
Series 2021 A, 5% 11/15/26	445,000	471,883
Love Field Arpt. Modernization Rev.:
Series 2015, 5% 11/1/30 (d)	320,000	328,836
Series 2017, 5% 11/1/31 (d)	25,000	26,008
Lower Colorado River Auth. Rev. (LCRA Transmission Svcs. Corp. Proj.) Series 2020, 5% 5/15/24	300,000	304,147
Midlothian Independent School District Bonds Series 2013 C, 2%, tender 8/1/24 (b)	100,000	98,013
New Hope Cultural Ed. Facilities Fin. Corp. (Childrens Med. Ctr. of Dallas) Series 2017 A:
5% 8/15/27	10,000	10,727
5% 8/15/47	10,000	10,255
North Texas Tollway Auth. Rev.:
Series 2019 B, 5% 1/1/25	85,000	87,191
Series 2021 B, 4% 1/1/32	2,000,000	2,097,123
San Antonio Elec. & Gas Sys. Rev. Series 2017, 5% 2/1/33	5,000	5,335
San Antonio Wtr. Sys. Rev.:
Series 2018 A, 5% 5/15/33	5,000	5,460
Series 2020 A, 5% 5/15/50	475,000	509,593
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
Series 2017 A, 5% 2/15/24	265,000	267,716
Series 2018 A, 5% 7/1/29	305,000	331,125
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. Series 2019, 2.95% 7/1/36	122,794	109,814
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Mtg. Rev.:
Series 2019 A, 4% 3/1/50	90,000	89,380
Series A, 3.5% 3/1/51	145,000	141,605
Texas Private Activity Bond Surface Trans. Corp. (LBJ Infrastructure Group LLC I-635 Managed Lanes Proj.) Series 2020 A, 4% 6/30/37	1,000,000	953,102
Texas Trans. Commission Series 2019 A, 0% 8/1/41	250,000	104,521
Texas Trans. Commission Hwy. Impt. Gen. Oblig. Bonds Series 2014 B, 0.65%, tender 4/1/26 (b)	2,380,000	2,157,434
Univ. of North Texas Univ. Rev. Series 2022 A, 5% 4/15/47	2,000,000	2,100,814
TOTAL TEXAS		26,100,280
Utah - 0.1%
Salt Lake City Arpt. Rev.:
Series 2017 A, 5% 7/1/37 (d)	385,000	399,002
Series 2018 A:
5% 7/1/33 (d)	175,000	186,297
5.25% 7/1/48 (d)	130,000	134,800
TOTAL UTAH		720,099
Vermont - 0.2%
Vermont Hsg. Fin. Agcy. Series 2021 B, 3% 11/1/51	309,000	294,061
Vermont Student Assistant Corp. Ed. Ln. Rev.:
Series 2019 A, 5% 6/15/25 (d)	635,000	648,258
Series 2020 A, 5% 6/15/26 (d)	620,000	641,109
TOTAL VERMONT		1,583,428
Virginia - 1.1%
Lynchburg Econ. Dev. Series 2021, 3% 1/1/51	425,000	299,939
Roanoke Econ. Dev. Auth. Edl. Facilities Series 2018 A:
5% 9/1/23	360,000	360,554
5% 9/1/24	315,000	318,564
Salem Econ. Dev. Auth. Series 2020:
4% 4/1/40	120,000	108,554
5% 4/1/25	165,000	167,411
5% 4/1/36	500,000	521,288
Virginia College Bldg. Auth. Edl. Facilities Rev.:
(21St Century Collage and Equip. Programs) Series 2021 A:
4% 2/1/34	1,850,000	1,958,580
4% 2/1/35	1,700,000	1,781,806
Series 2019 A, 3% 2/1/36	195,000	181,501
Virginia Small Bus. Fing. Auth. (Elizabeth River Crossings OpCo, LLC Proj.) Series 2022, 4% 7/1/34 (d)	1,465,000	1,465,685
Wise County Indl. Dev. Auth. Waste & Sewage Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2010 A, 1.2%, tender 5/31/24 (b)	125,000	121,263
TOTAL VIRGINIA		7,285,145
Washington - 2.5%
King County Hsg. Auth. Rev. Series 2021, 4% 12/1/29	230,000	237,136
King County Swr. Rev. Series 2017, 5% 7/1/34	10,000	10,750
Port of Seattle Rev.:
Series 2013, 5% 7/1/24 (d)	55,000	55,030
Series 2015 B, 5% 3/1/25	70,000	71,342
Series 2015 C, 5% 4/1/24 (d)	50,000	50,452
Series 2018 A, 5% 5/1/31 (d)	350,000	365,762
Series 2019 A, 4% 4/1/44 (d)	100,000	92,198
Series 2021 C:
5% 8/1/24 (d)	445,000	451,018
5% 8/1/25 (d)	365,000	374,377
5% 8/1/26 (d)	495,000	514,677
5% 8/1/27 (d)	305,000	321,677
5% 8/1/28 (d)	860,000	918,799
Seattle Hsg. Auth. Rev. (Northgate Plaza Proj.) Series 2021, 1% 6/1/26	200,000	182,959
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Series 2017, 5% 12/1/41	295,000	303,592
Washington Convention Ctr. Pub. Facilities:
Series 2021 B, 3% 7/1/58 (Assured Guaranty Muni. Corp. Insured)	1,805,000	1,261,577
Series 2021, 4% 7/1/31	2,540,000	2,430,546
Washington Gen. Oblig. Series 2021 C, 5% 2/1/44	3,010,000	3,285,613
Washington Health Care Facilities Auth. Rev.:
(Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B:
5% 7/1/25	5,000	5,061
5% 7/1/30	5,000	5,031
5% 7/1/31	10,000	10,063
5% 7/1/42	100,000	98,704
Series 2017, 4% 8/15/42	100,000	88,146
Series 2019 A2, 5% 8/1/44	255,000	263,110
Series 2020, 5% 9/1/40	735,000	776,219
Washington Higher Ed. Facilities Auth. Rev.:
(Gonzaga Univ. Proj.) Series 2019 A, 3% 4/1/49	720,000	543,705
(Whitworth Univ. Proj.) Series 2016 A, 5% 10/1/25	550,000	561,445
Washington Hsg. Fin. Commission Series 2021 2N:
5% 6/1/26	970,000	1,015,506
5% 12/1/27	985,000	1,058,618
5% 12/1/28	500,000	545,730
5% 12/1/29	500,000	551,571
Washington Hsg. Fin. Commission Nonprofit Hsg. Rev. (Judson Park Proj.) Series 2018, 5% 7/1/38 (e)	100,000	86,982
TOTAL WASHINGTON		16,537,396
West Virginia - 0.0%
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2018 A, 5% 1/1/32	50,000	51,619
Wisconsin - 1.0%
Blue Ridge Healthcare Pub. Fin. Auth. Series 2020 A, 5% 1/1/31	60,000	64,627
Pub. Fin. Auth. Edl. Facilities Series 2018 A:
5.25% 10/1/43	160,000	158,018
5.25% 10/1/48	160,000	154,622
Pub. Fin. Auth. Hosp. Rev. Series 2019 A, 5% 10/1/44	355,000	366,459
Pub. Fin. Auth. Wisconsin Retirement Facility Rev. Series 2018:
5% 10/1/43 (e)	15,000	13,238
5% 10/1/48 (e)	20,000	17,046
5% 10/1/53 (e)	30,000	24,965
Roseman Univ. of Health:
Series 2020:
3% 4/1/25 (e)	215,000	208,156
3% 4/1/25 (Escrowed to Maturity) (e)	5,000	4,977
5% 4/1/40 (e)	95,000	92,990
5% 4/1/40 (Pre-Refunded to 4/1/30 @ 100) (e)	5,000	5,671
Series 2021 A:
3% 7/1/50	380,000	274,047
4.5% 6/1/56 (e)	1,870,000	1,382,582
Series 2021 B, 6.5% 6/1/56 (e)	500,000	403,187
Wisconsin Gen. Oblig. Series 2021 A, 5% 5/1/32	1,430,000	1,578,649
Wisconsin Health & Edl. Facilities:
Series 2016 A:
4% 11/15/46	195,000	185,345
4% 11/15/46 (Pre-Refunded to 5/15/26 @ 100)	80,000	81,769
Series 2019 A:
5% 12/1/28	150,000	162,015
5% 12/1/29	150,000	164,379
Series 2019 B1, 2.825% 11/1/28	50,000	44,324
Series 2019 B2, 2.55% 11/1/27	10,000	9,395
Series 2019:
5% 10/1/24	175,000	178,512
5% 10/1/30	195,000	213,598
Wisconsin Hsg. & Econ. Dev. Auth.:
Series 2021 A, 3% 3/1/52	185,000	177,758
Series 2021 C, 3% 9/1/52	370,000	355,094
Wisconsin Hsg. & Econ. Dev. Auth. Hsg. Rev. Bonds Series 2021 C:
0.61%, tender 5/1/24 (b)	65,000	62,805
0.81%, tender 5/1/25 (b)	225,000	213,293
TOTAL WISCONSIN		6,597,521
Wyoming - 0.4%
Wyoming Cmnty. Dev. Auth. Hsg. Rev. Series 2022 3:
5% 6/1/24 (d)	675,000	683,942
5% 12/1/24 (d)	695,000	709,077
5% 6/1/25 (d)	700,000	718,566
5% 12/1/25 (d)	375,000	387,659
TOTAL WYOMING		2,499,244
TOTAL MUNICIPAL BONDS (Cost $652,732,548)		612,270,784

Municipal Notes - 0.5%
	Principal Amount (a)	Value ($)
California - 0.5%
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. Participating VRDN Series MIZ 91 21, 4.45% 7/3/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(d)(g)(h) (Cost $3,100,000)	3,100,000	3,100,000

Money Market Funds - 6.5%
	Shares	Value ($)
Fidelity Municipal Cash Central Fund 4.23% (i)(j) (Cost $43,596,996)	43,588,282	43,597,001

TOTAL INVESTMENT IN SECURITIES - 99.2% (Cost $699,429,544)	658,967,785
NET OTHER ASSETS (LIABILITIES) - 0.8%	5,204,606
NET ASSETS - 100.0%	664,172,391

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Level 3 security
(d)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,347,059 or 0.8% of net assets.

(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Provides evidence of ownership in one or more underlying municipal bonds.
(h)	Coupon rates are determined by re-marketing agents based on current market conditions.
(i)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund 4.23%	17,795,993	53,864,991	28,064,000	479,156	-	17	43,597,001	1.6%
Total	17,795,993	53,864,991	28,064,000	479,156	-	17	43,597,001

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities	614,630,784	-	614,392,284	238,500

Money Market Funds	43,597,001	43,597,001	-	-
Total Investments in Securities:	658,227,785	43,597,001	614,392,284	238,500
Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		June 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $655,832,548)	$615,370,784
Fidelity Central Funds (cost $43,596,996)	43,597,001

Total Investment in Securities (cost $699,429,544)		$658,967,785
Cash		98,805
Receivable for investments sold		1,143
Receivable for fund shares sold		696,779
Interest receivable		7,762,582
Distributions receivable from Fidelity Central Funds		113,910
Other receivables		115
Total assets		667,641,119
Liabilities
Payable for investments purchased on a delayed delivery basis	$1,568,425
Payable for fund shares redeemed	493,744
Distributions payable	1,406,559
Total Liabilities		3,468,728
Net Assets		$664,172,391
Net Assets consist of:
Paid in capital		$711,186,389
Total accumulated earnings (loss)		(47,013,998)
Net Assets		$664,172,391
Net Asset Value , offering price and redemption price per share ($664,172,391 ÷ 69,058,392 shares)		$9.62

Statement of Operations
		Six months ended June 30, 2023 (Unaudited)
Investment Income
Interest		$7,741,669
Income from Fidelity Central Funds		479,156
Total Income		8,220,825
Expenses
Independent trustees' fees and expenses	$1,093
Total expenses before reductions	1,093
Expense reductions	(314)
Total expenses after reductions		779
Net Investment income (loss)		8,220,046
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(57,600)
Total net realized gain (loss)		(57,600)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	10,940,178
Fidelity Central Funds	17
Total change in net unrealized appreciation (depreciation)		10,940,195
Net gain (loss)		10,882,595
Net increase (decrease) in net assets resulting from operations		$19,102,641

Statement of Changes in Net Assets

	Six months ended June 30, 2023 (Unaudited)	Year ended December 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,220,046	$12,721,505
Net realized gain (loss)	(57,600)	(6,696,419)
Change in net unrealized appreciation (depreciation)	10,940,195	(64,898,138)
Net increase (decrease) in net assets resulting from operations	19,102,641	(58,873,052)
Distributions to shareholders	(8,067,181)	(12,667,680)

Share transactions
Proceeds from sales of shares	142,556,617	299,711,432
Reinvestment of distributions	58	13
Cost of shares redeemed	(98,040,840)	(263,494,616)

Net increase (decrease) in net assets resulting from share transactions	44,515,835	36,216,829
Total increase (decrease) in net assets	55,551,295	(35,323,903)

Net Assets
Beginning of period	608,621,096	643,944,999
End of period	$664,172,391	$608,621,096

Other Information
Shares
Sold	14,805,586	30,761,210
Issued in reinvestment of distributions	6	1
Redeemed	(10,182,282)	(27,284,108)
Net increase (decrease)	4,623,310	3,477,103

Fidelity Flex® Municipal Income Fund

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$9.45	$10.56	$10.50	$10.35	$9.85	$10.04
Income from Investment Operations
Net investment income (loss) A,B	.124	.200	.173	.232	.275	.261
Net realized and unrealized gain (loss)	.168	(1.111)	.068	.153	.531	(.193)
Total from investment operations	.292	(.911)	.241	.385	.806	.068
Distributions from net investment income	(.122)	(.199)	(.177)	(.235)	(.278)	(.258)
Distributions from net realized gain	-	-	(.004)	-	(.028)	-
Total distributions	(.122)	(.199)	(.181)	(.235)	(.306)	(.258)
Net asset value, end of period	$9.62	$9.45	$10.56	$10.50	$10.35	$9.85
Total Return C,D	3.09%	(8.63)%	2.31%	3.79%	8.26%	.71%
Ratios to Average Net Assets B,E,F
Expenses before reductions	-% G	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-% G	-%	-%	-%	-%	-%
Expenses net of all reductions	-% G	-%	-%	-%	-%	-%
Net investment income (loss)	2.60% G	2.07%	1.65%	2.26%	2.70%	2.69%
Supplemental Data
Net assets, end of period (000 omitted)	$664,172	$608,621	$643,945	$311,999	$188,914	$110,680
Portfolio turnover rate H	5% G	16%	5%	24%	18%	73%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Annualized.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended June 30, 2023

1. Organization.
Fidelity Flex Municipal Income Fund (the Fund) is a fund of Fidelity Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares.   Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts and advisory programs offered by Fidelity.

2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2023 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   market discount, capital loss carryforwards and losses deferred due to excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$5,194,931
Gross unrealized depreciation	(45,443,767)
Net unrealized appreciation (depreciation)	$(40,248,836)
Tax cost	$699,216,621

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(2,850,551)
Long-term	(3,849,965)
Total capital loss carryforward	$(6,700,516)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Flex Municipal Income Fund	34,233,898	13,508,566

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $314.

8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2023 to June 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During Period- C January 1, 2023 to June 30, 2023

Fidelity Flex® Municipal Income Fund	-%- D
Actual		$ 1,000	$ 1,030.90	$- E
Hypothetical- B		$ 1,000	$ 1,024.79	$- E

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.
D   Amount represents less than .005%.

E   Amount represents less than $.005.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.9884857.105
XLI-SANN-0823
Fidelity® Pennsylvania Municipal Income Fund

Semi-Annual Report
June 30, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary June 30, 2023 (Unaudited)
Revenue Sources (% of Fund's net assets)
Health Care	28.3
Transportation	21.2
Education	15.6
General Obligations	13.7
Housing	5.6
Water & Sewer	5.4
Others* (Individually Less Than 5%)	10.2
100.0

*Includes net other assets

Quality Diversification (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Schedule of Investments June 30, 2023 (Unaudited)

Showing Percentage of Net Assets
Municipal Bonds - 95.7%
	Principal Amount (a)	Value ($)
Guam - 0.2%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C:
6.25% 10/1/34 (b)	425,000	427,582
6.25% 10/1/34 (Pre-Refunded to 10/1/23 @ 100) (b)	275,000	276,671
TOTAL GUAM		704,253
Pennsylvania - 92.9%
Allegheny County Arpt. Auth. Rev. Series 2021 A, 5% 1/1/51 (b)	12,000,000	12,454,214
Allegheny County Higher Ed. Bldg. Auth. Univ. Rev.:
Series 2017, 5% 10/15/47	1,660,000	1,565,493
Series 2018:
5% 3/1/33	1,570,000	1,689,855
5% 3/1/34	2,250,000	2,416,005
Series 2022 A:
5% 3/1/24	500,000	504,534
5% 3/1/25	500,000	513,220
5% 3/1/27	1,740,000	1,838,239
5% 3/1/31	1,105,000	1,235,606
5% 3/1/34	645,000	729,522
Allegheny County Indl. Dev. Auth. Rev. Series 2021, 4.25% 12/1/50	3,000,000	2,080,211
Allegheny County Sanitation Auth. Swr. Rev. Series 2018, 5% 6/1/43	4,785,000	5,052,714
Bucks County Indl. Dev. Auth. Hosp. Rev. Series 2021:
5% 7/1/41	2,500,000	2,295,669
5% 7/1/54	2,500,000	2,128,386
Butler County Hosp. Auth. Hosp. Rev. (Butler Health Sys. Proj.) Series 2015 A:
5% 7/1/26	500,000	497,249
5% 7/1/27	490,000	487,861
5% 7/1/28	540,000	538,329
5% 7/1/29	710,000	709,563
5% 7/1/30	685,000	685,040
5% 7/1/35	1,885,000	1,856,706
5% 7/1/39	6,675,000	6,298,431
Cap. Region Wtr. Wtr. Rev. Series 2018:
5% 7/15/30	1,500,000	1,636,374
5% 7/15/31	1,250,000	1,361,435
Centre County Pennsylvania Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.):
Series 2016 A:
4% 11/15/32	350,000	353,324
4% 11/15/34	250,000	251,387
4% 11/15/35	200,000	200,630
5% 11/15/28	840,000	868,692
5% 11/15/29	1,625,000	1,678,363
5% 11/15/30	685,000	706,104
Series 2016 B:
4% 11/15/40	600,000	579,021
4% 11/15/47	3,605,000	3,409,207
Series 2018 A:
5% 11/15/26	1,140,000	1,200,666
5% 11/15/27	225,000	238,984
5% 11/15/28	200,000	212,205
5% 11/15/29	200,000	211,728
Chartiers Valley School District Series 2021 A, 3% 10/15/49	4,000,000	3,027,512
Chester County Health & Ed. Facilities Auth. Health Sys. Rev. Series 2017 A, 5% 10/1/35	2,125,000	2,245,036
Commonwealth Fing. Auth. Rev.:
Series 2019 B:
5% 6/1/28	1,000,000	1,087,836
5% 6/1/29	1,000,000	1,106,524
5% 6/1/30	1,000,000	1,124,030
5% 6/1/31	1,150,000	1,311,448
Series 2020 A, 5% 6/1/32	3,500,000	3,908,630
Cumberland County Muni. Auth. Rev. (Dickinson College Proj.) Series 2016:
5% 5/1/30	1,000,000	1,039,540
5% 5/1/31	500,000	519,225
5% 5/1/32	750,000	778,428
5% 5/1/33	2,210,000	2,290,760
5% 5/1/34	1,000,000	1,035,999
Dallas Area Muni. Auth. Univ. Rev. (Misericordia Univ. Proj.) Series 2019, 5% 5/1/48	4,000,000	3,711,668
Dauphin County Gen. Auth. (Pinnacle Health Sys. Proj.) Series 2016 A:
5% 6/1/34	1,275,000	1,323,099
5% 6/1/35	1,000,000	1,034,939
5% 6/1/36	625,000	644,618
Delaware County Auth. Rev.:
(Cabrini College) Series 2017, 5% 7/1/47	2,000,000	1,902,392
Series 2017, 5% 7/1/25	1,000,000	1,002,787
Doylestown Hosp. Auth. Hosp. Rev.:
Series 2016 A, 5% 7/1/46	3,500,000	2,925,293
Series 2019, 4% 7/1/45	1,350,000	980,577
Dubois Hosp. Auth. Hosp. Rev.:
(Penn Highlands Healthcare Proj.) Series 2018, 5% 7/15/25	200,000	204,461
Series 2020:
4% 7/15/45	1,520,000	1,406,098
5% 7/15/31	1,030,000	1,090,780
5% 7/15/34	1,000,000	1,056,386
5% 7/15/36	1,400,000	1,458,493
5% 7/15/39	1,160,000	1,191,270
Geisinger Auth. Health Sys. Rev.:
Series 2014 A, 4% 6/1/41	2,000,000	1,926,958
Series 2017 A2, 5% 2/15/39	1,880,000	1,940,878
Lackawanna County Indl. Dev. Auth. Rev. (Univ. of Scranton Proj.) Series 2017:
5% 11/1/24	590,000	600,824
5% 11/1/25	665,000	686,066
5% 11/1/27	1,105,000	1,175,685
Lancaster County Hosp. Auth. Health Ctr. Rev. Series 2016:
5% 8/15/31	1,000,000	1,062,194
5% 8/15/33	1,000,000	1,060,132
5% 8/15/34	1,000,000	1,057,459
5% 8/15/36	1,000,000	1,048,543
Lehigh County Gen. Purp. Auth. Rev.:
(Muhlenberg College Proj.) Series 2017, 5% 2/1/39	4,010,000	4,137,250
Series 2021 A, 4% 11/1/51	4,000,000	3,340,086
Lehigh County Gen. Purp. Hosp. Rev. Series 2019 A:
4% 7/1/49	5,000,000	4,628,917
5% 7/1/36	2,905,000	3,069,872
5% 7/1/44	5,000,000	5,067,871
Monroe County Hosp. Auth. Rev. Series 2016, 5% 7/1/33	3,675,000	3,786,366
Monroeville Fin. Auth. UPMC Rev. Series 2023 C:
5% 5/15/36	280,000	311,031
5% 5/15/37	330,000	361,493
5% 5/15/38	390,000	421,960
5% 5/15/39	250,000	268,797
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2014 A:
5% 10/1/23	1,305,000	1,305,344
5% 10/1/24	335,000	335,897
5% 10/1/25	750,000	751,049
5% 10/1/26	1,000,000	1,002,439
5% 10/1/27	1,000,000	1,003,356
Series 2016 A, 5% 10/1/40	4,000,000	3,754,457
Series 2018 A, 5% 9/1/26	1,500,000	1,563,890
Series 2019:
4% 9/1/34	2,500,000	2,511,501
4% 9/1/35	1,400,000	1,397,168
4% 9/1/36	1,200,000	1,178,448
4% 9/1/37	1,000,000	972,911
Montgomery County Indl. Dev. Auth.:
Series 2015 A, 5.25% 1/15/36 (Pre-Refunded to 1/15/25 @ 100)	2,000,000	2,059,649
Series 2017:
5% 12/1/33	2,150,000	2,312,611
5% 12/1/35	1,000,000	1,074,207
5% 12/1/36	2,670,000	2,854,143
Northampton County Gen. Purp. Auth. Hosp. Rev. (St. Luke's Univ. Health Network Proj.) Series 2018 A:
4% 8/15/48	4,500,000	4,046,789
5% 8/15/43	2,000,000	2,046,922
5% 8/15/48	2,500,000	2,556,716
Pennsylvania Ctfs. Prtn. Series 2018 A:
5% 7/1/28	400,000	436,042
5% 7/1/29	300,000	327,285
5% 7/1/30	375,000	410,207
5% 7/1/31	425,000	465,753
Pennsylvania Econ. Dev. Fing. Auth.:
Series 2023 A2:
5% 5/15/36	400,000	448,201
5% 5/15/37	500,000	554,655
5% 5/15/38	500,000	550,833
5% 5/15/39	620,000	679,817
Series 2023 B:
5% 5/15/36	450,000	504,226
5% 5/15/37	425,000	471,457
5% 5/15/38	575,000	633,458
5% 5/15/39	800,000	877,183
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2013, 3.875%, tender 8/1/23 (b)(c)	2,500,000	2,499,775
Pennsylvania Gen. Oblig.:
Series 2020, 2% 5/1/39	500,000	357,518
Series 2021:
2% 5/15/37	1,060,000	805,143
2% 5/15/38	4,825,000	3,554,779
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Drexel Univ. Proj.) Series 2016, 5% 5/1/35	2,000,000	2,076,122
Series 2016, 5% 5/1/33	2,200,000	2,290,079
Series 2019 A:
4% 3/1/37	1,150,000	1,136,591
5% 3/1/36	1,000,000	1,071,828
5% 3/1/38	1,055,000	1,108,624
5% 3/1/39	1,000,000	1,044,647
Pennsylvania Hsg. Fin. Agcy.:
Series 2019 130A, 4% 10/1/49	1,080,000	1,074,040
Series 2019 131, 3.5% 4/1/49	2,890,000	2,845,945
Series 2020 13 2A, 3.5% 4/1/51	1,390,000	1,368,952
Series 2020 133:
5% 10/1/23	400,000	401,354
5% 10/1/24	850,000	866,126
5% 10/1/27	650,000	692,502
5% 10/1/28	950,000	1,025,357
5% 4/1/29	100,000	108,672
5% 10/1/29	450,000	492,581
Series 2021 134B:
5% 4/1/24 (b)	1,255,000	1,264,242
5% 10/1/24 (b)	1,000,000	1,012,894
5% 10/1/25 (b)	370,000	379,135
5% 4/1/26 (b)	995,000	1,026,616
5% 10/1/26 (b)	1,500,000	1,558,984
Series 2021 137:
2.45% 10/1/41	1,305,000	955,278
5% 4/1/24	225,000	227,560
5% 10/1/24	265,000	270,254
5% 4/1/25	200,000	205,393
5% 10/1/25	220,000	227,824
5% 4/1/26	240,000	249,848
5% 10/1/26	280,000	294,066
5% 4/1/27	225,000	238,467
5% 10/1/27	225,000	240,631
5% 4/1/28	250,000	269,161
5% 10/1/28	260,000	282,317
5% 4/1/29	310,000	339,257
5% 10/1/29	365,000	402,567
Series 2023 142A:
4.5% 10/1/38	2,000,000	2,020,043
5% 10/1/43	2,000,000	2,083,950
Pennsylvania Pub. School Bldg. Auth. School Rev. Series 2014 B2:
5% 12/1/24	630,000	644,764
5% 12/1/25	335,000	343,130
5% 12/1/26	645,000	660,563
5% 12/1/27	360,000	368,836
Pennsylvania Tpk. Commission Tpk. Rev.:
(Sub Lien Proj.) Series 2017 B-1, 5% 6/1/34	5,000,000	5,307,196
Series 2013 A2:
5% 12/1/28	500,000	533,070
5% 12/1/38	2,500,000	2,623,305
Series 2014 A2, 0% 12/1/40 (d)	5,500,000	5,525,279
Series 2017 A1:
5% 12/1/31	2,000,000	2,172,547
5% 12/1/33	1,500,000	1,616,772
Series 2018 A2, 5% 12/1/43	5,000,000	5,282,958
Series 2019 A, 5% 12/1/37	5,815,000	6,199,950
Series 2020 B, 5% 12/1/50	5,000,000	5,289,948
Series 2021 A:
4% 12/1/44	4,000,000	3,942,251
4% 12/1/45	4,000,000	3,924,083
4% 12/1/50	2,000,000	1,929,160
Series 2021 B:
4% 12/1/40	1,000,000	993,408
4% 12/1/41	1,000,000	990,060
4% 12/1/42	1,500,000	1,478,337
5% 12/1/46	2,000,000	2,131,680
Philadelphia Arpt. Rev.:
Series 2017 A, 5% 7/1/42	350,000	362,558
Series 2017 B:
5% 7/1/31 (b)	1,000,000	1,053,792
5% 7/1/33 (b)	2,250,000	2,368,154
5% 7/1/37 (b)	5,065,000	5,249,204
5% 7/1/42 (b)	4,000,000	4,093,168
5% 7/1/47 (b)	3,035,000	3,096,048
Philadelphia Auth. for Indl. Dev.:
Series 2016, 5% 4/1/28	275,000	283,450
Series 2017, 5% 11/1/47	5,000,000	5,017,931
Series 2020 A, 4% 11/1/45	3,825,000	3,460,158
Series 2020 C:
4% 11/1/35	1,750,000	1,749,576
4% 11/1/36	1,500,000	1,480,162
4% 11/1/37	1,255,000	1,223,073
4% 11/1/38	1,000,000	968,043
Philadelphia Gas Works Rev.:
Series 16 A, 5% 8/1/50 (Assured Guaranty Muni. Corp. Insured)	8,835,000	9,338,593
Series 2015 13:
5% 8/1/29	2,000,000	2,059,037
5% 8/1/30	1,500,000	1,543,370
5% 8/1/31	1,100,000	1,131,582
Series 2016 14:
5% 10/1/33	1,500,000	1,556,198
5% 10/1/34	500,000	516,266
Philadelphia Gen. Oblig.:
Series 2017 A, 5% 8/1/30	1,500,000	1,606,661
Series 2019 B:
5% 2/1/38	3,000,000	3,212,606
5% 2/1/39	7,600,000	8,138,594
Philadelphia Redev. Auth. Rev. Series 2015 A, 5% 4/15/29	3,000,000	3,068,713
Philadelphia School District:
Series 2018 A:
5% 9/1/29	1,250,000	1,360,485
5% 9/1/30	1,000,000	1,089,064
5% 9/1/33	1,000,000	1,087,188
Series 2019 A:
4% 9/1/37	2,100,000	2,081,490
4% 9/1/38	2,300,000	2,255,678
4% 9/1/39	2,000,000	1,928,819
Philadelphia Wtr. & Wastewtr. Rev.:
Series 2015 B, 5% 7/1/30	3,500,000	3,621,070
Series 2020, 5% 10/1/40	3,195,000	3,413,099
Pittsburgh & Allegheny County Parking Sys. Series 2017:
5% 12/15/32	500,000	537,501
5% 12/15/33	500,000	536,844
Pittsburgh Gen. Oblig. Series 2014, 5% 9/1/23 (Build America Mutual Assurance Insured)	575,000	576,511
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev.:
Series 2019 A, 5% 9/1/44 (Assured Guaranty Muni. Corp. Insured)	3,600,000	3,855,989
Series 2019 B:
4% 9/1/34 (Assured Guaranty Muni. Corp. Insured)	2,000,000	2,069,421
4% 9/1/35 (Assured Guaranty Muni. Corp. Insured)	400,000	412,742
Reading School District Series 2017:
5% 3/1/35 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,065,239
5% 3/1/36 (Assured Guaranty Muni. Corp. Insured)	1,050,000	1,113,009
Saint Mary Hosp. Auth. Health Sys. Rev. (Trinity Health Proj.) Series 2012 B, 5% 11/15/26	1,000,000	1,059,754
Southcentral Pennsylvania Gen. Auth. Rev. Series 2015:
4% 12/1/30	1,040,000	1,057,532
5% 12/1/27	1,480,000	1,534,267
5% 12/1/29	1,000,000	1,034,626
State Pub. School Bldg. Auth. Delaware County Cmnty. College Proj. Series 2023:
5% 10/1/37 (Build America Mutual Assurance Insured)	530,000	574,899
5% 10/1/38 (Build America Mutual Assurance Insured)	600,000	644,505
5.25% 10/1/44 (Build America Mutual Assurance Insured)	1,100,000	1,183,087
Susquehanna Area Reg'l. Arp Auth. Series 2017:
5% 1/1/35 (b)	1,000,000	1,022,297
5% 1/1/38 (b)	1,125,000	1,132,348
Union County Hosp. Auth. Rev. Series 2018 B, 5% 8/1/48	6,000,000	6,022,183
West Mifflin Area School District Series 2016:
5% 4/1/24 (Assured Guaranty Muni. Corp. Insured)	1,250,000	1,264,221
5% 4/1/26 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,047,708
5% 4/1/28 (Assured Guaranty Muni. Corp. Insured)	1,390,000	1,467,266
Westmoreland County Indl. Dev. Auth. (Excela Health Proj.) Series 2020 A:
4% 7/1/23	1,125,000	1,125,000
4% 7/1/26	1,000,000	990,536
4% 7/1/37	1,400,000	1,282,238
5% 7/1/27	200,000	205,360
5% 7/1/28	1,130,000	1,168,718
5% 7/1/29	500,000	520,396
5% 7/1/30	1,000,000	1,047,613
TOTAL PENNSYLVANIA		378,223,851
Pennsylvania, New Jersey - 1.2%
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Series 2018 A:
5% 1/1/37	1,000,000	1,087,806
5% 1/1/38	1,300,000	1,396,192
5% 1/1/39	1,000,000	1,068,842
5% 1/1/40	1,100,000	1,169,472
TOTAL PENNSYLVANIA, NEW JERSEY		4,722,312
Puerto Rico - 1.4%
Puerto Rico Commonwealth Aqueduct & Swr. Auth. Series 2021 B, 5% 7/1/37 (e)	1,155,000	1,160,278
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2021 A1:
0% 7/1/33	1,225,367	749,164
5.625% 7/1/27	145,000	152,679
5.625% 7/1/29	440,000	471,212
5.75% 7/1/31	1,045,000	1,141,363
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2018 A1, 0% 7/1/31	1,155,000	823,970
Series 2019 A2, 4.329% 7/1/40	1,455,000	1,383,750
TOTAL PUERTO RICO		5,882,416
TOTAL MUNICIPAL BONDS (Cost $409,599,092)		389,532,832

Money Market Funds - 3.5%
	Shares	Value ($)
Fidelity Municipal Cash Central Fund 4.23% (f)(g) (Cost $14,004,000)	14,001,200	14,003,992

TOTAL INVESTMENT IN SECURITIES - 99.2% (Cost $423,603,092)	403,536,824
NET OTHER ASSETS (LIABILITIES) - 0.8%	3,409,038
NET ASSETS - 100.0%	406,945,862

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,160,278 or 0.3% of net assets.

(f)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund 4.23%	-	18,649,992	4,646,000	38,317	-	-	14,003,992	0.5%
Total	-	18,649,992	4,646,000	38,317	-	-	14,003,992

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities	389,532,832	-	389,532,832	-

Money Market Funds	14,003,992	14,003,992	-	-
Total Investments in Securities:	403,536,824	14,003,992	389,532,832	-
Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		June 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $409,599,092)	$389,532,832
Fidelity Central Funds (cost $14,004,000)	14,003,992

Total Investment in Securities (cost $423,603,092)		$403,536,824
Cash		4,142,964
Receivable for fund shares sold		53,321
Interest receivable		5,316,919
Distributions receivable from Fidelity Central Funds		38,317
Other receivables		266
Total assets		413,088,611
Liabilities
Payable for investments purchased	$4,103,500
Payable for fund shares redeemed	1,469,929
Distributions payable	383,016
Accrued management fee	117,501
Other affiliated payables	42,096
Other payables and accrued expenses	26,707
Total Liabilities		6,142,749
Net Assets		$406,945,862
Net Assets consist of:
Paid in capital		$429,598,667
Total accumulated earnings (loss)		(22,652,805)
Net Assets		$406,945,862
Net Asset Value , offering price and redemption price per share ($406,945,862 ÷ 39,408,693 shares)		$10.33

Statement of Operations
		Six months ended June 30, 2023 (Unaudited)
Investment Income
Interest		$6,419,436
Income from Fidelity Central Funds		38,317
Total Income		6,457,753
Expenses
Management fee	$712,393
Transfer agent fees	200,801
Accounting fees and expenses	53,150
Custodian fees and expenses	5,849
Independent trustees' fees and expenses	722
Registration fees	22,654
Audit	25,656
Legal	12,604
Miscellaneous	851
Total expenses before reductions	1,034,680
Expense reductions	(5,988)
Total expenses after reductions		1,028,692
Net Investment income (loss)		5,429,061
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(757,873)
Total net realized gain (loss)		(757,873)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	4,880,151
Fidelity Central Funds	(8)
Total change in net unrealized appreciation (depreciation)		4,880,143
Net gain (loss)		4,122,270
Net increase (decrease) in net assets resulting from operations		$9,551,331

Statement of Changes in Net Assets

	Six months ended June 30, 2023 (Unaudited)	Year ended December 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,429,061	$10,937,191
Net realized gain (loss)	(757,873)	(2,131,805)
Change in net unrealized appreciation (depreciation)	4,880,143	(59,341,779)
Net increase (decrease) in net assets resulting from operations	9,551,331	(50,536,393)
Distributions to shareholders	(5,353,528)	(10,893,254)

Share transactions
Proceeds from sales of shares	33,701,747	209,068,548
Reinvestment of distributions	3,071,387	6,861,043
Cost of shares redeemed	(41,047,548)	(302,424,436)

Net increase (decrease) in net assets resulting from share transactions	(4,274,414)	(86,494,845)
Total increase (decrease) in net assets	(76,611)	(147,924,492)

Net Assets
Beginning of period	407,022,473	554,946,965
End of period	$406,945,862	$407,022,473

Other Information
Shares
Sold	3,253,973	20,229,877
Issued in reinvestment of distributions	296,959	655,071
Redeemed	(3,965,745)	(28,961,466)
Net increase (decrease)	(414,813)	(8,076,518)

Fidelity® Pennsylvania Municipal Income Fund

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$10.22	$11.59	$11.59	$11.39	$10.92	$11.18
Income from Investment Operations
Net investment income (loss) A,B	.137	.255	.251	.275	.310	.314
Net realized and unrealized gain (loss)	.108	(1.372)	.013	.209	.523	(.226)
Total from investment operations	.245	(1.117)	.264	.484	.833	.088
Distributions from net investment income	(.135)	(.253)	(.251)	(.272)	(.307)	(.314)
Distributions from net realized gain	-	-	(.013)	(.012)	(.056)	(.034)
Total distributions	(.135)	(.253)	(.264)	(.284)	(.363)	(.348)
Net asset value, end of period	$10.33	$10.22	$11.59	$11.59	$11.39	$10.92
Total Return C,D	2.40%	(9.66)%	2.30%	4.32%	7.71%	.84%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.51% G	.49%	.48%	.49%	.48%	.48%
Expenses net of fee waivers, if any	.51% G	.49%	.48%	.49%	.48%	.48%
Expenses net of all reductions	.51% G	.49%	.48%	.48%	.48%	.48%
Net investment income (loss)	2.67% G	2.41%	2.16%	2.42%	2.74%	2.88%
Supplemental Data
Net assets, end of period (000 omitted)	$406,946	$407,022	$554,947	$535,587	$516,717	$452,519
Portfolio turnover rate H	6% G	7%	5%	17%	20%	15%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Annualized.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended June 30, 2023

1. Organization.
Fidelity Pennsylvania Municipal Income Fund (the Fund) is a fund of Fidelity Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares.   Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may be affected by economic and political developments in the state of Pennsylvania.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2023 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost.   Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   market discount and excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,372,355
Gross unrealized depreciation	(22,313,167)
Net unrealized appreciation (depreciation)	$(19,940,812)
Tax cost	$423,477,636

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(1,841,336)
Long-term	(290,469)
Total capital loss carryforward	$(2,131,805)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Pennsylvania Municipal Income Fund	17,488,039	10,848,372
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .35% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to an annualized rate of .10% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Pennsylvania Municipal Income Fund	.03

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.   Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Pennsylvania Municipal Income Fund	$407
7. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $936.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $5,052.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2023 to June 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During Period- C January 1, 2023 to June 30, 2023

Fidelity® Pennsylvania Municipal Income Fund	.51%
Actual		$ 1,000	$ 1,024.00	$ 2.56
Hypothetical- B		$ 1,000	$ 1,022.27	$ 2.56

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.705577.125
PFR-SANN-0823

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Municipal Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Municipal Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Municipal Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	August 22, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	August 22, 2023

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	August 22, 2023